UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-00558
THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire Life Law Unit The Hartford Financial Services Group, Inc. 200 Hopmeadow Street Simsbury, Connecticut 06089 (Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: October 31st
Date of reporting period: January 31, 2009
Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 66.8%
	Automobiles & Components — 0.6%
194	Honda Motor Co., Ltd.	$4,452

	Banks — 2.2%
153	Banco Itau Holding Financeira S.A. ADR	1,534
40	PNC Financial Services Group, Inc.	1,299
119	Standard Chartered plc	1,499
823	Washington Mutual, Inc. Private Placement † ⌂	30
596	Wells Fargo & Co.	11,262

		15,624

	Capital Goods — 4.0%
100	Cummins, Inc.	2,393
66	Deere & Co.	2,286
17	First Solar, Inc. •	2,413
1,101	General Electric Co.	13,350
131	Honeywell International, Inc.	4,302
62	Siemens AG ADR	3,465

		28,209

	Commercial & Professional Services — 0.3%
187	Monster Worldwide, Inc. •	1,719

	Diversified Financials — 6.6%
129	Ameriprise Financial, Inc.	2,597
670	Bank of America Corp.	4,407
519	Discover Financial Services, Inc.	3,713
155	Goldman Sachs Group, Inc.	12,513
474	Invesco Ltd.	5,593
517	JP Morgan Chase & Co.	13,176
369	UBS AG ADR •	4,593

		46,592

	Energy — 9.5%
126	Cameco Corp.	2,083
35	Canadian Natural Resources Ltd. ADR	1,241
36	EOG Resources, Inc.	2,453
269	Exxon Mobil Corp.	20,543
184	Hess Corp.	10,243
236	Marathon Oil Corp.	6,415
276	OAO Gazprom Class S ADR	3,578
43	Occidental Petroleum Corp.	2,340
234	Petroleo Brasileiro S.A. ADR	6,136
69	Reliance Industries GDR ▪	3,743
46	Schlumberger Ltd.	1,877
159	Suncor Energy, Inc. ADR	3,059
88	XTO Energy, Inc.	3,257

		66,968

	Food & Staples Retailing — 3.1%
206	Safeway, Inc.	4,415
262	Supervalu, Inc.	4,590
194	Walgreen Co.	5,312
155	Wal-Mart Stores, Inc.	7,308

		21,625

	FOOD, BEVERAGE & TOBACCO — 2.1%
1	Japan Tobacco, Inc.	2,645
195	PepsiCo, Inc.	9,810
116	Unilever N.V. NY Shares ADR	2,557

		15,012

		Market
Shares		Value +
	Health Care Equipment & Services — 4.0%
51	Intuitive Surgical, Inc. •	$5,223
67	McKesson Corp.	2,966
172	Medtronic, Inc.	5,750
410	UnitedHealth Group, Inc.	11,607
69	Varian Medical Systems, Inc. •	2,566

		28,112

	Household & Personal Products — 0.4%
57	Procter & Gamble Co.	3,106

	Insurance — 0.4%
64	ACE Ltd.	2,788

	Materials — 1.3%
181	Cliff’s Natural Resources, Inc.	4,187
62	Potash Corp. of Saskatchewan, Inc.	4,611

		8,798

	Media — 3.2%
774	Comcast Corp. Class A	11,342
653	Time Warner, Inc.	6,090
318	Viacom, Inc. Class B •	4,691

		22,123

	Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
83	AstraZeneca plc	3,204
263	Bristol-Myers Squibb Co.	5,629
101	Daiichi Sankyo Co., Ltd.	2,272
593	Elan Corp. plc ADR •	4,290
144	Eli Lilly & Co.	5,313
223	Pfizer, Inc.	3,257
485	Schering-Plough Corp.	8,522
232	Shionogi & Co., Ltd.	4,965
91	UCB S.A.	2,832
117	Vertex Pharmaceuticals, Inc. •	3,860
352	Wyeth	15,130

		59,274

	Retailing — 3.4%
89	Best Buy Co., Inc.	2,491
2,225	Buck Holdings L.P. † • ⌂	2,323
182	Kohl’s Corp. •	6,692
206	Lowe’s Co., Inc.	3,760
171	Nordstrom, Inc.	2,174
401	Staples, Inc.	6,390

		23,830

	Semiconductors & Semiconductor Equipment — 3.7%
503	Applied Materials, Inc.	4,709
143	Intel Corp.	1,838
221	Lam Research Corp. •	4,475
656	Maxim Integrated Products, Inc.	8,678
441	Texas Instruments, Inc.	6,585

		26,285

	Software & Services — 4.5%
89	Accenture Ltd. Class A	2,806
303	Electronic Arts, Inc. •	4,678
26	Google, Inc. •	8,734
710	Microsoft Corp.	12,144
215	Western Union Co.	2,933

		31,295

	Technology Hardware & Equipment — 5.8%
105	Apple, Inc. •	9,491

The Hartford Advisers Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
941	Cisco Systems, Inc. •	$14,093
609	Flextronics International Ltd. •	1,590
328	NetApp, Inc. •	4,866
217	Qualcomm, Inc.	7,494
56	Research In Motion Ltd. •	3,113

		40,647

	Telecommunication Services — 0.8%
420	MetroPCS Communications, Inc. •	5,711

	Transportation — 2.5%
724	Delta Air Lines, Inc. •	4,997
103	FedEx Corp.	5,247
174	United Parcel Service, Inc. Class B	7,393

		17,637

	Total common stock (Cost $732,781)	$469,807

WARRANTS — 0.0%
	Banks — 0.0%
103	Washington Mutual, Inc. Private Placement + ⌂	$—

	Total warrants (Cost $—)	$—

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 2.5%
	Finance — 2.5%
	Advanta Business Card Master Trust
$5,000	5.30%, 05/21/2012	$4,873
	Banc of America Commercial Mortgage, Inc.
1,380	5.18%, 09/10/2047 Δ	1,176
	Bear Stearns Commercial Mortgage Securities, Inc.
730	5.46%, 04/12/2038 Δ	606
	Citibank Credit Card Issuance Trust
2,985	5.65%, 09/20/2019	2,677
	Credit Suisse Mortgage Capital Certificates
1,505	5.47%, 09/15/2039	975
	JP Morgan Chase Commercial Mortgage Security Corp.
1,300	5.88%, 04/15/2045 Δ	960
	Marriott Vacation Club Owner Trust
262	5.36%, 10/20/2028 ▪	213
	Morgan Stanley Capital I
1,300	5.81%, 08/12/2041 Δ	979
	Nissan Automotive Lease Trust
5,000	5.10%, 07/16/2012	4,950

	Total asset & commercial mortgage backed securities (Cost $19,521)	$17,409

CORPORATE BONDS: INVESTMENT GRADE — 13.7%
	Capital Goods — 0.1%
	Xerox Corp.
$1,000	5.50%, 05/15/2012	$927

Principal		Market
Amount		Value +
	Consumer Cyclical — 0.4%
	DaimlerChrysler NA Holdings Corp.
$1,975	6.50%, 11/15/2013	$1,892
	Federated Retail Holdings, Inc.
714	5.90%, 12/01/2016	446
	Staples, Inc.
460	9.75%, 01/15/2014	489

		2,827

	Consumer Staples — 0.8%
	PepsiAmericas, Inc.
2,435	6.38%, 05/01/2009	2,446
	Procter & Gamble Co.
2,150	9.36%, 01/01/2021	2,628
	Weyerhaeuser Co.
800	7.38%, 03/15/2032	560

		5,634

	Energy — 0.3%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,049
	Weatherford International Ltd.
1,000	5.95%, 06/15/2012	948

		1,997

	Finance — 8.3%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014	124
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,117
	AXA Financial, Inc.
3,000	7.00%, 04/01/2028	2,356
	Bank of America Corp.
3,000	5.42%, 03/15/2017	2,459
	Berkshire Hathaway Finance Corp.
1,050	4.85%, 01/15/2015	1,047
	Brandywine Operating Partnership
750	5.70%, 05/01/2017 ‡	374
1,000	6.00%, 04/01/2016 ‡	535
	Capital One Bank
750	6.50%, 06/13/2013 ‡	724
	Capital One Capital IV
1,000	6.75%, 02/17/2037	501
	Capital One Financial Corp.
870	5.70%, 09/15/2011	831
	CIT Group, Inc.
1,150	7.63%, 11/30/2012 ‡	963
	Citigroup, Inc.
750	3.63%, 02/09/2009	749
1,600	6.00%, 10/31/2033	1,128
500	6.50%, 01/18/2011	495
	COX Communications, Inc.
2,000	5.45%, 12/15/2014	1,845
	Credit Suisse First Boston USA, Inc.
1,980	4.88%, 01/15/2015	1,818
	Developers Diversified Realty Corp.
1,500	5.38%, 10/15/2012	709
	Discover Financial Services, Inc.
1,245	6.45%, 06/12/2017 ‡	932

The Hartford Advisers Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	Eaton Vance Corp.
$530	6.50%, 10/02/2017	$460
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	596
	Genworth Financial, Inc.
1,500	6.15%, 11/15/2066	254
	Goldman Sachs Group, Inc.
1,000	5.30%, 02/14/2012	966
1,200	5.63%, 01/15/2017	1,001
	Health Care Properties
2,035	6.00%, 01/30/2017	1,257
	HSBC Finance Corp.
2,000	5.50%, 01/19/2016	1,837
	International Lease Finance Corp.
2,200	5.00%, 09/15/2012	1,615
1,200	5.63%, 09/15/2010	1,008
	Jackson National Life Insurance Co.
2,000	8.15%, 03/15/2027 ▪	1,639
	John Deere Capital Corp.
1,655	4.88%, 10/15/2010	1,693
	JP Morgan Chase & Co.
1,795	5.13%, 09/15/2014	1,729
	KeyCorp Capital II
250	6.88%, 03/17/2029	176
	Kimco Realty Corp.
1,550	5.78%, 03/15/2016	1,147
	Liberty Mutual Group, Inc.
2,335	5.75%, 03/15/2014 ▪	1,938
	Liberty Property L.P.
260	6.63%, 10/01/2017	185
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	1,870
	Morgan Stanley
2,650	5.38%, 10/15/2015	2,267
	National City Corp.
125	6.88%, 05/15/2019	109
	New England Mutual Life Insurance Co.
3,100	7.88%, 02/15/2024 ▪	2,845
	Prologis Trust
1,500	5.63%, 11/15/2016	801
	Prudential Financial, Inc.
585	5.80%, 06/15/2012	532
	Prudential Funding LLC
2,000	6.75%, 09/15/2023 ▪	1,498
	Realty Income Corp.
965	6.75%, 08/15/2019	653
	Republic New York Capital I
250	7.75%, 11/15/2006	212
	Santander Central Hispano Issuances Ltd.
500	7.63%, 11/03/2009	492
	Simon Property Group L.P.
3,100	6.10%, 05/01/2016	2,439
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	881

Principal		Market
Amount		Value +
	Finance (continued)
	Sovereign Capital Trust IV
$1,500	7.91%, 06/13/2036	$1,041
	Torchmark Corp.
3,000	8.25%, 08/15/2009	2,996
	UnitedHealth Group, Inc.
500	5.50%, 11/15/2012	501
	WEA Finance LLC
1,000	7.13%, 04/15/2018 ▪	800
	Wells Fargo Bank NA
2,500	6.45%, 02/01/2011	2,567

		58,712

	Health Care — 0.7%
	CVS Corp.
1,550	6.13%, 08/15/2016	1,577
	Schering-Plough Corp.
2,000	5.55%, 12/01/2013	2,068
	Wyeth
1,500	6.95%, 03/15/2011	1,601

		5,246

	Services — 0.3%
	Comcast Corp.
1,600	5.90%, 03/15/2016	1,560
	Wyndham Worldwide Corp.
615	6.00%, 12/01/2016	305

		1,865

	Technology — 1.0%
	BellSouth Telecommunications
250	7.00%, 12/01/2095	205
	Fiserv, Inc.
1,250	6.13%, 11/20/2012	1,195
	General Electric Co.
3,425	5.00%, 02/01/2013	3,419
	Intuit, Inc.
1,500	5.40%, 03/15/2012	1,391
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	771
	Verizon Global Funding Corp.
250	7.25%, 12/01/2010	266

		7,247

	Transportation — 0.4%
	Continental Airlines, Inc.
755	5.98%, 04/19/2022	577
	Southwest Airlines Co.
1,750	5.75%, 12/15/2016	1,366
677	6.15%, 08/01/2022	528

		2,471

	Utilities — 1.4%
	Consolidated Edison Co. of NY
955	5.30%, 12/01/2016	961
	Enel Finance International
805	6.80%, 09/15/2037 ▪	625
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ▪	1,299
	Kinder Morgan Energy Partners L.P.
1,500	6.95%, 01/15/2038	1,420

The Hartford Advisers Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities (continued)
	MidAmerican Energy Co.
$1,000	5.65%, 07/15/2012	$1,034
	MidAmerican Energy Holdings Co.
500	6.13%, 04/01/2036	469
	Northern Border Pipeline Co.
1,150	7.75%, 09/01/2009	1,159
	Southern California Edison Co.
1,750	5.55%, 01/15/2037	1,707
	Taqa Abu Dhabi National Energy Co.
550	5.62%, 10/25/2012 ▪ ‡	529
695	5.88%, 10/27/2016 ▪ ‡	600

		9,803

	Total corporate bonds: investment grade (Cost $112,666)	$96,729

MUNICIPAL BONDS — 0.5%
	General Obligations — 0.5%
	Oregon School Boards Association, Taxable Pension
$2,000	4.76%, 06/30/2028	$1,711
	State of Illinois, Taxable Pension
2,050	5.10%, 06/01/2033	1,810

	Total municipal bonds (Cost $4,027)	$3,521

U.S. GOVERNMENT AGENCIES — 3.1%
	Federal Home Loan Mortgage Corporation — 1.3%
	Mortgage Backed Securities:
$9,100	4.50%, 2039 *	$9,140

	Federal National Mortgage Association — 0.5%
	Mortgage Backed Securities:
3,525	4.50%, 2039 *	3,548
113	5.00%, 2036	115

		3,663

	Government National Mortgage Association — 1.3%
	Mortgage Backed Securities:
2,357	5.50%, 2036 — 2037	2,420
2,504	6.00%, 2023 - 2034	2,586
1,818	6.50%, 2026 - 2035	1,900
1,789	7.00%, 2031 — 2033	1,901
262	8.00%, 2029 — 2031	281

		9,088

	Total U.S. government agencies (Cost $21,666)	$21,891

U.S. GOVERNMENT SECURITIES — 9.8%
	Other Direct Federal Obligations — 2.9%
	Federal Financing Corporation:
$1,456	5.24%, 2013 о	$1,248
2,220	5.25%, 2013 о	1,894
10,000	9.80%, 2018	14,593

		17,735

	Federal Home Loan Bank:
2,225	4.88%, 2011 ‡	2,393

		20,128

Principal		Market
Amount		Value +
	U.S. Treasury Securities — 6.9%
	U.S. Treasury Bonds:
$5,775	6.25%, 2023 ‡	$7,305

	U.S. Treasury Notes:
9,500	2.38%, 2010	9,752
1,025	3.50%, 2010 □	1,056
10,000	3.88%, 2018	10,859
6,335	4.13%, 2010	6,672
10,200	4.50%, 2017	11,481
1,277	4.75%, 2012	1,414

		41,234

		48,539

	Total U.S. government securities (Cost $61,475)	$68,667

	Total long-term investments (Cost $952,136)	$678,024

SHORT-TERM INVESTMENTS — 5.1%
	Repurchase Agreements — 5.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $48, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $49)
$48	0.25% dated 01/30/2009	$48
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $14,153, collateralized by GNMA 6.00%, 2038, value of $14,435)
14,152	0.28% dated 01/30/2009	14,152
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $8,538, collateralized by FNMA 5.00% - 7.00%, 2023 — 2039, GNMA 7.00%, 2038, value of $8,709)
8,538	0.29% dated 01/30/2009	8,538
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $10,995, collateralized by FNMA 5.00% - 6.00%, 2035 — 2038, value of $11,214)
10,995	0.28% dated 01/30/2009	10,995
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,339, collateralized by U.S. Treasury Note 6.00%, 2009, value of $2,386)
2,339	0.27% dated 01/30/2009	2,339

	Total short-term investments (Cost $36,072)	$36,072

Total investments (Cost $988,208) ▲	101.5%	$714,096
Other assets and liabilities	(1.5)%	(10,674)

Total net assets	100.0%	$703,422

The Hartford Advisers Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.61% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $1,003,977 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,727
Unrealized Depreciation	(302,608)

Net Unrealized Depreciation	$(289,881)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $2,353, which represents 0.33% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $15,729, which represents 2.24% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $12,881.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis

06/2007	2,225	Buck Holdings L.P.	$2,227
04/2008	823	Washington Mutual, Inc. Private Placement	7,200
04/2008	103	Washington Mutual, Inc. Private Placement Warrants	—
The aggregate value of these securities at January 31, 2009 was $2,353 which represents 0.33% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)

10 Year U.S. Treasury Note	75	Long	Mar 2009	$(136)

*	The number of contracts does not omit 000’s.
+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Balanced Allocation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 99.1%
EQUITY FUNDS — 58.1%
5,023	The Hartford Capital Appreciation Fund, Class Y	$107,049
2,411	The Hartford Capital Appreciation II Fund, Class Y •	19,145
2,302	The Hartford Disciplined Equity Fund, Class Y	20,049
224	The Hartford Dividend and Growth Fund, Class Y	2,920
2,448	The Hartford Equity Income Fund, Class Y	21,467
338	The Hartford Fundamental Growth Fund, Class Y •	2,331
3,330	The Hartford Global Growth Fund, Class Y •	33,164
1,763	The Hartford Growth Fund, Class Y •	19,250
1,101	The Hartford Growth Opportunities Fund, Class Y •	18,832
2,051	The Hartford International Opportunities Fund, Class Y	18,869
1,791	The Hartford International Small Company Fund, Class Y	13,220
80	The Hartford LargeCap Growth Fund, Class Y	452
1,152	The Hartford Select MidCap Value Fund, Class Y	6,580
1,909	The Hartford Select SmallCap Value Fund, Class Y	11,587
1,516	The Hartford Small Company Fund, Class Y •	18,356
8,569	The Hartford Value Fund, Class Y	64,264

	Total equity funds (Cost $603,354)	$377,535

FIXED INCOME FUNDS — 41.0%
5,259	The Hartford Floating Rate Fund, Class Class Y	$34,864
218	The Hartford High Yield Fund, Class Y	1,195
8,524	The Hartford Income Fund, Class Y	71,260
5,169	The Hartford Inflation Plus Fund, Class Class Y	54,166
4,646	The Hartford Short Duration Fund, Class Y	42,325
2,053	The Hartford Strategic Income Fund, Class Y	15,312
5,036	The Hartford Total Return Bond Fund, Class Y	47,588

	Total fixed income funds (Cost $310,856)	$266,710

	Total investments in affiliated investment companies (Cost $914,210)	$644,245

EXCHANGE TRADED FUNDS — 0.8%
8	Powershares Emerging Markets Sovereign Debt Portfolio ETF	$175
126	SPDR DJ Wilshire International Real Estate ETF	2,982
68	SPDR DJ Wilshire REIT ETF	2,256

	Total investments in exchange traded funds (Cost $8,942)	$5,413

			Market
Shares			Value +
SHORT-TERM INVESTMENTS — 0.0%
1	State Street Bank Money Market Fund		$1

	Total investments in short-term investments (Cost $1)		$1

	Total investments (Cost $923,153) ▲	99.9%	$649,659
	Other assets and liabilities	0.1%	563

	Total net assets	100.0%	$650,222

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $924,161 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$146
Unrealized Depreciation	(274,648)

Net Unrealized Depreciation	$(274,502)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 39.5%
	Banks — 2.7%
11	PNC Financial Services Group, Inc.	$361
5	Toronto-Dominion Bank ADR	155
10	US Bancorp	148
23	Wells Fargo & Co.	425

		1,089

	Capital Goods — 4.2%
5	Caterpillar, Inc.	154
7	Eaton Corp.	299
40	General Electric Co.	490
6	Illinois Tool Works, Inc.	203
8	PACCAR, Inc.	201
7	Rockwell Automation, Inc.	174
3	Schneider Electric S.A.	196

		1,717

	Commercial & Professional Services — 0.9%
12	Waste Management, Inc.	384

	Consumer Durables & Apparel — 0.3%
2	Fortune Brands, Inc.	61
3	Stanley Works	78

		139

	Diversified Financials — 1.8%
13	Bank of America Corp.	86
6	Bank of New York Mellon Corp.	151
20	JP Morgan Chase & Co.	516

		753

	Energy — 6.5%
11	BP plc ADR	446
12	Chevron Corp.	811
10	Marathon Oil Corp.	264
11	Royal Dutch Shell plc ADR	517
13	Total S.A. ADR	632

		2,670

	Food & Staples Retailing — 0.2%
4	Sysco Corp.	78

	Food, Beverage & Tobacco — 3.1%
20	Altria Group, Inc.	336
4	ConAgra Foods, Inc.	65
3	Diageo plc ADR	174
3	Lorillard, Inc.	196
9	Philip Morris International, Inc.	334
7	Unilever N.V. NY Shares ADR	163

		1,268

	Household & Personal Products — 1.4%
11	Kimberly-Clark Corp.	571

	Insurance — 0.4%
7	Allstate Corp.	147

	Materials — 1.7%
9	E.I. DuPont de Nemours & Co.	213
6	International Paper Co.	55
8	Packaging Corp. of America	119
5	PPG Industries, Inc.	173
28	Rexam plc	128

		688

		Market
Shares		Value +
	Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
14	Bristol-Myers Squibb Co.	$291
3	Eli Lilly & Co.	118
7	GlaxoSmithKline plc ADR	240
9	Johnson & Johnson	507
11	Merck & Co., Inc.	320
33	Pfizer, Inc.	480
6	Wyeth	245

		2,201

	Retailing — 2.2%
11	Genuine Parts Co.	359
19	Home Depot, Inc.	402
10	Nordstrom, Inc.	128

		889

	Semiconductors & Semiconductor Equipment — 0.7%
1	Analog Devices, Inc.	22
22	Intel Corp.	286

		308

	Telecommunication Services — 3.1%
31	AT&T, Inc.	770
16	Verizon Communications, Inc.	481

		1,251

	Utilities — 4.9%
8	American Electric Power Co., Inc.	235
6	Consolidated Edison, Inc.	249
13	Dominion Resources, Inc.	440
16	FPL Group, Inc.	804
5	PG&E Corp.	205
2	SCANA Corp.	72

		2,005

	Total common stock (Cost $22,582)	$16,158

Principal
Amount
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 1.6%
	Finance — 1.6%
	Banc of America Commercial Mortgage, Inc.
$85	5.45%, 01/15/2049	$58
	Carmax Automotive Owner Trust
68	4.34%, 09/15/2010	68
	Commercial Mortgage Pass-Through Certificates
100	5.77%, 06/10/2046 Δ	74
	Long Beach Automotive Receivables Trust
100	5.03%, 01/15/2014	85
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	83
100	5.61%, 05/12/2039 Δ	87
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	84
	Nissan Automotive Lease Trust
100	5.10%, 07/16/2012	99

		638

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Health Care — 0.0%
	CVS Lease Pass-Through Trust
$19	6.04%, 12/10/2028 ▪	$15

	Total asset & commercial mortgage backed securities (Cost $767)	$653

CORPORATE BONDS: INVESTMENT GRADE — 45.4%
	Basic Materials — 1.1%
	Alcan, Inc.
$50	6.13%, 12/15/2033	$35
	ArcelorMittal
100	6.13%, 06/01/2018	78
	Commercial Metals Co.
70	6.50%, 07/15/2017	53
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	40
	Freeport-McMoRan Copper & Gold, Inc.
45	8.38%, 04/01/2017	37
	Inco Ltd.
30	7.20%, 09/15/2032	22
45	7.75%, 05/15/2012	46
	International Paper Co.
40	7.40%, 06/15/2014	34
	Methanex Corp.
20	8.75%, 08/15/2012	19
	Temple-Inland, Inc.
40	6.63%, 01/15/2016	27
	Yara International ASA
45	5.25%, 12/15/2014 ▪	39

		430

	Capital Goods — 0.5%
	Goodrich Corp.
35	6.29%, 07/01/2016	35
	Tyco International Group S.A.
25	6.75%, 02/15/2011	25
	Xerox Corp.
100	5.50%, 05/15/2012	93
60	6.40%, 03/15/2016	51

		204

	Consumer Cyclical — 0.6%
	Avnet, Inc.
50	6.63%, 09/15/2016	41
	DaimlerChrysler NA Holdings Corp.
70	6.50%, 11/15/2013	67
	Energy Transfer Partners
25	6.63%, 10/15/2036	19
	SABMiller plc
80	6.20%, 07/01/2011 ▪	80
	Staples, Inc.
45	9.75%, 01/15/2014	48

		255

	Consumer Staples — 2.3%
	Altria Group, Inc.
105	9.70%, 11/10/2018	115

Principal		Market
Amount		Value +
	Consumer Staples (continued)
	Anheuser-Busch InBev N.V.
$20	7.20%, 01/15/2014 ▪	$20
75	7.75%, 01/15/2019 ▪	76
	BAT International Finance plc
20	8.13%, 11/15/2013 ▪	21
35	9.50%, 11/15/2018 ▪	38
	Bottling Group LLC
60	5.13%, 01/15/2019	61
	Cargill, Inc.
95	5.60%, 09/15/2012 ▪	93
	Cia Brasileira de Bebidas
50	8.75%, 09/15/2013	55
	Coca-Cola Enterprises, Inc.
50	7.38%, 03/03/2014	57
	Dr. Pepper Snapple Group
75	6.82%, 05/01/2018	71
	General Mills, Inc.
35	5.65%, 02/15/2019	36
	Kraft Foods, Inc.
100	6.50%, 08/11/2017	103
30	6.75%, 02/19/2014	33
	PepsiAmericas, Inc.
35	4.88%, 01/15/2015	32
	Philip Morris International, Inc.
75	5.65%, 05/16/2018	75
55	6.38%, 05/16/2038	58
	Weyerhaeuser Co.
10	7.38%, 03/15/2032	7

		951

	Energy — 2.9%
	AGL Capital Corp.
35	6.38%, 07/15/2016	32
	Amerada Hess Corp.
45	7.88%, 10/01/2029	42
	Atmos Energy Corp.
40	6.35%, 06/15/2017	36
	Canadian National Resources Ltd.
30	5.70%, 05/15/2017	26
	ConocoPhillips
100	4.75%, 02/01/2014	101
	Enterprise Products Operating L.P.
90	5.65%, 04/01/2013	86
	Hess Corp.
85	7.00%, 02/15/2014	86
	Panhandle Eastern Pipeline
75	6.20%, 11/01/2017	61
	Pemex Project Funding Master Trust
50	3.30%, 06/15/2010 Δ	49
50	5.75%, 03/01/2018	42
	Petroleos Mexicanos
20	8.00%, 05/03/2019 ▪	20
	Sempra Energy
70	8.90%, 11/15/2013	75
	Transocean, Inc.
110	6.00%, 03/15/2018	104

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Energy (continued)
	TXU Electric Delivery Co.
$100	6.38%, 05/01/2012	$100
	Weatherford International Ltd.
100	6.00%, 03/15/2018	80
	Williams Companies, Inc.
50	8.75%, 03/15/2032	46
	XTO Energy, Inc.
80	5.50%, 06/15/2018	73
50	5.75%, 12/15/2013	49
25	6.75%, 08/01/2037	23
45	7.50%, 04/15/2012	45

		1,176

	Finance — 20.1%
	Ace Capital Trust II
90	9.70%, 04/01/2030	73
	Allied World Assurance
50	7.50%, 08/01/2016	37
	AMB Property L.P.
100	5.45%, 12/01/2010	84
	Ameriprise Financial, Inc.
60	5.35%, 11/15/2010	56
20	5.65%, 11/15/2015	17
	AXA S.A.
45	8.60%, 12/15/2030	34
	BAC Capital Trust VI
20	5.63%, 03/08/2035	13
	Banco Mercantil del Norte S.A.
15	5.87%, 02/17/2014 ◘ Δ	15
	Bank of America Corp.
50	4.90%, 05/01/2013	48
160	5.25%, 12/01/2015	139
200	5.42%, 03/15/2017	164
75	6.00%, 09/01/2017	70
50	7.25%, 10/15/2025	48
	Banque Cent De Tunisie
10	7.38%, 04/25/2012	10
	Bear Stearns & Co., Inc.
90	5.35%, 02/01/2012	91
75	6.95%, 08/10/2012	79
120	7.25%, 02/01/2018	128
	Berkley (W.R.) Corp.
90	5.13%, 09/30/2010	85
	Berkshire Hathaway Finance Corp.
50	5.00%, 08/15/2013	52
	Brandywine Operating Partnership
15	5.70%, 05/01/2017	7
75	5.75%, 04/01/2012	55
	Capital One Financial Corp.
200	6.75%, 09/15/2017	182
	Capmark Financial Group
40	5.88%, 05/10/2012	15
	CIT Group, Inc.
10	5.40%, 01/30/2016	6
23	5.65%, 02/13/2017	15

Principal		Market
Amount		Value +
	Finance (continued)
	CIT Group, Inc.
$45	5.80%, 07/28/2011	$38
31	5.85%, 09/15/2016	20
10	7.63%, 11/30/2012	8
60	12.00%, 12/18/2018 ▪	44
	Citigroup, Inc.
105	5.00%, 09/15/2014	85
100	5.50%, 08/27/2012	92
190	5.63%, 08/27/2012	169
85	6.00%, 10/31/2033	60
35	6.13%, 11/21/2017	32
100	6.88%, 03/05/2038	90
65	8.30%, 12/21/2057 Δ	34
	Colonial Realty L.P.
95	6.05%, 09/01/2016	57
	Countrywide Financial Corp.
40	5.80%, 06/07/2012	39
	COX Communications, Inc.
70	6.45%, 12/01/2036 ▪	58
90	7.13%, 10/01/2012	89
	Credit Suisse New York
315	6.00%, 02/15/2018	289
	Developers Diversified Realty Corp.
50	5.00%, 05/03/2010	36
50	5.38%, 10/15/2012	24
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	7
	Duke-Weeks Realty
50	7.75%, 11/15/2009	49
	Eaton Vance Corp.
65	6.50%, 10/02/2017	56
	Equity One, Inc.
65	6.00%, 09/15/2017	42
	ERAC USA Finance Co.
125	7.00%, 10/15/2037 ▪	74
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	47
50	6.60%, 05/15/2037 Δ	21
20	8.75%, 03/15/2010	19
	Farmers Exchange Capital
100	7.05%, 07/15/2028 ▪	58
	General Electric Capital Corp.
75	5.40%, 09/20/2013	74
95	5.88%, 01/14/2038	76
90	6.15%, 08/07/2037	74
205	6.75%, 03/15/2032	184
	Goldman Sachs Group, Inc.
115	5.45%, 11/01/2012	111
75	5.95%, 01/15/2027	56
180	6.25%, 09/01/2017	167
170	6.45%, 05/01/2036	125
30	6.60%, 01/15/2012	30
85	6.75%, 10/01/2037	65

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	HBOS plc
$50	6.00%, 11/01/2033 ▪	$31
	Health Care Properties
20	5.65%, 12/15/2013	14
80	6.00%, 01/30/2017	49
	Host Hotels & Resorts, Inc.
7	3.25%, 04/15/2024 ▪ ۞	6
	Host Marriott L.P.
15	6.75%, 06/01/2016	12
	HSBC Finance Corp.
100	6.38%, 10/15/2011	103
95	6.75%, 05/15/2011	97
	HSBC Holdings plc
250	6.80%, 06/01/2038	237
	International Lease Finance Corp.
100	5.63%, 09/15/2010	84
	Janus Capital Group, Inc.
60	6.70%, 06/15/2017	38
	JP Morgan Chase & Co.
165	5.13%, 09/15/2014	159
50	5.88%, 03/15/2035	36
170	6.75%, 02/01/2011	176
	Keycorp
25	6.50%, 05/14/2013	24
	Kimco Realty Corp.
30	5.78%, 03/15/2016	22
	Lazard Group
80	6.85%, 06/15/2017	55
	Liberty Mutual Group, Inc.
60	5.75%, 03/15/2014 ▪	50
80	7.50%, 08/15/2036 ▪	53
	Liberty Property L.P.
10	5.50%, 12/15/2016	7
25	7.75%, 04/15/2009	25
50	8.50%, 08/01/2010	47
	Lincoln National Corp.
80	5.65%, 08/27/2012	75
35	6.15%, 04/07/2036	23
	Merrill Lynch & Co., Inc.
50	5.45%, 02/05/2013	47
210	6.05%, 08/15/2012 — 05/16/2016	191
100	6.22%, 09/15/2026	83
20	6.40%, 08/28/2017	19
	Metlife, Inc.
25	6.13%, 12/01/2011	25
	Mizuho Financial Group, Inc.
100	5.79%, 04/15/2014 ▪	88
	Morgan Stanley
365	4.75%, 04/01/2014	304
200	5.45%, 01/09/2017	170
	National City Corp.
40	4.90%, 01/15/2015	37

Principal			Market
Amount ╬			Value +
		Finance (continued)
		PNC Funding Corp.
	$60	5.50%, 09/28/2012	$60
		Prudential Financial, Inc.
	70	6.10%, 06/15/2017	59
		Realty Income Corp.
	85	6.75%, 08/15/2019	58
		Regency Centers L.P.
	30	5.25%, 08/01/2015	21
	15	5.88%, 06/15/2017	10
		Reinsurance Group of America, Inc.
	60	5.63%, 03/15/2017	43
		Schwab Capital Trust I
	35	7.50%, 11/15/2037 Δ	21
		Simon Property Group L.P.
	50	4.88%, 08/15/2010	46
	45	5.38%, 06/01/2011	40
	80	5.63%, 08/15/2014	64
		SLM Corp.
	50	8.45%, 06/15/2018	43
		Symetra Financial Corp.
	10	6.13%, 04/01/2016 ▪	8
		Trustreet Properties, Inc.
	80	7.50%, 04/01/2015	84
		UBS AG Jersey Branch
	25	0.00%, 02/05/2009 — 04/09/2009 ▪ о	23
		UFJ Finance Aruba AEC
	100	6.75%, 07/15/2013	101
		United Dominion Realty Trust, Inc.
	55	6.05%, 06/01/2013	40
		UnitedHealth Group, Inc.
	100	5.50%, 11/15/2012	100
		Unitrin, Inc.
	100	4.88%, 11/01/2010	86
	40	6.00%, 05/15/2017	25
		Wachovia Corp.
	55	4.88%, 02/15/2014	49
	100	5.50%, 05/01/2013	103
	70	5.63%, 10/15/2016	61
	105	5.75%, 02/01/2018	103
		WEA Finance LLC
	100	7.13%, 04/15/2018 ▪	80
		Wells Fargo & Co.
	175	4.38%, 01/31/2013	170
	150	5.63%, 12/11/2017	147
		Westfield Group ADR
	60	5.40%, 10/01/2012 ▪	50
		Willis North America, Inc.
	30	6.20%, 03/28/2017	21
		WR Berkley Corp.
	25	5.88%, 02/15/2013	22

			8,247

		Foreign Governments — 2.5%
		Brazil (Republic of)
	100	6.00%, 01/17/2017	99
BRL	54	6.00%, 08/15/2010	23

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Foreign Governments (continued)
		Brazil (Republic of) (continued)
	$20	7.88%, 03/07/2015	$22
	70	8.00%, 01/15/2018	75
	55	8.25%, 01/20/2034	62
EUR	20	8.50%, 09/24/2012	28
	45	8.75%, 02/04/2025	52
	50	8.88%, 10/14/2019	58
		Colombia (Republic of)
	10	10.00%, 01/23/2012	11
	30	10.38%, 01/28/2033	35
	15	10.75%, 01/15/2013	18
		Hungary Government
HUF	4,500	5.50%, 02/12/2014	16
		Morocco (Kingdom of)
EUR	50	5.38%, 06/27/2017 ◘	56
		Peru (Republic of)
	14	6.55%, 03/14/2037	13
EUR	10	7.50%, 10/14/2014	13
	10	8.75%, 11/21/2033	11
	35	9.13%, 02/21/2012	39
	10	9.88%, 02/06/2015	12
		Russian Federation Government
	255	7.50%, 03/31/2030 ◘	236
		South Africa (Republic of)
	15	7.38%, 04/25/2012	15
		United Mexican States
	4	5.63%, 01/15/2017	4
	6	5.95%, 03/19/2019	6
	68	6.05%, 01/11/2040	58
	55	6.75%, 09/27/2034	52
MXP	175	7.75%, 12/14/2017	12
MXP	175	8.00%, 12/19/2013	12

			1,038

		Health Care — 1.4%
		Amerisource Bergen Corp.
	25	5.63%, 09/15/2012	24
	101	5.88%, 09/15/2015	92
		Amgen, Inc.
	20	5.70%, 02/01/2019	21
	25	6.40%, 02/01/2039	26
		AstraZeneca plc
	45	6.45%, 09/15/2037	50
		CVS Caremark Corp.
	39	6.94%, 01/10/2030 ▪	30
		Glaxosmithkline Capital, Inc.
	50	5.65%, 05/15/2018	53
	85	6.38%, 05/15/2038	95
		Laboratory Corp.
	20	5.63%, 12/15/2015	18
		Medco Health Solutions
	75	7.13%, 03/15/2018	72

Principal		Market
Amount		Value +
	Health Care (continued)
	Quest Diagnostics, Inc.
$115	6.95%, 07/01/2037	$96

		577

	Services — 2.3%
	AT&T Broadband Corp.
120	8.38%, 03/15/2013	130
	CBS Corp.
95	7.70%, 07/30/2010	96
35	7.88%, 07/30/2030	23
	Comcast Corp.
80	6.45%, 03/15/2037	77
110	7.05%, 03/15/2033	114
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	43
	News America, Inc.
60	6.40%, 12/15/2035	55
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	30
	Time Warner, Inc.
50	5.50%, 11/15/2011	49
85	6.75%, 04/15/2011	86
105	7.63%, 04/15/2031	101
	Viacom, Inc.
50	5.75%, 04/30/2011	48
40	6.13%, 10/05/2017	33
45	6.25%, 04/30/2016	38
	Wyndham Worldwide Corp.
10	6.00%, 12/01/2016	5
	Wynn Las Vegas LLC
15	6.63%, 12/01/2014	11

		939

	Technology — 6.4%
	Alltel Corp.
60	6.75%, 04/01/2028	47
	AT&T, Inc.
30	5.10%, 09/15/2014	30
90	6.15%, 09/15/2034	86
250	6.30%, 01/15/2038	244
110	6.50%, 09/01/2037	110
	BellSouth Corp.
30	5.20%, 09/15/2014	30
	British Telecommunications plc
35	8.62%, 12/15/2010 Δ	37
90	9.12%, 12/15/2030 Δ	91
	Cingular Wireless Services, Inc.
120	8.75%, 03/01/2031	141
	Comcast Cable Communications, Inc.
20	6.75%, 01/30/2011	20
	Deutsche Telekom International Finance B.V.
55	8.50%, 06/15/2010 Δ	58
120	8.75%, 06/15/2030	148
	General Electric Co.
90	5.25%, 12/06/2017	85

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Technology (continued)
	IBM Corp.
$125	8.00%, 10/15/2038	$157
	Qwest Corp.
10	7.63%, 06/15/2015	9
	Rogers Communications, Inc.
100	6.80%, 08/15/2018	104
	Siemens Finance
100	6.13%, 08/17/2026 ▪	96
	Telecom Italia Capital
10	5.25%, 10/01/2015	9
180	6.20%, 07/18/2011	174
	Telefonica Europe B.V.
115	7.75%, 09/15/2010	122
65	8.25%, 09/15/2030	76
	Time Warner Cable, Inc.
50	5.40%, 07/02/2012	48
85	6.55%, 05/01/2037	81
50	7.30%, 07/01/2038	52
	Verizon Communications, Inc.
70	6.40%, 02/15/2038	69
30	6.90%, 04/15/2038	31
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	337
	Verizon Wireless
50	5.55%, 02/01/2014 ▪	50
75	8.50%, 11/15/2018 ▪	86

		2,628

	Transportation — 0.3%
	American Airlines, Inc.
27	3.86%, 07/09/2010	25
	Continental Airlines, Inc.
20	5.98%, 04/19/2022	15
10	6.90%, 04/19/2022	5
44	9.80%, 04/01/2021	26
	Southwest Airlines Co.
58	6.15%, 08/01/2022	45

		116

	Utilities — 5.0%
	Aquila, Inc.
45	11.88%, 07/01/2012	47
	Carolina Power & Light, Inc.
15	5.30%, 01/15/2019	15

	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	36
	CenterPoint Energy Resources Corp.
25	7.75%, 02/15/2011	25
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	25
	Commonwealth Edison Co.
100	5.80%, 03/15/2018	96
	DCP Midstream LLC
100	6.75%, 09/15/2037 ▪	72
	Dominion Resources, Inc.
181	6.25%, 06/30/2012	186

Principal		Market
Amount		Value +
	Utilities (continued)
	Duke Energy Corp.
$100	5.65%, 06/15/2013	$98
	EDP Finance B.V.
100	6.00%, 02/02/2018 ▪	87
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	62
	Electricite de France
100	5.50%, 01/26/2014 ▪	104
	Entergy Texas, Inc.
50	7.13%, 02/01/2019	49
	Exelon Generation Co. LLC
45	6.95%, 06/15/2011	45
	ITC Midwest LLC
40	6.15%, 01/31/2038 ▪	35
	Kinder Morgan Energy Partners L.P.
90	6.95%, 01/15/2038	85
50	7.30%, 08/15/2033	49
	MidAmerican Energy Holdings Co.
85	5.00%, 02/15/2014	85
100	5.75%, 04/01/2018	99
	Nevada Power Co.
100	6.50%, 08/01/2018	97
	NGPL Pipeco LLC
130	6.51%, 12/15/2012 ▪	121
	NiSource Finance Corp.
10	5.25%, 09/15/2017	7
140	6.40%, 03/15/2018	99
60	7.88%, 11/15/2010	57
	Northern States Power Co.
85	5.25%, 03/01/2018	86
	Pacificorp
50	6.35%, 07/15/2038	52
	Peco Energy Co.
20	5.70%, 03/15/2037	18
	Progress Energy, Inc.
50	6.85%, 04/15/2012	51
	Taqa Abu Dhabi National
100	6.50%, 10/27/2036 ▪	71
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	47
	Union Electric Co.
45	6.40%, 06/15/2017	43

		2,049

	Total corporate bonds: investment grade (Cost $20,513)	$18,610

CORPORATE BONDS: NON-INVESTMENT GRADE — 7.6%
	Basic Materials — 0.4%
	Abitibi-Consolidated, Inc.
$25	8.85%, 08/01/2030	$4
	Blount, Inc.
35	8.88%, 08/01/2012	33
	Hawk Corp.
15	8.75%, 11/01/2014	15
	Koppers Holdings, Inc.
30	10.92%, 11/15/2014 о	25

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Basic Materials (continued)
	Koppers, Inc.
$10	9.88%, 10/15/2013	$10
	Neenah Paper, Inc.
25	7.38%, 11/15/2014	14
	Novelis, Inc.
15	7.25%, 02/15/2015	8
	Peabody Energy Corp.
10	6.88%, 03/15/2013	10
	RathGibson, Inc.
20	11.25%, 02/15/2014	4
	RBS Global & Rexnord Corp.
20	9.50%, 08/01/2014	17
	Texas Industries, Inc.
25	7.25%, 07/15/2013	19
	Tube City IMS Corp.
25	9.75%, 02/01/2015	9

		168

	Capital Goods — 0.1%
	Actuant Corp.
10	6.88%, 06/15/2017	8
	L-3 Communications Corp.
15	5.88%, 01/15/2015	14

		22

	Consumer Cyclical — 0.6%
	Accuride Corp.
30	8.50%, 02/01/2015	9
	Alliance One International, Inc.
10	8.50%, 05/15/2012 ⌂	8
15	11.00%, 05/15/2012	13
	Aramark Corp.
20	8.50%, 02/01/2015	19
	D.R. Horton, Inc.
20	6.88%, 05/01/2013	16
70	8.00%, 02/01/2009	70
	ESCO Corp.
30	8.63%, 12/15/2013 ▪	23
	Group 1 Automotive, Inc.
20	8.25%, 08/15/2013	15
	Pulte Homes, Inc.
50	7.88%, 08/01/2011	47
	TRW Automotive, Inc.
20	7.00%, 03/15/2014 ▪	10
	United Components, Inc.
90	9.38%, 06/15/2013 ⌂	28

		258

	Consumer Staples — 0.0%
	Land O’Lakes Capital Trust
15	7.45%, 03/15/2028 ▪	9
	Sally Holdings LLC
10	10.50%, 11/15/2016	8

		17

	Energy — 0.5%
	Chesapeake Energy Corp.
20	6.25%, 01/15/2018	16

Principal			Market
Amount ╬			Value +
		Energy (continued)
		Chesapeake Energy Corp.
	$20	6.50%, 08/15/2017	$16
		Delta Petroleum Corp.
	35	7.00%, 04/01/2015	13
		Encore Acquisition Co.
	25	6.00%, 07/15/2015	20
		Exco Resources, Inc.
	15	7.25%, 01/15/2011	13
		Newfield Exploration Co.
	25	7.13%, 05/15/2018	22
		OPTI Canada, Inc.
	25	7.88%, 12/15/2014	11
		Petrohawk Energy Corp.
	15	7.88%, 06/01/2015 ▪	13
	30	9.13%, 07/15/2013	28
		Petroleos de Venezuela S.A.
	30	5.25%, 04/12/2017	11
	40	5.38%, 04/12/2027	13
		Pioneer Natural Resources Co.
	25	5.88%, 07/15/2016	19
		Range Resources Corp.
	10	6.38%, 03/15/2015	9
		Southwestern Energy Co.
	10	7.50%, 02/01/2018 ▪	9

			213

		Finance — 0.6%
		Ford Motor Credit Co.
	30	7.00%, 10/01/2013	19
	65	7.38%, 10/28/2009	58
	15	8.63%, 11/01/2010	12
		Fresenius U.S. Finance II
	10	9.00%, 07/15/2015 ▪	10
		General Motors Acceptance Corp.
	15	5.63%, 05/15/2009	14
		GMAC LLC
	15	6.00%, 12/15/2011 ▪	11
		Hertz Corp.
	20	8.88%, 01/01/2014	13
		Nuveen Investments, Inc.
	10	5.00%, 09/15/2010	6
		Rainbow National Services LLC
	15	8.75%, 09/01/2012 ▪	15
		Rental Service Corp.
	20	9.50%, 12/01/2014	13
		Rouse Co.
	45	5.38%, 11/26/2013	16
		United Rentals North America, Inc.
	15	1.88%, 10/15/2023 ۞	10
	20	6.50%, 02/15/2012	16
		Universal Hospital Services
	20	8.50%, 06/01/2015	17

			230

		Foreign Governments — 2.0%
		Argentina (Republic of)
EUR	5	1.20%, 12/31/2038	1

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Foreign Governments (continued)
		Argentina (Republic of) (continued)
	$5	1.33%, 12/31/2038	$1
	10	7.00%, 03/28/2011	5
	43	8.28%, 12/31/2033	15
		Brazil (Republic of)
BRL	72	6.00%, 05/15/2015	29
		Colombia (Republic of)
COP	35,000	9.85%, 06/28/2027	16
COP	50,000	12.00%, 10/22/2015	24
		Ecuador (Republic of)
	25	0.00%, 08/15/2030 • ◘	7
		Indonesia (Republic of)
	70	6.75%, 03/10/2014 ▪	63
		Islamic Republic of Pakistan
	100	6.88%, 06/01/2017 ◘	40
		Panama (Republic of)
	20	7.25%, 03/15/2015	21
		Philippines (Republic of)
	30	8.25%, 01/15/2014	32
	115	8.38%, 06/17/2019	119
	45	8.88%, 03/17/2015	48
	20	9.38%, 01/18/2017	22
		Turkey (Republic of)
	105	6.88%, 03/17/2036	83
	25	7.00%, 06/05/2020	22
	105	7.25%, 03/15/2015	104
	20	9.50%, 01/15/2014	22
TRY	23	10.00%, 02/15/2012	13
		Uruguay (Republic of)
	50	7.63%, 03/21/2036	41
	15	8.00%, 11/18/2022	14
		Venezuela (Republic of)
	70	5.75%, 02/26/2016	32
	55	7.65%, 04/21/2025	22
	30	8.50%, 10/08/2014	17
	15	9.25%, 09/15/2027	8

			821

		Health Care — 0.4%
		Biomet, Inc.
	15	10.00%, 10/15/2017	15
		Community Health Systems, Inc.
	25	8.88%, 07/15/2015	24
		Elan Financial plc
	10	6.15%, 11/15/2011 Δ	7
	35	7.75%, 11/15/2011	28
		HCA, Inc.
	85	9.63%, 11/15/2016	71
		LifePoint Hospitals, Inc.
	15	3.50%, 05/15/2014 ۞	11
		Omnicare, Inc.
	20	6.88%, 12/15/2015	18

Principal		Market
Amount		Value +
	Health Care (continued)
	Rite Aid Corp.
$15	10.38%, 07/15/2016	$10

		184

	Services — 0.8%
	AMC Entertainment, Inc.
30	8.00%, 03/01/2014	22
	Bonten Media Acquisition
15	9.00%, 06/01/2015 ▪	4
	Carriage Services, Inc.
25	7.88%, 01/15/2015	21
	Casella Waste Systems, Inc.
40	9.75%, 02/01/2013	33
	Harrah’s Operating Co., Inc.
10	5.50%, 07/01/2010	5
17	5.63%, 06/01/2015	3
3	10.00%, 12/15/2018 ▪	1
	HSN, Inc.
15	11.25%, 08/01/2016 ▪	11
	Indianapolis Downs
15	11.00%, 11/01/2012 ▪	8
	Lamar Advertising Co.
20	2.88%, 12/31/2010 ۞	16
	Marquee Holdings, Inc.
20	12.00%, 08/15/2014	13
	Quebecor Media, Inc.
70	7.75%, 03/15/2016	55
	River Rock Entertainment
10	9.75%, 11/01/2011	8
	Seneca Gaming Corp.
50	7.25%, 05/01/2012	40
	Sensata Technologies
10	8.00%, 05/01/2014	5
	Service Corp. International
25	7.00%, 06/15/2017	23
	SunGard Data Systems, Inc.
36	9.13%, 08/15/2013	30
20	10.25%, 08/15/2015	14
	Unisys Corp.
15	8.00%, 10/15/2012	6
	Virgin River Casino Corp.
10	9.00%, 01/15/2012	1
	West Corp.
15	9.50%, 10/15/2014	10

		329

	Technology — 1.2%
	Bio-Rad Laboratories, Inc.
10	6.13%, 12/15/2014	8
	Celestica, Inc.
20	7.88%, 07/01/2011	19
	Centennial Communications Corp.
35	10.00%, 01/01/2013	37
	Charter Communications Holdings II LLC
25	10.25%, 09/15/2010	15
	Charter Communications Operating LLC
50	8.00%, 04/30/2012 ▪	42

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Technology (continued)
	Charter Communications Operating LLC (continued)
$35	10.88%, 09/15/2014 ▪	$30
	Cricket Communications I
30	10.00%, 07/15/2015 ▪	28
	CSC Holdings, Inc.
45	7.63%, 07/15/2018	41
10	8.50%, 04/15/2014 ▪	10
	Deluxe Corp.
35	7.38%, 06/01/2015	20
	GCI, Inc.
30	7.25%, 02/15/2014	26
	Inmarsat Finance II plc
35	10.38%, 11/15/2012	35
	Intelsat Bermuda Ltd.
15	11.25%, 06/15/2016	14
	Intelsat Jackson Holdings Ltd.
50	9.50%, 06/15/2016 ▪	47
	Lender Process Services
25	8.13%, 07/01/2016	24
	Mediacom Broadband LLC
40	8.50%, 10/15/2015	34
	MetroPCS Wireless, Inc.
30	9.25%, 11/01/2014	28
10	9.25%, 11/01/2014 ▪	9
	Sprint Capital Corp.
10	6.90%, 05/01/2019	7
	Sprint Nextel Corp.
12	6.00%, 12/01/2016	8

		482

	Transportation — 0.1%
	American Rail Car Industries, Inc.
15	7.50%, 03/01/2014	10
	Navios Maritime Holdings
30	9.50%, 12/15/2014	18

		28

	Utilities — 0.9%
	Dynegy Holdings, Inc.
40	8.38%, 05/01/2016	33
	Edison Mission Energy
15	7.20%, 05/15/2019	14
15	7.50%, 06/15/2013	14
	El Paso Corp.
35	12.00%, 12/12/2013	38
	Energy Future Holdings
60	10.88%, 11/01/2017	47
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ▪	28
	Kinder Morgan Finance Co.
40	5.70%, 01/05/2016	35
	National Power Corp.
35	6.40%, 08/23/2011 Δ	32
35	9.88%, 03/16/2010	35

Principal		Market
Amount		Value +
	Utilities (continued)
	NRG Energy, Inc.
$50	7.38%, 01/15/2017	$47
	Reliant Energy, Inc.
25	6.75%, 12/15/2014	23
	Tennessee Gas Pipeline Co.
15	8.00%, 02/01/2016 ▪	15
	TXU Corp.
20	5.55%, 11/15/2014	10

		371

	Total corporate bonds: non-investment grade (Cost $3,797)	$3,123

	Total long-term investments (Cost $47,659)	$38,544

SHORT-TERM INVESTMENTS — 3.4%
	Repurchase Agreements — 3.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $2)
$2	0.25% dated 01/30/2009	$2
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $540, collateralized by GNMA 6.00%, 2038, value of $550)
540	0.28% dated 01/30/2009	540
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $325, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $332)
325	0.29% dated 01/30/2009	325
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $419, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $427)
419	0.28% dated 01/30/2009	419
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $89, collateralized by U.S. Treasury Note 6.00%, 2009, value of $91)
89	0.27% dated 01/30/2009	89

	Total short-term investments (Cost $1,375)	$1,375

Total investments (Cost $49,034) ▲	97.5%	$39,919
Other assets and liabilities	2.5%	1,019

Total net assets	100.0%	$40,938

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.80% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $49,255 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$319
Unrealized Depreciation	(9,655)

Net Unrealized Depreciation	$(9,336)

In Default

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $2,173, which represents 5.31% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2009, the market value of these securities amounted to $354 or 0.86% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL — Brazilian Real COP — Colombian Peso EUR — Euro HUF — Hungarian Forint MXP — Mexican Peso TRY — Turkish New Lira

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
02/2008	$10	Alliance One International, Inc., 8.50%, 05/15/2012	$10
10/2007 - 01/2009	90	United Components, Inc., 9.38%, 06/15/2013	61

The aggregate value of these securities at January 31, 2009 was $36 which represents 0.09% of total net assets.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	4	Long	Mar 2009	$(3)
U.S. Long Bond	3	Short	Mar 2009	18

				$15

*	The number of contracts does not omit 000’s. Cash of $5 was pledged as initial margin deposit for open futures contracts at January 31,2009.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Brazilian Real (Buy)	$205	$200	03/18/09	$5
Brazilian Real (Buy)	2	2	03/18/09	—
Brazilian Real (Sell)	252	269	03/18/09	17
Brazilian Real (Sell)	6	6	03/18/09	—
Chinese Renminbi (Buy)	31	32	09/21/09	(1)
Chinese Renminbi (Sell)	31	31	09/21/09	—
Colombian Peso (Sell)	37	40	02/24/09	3
Colombian Peso (Sell)	4	4	02/24/09	—
Euro (Buy)	19	19	03/18/09	—
Euro (Buy)	22	24	03/18/09	(2)
Euro (Sell)	101	105	03/18/09	4
Euro (Sell)	37	36	03/18/09	(1)
Hungarian Forint (Sell)	18	20	03/18/09	2
Indonesian Rupiah (Buy)	12	15	07/16/09	(3)
Indonesian Rupiah (Sell)	12	15	07/16/09	3
Kazakhstani Tenge (Sell)	22	24	05/15/09	2
Mexican New Peso (Sell)	23	24	03/18/09	1
Peruvian New Sol (Buy)	5	5	03/18/09	—
Peruvian New Sol (Sell)	5	5	03/18/09	—
Peruvian New Sol (Sell)	11	11	06/05/09	—
Polish Zloty (Buy)	9	11	03/18/09	(2)
Polish Zloty (Sell)	9	10	03/18/09	1
Republic of Korea Won (Buy)	12	14	07/01/09	(2)
Republic of Korea Won (Sell)	12	16	07/01/09	4
Turkish New Lira (Sell)	11	12	03/18/09	1
Turkish New Lira (Sell)	3	3	03/18/09	—
Vietnamese Dong (Sell)	22	21	05/29/09	(1)

				$31

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.9%
	Automobiles & Components — 1.8%
73,282	Ford Motor Co. •	$137,037
2,116	Michelin (C.G.D.E.) Class B	82,738

		219,775

	Banks — 2.4%
21,041	Mitsubishi UFJ Financial Group, Inc.	116,720
10,385	Standard Chartered plc	131,220
2,534	Wells Fargo & Co.	47,885

		295,825

	Capital Goods — 9.5%
4,795	Boeing Co.	202,876
1,750	Deere & Co.	60,795
497	First Solar, Inc. •	70,943
25,546	General Electric Co.	309,877
9,000	Hansen Transmissions •	13,849
6,878	Raytheon Co.	348,155
2,083	Siemens AG	117,375
3,000	Suntech Power Holdings Co., Ltd. ADR •	28,230

		1,152,100

	Consumer Durables & Apparel — 0.6%
3,606	Liz Claiborne, Inc.	7,932

8,675	Newell Rubbermaid, Inc.	70,093

		78,025

	Consumer Services — 1.0%
977	Apollo Group, Inc. Class A •	79,561
31,349	Shangri-La Asia Ltd.	36,511

		116,072

	Diversified Financials — 8.1%
13,640	Bank of America Corp.	89,753
807	Deutsche Boerse AG	40,600
3,600	European Capital Ltd.	3,688
2,725	Excel Medical Fund L.P. † • ⌂ §	2,452
4,390	Goldman Sachs Group, Inc.	354,368
4,377	Julius Baer Holding Ltd.	129,808
7,006	Morgan Stanley	141,733
3,927	Nasdaq Stock Market, Inc. •	85,696
2,316	State Street Corp.	53,896
6,303	UBS AG ADR •	78,467

		980,461

	Energy — 10.5%
14,039	Acergy S.A.	77,141
723	Baker Hughes, Inc.	24,084
4,487	Cameco Corp.	74,125
1,661	EnCana Corp.	73,651
14,000	Halliburton Co.	241,507
4,006	National Oilwell Varco, Inc. •	105,927
7,410	OAO Gazprom Class S ADR	96,105
1,984	Occidental Petroleum Corp.	108,216
3,938	OMV AG	112,234
9,936	Weatherford International Ltd. •	109,589
6,647	XTO Energy, Inc.	246,552

		1,269,131

	Food, Beverage & Tobacco — 1.6%
2,501	Archer Daniels Midland Co.	68,472
5,408	Cosan Ltd. •	17,412
2,627	Cosan S.A. Industria E Comercio •	11,889
2,623	Nestle S.A.	90,658

		188,431

		Market
Shares		Value +
	Health Care Equipment & Services — 9.3%
12,651	Boston Scientific Corp. •	$112,210
1,000	Cardinal Health, Inc.	37,650
2,668	Cerner Corp. •	89,979
1,957	Covidien Ltd.	75,025
3,568	McKesson Corp.	157,710
6,132	Medtronic, Inc.	205,374
15,647	UnitedHealth Group, Inc.	443,293

		1,121,241

	Household & Personal Products — 0.1%
3,991	Bare Escentuals, Inc. •	14,486

	Insurance — 4.7%
11,327	ACE Ltd.	494,554
2,471	Metlife, Inc.	70,989

		565,543

	Materials — 4.2%
3,646	Aracruz Celulose S.A. ADR	30,591
3,000	Companhia Vale do Rio Doce ADR	42,330
1,660	Potash Corp. of Saskatchewan, Inc.	124,230
3,149	Praxair, Inc.	196,041
13,998	Vedanta Resources plc	110,616

		503,808

	Media — 3.1%
3,560	Focus Media Holding Ltd. ADR •	26,270
25	Harvey Weinstein Co. Holdings Class A-1 † • ⌂	7,001
16,000	News Corp. Class A	102,240
3,918	Viacom, Inc. Class B •	57,792
8,710	Walt Disney Co.	180,129

		373,432

	Pharmaceuticals, Biotechnology & Life Sciences — 12.5%
1,864	Abbott Laboratories	103,362
1,446	Amgen, Inc. •	79,335
4,240	Bristol-Myers Squibb Co.	90,787
952	Genentech, Inc. •	77,332
3,287	Merck & Co., Inc.	93,832
2,617	Roche Holding AG	367,351
22,116	Schering-Plough Corp.	388,355
7,531	Teva Pharmaceutical Industries Ltd. ADR	312,152

		1,512,506

	Real Estate — 0.4%
3,254	Brookfield Asset Management, Inc.	51,340

	Retailing — 4.6%
36,752	Buck Holdings L.P. † • ⌂	38,369
1,708	Priceline.com, Inc. •	114,577
21,650	Staples, Inc.	345,095
2,724	TJX Cos., Inc.	52,896

		550,937

	Semiconductors & Semiconductor Equipment — 1.4%
8,588	Broadcom Corp. Class A •	136,117
3,795	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,613

		164,730

	Software & Services — 6.1%
1,492	Amdocs Ltd. •	25,243
488	Baidu, Inc. ADR •	62,891

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
630	Google, Inc. •	$213,342
733	Mastercard, Inc.	99,527
1,714	McAfee, Inc. •	52,252
8,600	Oracle Corp. •	144,738
1,388	Visa, Inc.	68,493
4,784	Western Union Co.	65,351

		731,837

	Technology Hardware & Equipment — 8.2%
16,157	Cisco Systems, Inc. •	241,869
4,817	Hewlett-Packard Co.	167,377
81,014	Hon Hai Precision Industry Co., Ltd.	142,661
3,402	International Business Machines Corp.	311,775
3,556	Qualcomm, Inc.	122,846

		986,528

	Telecommunication Services — 2.5%
10,264	AT&T, Inc.	252,695
2,246	Mobile Telesystems OJSC ADR	47,833
379	Orascom Telecom Holding SAE GDR	7,712

		308,240

	Utilities — 1.3%
11,967	AES Corp. •	94,655
2,867	NRG Energy, Inc. •	66,984

		161,639

	Total common stock (Cost $17,349,201)	$11,346,087

Principal
Amount
CORPORATE BONDS: INVESTMENT GRADE — 1.1%
	Finance — 1.1%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ▪ Δ	$55,587
	Morgan Stanley
76,875	4.75%, 04/01/2014	64,027
	UBS Luxembourg S.A.
16,770	6.23%, 02/11/2015	11,236

	Total corporate bonds: investment grade (Cost $164,282)	$130,850

	Total long-term investments (Cost $17,513,483)	$11,476,937

SHORT-TERM INVESTMENTS — 5.1%
	Repurchase Agreements — 5.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $826, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $844)
$826	0.25% dated 01/30/2009	$826
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $243,216, collateralized by GNMA 6.00%, 2038, value of $248,074)
243,210	0.28% dated 01/30/2009	243,210

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $146,734, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $149,665)
$146,730	0.29% dated 01/30/2009		$146,730
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $188,945, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $192,720)
188,940	0.28% dated 01/30/2009		188,940
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $40,201, collateralized by U.S. Treasury Note 6.00%, 2009, value of $41,004)
40,200	0.27% dated 01/30/2009		40,200

	Total short-term investments (Cost $619,906)		$619,906

	Total investments (Cost $18,133,389) ▲	100.1%	$12,096,843
	Other assets and liabilities	(0.1)%	(14,425)

	Total net assets	100.0%	$12,082,418

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.33% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $18,220,877 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$169,536
Unrealized Depreciation	(6,293,570)

Net Unrealized Depreciation	$(6,124,034)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $47,822, which represents 0.40% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $55,587, which represents 0.46% of total net assets.

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	36,752	Buck Holdings L.P.	$36,791
03/2008 - 09/2008	2,725	Excel Medical Fund L.P.	2,725
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 — Reg D	23,636

The aggregate value of these securities at January 31, 2009 was $47,822 which represents 0.40% of total net assets.

§	Future commitments of this security will automatically increase to be 25% of the total Excel Medical Fund L.P., with a maximum commitment of $50 million.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.5%
	Automobiles & Components — 0.6%
53	Denso Corp.	$957
1,165	Ford Motor Co. •	2,179
491	TRW Automotive Holdings Corp. •	1,516

		4,652

	Banks — 1.0%
351	Banco Espirito Santo S.A.	2,324
3,713	Chang Hwa Commercial Bank	1,172
290	HSBC Holding plc	2,253
135	Wells Fargo & Co.	2,552

		8,301

	Capital Goods — 6.1%
337	Aecom Technology Corp. •	8,529
14	Alliant Techsystems, Inc. •	1,099
14	American Science & Engineering, Inc.	1,104
4	Axsys Technologies, Inc. •	184
33	Boeing Co.	1,417
10	Cummins, Inc.	249
39	Danaher Corp.	2,187
101	Deere & Co.	3,516
42	Dover Corp.	1,174
—	Eaton Corp.	11
13	First Solar, Inc. •	1,798
5	Flowserve Corp.	289
1,086	General Electric Co.	13,171
125	Genesis Lease Ltd. ADR	428
159	Hansen Transmissions •	245
18	Hexcel Corp. •	148
82	Honeywell International, Inc.	2,702
5	Illinois Tool Works, Inc.	178
10	Ingersoll-Rand Co. Class A	169
38	Lindsay Corp.	975
57	Lockheed Martin Corp.	4,648
21	Mitsui & Co., Ltd.	220
14	Pall Corp.	358
86	Raytheon Co.	4,373
6	Rockwell Automation, Inc.	166
1	Siemens AG	47
30	Sunpower Corp. Class B •	805
10	Vestas Wind Systems A/S •	458

		50,648

	Commercial & Professional Services — 0.1%
15	Monster Worldwide, Inc. •	141
20	Republic Services, Inc.	525

		666

	Consumer Durables & Apparel — 1.6%
5	Harman International Industries, Inc.	87
717	Jarden Corp. •	7,481
84	MDC Holdings, Inc.	2,583
21	NIKE, Inc. Class B	928
138	Pool Corp.	2,183

		13,262

	Consumer Services — 2.8%
14	Apollo Group, Inc. Class A •	1,135
34	Burger King Holdings, Inc.	767
53	Career Education Corp. •	1,145
49	Corinthian Colleges, Inc. •	913
8	Ctrip.com International Ltd. ADR	162
50	Darden Restaurants, Inc.	1,306

		Market
Shares		Value +
	Consumer Services (continued)
16	DeVry, Inc.	$869
98	ITT Educational Services, Inc. •	11,947
321	Las Vegas Sands Corp. •	1,654
2,095	Shangri-La Asia Ltd.	2,440
5	Strayer Education, Inc.	1,121

		23,459

	Diversified Financials — 7.7%
77	American Express Co.	1,284
175	Ameriprise Financial, Inc.	3,532
723	Bank of America Corp.	4,754
910	BM & F Bovespa S.A.	2,624
86	Capital One Financial Corp.	1,356
408	CIT Group, Inc.	1,138
177	Citigroup, Inc.	627
69	Deutsche Boerse AG	3,483
224	Goldman Sachs Group, Inc.	18,092
95	Invesco Ltd.	1,118
164	JP Morgan Chase & Co.	4,182
35	Julius Baer Holding Ltd.	1,027
171	Morgan Stanley	3,461
12	Nasdaq Stock Market, Inc. •	271
170	Oaktree Capital • ▪	2,890
305	PennantPark Investment Corp.	955
138	Polaris Acquisition Corp. •	1,286
65	State Street Corp.	1,505
233	TD Ameritrade Holding Corp. •	2,614
317	UBS AG •	3,977
264	UBS AG ADR •	3,282

		63,458

	Energy — 8.8%
22	Apache Corp.	1,620
85	Baker Hughes, Inc.	2,816
58	Cameco Corp.	966
63	Canadian Natural Resources Ltd.	2,269
94	Canadian Natural Resources Ltd. ADR	3,324
4	Chevron Corp.	316
71	Consol Energy, Inc.	1,929
8	Dril-Quip, Inc. •	188
16	EnCana Corp.	705
15	EOG Resources, Inc.	983
37	Exxon Mobil Corp.	2,792
158	Halliburton Co.	2,732
55	Hess Corp.	3,050
345	Karoon Gas Australia Ltd. •	643
92	Lundin Petroleum Ab •	451
78	Marathon Oil Corp.	2,119
12	National Oilwell Varco, Inc. •	309
250	Newfield Exploration Co. •	4,803
113	Noble Energy, Inc.	5,514
235	OAO Gazprom Class S ADR	3,053
15	Occidental Petroleum Corp.	801
13	Petroleo Brasileiro S.A. ADR	347
98	SBM Offshore N.V.	1,181
89	Schlumberger Ltd.	3,618
22	Suncor Energy, Inc. ADR	431
268	Talisman Energy, Inc.	2,528
69	Total S.A.	3,457
111	Total S.A. ADR	5,501
978	Uranium One, Inc. •	1,476

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
341	USEC, Inc. •	$1,735
272	Weatherford International Ltd. •	3,005
216	XTO Energy, Inc.	8,025

		72,687

	Food & Staples Retailing — 0.3%
126	Sysco Corp.	2,813

	Food, Beverage & Tobacco — 4.6%
219	Altria Group, Inc.	3,621
3,013	Chaoda Modern Agriculture	1,903
99	Cosan Ltd. •	318
66	Dean Foods Co. •	1,277
20	General Mills, Inc.	1,160
39	Groupe Danone	2,004
172	Imperial Tobacco Group plc	4,716
1	Japan Tobacco, Inc.	3,111
18	Lorillard, Inc.	1,068
7,944	Marine Harvest •	1,714
76	Molson Coors Brewing Co.	3,057
122	Nestle S.A.	4,228
29	Nestle S.A. ADR	989
46	Perdigao S.A.	1,234
29	Ralcorp Holdings, Inc. •	1,746
89	SABMiller plc	1,452
123	Smithfield Foods, Inc. •	1,461
143	Unilever N.V. NY Shares ADR	3,137

		38,196

	Health Care Equipment & Services — 9.2%
80	Aetna, Inc.	2,480
7	Amerisource Bergen Corp.	269
18	Baxter International, Inc.	1,055
21	Becton, Dickinson & Co.	1,526
307	Cardinal Health, Inc.	11,551
8	Cerner Corp. •	259
21	China Medical Technologies, Inc. ADR	322
112	Cigna Corp.	1,946
279	Covidien Ltd.	10,693
27	Hologic, Inc. •	315
149	Humana, Inc. •	5,635
11	Intuitive Surgical, Inc. •	1,178
307	McKesson Corp.	13,551
145	Medtronic, Inc.	4,853
177	St. Jude Medical, Inc. •	6,432
471	UnitedHealth Group, Inc.	13,337
23	Varian Medical Systems, Inc. •	838

		76,240

	Household & Personal Products — 0.4%
254	Bare Escentuals, Inc. •	922
20	Clorox Co.	983
18	L’Oreal S.A.	1,198

		3,103

	Insurance — 5.8%
430	ACE Ltd.	18,774
70	Everest Re Group Ltd.	4,414
68	Fidelity National Financial, Inc.	997
55	First American Financial Corp.	1,210
597	Marsh & McLennan Cos., Inc.	11,541
6	Metlife, Inc.	186

		Market
Shares		Value +
	Insurance (continued)
14	Muenchener Rueckversicherungs-Gesellschaft AG	$1,833
29	PartnerRe Ltd.	1,914
68	Platinum Underwriters Holdings Ltd.	1,897
90	Reinsurance Group of America, Inc.	3,189
9	Travelers Cos., Inc.	332
81	Unum Group	1,147

		47,434

	Materials — 5.0%
24	Agnico Eagle Mines Ltd.	1,267
91	Alcoa, Inc.	710
11	Aracruz Celulose S.A. ADR	95
1	ArcelorMittal ADR	21
34	Barrick Gold Corp.	1,270
47	BHP Billiton plc	779
45	Celanese Corp.	479
66	Cemex S.A. de C.V. ADR •	516
7	Cliff’s Natural Resources, Inc.	156
123	Companhia Vale do Rio Doce ADR	1,740
37	Compania De Minas Buenaventur ADR	690
95	CRH plc	2,220
212	FMC Corp.	9,448
18	Franco-Nevada Corp.	383
32	Goldcorp, Inc.	958
4	Monsanto Co.	324
77	Mosaic Co.	2,762
29	Newmont Mining Corp.	1,155
183	Owens-Illinois, Inc. •	3,468
27	Potash Corp. of Saskatchewan, Inc.	2,022
188	Rexam plc	844
119	Rio Tinto plc	2,566
13	Royal Gold, Inc.	641
382	Sterlite Industries LTD.	2,042
36	Syngenta AG ADR	1,402
295	Vedanta Resources plc	2,335
88	Yamana Gold, Inc.	710

		41,003

	Media — 2.3%
347	Comcast Corp. Class A	5,091
262	Comcast Corp. Special Class A	3,636
18	DreamWorks Animation SKG, Inc. •	403
374	Focus Media Holding Ltd. ADR •	2,763
10	Marvel Entertainment, Inc. •	271
250	R.H. Donnelley Corp. •	83
257	Viacom, Inc. Class B •	3,791
371	Virgin Media, Inc.	1,684
57	Walt Disney Co.	1,183

		18,905

	Pharmaceuticals, Biotechnology & Life Sciences — 15.5%
268	Abbott Laboratories	14,849
10	Alexion Pharmaceuticals, Inc. •	358
185	Alkermes, Inc. •	2,122
226	Amgen, Inc. •	12,419
35	Amylin Pharmaceuticals, Inc. •	401
25	Auxilium Pharmaceuticals, Inc. •	765
49	Bristol-Myers Squibb Co.	1,049

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
124	Cephalon, Inc. •	$9,608
5	Charles River Laboratories International, Inc. •	124
37	Cubist Pharmaceuticals, Inc. •	792
13	Daiichi Sankyo Co., Ltd.	290
110	Elan Corp. plc ADR •	793
32	Eli Lilly & Co.	1,192
65	Genentech, Inc. •	5,298
55	Genzyme Corp. •	3,791
22	Gilead Sciences, Inc. •	1,116
232	Impax Laboratories, Inc. •	1,039
69	Johnson & Johnson	4,005
7	Life Technologies Corp. •	178
37	Merck & Co., Inc.	1,053
20	Myriad Genetics, Inc. •	1,520
142	Novavax, Inc. •	226
27	PerkinElmer, Inc.	344
480	Pfizer, Inc.	7,003
24	Pharmaceutical Product Development, Inc.	580
44	Roche Holding AG	6,245
1,393	Schering-Plough Corp.	24,452
74	Sequenom, Inc. •	1,633
22	Shionogi & Co., Ltd.	472
284	Teva Pharmaceutical Industries Ltd. ADR	11,761
2	Thermo Fisher Scientific, Inc. •	57
5	UCB S.A.	147
28	Vertex Pharmaceuticals, Inc. •	938
270	Wyeth	11,583

		128,203

	Real Estate — 0.4%
63	Annaly Capital Management, Inc.	955
141	British Land Co. plc	918
111	Brookfield Asset Management, Inc.	1,752
—	Eurocastle Investment Ltd.	—

		3,625

	Retailing — 2.9%
19	Bed Bath & Beyond, Inc. •	437
24	Best Buy Co., Inc.	671
9	Big Lots, Inc. •	117
1,405	Buck Holdings L.P. † • ⌂	1,467
13	CarMax, Inc. •	103
35	Dick’s Sporting Goods, Inc. •	389
18	GameStop Corp. Class A •	444
398	Gap, Inc.	4,492
65	Home Depot, Inc.	1,408
34	Industria de Diseno Textil S.A.	1,290
16	Nordstrom, Inc.	198
17	OfficeMax, Inc.	94
772	Staples, Inc.	12,305
23	Urban Outfitters, Inc. •	365

		23,780

	Semiconductors & Semiconductor Equipment — 1.0%
48	Atheros Communications, Inc. •	577
13	Cavium Networks, Inc. •	114
194	Lam Research Corp. •	3,917

		Market
Shares		Value +
	Semiconductors & Semiconductor Equipment (continued)
23	Marvell Technology Group Ltd. •	$166
12	Maxim Integrated Products, Inc.	159
187	Varian Semiconductor Equipment Associates, Inc. •	3,555

		8,488

	Software & Services — 10.2%
244	Accenture Ltd. Class A	7,690
22	Amdocs Ltd. •	369
13	Ariba, Inc. •	102
48	Automatic Data Processing, Inc.	1,735
48	Autonomy Corp. plc •	749
416	BMC Software, Inc. •	10,527
59	CACI International, Inc. Class A •	2,673
10	Cognizant Technology Solutions Corp. •	189
7	Concur Technologies, Inc. •	178
31	Electronic Arts, Inc. •	484
16	Equinix, Inc. •	861
9	Google, Inc. •	2,893
8	Mastercard, Inc.	1,150
297	McAfee, Inc. •	9,063
655	Microsoft Corp.	11,195
27	Nintendo Co., Ltd.	8,221
175	Oracle Corp. •	2,944
464	Red Hat, Inc. •	6,794
10	Salesforce.com, Inc. •	267
170	Visa, Inc.	8,370
540	Western Union Co.	7,383

		83,837

	Technology Hardware & Equipment — 4.0%
14	Agilent Technologies, Inc. •	251
8	Apple, Inc. •	748
170	Arrow Electronics, Inc. •	3,232
40	Avnet, Inc. •	783
587	Cisco Systems, Inc. •	8,792
321	Corning, Inc.	3,248
518	Flextronics International Ltd. •	1,352
217	FLIR Systems, Inc. •	5,423
44	International Business Machines Corp.	3,996
11	Itron, Inc. •	705
301	JDS Uniphase Corp. •	1,092
31	NCR Corp. •	393
19	Nice Systems Ltd. •	360
49	Qualcomm, Inc.	1,679
5	Research In Motion Ltd. •	283
37	Seagate Technology	142
59	Solar Cayman Ltd. † • ⌂	550

		33,029

	Telecommunication Services — 2.2%
208	AT&T, Inc.	5,115
694	MetroPCS Communications, Inc. •	9,431
1,877	Vodafone Group plc	3,487

		18,033

	Transportation — 2.4%
29	C.H. Robinson Worldwide, Inc.	1,320
991	Delta Air Lines, Inc. •	6,838
555	JetBlue Airways Corp. •	3,126
49	Ryanair Holdings plc ADR •	1,173

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
233	Singapore Airlines Ltd.	$1,703
90	United Parcel Service, Inc. Class B	3,829
278	US Airways Group, Inc. •	1,578

		19,567

	Utilities — 1.6%
70	AES Corp. •	557
29	Exelon Corp.	1,556
174	Northeast Utilities	4,132
90	Progress Energy, Inc.	3,477
40	Southern Co.	1,321
26	UGI Corp.	655
31	Wisconsin Energy Corp.	1,395

		13,093

	Total common stock (Cost $1,073,758)	$796,482

WARRANTS — 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
13	Novavax, Inc. ⌂	$—

	Total warrants (Cost $ —)	$—

EXCHANGE TRADED FUNDS — 0.2%
	Diversified Financials — 0.2%
7	iShares Russell 1000 Index Fund	$312
20	iShares Russell 3000 Index Fund	968

	Total exchange traded funds (Cost $1,331)	$1,280

	Total long-term investments (Cost $1,075,089)	$797,762

Principal
Amount
SHORT-TERM INVESTMENTS — 2.8%
	Repurchase Agreements — 2.8%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $31, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $32)
$31	0.25% dated 01/30/2009	$31
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $9,119, collateralized by GNMA 6.00%, 2038, value of $9,301)
9,119	0.28% dated 01/30/2009	9,119
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $5,502, collateralized by FNMA 5.00% - 7.00%, 2023 — 2039, GNMA 7.00%, 2038, value of $5,612)
5,502	0.29% dated 01/30/2009	5,502
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $7,084, collateralized by FNMA 5.00% - 6.00%, 2035 — 2038, value of $7,226)
7,084	0.28% dated 01/30/2009	7,084

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,507, collateralized by U.S. Treasury Note 6.00%, 2009, value of $1,537)
$1,507	0.27% dated 01/30/2009		$1,507

	Total short-term investments (Cost $23,243)		$23,243

	Total investments (Cost $1,098,332) ▲	99.5%	$821,005
	Other assets and liabilities	0.5%	4,220

	Total net assets	100.0%	$825,225

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.39% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $1,157,493 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,433
Unrealized Depreciation	(346,921)

Net Unrealized Depreciation	$(336,488)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $2,017, which represents 0.24% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $2,890, which represents 0.35% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis

06/2007	1,405	Buck Holdings L.P.	$1,406
07/2008	13	Novavax, Inc.	—
03/2007	59	Solar Cayman Ltd. — 144A	878
The aggregate value of these securities at January 31, 2009 was $2,017 which represents 0.24% of total net assets.

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$194	$191	02/02/09	$3
British Pound (Sell)	256	252	02/03/09	(4)
Canadian Dollar (Buy)	100	100	02/03/09	—
Canadian Dollar (Buy)	282	282	02/04/09	—
Euro (Buy)	135	138	02/02/09	(3)
Euro (Sell)	34	34	02/03/09	—
Hong Kong Dollar (Buy)	152	152	02/02/09	—
Hong Kong Dollar (Buy)	99	99	02/03/09	—
Japanese Yen (Buy)	139	139	02/03/09	—

				$(4)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 99.5%
EQUITY FUNDS — 64.8%
14,592	The Hartford Capital Appreciation Fund, Class Y		$310,945
23,861	The Hartford Dividend and Growth Fund, Class Y		311,142

	Total equity funds (Cost $996,025)		$622,087

FIXED INCOME FUNDS — 34.7%
35,335	The Hartford Total Return Bond Fund, Class Y		$333,919

	Total fixed income funds (Cost $366,858)		$333,919

	Total investments in affiliated investment companies (Cost $1,362,883)		$956,006

	Total investments (Cost $1,362,883) ▲	99.5%	$956,006
	Other assets and liabilities	0.5%	4,412

	Total net assets	100.0%	$960,418

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $1,365,594 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(409,588)

Net Unrealized Depreciation	$(409,588)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 99.0%
EQUITY FUNDS — 38.0%
917	The Hartford Capital Appreciation Fund, Class Y	$19,541
17	The Hartford Capital Appreciation II Fund, Class Y •	137
827	The Hartford Disciplined Equity Fund, Class Y	7,201
29	The Hartford Dividend and Growth Fund, Class Y	377
906	The Hartford Equity Income Fund, Class Y	7,942
444	The Hartford Fundamental Growth Fund, Class Y •	3,058
585	The Hartford Global Growth Fund, Class Y •	5,823
272	The Hartford Growth Opportunities Fund, Class Y •	4,660
559	The Hartford International Opportunities Fund, Class Y	5,144
236	The Hartford International Small Company Fund, Class Y	1,742
125	The Hartford LargeCap Growth Fund, Class Y	703
204	The Hartford Select MidCap Value Fund, Class Y	1,163
286	The Hartford Select SmallCap Value Fund, Class Y	1,738
617	The Hartford Value Fund, Class Y	4,626

	Total equity funds (Cost $98,100)	$63,855

FIXED INCOME FUNDS — 61.0%
1,873	The Hartford Floating Rate Fund, Class Class Y	$12,417
1,209	The Hartford High Yield Fund, Class Y	6,623
2,245	The Hartford Income Fund, Class Y	18,767
1,609	The Hartford Inflation Plus Fund, Class Class Y	16,859
2,453	The Hartford Short Duration Fund, Class Y	22,347
1,004	The Hartford Strategic Income Fund, Class Y	7,491
1,904	The Hartford Total Return Bond Fund, Class Y	17,996

	Total fixed income funds (Cost $117,421)	$102,500

	Total investments in affiliated investment companies (Cost $215,521)	$166,355

EXCHANGE TRADED FUNDS — 0.5%
10	Powershares Emerging Markets Sovereign Debt Portfolio ETF	$222
12	SPDR DJ Wilshire International Real Estate ETF	285
10	SPDR DJ Wilshire REIT ETF	323

	Total investments in exchange traded funds (Cost $1,374)	$830

		Market
Shares		Value +
SHORT-TERM INVESTMENTS — 0.0%
1	State Street Bank Money Market Fund	$1

	Total investments in short-term investments (Cost $1)	$1

Total investments (Cost $216,896) ▲	99.5%	$167,186
Other assets and liabilities	0.5%	855

Total net assets	100.0%	$168,041

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $217,797 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24
Unrealized Depreciation	(50,635)

Net Unrealized Depreciation	$(50,611)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.5%
	Banks — 3.6%
55	BB&T Corp.	$1,092
15	Comerica, Inc.	243
5	M&T Bank Corp.	187
68	PNC Financial Services Group, Inc.	2,218
104	Wells Fargo & Co.	1,973

		5,713

	Capital Goods — 5.2%
55	Dover Corp.	1,541
9	General Dynamics Corp.	533
56	Lockheed Martin Corp.	4,611
14	Parker-Hannifin Corp.	526
5	Precision Castparts Corp.	338
14	Raytheon Co.	683

		8,232

	Commercial & Professional Services — 0.6%
32	Manpower, Inc.Θ	916

	Consumer Services — 1.3%
8	Apollo Group, Inc. Class A •	652
12	ITT Educational Services, Inc. •	1,470

		2,122

	Diversified Financials — 1.8%
21	Capital One Financial Corp.	331
80	Invesco Ltd.	948
42	JP Morgan Chase & Co.	1,082
10	Northern Trust Corp.	569

		2,930

	Energy — 7.8%
43	Exxon Mobil Corp.	3,319
24	Halliburton Co.	411
34	Hess Corp.	1,913
91	Marathon Oil Corp.	2,478
79	Occidental Petroleum Corp.	4,331

		12,452

	Food & Staples Retailing — 3.9%
37	BJ’s Wholesale Club, Inc. •	1,055
77	Supervalu, Inc.	1,358
81	Wal-Mart Stores, Inc.	3,793

		6,206

	Food, Beverage & Tobacco — 6.3%
58	General Mills, Inc.	3,437
18	Lorillard, Inc.	1,064
36	PepsiCo, Inc.	1,818
102	Philip Morris International, Inc.	3,782

		10,101

	Health Care Equipment & Services — 5.8%
24	Aetna, Inc.	728
10	Humana, Inc. •	360
86	McKesson Corp.	3,784
56	Medtronic, Inc.	1,889
67	St. Jude Medical, Inc. •	2,451

		9,212

	Household & Personal Products — 0.5%
16	Kimberly-Clark Corp.	798

	Insurance — 4.3%
72	Allied World Assurance Holdings Ltd.	2,726
60	Axis Capital Holdings Ltd.	1,451

		Market
Shares		Value +
	Insurance (continued)
17	Everest Re Group Ltd.	$1,071
38	Marsh & McLennan Cos., Inc.	742
64	Unum Group	906

		6,896

	Materials — 2.0%
19	Monsanto Co.	1,452
21	Mosaic Co.	735
25	Nucor Corp.	1,020

		3,207

	Media — 1.7%
66	DirecTV Group, Inc. •	1,435
65	Walt Disney Co.	1,346

		2,781

	Pharmaceuticals, Biotechnology & Life Sciences — 20.2%
43	Abbott Laboratories	2,406
78	Amgen, Inc. •	4,256
169	Bristol-Myers Squibb Co.	3,623
29	Cephalon, Inc. •	2,269
104	Eli Lilly & Co.	3,811
124	Forest Laboratories, Inc. •	3,110
36	Gilead Sciences, Inc. •	1,823
50	Johnson & Johnson	2,867
69	Merck & Co., Inc.	1,967
101	Schering-Plough Corp.	1,765
46	Watson Pharmaceuticals, Inc. •	1,266
71	Wyeth	3,059

		32,222

	Real Estate — 0.9%
97	Annaly Capital Management, Inc.	1,467

	Retailing — 2.7%
204	Gap, Inc. Θ	2,300
43	Staples, Inc.	682
71	TJX Cos., Inc.	1,385

		4,367

	Semiconductors & Semiconductor Equipment — 1.3%
45	Intel Corp.	583
46	Lam Research Corp. •	925
43	Maxim Integrated Products, Inc.	569

		2,077

	Software & Services — 10.7%
78	Accenture Ltd. Class A	2,459
84	Activision Blizzard, Inc. •	739
78	BMC Software, Inc. •	1,966
6	Google, Inc. •	2,133
18	McAfee, Inc. •	561
200	Microsoft Corp.	3,417
163	Oracle Corp. •	2,735
30	VeriSign, Inc. •	573
179	Western Union Co.	2,446

		17,029

	Technology Hardware & Equipment — 6.8%
20	Apple, Inc. •	1,821
32	Cisco Systems, Inc. •	479
65	Dell, Inc. • Θ	618
91	Hewlett-Packard Co.	3,176
106	Ingram Micro, Inc. •	1,304
23	International Business Machines Corp.	2,099

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
209	Xerox Corp.	$1,384

		10,881

	Telecommunication Services — 2.9%
155	AT&T, Inc.	3,804
29	CenturyTel, Inc.	793

		4,597

	Transportation — 1.9%
29	Delta Air Lines, Inc. •	199
23	FedEx Corp.	1,177
24	J.B. Hunt Transport Services, Inc.	530
166	Southwest Airlines Co.	1,166

		3,072

	Utilities — 6.3%
29	Entergy Corp.	2,176
22	Exelon Corp. Θ	1,187
58	FirstEnergy Corp.	2,900
34	PG&E Corp.	1,303
101	UGI Corp.	2,550

		10,116

	Total common stock (Cost $205,814)	$157,394

Principal
Amount
SHORT-TERM INVESTMENTS — 0.4%
	Repurchase Agreements — 0.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $1)
$1	0.25% dated 01/30/2009	$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $232, collateralized by GNMA 6.00%, 2038, value of $237)
232	0.28% dated 01/30/2009	232
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $140, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $143)
140	0.29% dated 01/30/2009	140
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $180, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $184)
180	0.28% dated 01/30/2009	180

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $38, collateralized by U.S. Treasury Note 6.00%, 2009, value of $39)
$38	0.27% dated 01/30/2009		$38

	Total short-term investments (Cost $591)		$591

	Total investments (Cost $206,405) ▲	98.9%	$157,985
	Other assets and liabilities	1.1%	1,725

	Total net assets	100.0%	$159,710

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $206,731 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,302
Unrealized Depreciation	(52,048)

Net Unrealized Depreciation	$(48,746)

•	Currently non-income producing.

Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
90 Day Euro	20	Long	Mar 2009	$(50)

*	The number of contracts does not omit 000’s.

Cash of $72 was pledged as initial margin deposit for open futures contracts at January 31, 2009.

Θ	At January 31, 2009, securities valued at $811 were partially designated to cover open call options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Dell, Inc.	158	$12.00	Feb 2009	$—	$2
Exelon Corp.	30	60.00	Mar 2009	3	3
Gap, Inc.	205	12.50	Feb 2009	3	6
Manpower, Inc.	53	35.00	Mar 2009	5	6

				$11	$17

*	The number of contracts does not omit 000’s.
At January 31, 2009, cash of $530 was designated to cover open put options written as follows:

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
Capital One Financial Corp.	34	$17.50	Feb 2009	$10	$6
Dell, Inc.	158	9.00	Feb 2009	5	5
Google, Inc.	5	250.00	Feb 2009	—	3
J.B. Hunt Transport Services, Inc.	38	17.50	Feb 2009	1	3
Xerox Corp.	228	6.00	Feb 2009	3	7

				$19	$24

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.1%
	Australia — 0.4%
5	ABC Learning Centres Ltd. † ⌂	$—
1	Alesco Corp., Ltd. •	1
2	Australian Worldwide Exploration Ltd.	3
1	AWB Ltd.	2
—	Bradken Ltd.	1
1	Challenger Financial Services Group Ltd.	1
37	Cockatoo Ridge Wines	—
1	Coffey International Ltd.	1
1	Dominion Mining Ltd.	1
—	Felix Resources Ltd.	2
1	Gloucester Coal Ltd.	1
4	ING Office Fund	1
—	Leighton Holdings Ltd.	5
7	Macquarie CountryWide Trust	1
2	Mount Gibson Iron Ltd. •	1
40	OZ Minerals Ltd. † ⌂	4
4	Pacific Brands Ltd.	1
4	PaperlinX Ltd.	1
4	PMP Ltd.	1
—	Rio Tinto Ltd.	12
3	Roc Oil Co.	1
7	Sigma Pharmaceuticals Ltd.	5
10	Virgin Blue Holdings Ltd.	2

		48

	Austria — 0.6%
—	BWIN Interactive Entertainment •	5
2	OMV AG	62

		67

	Belgium — 1.2%
1	AGFA Gevaert N.V.	3
—	Bekaert	5
1	Delhaize-Le Lion S.A.	38
—	GIMV NPV	1
17	Hansen Transmissions •	26
—	Omega Pharma S.A.	2
—	Sipef N.V.	1
—	Tessenderlo Chemie N.V.	7
2	UCB S.A.	51
—	Wereldhave Belgium	2

		136

	Brazil — 2.8%
4	Banco do Estado do Rio Grande do Sul S.A.	10
7	Banco Itau Holding Financeira S.A. ADR	67
2	BM & F Bovespa S.A.	7
2	Companhia Energetica de Minas Gerais	26
1	Companhia Energetica de Minas Gerais ADR	7
1	Companhia Siderurgica Nacional S.A.	7
5	Companhia Vale do Rio Doce ADR	69
—	Odontoprev S.A.	3
3	Petroleo Brasileiro S.A. ADR	86
1	Tele Norte Leste Participacoes S.A. ADR	15
—	Usiminas Siderurg	5

		Market
Shares		Value +
	Brazil (continued)
—	Weg S.A.	$2

		304

	Canada — 5.4%
1	Agrium U.S., Inc.	37
1	Agrium, Inc.	17
—	Alamos Gold, Inc. •	2
—	Atrium Innovations, Inc. •	2
1	ATS Automation Tooling Systems, Inc. •	2
2	Barrick Gold Corp.	56
—	Biovail Corp.	2
2	Cameco Corp.	33
1	Canadian Natural Resources Ltd.	29
2	Canadian Natural Resources Ltd. ADR	60
—	Celestica, Inc. •	2
—	The Churchill Corp. •	3
—	Constellation Software, Inc.	2
—	EnCana Corp.	9
—	EnCana Corp. ADR	18
—	Enerflex Systems Income Fund •	1
—	Equitable Group, Inc.	4
1	Gerdau Ameristeel Corp.	4
1	Highpine Oil & Gas Ltd. •	5
1	Home Capital Group, Inc.	8
1	InnVest Real Estate Investment Trust	3
—	Laurentian Bank of Canada	7
—	Miranda Technologies, Inc. •	1
1	Patheon, Inc. •	1
1	Petro Andina Resources, Inc. •	3
1	Potash Corp. of Saskatchewan, Inc.	67
—	Potash Corp. of Saskatchewan, Inc. ADR	15
1	Quadra Mining Ltd. •	2
2	Quest Capital Corp.	2
1	Questerre Energy Corp. •	1
2	Research In Motion Ltd. •	133
—	Russel Metals, Inc.	1
—	Sierra Wireless, Inc. •	1
—	Thompson Creek Metals Co., Inc •	2
—	Transcontinental, Inc.	3
1	West Energy Ltd. •	2
6	Yamana Gold, Inc.	46

		586

	China — 1.3%
—	Baidu, Inc. ADR •	13
21	China Communications Construction Co., Ltd.	20
4	China Life Insurance Co., Ltd.	10
5	China Shenhua Energy Co., Ltd.	11
34	Huaneng Power International, Inc.	24
39	Industrial and Commercial Bank of China	16
1	LDK Solar Co., Ltd. •	12
1	Mindray Medical International Ltd.	23
18	Shanghai Electric Group Co., Ltd.	6
8	Wumart Stores, Inc.	6

		141

	Denmark — 0.3%
—	Auriga Industries	2

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Denmark (continued)
1	H. Lundbeck A/S	$21
—	TK Development •	1
—	Vestas Wind Systems A/S •	5

		29

	Egypt — 0.0%
—	Orascom Construction	5

	Finland — 0.6%
—	Cramo Oyj	2
2	Fortum Corp.	35
—	KCI Konecranes Oyj	6
1	Nokia Oyj	12
1	Oriola-KD Oyj	1
1	Raisio plc	2
1	Tietoenator Oyj	9

		67

	France — 7.8%
—	Air France	3
—	Alstom RGPT	12
—	Altamir Amboise	1
3	AXA S.A.	46
—	Bacou-Dalloz	2
—	BNP Paribas	6
—	Boiron	3
—	Cegereal	2
—	Eurazeo	7
—	Faiveley S.A.	1
—	Fonciere des Regions	4
—	France Telecom S.A.	11
1	Gaz de France	48
1	Groupe Eurotunnel S.A. •	4
—	Ipsen	11
—	M6-Metropole Television	1
—	Meetic •	1
2	Michelin (C.G.D.E.) Class B	61
—	Neopost S.A.	15
—	Nexans S.A.	7
—	Nexity	5
1	Peugeot S.A.	14
—	Pinault-Printemps-Redoute S.A.	17
1	Rexel S.A.	5
3	Rhodia S.A.	13
—	Safran S.A.	4
2	Sanofi-Aventis S.A.	133
—	Schneider Electric S.A.	18
1	Scor Se	11
—	Societe BiC S.A.	7
2	Societe Generale Class A	75
—	Teleperformance	1
2	Thomson Multimedia S.A.	3
2	Total S.A.	110
1	Unibail	80
—	Vallourec	24
1	Vinci S.A.	20
3	Vivendi S.A.	65

		851

	Germany — 6.4%
—	Aareal Bank AG	1

		Market
Shares		Value +
	Germany (continued)
1	Allianz SE	$60
—	Alstria Office REIT AG	3
—	BASF SE	11
—	Beiersdorf AG	16
—	Biotest AG	5
—	CeWe Color Holdings	1
—	Demag Cranes AG	4
—	Deutsche Beteiligungs AG	2
1	Deutsche Boerse AG	66
1	Deutsche Lufthansa AG	14
—	Draegerwerk AG & Co.	1
5	E.On AG	174
—	Freenet AG •	1
1	Fresenius Medical Care AG & Co.	33
—	Fresenius SE	12
1	GEA Group AG	7
—	Gesco AG	1
—	GFK AG	2
—	Gildemeister	2
—	Grammer AG	1
—	Hochtief AG	13
—	Interseroh AG	2
—	Jungheinrich AG	1
—	Loewe	1
1	Metro AG	37
—	MTU Aero Engines Holdings AG	8
—	Muenchener Rueckversicherungs-Gesellschaft AG	55
—	Norddeutsche Affinerie	6
—	Plambeck Neue Energien AG •	1
—	Praktiker Bau-Und Heimwerkermaerkte Holding AG	1
1	S.p.A.	28
—	Salzgitter AG	24
2	Siemens AG	92
1	Thiel Logistik AG •	1
—	Tognum AG	3
1	Wirecard •	6
—	Wuestenrot & Wuerttembergische AG	2

		698

	Greece — 0.1%
—	Alfa-Beta Vassilopoulos S.A.	2
1	Public Power Corp.	10
—	Sarantis S.A.	1

		13

	Hong Kong — 1.2%
13	Champion REIT	3
5	China Mobile Ltd.	41
4	China Resources Enterprise	6
3	Chow Sang Sang Holdings	1
—	CNOOC Ltd. ADR	13
32	Golden Meditech Co., Ltd.	3
2	Great Eagle Holdings Ltd.	3
4	HKR International Ltd.	1
1	Hong Kong Exchanges & Clearing Ltd.	6
3	Hysan Development Co., Ltd.	4
8	Johnson Electric Holdings Ltd.	2
9	K Wah International Holdings Ltd.	1

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Hong Kong (continued)
89	Kingboard Laminates Holdings	$22
7	Next Media Ltd.	1
10	Noble Group Ltd.	7
16	Oriental Press Group	1
19	Pacific Andes International Holdings Ltd.	2
7	Pacific Basin Ship	4
10	Regal Real Estate Investment	1
6	Shangri-La Asia Ltd.	7
22	Sinolink Worldwide Holdings	1
5	Sun Hung Kai & Co., Ltd.	3
4	Techtronic Industries Co., Ltd.	1
3	Tian An China Investments Co., Ltd.	1
—	Vtech Holdings Ltd.	2

		137

	India — 1.5%
2	HDFC Bank Ltd. ADR	90
1	Reliance Industries GDR ▪	76

		166

	Ireland — 1.1%
1	CRH plc	15
4	Elan Corp. plc ADR •	30
—	Genesis Lease Ltd. ADR	1
3	Ryanair Holdings plc ADR •	67
1	Smurfit Kappa Group plc	2
5	Total Produce plc	1
2	United Drug plc	5

		121

	Israel — 1.0%
4	Bezeq Israeli Telecommunication Corp., Ltd.	7
1	Israel Chemicals Ltd.	8
2	Teva Pharmaceutical Industries Ltd. ADR	91

		106

	Italy — 1.4%
—	Ansaldo STS S.p.A.	5
2	Banco di Desio e della Brianza S.A.	10
—	Davide Campari	1
—	DiaSorin S.p.A.	1
2	Enel S.p.A.	11
—	Ergo Previdenza S.p.A.	2
—	Ifi-Istituto Finanziario Industries •	2
22	Intesa Sanpaolo	70
1	Landi Renzo S.p.A.	2
—	Lottomatica S.p.A	6
1	Maire Tecnimont S.p.A.	1
25	Pirelli & Co. S.p.A.	7
30	Telecom Italia S.p.A.	29
5	Unipol Gruppo Finanziario S.p.A.	8

		155

	Japan — 18.3%
—	Aderans Holdings Co., Ltd.	2
—	Aichi Bank Ltd.	6
1	Aichi Machine Industry Co., Ltd.	1
—	Aiful Corp.	1
—	Ain Pharmaciez, Inc.	2
—	Aoki Holdings, Inc.	2

		Market
Shares		Value +
	Japan (continued)
1	Aoyama Trading Co., Ltd.	$9
—	Arcs Co., Ltd.	5
1	Arisawa Manufacturing Co., Ltd.	2
1	ASKA Pharmaceutical Co., Ltd.	7
1	Astellas Pharma, Inc.	45
—	BML, Inc.	5
—	Canon Finetech, Inc.	3
2	Canon, Inc.	57
—	Cawachi Ltd.	3
—	Central Japan Railway Co.	43
—	Century Leasing System, Inc.	1
—	Chudenko Corp.	7
1	Chugai Ro Co., Ltd.	2
1	Circle K Sunkus Co., Ltd.	10
1	Coca-Cola Central Japan Co., Ltd.	7
—	DA Office Investment Corp.	2
—	The Daiei, Inc. •	1
4	Daiichi Sankyo Co., Ltd.	88
1	Daiichikosho Co., Ltd.	7
1	DCM Japan Holdings Co., Ltd.	8
1	Denso Corp.	22
—	DTS Corp.	2
—	Dydo Drinco, Inc.	3
1	East Japan Railway Co.	61
1	The Eighteenth Bank Ltd.	4
4	Eisai Co., Ltd.	150
—	ESPEC Corp.	1
—	F.C.C. Co., Ltd.	1
—	Fanuc Ltd.	6
—	Fast Retailing Co., Ltd.	10
—	Fields Corp.	2
—	Fuji Machine Manufacturing Co.	2
—	Fujikura Ltd.	1
1	Godo Steel Ltd.	2
1	Heiwa Corp.	9
—	Hikari Tsushin, Inc.	1
—	Hitachi Systems & Services Ltd.	2
1	Hogy Medical Co., Ltd.	36
9	Honda Motor Co., Ltd.	195
—	INES Corp.	2
—	Itoham Foods, Inc.	1
1	Izumiya Co., Ltd.	8
2	Jaccs Co., Ltd.	3
—	Japan Aviation Electronics Industry Ltd.	1
—	Japan Tobacco, Inc.	147
—	Kanto Automotive Works Ltd.	2
1	The Kanto Tsukuba Bank Ltd.	4
1	Kinden Corp.	13
—	The Kita-Nippon Bank Ltd.	4
2	Komatsu Ltd.	24
—	Komori Corp.	4
—	Kyocera Corp.	19
—	Kyoei Steel LTD.	2
—	Kyosan Electric Manufacturing Co., Ltd.	2
—	Kyoto Kimono Yuzen	1
1	Maeda Corp.	4
—	MID REIT, Inc.	2

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Japan (continued)
—	Mimasu Semiconductor Industry Co., Ltd.	$2
3	Mitsubishi Corp.	33
4	Mitsubishi Estate Co., Ltd.	52
24	Mitsubishi UFJ Financial Group, Inc.	135
—	Mitsui Knowledge Industry Co., Ltd.	1
—	Mitsumi Electric Co., Ltd.	1
10	Mizuho Financial Group, Inc.	24
1	Nabtesco Corp.	6
—	NEC Mobiling Ltd.	1
1	Nhk Spring Co Ltd.	4
—	Nichicon Corp.	2
—	Nintendo Co., Ltd.	141
1	Nippo Corp.	6
—	Nippon Denko Co., Ltd.	1
—	Nippon Residential	2
—	Nippon Seiki Co., Ltd.	1
1	The Nippon Synthetic Chemical Industry Co., Ltd.	2
1	Nishimatsu Construction Co., Ltd.	2
1	Nissan Shatai Co., Ltd.	7
—	Noevir	2
3	Nomura Holdings, Inc.	22
—	NTT DoCoMo, Inc.	23
1	OMC Card, Inc.	1
12	Osaka Gas Co., Ltd.	51
—	Paramound Bed Co.	1
—	Pasona Group, Inc.	1
1	Raito Kogyo	1
—	Rakuten, Inc. •	15
—	Ricoh Leasing Co., Ltd.	3
—	Round One Corp.	4
—	Ryosan Co., Ltd.	2
—	Ryoshoku Ltd.	3
—	Ryoyo Electro Corp.	2
1	Sankyo Co., Ltd.	34
—	Sanyo Denki Co., Ltd.	1
2	Seino Holdings Corp.	8
1	Seven & I Holdings Co., Ltd.	35
—	Shima Seiki Manufacturing Ltd.	5
1	Shin-Etsu Chemical Co., Ltd.	47
2	Softbank Corp.	34
—	Sogo Medical Co., Ltd.	2
—	Tachi-S Co., Ltd.	2
—	Taikisha Ltd.	3
1	Takefuji Corp.	4
2	Toagosei Co., Ltd.	5
—	Tohokushinsha Film Corp.	3
1	Tokuyama Corp.	5
1	Tokyo Electron Ltd.	18
17	Tokyo Gas Co., Ltd.	80
1	Tokyo Steel Manufacturing Co., Ltd.	7
—	Torii Pharmaceutical Co., Ltd.	5
2	Toshiba Corp.	7
—	Toyo Kohan Co., Ltd.	2
1	Toyota Automotive Body Co., Ltd.	11
—	TS Technology Co., Ltd.	2
—	Tsuruha Holdings, Inc.	6

		Market
Shares		Value +
	Japan (continued)
—	Uni-Charm Corp.	$28
—	Unipres Corp.	2
—	Yahoo Japan Corp.	11
—	Yonekyu Corp.	4

		2,004

	Korea (republic of) — 0.2%
—	CJ Corp.	1
—	CJ Home Shopping	1
1	Dae Duck Electronics •	2
—	Hyundai Marine & Fire Insurance Co., Ltd.	1
—	LG Dacom Corp.	5
—	LG International •	1
—	LG Micron Ltd. •	2
1	ON*Media Corp. •	1
—	Pacific Corp. •	1
—	Posco Ltd. •	6
—	Youngone Corp. •	2

		23

	Luxembourg — 0.7%
—	Citigroup Global Certificate — Bharti Televentures •	—
1	Colt Telecom Group S.A. •	2
1	Millicom International Cellular S.A.	19
—	Orco Property Group	1
2	SES Global S.A.	44
1	Ternium S.A. ADR	5

		71

	Malaysia — 0.2%
3	Kulim Malaysia Berhad	4
21	PLUS Expressways Berhad	17

		21

	Mauritius — 0.1%
32	Golden Agri Res Ltd	6

	Mexico — 0.5%
1	America Movil S.A.B. de C.V. ADR	14
—	Fomento Economico Mexicano S.A.B. De C.V. ADR	6
11	Grupo Financiero Banorte S.A.	14
—	Grupo Televisa S.A. ADR	6
7	Impulsora del Des •	3
3	Wal-Mart de Mexico	6

		49

	Netherlands — 4.0%
9	AerCap Holdings N.V. •	44
1	ASML Holding N.V.	23
—	Crucell N.V. •	2
13	Dockwise Ltd. •	9
—	Gemalto N.V. •	7
—	Imtech N.V.	2
4	Koninklijke (Royal) KPN N.V.	54
3	Koninklijke Ahold N.V.	38
—	Koninklijke Dsm N.V.	2
—	Koninklijke Ten Cate N.V.	1
1	OCE N.V.	2
1	Ordina N.V.	2
3	Plaza Centers N.V.	2
1	Qiagen N.V. •	21

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Netherlands (continued)
2	Royal Dutch Shell plc Class A	$59
—	Smit International N.V.	2
—	TomTom N.V. •	2
7	Unilever N.V. CVA	165
—	Unit 4 Agresso N.V. •	1
—	USG People N.V.	4

		442

	New Zealand — 0.0%
4	New Zealand Oil & Gas Ltd.	3

	Norway — 0.6%
—	Atea ASA •	1
—	Bonheur ASA	4
54	DNO International ASA •	34
1	Norske Skogindustrier ASA •	1
—	Odim ASA •	—
—	Pronova BioPharma A.S. •	1
2	Renewable Energy Corp. AS •	20
—	Sparebanken Midt-Norge	1
—	TGS Nopec Geophysical Co. ASA •	2

		64

	Panama — 0.2%
1	Copa Holdings S.A. Class A	24

	Papua New Guinea — 0.0%
1	New Britain Palm Oil Ltd.	3

	Peru — 0.1%
1	Compania De Minas Buenaventur ADR	13

	Philippines — 0.0%
—	Philippine Long Distance Telephone Co. ADR	4

	Portugal — 0.4%
3	GALP Energia SGPS	35
1	Novabase SGPS S.A. •	5
1	Redes Energeticas Nacionais	4

		44

	Russia — 0.7%
—	Mobile Telesystems OJSC ADR	8
5	OAO Gazprom Class S ADR	65

		73

	Singapore — 0.7%
10	DBS Group Holdings Ltd.	58
11	K1 Ventures Ltd.	1
6	Oversea-Chinese Banking Corp., Ltd.	20

		79

	South Africa — 1.3%
3	Adcock Ingram Holdings Ltd. •	10
19	African Bank Investments Ltd.	47
2	Aspen Pharmacare Holdings Ltd.	8
1	Impala Platinum Holdings Ltd.	10
5	MTN Group Ltd.	49
—	Sasol Ltd.	7
3	Truworths International Ltd.	11

		142

		Market
Shares		Value +
	South Korea — 0.6%
—	Daewoo Motor Sales Corp.	$1
—	Global & Yuasa	1
—	Kolon Engineering & Construction Co., Ltd. •	1
—	Kolon Industries, Inc. •	3
—	Korea Kumho Petrochemical Co., Ltd. •	3
—	Kumho Industrial Co., Ltd.	1
—	LG Electronics, Inc. •	5
—	Samsung Electronics Co., Ltd.	43
—	Samsung Securities Co., Ltd. •	6
—	STX Engine Co., Ltd. •	4
—	TK Corp. •	2

		70

	Spain — 2.4%
1	Abertis Infraestructuras S.A.	10
4	Banco Bilbao Vizcaya Argentaria S.A.	36
—	Banco De Sabadell S.A.	2
—	Campofrio Food Group S.A.	3
—	Construcciones y Auxiliar de	6
—	Corp Financiera Alba	3
6	Iberdrola S.A.	46
—	Industria de Diseno Textil S.A.	18
—	Prosegur Compania de Seguridad S.A.	2
7	Telefonica S.A.	133
—	Viscofan S.A.	1

		260

	Sweden — 1.7%
—	AF Ab Class B	3
1	Atlas Copco Ab	4
—	Betsson Ab	1
1	Bure Equity Ab	4
1	Hennes & Mauritz Ab	50
—	Holmen Ab Class B	4
—	Investment Ab Latour	2
—	Lundbergforetagen Ab	6
9	Lundin Petroleum Ab •	42
1	NCC Ab Class B	4
3	Swedish Match Ab	41
3	Telefonaktiebolaget LM Ericsson	22
2	Volvo Ab Class B	7

		190

	Switzerland — 7.5%
5	ABB Ltd.	66
—	Acino Holding AG	1
1	Actelion Ltd. •	41
1	Adecco S.A.	18
—	Baloise Holding AG	5
—	Basellandschaftliche Kantonalbank	2
—	Bell Holding AG	2
—	Berner Kantonalbank	6
—	Ciba Holding AG	2
2	Clariant AG	9
1	Dufry Group	8
3	Julius Baer Holding Ltd.	76
—	Kardex	2
—	Kuoni Reisen Holding AG	6
—	Meyer Burger Technology AG •	1
1	Mobilezone Holdings	5

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Switzerland (continued)
7	Nestle S.A.	$254
—	Orascom Development Holding AG •	2
—	Pargesa Holding S.A.	5
4	Paris RE Holdings Ltd.	59
—	Roche Holding AG	42
—	Syngenta AG	37
—	Synthes, Inc.	48
—	Temenos Group AG •	2
8	UBS AG •	96
—	Valiant Holding AG	4
—	Zurich Financial Services AG	24

		823

	Taiwan — 1.0%
—	Chunghwa Telecom Co., Ltd. ADR	5
12	Hon Hai Precision Industry Co., Ltd. ▪	42
5	Hon Hai Precision Industry Co., Ltd. GDR ◘	18
6	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42

		107

	Thailand — 0.2%
3	Bangkok Bank plc	5
44	Bank of Ayudhya plc	11

		16

	Turkey — 0.4%
2	Haci Omer Sabanci Holding AS	5
3	Turkcell Iletisim Hizmetleri AS ADR	41

		46

	United Kingdom — 17.7%
1	888 Holdings plc	1
3	Admiral Group plc	38
1	Aggreko plc	6
2	Amlin plc	8
16	Arm Holdings plc	21
3	Ashtead Group plc	2
2	AstraZeneca plc	92
2	AstraZeneca plc ADR	85
2	Autonomy Corp. plc •	38
13	BAE Systems plc	75
2	Barratt Developments plc	2
3	Beazley Group plc	5
5	BG Group plc	63
10	BHP Billiton plc	172
1	Bloomsbury Pub	1
11	BP plc	77
1	Brit Insurance Holdings	2
2	British American Tobacco plc	57
1	Brixton plc	1
3	Capita Group plc	34
2	Catlin Group Ltd.	8
—	Clarkson plc	1
1	Computacenter plc	2
1	Cookson Group plc	1
5	Croda International plc	34
1	CSR plc •	2
1	Diploma plc	1
2	Drax Group plc	15
20	easyJet plc •	87

		Market
Shares		Value +
	United Kingdom (continued)
1	Emerald Energy plc •	$4
3	Ferrexpo plc	2
2	Galliford Try plc	1
1	Game Group plc	3
3	GlaxoSmithKline plc	57
—	Greene King plc	1
—	Hardy Underwriting Group	1
26	Hays plc	28
2	Hiscox Ltd.	7
1	HMV Group plc	2
15	HSBC Holding plc	117
2	Imperial Tobacco Group plc	65
—	Intermediate Capital Group plc	1
1	International Personal Finance	2
2	Investec plc	7
—	JKX Oil & Gas plc	1
—	Keller Group plc	1
7	Lancashire Holdings Ltd. •	47
6	Logica plc	5
12	Marks & Spencer Group plc	41
1	McBride plc	2
4	Michael Page International plc	13
1	Micro Focus International	3
—	Millennium & Copthorne Hotels plc	2
1	National Grid plc	12
—	Ocean Wilsons Holdings Ltd.	1
3	Paragon Group Companies plc	2
2	PV Crystalox Solar plc	3
—	Reckitt Benckiser Group plc	13
5	Reed Elsevier Capital, Inc.	38
8	Regus plc	5
8	Resolution plc •	12
—	Reuters Group plc	6
14	Rexam plc	61
2	Rio Tinto plc	48
2	ROK plc	1
6	Rolls-Royce Group plc	31
5	Sainsbury plc	25
1	SIG plc	1
1	Southern Reserve, Inc.	3
13	Standard Chartered plc	166
1	Telecom Plus plc	3
5	Tesco plc	28
5	Thomas Cook Group plc	13
1	Tomkins plc	2
2	Trinity Mirror plc	2
4	Tui Travel plc	13
—	Vedanta Resources plc	2
28	Vodafone Group plc	53
1	WH Smith plc	7
6	Wm Morrison Supermarkets	24
2	Xstrata plc	16
5	Yell Group plc	3

		1,938

	United States — 0.5%
1	ACE Ltd.	48
—	Global Sources Ltd. •	1

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	United States (continued)
2	WSP Holdings Ltd. •	$7

		56

	Total common stock (Cost $14,073)	$10,201

WARRANTS — 0.1%
	India — 0.1%
—	Citigroup Global Markets — Bharat Heavy Electricals Ltd. ⌂	$8
2	Citigroup Global Markets — Piramal Healthcare Ltd. ⌂	6

	Total warrants (Cost $25)	$14

EXCHANGE TRADED FUNDS — 2.1%
	United States — 2.1%
4	iShares MSCI EAFE Index Fund	$140
4	iShares MSCI Emerging Markets Index Fund	86
—	SPDR S&P International Small Cap	6

	Total exchange traded funds (Cost $308)	$232

PREFERRED STOCK — 0.0%
	Germany — 0.0%
1	Prosieben Sat.1 Media AG	$1

	Total preferred stock (Cost $1)	$1

	Total long-term investments (Cost $14,407)	$10,448

Principal
Amount
SHORT-TERM INVESTMENTS — 2.7%
	Repurchase Agreements — 2.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $0, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $0)
$—	0.25% dated 01/30/2009	$—
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $116, collateralized by GNMA 6.00%, 2038, value of $118)
116	0.28% dated 01/30/2009	116
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $70, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $71)
70	0.29% dated 01/30/2009	70
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $90, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $92)
90	0.28% dated 01/30/2009	90

Principal		Market
Amount		Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $19, collateralized by U.S. Treasury Note 6.00%, 2009, value of $20)
$19	0.27% dated 01/30/2009	$19

	Total short-term investments (Cost $295)	$295

Total investments (Cost $14,702) ▲	98.0%	$10,743
Other assets and liabilities	2.0%	220

Total net assets	100.0%	$10,963

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 92.68% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $15,635 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$127
Unrealized Depreciation	(5,019)

Net Unrealized Depreciation	$(4,892)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $4, which represents 0.04% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $118, which represents 1.08% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2009, the market value of these securities amounted to $18 or 0.16% of net assets.

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis

06/2008	5	ABC Learning Centres Ltd.	$5
08/2008	—	Citigroup Global Markets — Bharat Heavy Electricals Ltd. — 144A	12
08/2008 — 09/2008	2	Citigroup Global Markets — Piramal Healthcare Ltd. — 144A	12
06/2008 — 09/2008	40	OZ Minerals Ltd.	91
The aggregate value of these securities at January 31, 2009 was $18 which represents 0.16% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Sell)	$24	$25	02/03/09	$1
Australian Dollar (Sell)	1	1	02/04/09	—
British Pound (Sell)	4	4	02/02/09	—
British Pound (Buy)	9	9	02/03/09	—
British Pound (Sell)	31	31	02/03/09	—
British Pound (Buy)	11	11	02/04/09	—
British Pound (Sell)	2	2	02/04/09	—
Canadian Dollar (Buy)	11	11	02/04/09	—
Danish Krone (Buy)	0	0	02/02/09	—
Danish Krone (Sell)	11	11	02/02/09	—
Danish Krone (Buy)	21	21	02/03/09	—
Danish Krone (Sell)	5	5	02/04/09	—
Euro (Buy)	34	35	02/02/09	(1)
Euro (Sell)	4	4	02/02/09	—
Euro (Sell)	65	65	02/03/09	—
Euro (Sell)	42	42	02/04/09	—
Hong Kong Dollar (Buy)	1	1	02/03/09	—
Japanese Yen (Buy)	29	29	02/02/09	—
Japanese Yen (Buy)	21	21	02/03/09	—
Japanese Yen (Sell)	14	14	02/03/09	—
Japanese Yen (Buy)	9	9	02/04/09	—
Japanese Yen (Sell)	11	11	02/04/09	—
Norwegian Krone (Buy)	6	6	02/04/09	—
Norwegian Krone (Sell)	1	1	02/04/09	—
Singapore Dollar (Sell)	12	12	02/04/09	—
Swedish Krona (Buy)	11	11	02/03/09	—
Swedish Krona (Sell)	11	11	02/03/09	—
Swedish Krona (Buy)	11	11	02/04/09	—
Swedish Krona (Sell)	2	2	02/04/09	—
Swiss Franc (Buy)	8	8	02/02/09	—
Swiss Franc (Sell)	5	5	02/02/09	—
Swiss Franc (Buy)	7	7	02/03/09	—
Swiss Franc (Sell)	18	18	02/04/09	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	3.0%
Banks	9.0
Capital Goods	6.5
Commercial & Professional Services	1.2
Consumer Durables & Apparel	0.6
Consumer Services	0.5
Diversified Financials	5.7
Energy	8.8
Food & Staples Retailing	2.8
Food, Beverage & Tobacco	7.0
Health Care Equipment & Services	1.6
Household & Personal Products	0.6
Insurance	4.2
Materials	8.8
Media	1.7
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Real Estate	1.4
Retailing	2.3
Semiconductors & Semiconductor Equipment	1.5
Software & Services	2.6
Technology Hardware & Equipment	3.3
Telecommunication Services	5.0
Transportation	3.1
Utilities	4.8
Short-Term Investments	2.7
Other Assets and Liabilities	2.0

Total	100.0%

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.7%
	Automobiles & Components — 0.8%
1,115	Honda Motor Co., Ltd. ADR	$25,264

	Banks — 2.9%
824	Comerica, Inc.	13,727
289	M&T Bank Corp.	11,249
506	PNC Financial Services Group, Inc.	16,445
724	US Bancorp	10,743
949	Washington Mutual, Inc. Private Placement † ⌂	34
1,753	Wells Fargo & Co.	33,134

		85,332

	Capital Goods — 8.3%
263	Caterpillar, Inc.	8,111
1,157	Deere & Co.	40,201
410	Eaton Corp.	18,035
2,930	General Electric Co.	35,536
387	Honeywell International, Inc.	12,711
622	Illinois Tool Works, Inc.	20,324
431	Lockheed Martin Corp.	35,384
163	PACCAR, Inc.	4,288
570	Parker-Hannifin Corp.	21,784
858	Pentair, Inc.	19,622
435	Siemens AG ADR	24,397
526	Spirit Aerosystems Holdings, Inc. •	7,150

		247,543

	Commercial & Professional Services — 1.6%
788	Pitney Bowes, Inc.	17,530
955	Waste Management, Inc.	29,771

		47,301

	Diversified Financials — 5.0%
1,961	Bank of America Corp.	12,902
774	Capital One Financial Corp.	12,265
178	Goldman Sachs Group, Inc.	14,386
1,305	JP Morgan Chase & Co.	33,301
1,092	Morgan Stanley	22,093
1,201	State Street Corp.	27,957
2,053	UBS AG ADR •	25,554

		148,458

	Energy — 18.3%
1,436	Anadarko Petroleum Corp.	52,766
720	BP plc ADR	30,561
1,756	Chevron Corp.	123,812
200	ConocoPhillips Holding Co.	9,511
894	EnCana Corp.	39,640
1,230	Exxon Mobil Corp.	94,095
1,605	Marathon Oil Corp.	43,715
680	Schlumberger Ltd.	27,755
1,524	Total S.A. ADR	75,850
1,373	XTO Energy, Inc.	50,929

		548,634

	Food & Staples Retailing — 2.3%
480	Sysco Corp.	10,695
625	Walgreen Co.	17,131
874	Wal-Mart Stores, Inc.	41,183

		69,009

	Food, Beverage & Tobacco — 4.1%
1,206	Nestle S.A. ADR	41,529
687	PepsiCo, Inc.	34,503

		Market
Shares		Value +
	Food, Beverage & Tobacco (continued)
467	Philip Morris International, Inc.	$17,338
1,105	SABMiller plc	17,936
524	Unilever N.V. NY Shares ADR	11,510

		122,816

	Health Care Equipment & Services — 2.6%
1,334	Medtronic, Inc.	44,679
1,221	UnitedHealth Group, Inc.	34,577

		79,256

	Household & Personal Products — 1.6%
573	Kimberly-Clark Corp.	29,497
346	Procter & Gamble Co.	18,848

		48,345

	Insurance — 4.3%
921	ACE Ltd.	40,198
616	Marsh & McLennan Cos., Inc.	11,900
1,389	Metlife, Inc.	39,894
543	Principal Financial Group, Inc.	9,003
410	Prudential Financial, Inc.	10,562
407	Travelers Cos., Inc.	15,742

		127,299

	Materials — 3.6%
865	Agrium U.S., Inc.	28,951
286	Air Products and Chemicals, Inc.	14,391
665	Barrick Gold Corp.	24,935
487	BHP Billiton Ltd. ADR	18,297
1,802	International Paper Co.	16,431
725	Rhodia S.A. ADR	3,261

		106,266

	Media — 3.5%
1,956	Comcast Corp. Class A	28,662
730	Comcast Corp. Special Class A	10,132
546	McGraw-Hill Cos., Inc.	12,009
2,283	Time Warner, Inc.	21,301
593	Viacom, Inc. Class B •	8,748
1,131	Walt Disney Co.	23,383

		104,235

	Pharmaceuticals, Biotechnology & Life Sciences — 12.8%
858	Abbott Laboratories	47,556
941	AstraZeneca plc ADR	36,253
1,910	Bristol-Myers Squibb Co.	40,902
1,977	Eli Lilly & Co.	72,778
1,255	Merck & Co., Inc.	35,822
2,014	Pfizer, Inc.	29,363
3,134	Schering-Plough Corp.	55,029
380	Teva Pharmaceutical Industries Ltd. ADR	15,751
1,137	Wyeth	48,874

		382,328

	Retailing — 1.3%
972	Limited Brands, Inc.	7,699
1,888	Staples, Inc.	30,087

		37,786

	Semiconductors & Semiconductor Equipment — 1.2%
1,247	Applied Materials, Inc.	11,684
1,059	Maxim Integrated Products, Inc.	14,011
707	Texas Instruments, Inc.	10,571

		36,266

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services — 3.0%
1,150	Accenture Ltd. Class A	$36,294
801	Automatic Data Processing, Inc.	29,093
1,483	Microsoft Corp.	25,359

		90,746

	Technology Hardware & Equipment — 5.0%
753	Avnet, Inc. •	14,928
2,151	Corning, Inc.	21,747
982	International Business Machines Corp.	90,028
3,626	Xerox Corp.	24,077

		150,780

	Telecommunication Services — 5.5%
5,276	AT&T, Inc.	129,895
1,173	Verizon Communications, Inc.	35,050

		164,945

	Transportation — 1.6%
652	FedEx Corp.	33,218
2,028	Southwest Airlines Co.	14,260

		47,478

	Utilities — 6.4%
1,357	Dominion Resources, Inc.	47,743
930	Exelon Corp.	50,407
969	FPL Group, Inc.	49,957
909	PG&E Corp.	35,163
307	Veolia Environment ADR	6,906

		190,176

	Total common stock (Cost $3,626,031)	$2,860,263

WARRANTS — 0.0%
	Banks — 0.0%
119	Washington Mutual, Inc. Private Placement † ⌂	$—

	Total warrants (Cost $ —)	$—

	Total long-term investments (Cost $3,626,031)	$2,860,263

Principal
Amount
SHORT-TERM INVESTMENTS — 3.8%
	Repurchase Agreements — 3.8%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $153, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $157)
$153	0.25% dated 01/30/2009	$153
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $45,140, collateralized by GNMA 6.00%, 2038, value of $46,042)
45,139	0.28% dated 01/30/2009	45,139
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $27,233, collateralized by FNMA 5.00% — 7.00%, 2023 — 2039, GNMA 7.00%, 2038, value of $27,777)
27,233	0.29% dated 01/30/2009	27,233

Principal		Market
Amount		Value +
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $35,068, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $35,768)
$35,067	0.28% dated 01/30/2009	$35,067
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $7,461, collateralized by U.S. Treasury Note 6.00%, 2009, value of $7,610)
7,461	0.27% dated 01/30/2009	7,461

	Total short-term investments (Cost $115,053)	$115,053

Total investments (Cost $3,741,084) ▲	99.5%	$2,975,316
Other assets and liabilities	0.5%	14,545

Total net assets	100.0%	$2,989,861

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.42% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $3,761,836 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$135,951
Unrealized Depreciation	(922,471)

Net Unrealized Depreciation	$(786,520)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $34, which represents 0.00% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis

04/2008	949	Washington Mutual, Inc. Private Placement	$8,300
04/2008	119	Washington Mutual, Inc. Private Placement Warrants	—

The aggregate value of these securities at January 31, 2009 was $34 which represents 0.00% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Equity Growth Allocation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 97.5%
EQUITY FUNDS — 97.5%
1,652	The Hartford Capital Appreciation Fund, Class Y		$35,194
397	The Hartford Capital Appreciation II Fund, Class Y •		3,155
1,137	The Hartford Disciplined Equity Fund, Class Y		9,905
139	The Hartford Dividend and Growth Fund, Class Y		1,813
555	The Hartford Equity Income Fund, Class Y		4,867
285	The Hartford Fundamental Growth Fund, Class Y •		1,965
873	The Hartford Global Growth Fund, Class Y •		8,694
409	The Hartford Growth Fund, Class Y •		4,465
889	The Hartford Growth Opportunities Fund, Class Y •		15,205
1,537	The Hartford International Opportunities Fund, Class Y		14,140
1,236	The Hartford International Small Company Fund, Class Y		9,125
212	The Hartford LargeCap Growth Fund, Class Y		1,194
853	The Hartford Select MidCap Value Fund, Class Y		4,872
1,932	The Hartford Select SmallCap Value Fund, Class Y		11,730
1,112	The Hartford Small Company Fund, Class Y •		13,472
4,463	The Hartford Value Fund, Class Y		33,469

	Total investments in affiliated investment companies (Cost $274,827)		$173,265

EXCHANGE TRADED FUNDS — 2.6%
159	SPDR DJ Wilshire International Real Estate ETF		$3,751
25	SPDR DJ Wilshire REIT ETF		833

	Total investments in exchange traded funds (Cost $6,409)		$4,584

	Total investments (Cost $281,236) ▲	100.1%	$177,849
	Other assets and liabilities	(0.1)%	(95)

	Total net assets	100.0%	$177,754

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $281,470 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$74
Unrealized Depreciation	(103,695)

Net Unrealized Depreciation	$(103,621)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.4%
	Banks — 5.2%
285	PNC Financial Services Group, Inc.	$9,259
92	Toronto-Dominion Bank ADR	2,979
373	US Bancorp	5,530
810	Wells Fargo & Co.	15,311

		33,079

	Capital Goods — 8.3%
99	3M Co.	5,325
71	Caterpillar, Inc.	2,199
111	Deere & Co.	3,870
155	Eaton Corp.	6,810
1,085	General Electric Co.	13,162
267	Illinois Tool Works, Inc.	8,717
244	PACCAR, Inc.	6,442
93	Schneider Electric S.A.	5,900

		52,425

	Commercial & Professional Services — 3.7%
391	Republic Services, Inc.	10,122
436	Waste Management, Inc.	13,608

		23,730

	Consumer Durables & Apparel — 0.9%
74	Fortune Brands, Inc.	2,371
100	Stanley Works	3,114

		5,485

	Diversified Financials — 5.4%
405	Bank of America Corp.	2,663
250	Bank of New York Mellon Corp.	6,444
95	Goldman Sachs Group, Inc.	7,629
686	JP Morgan Chase & Co.	17,500

		34,236

	Energy — 16.9%
306	BP plc ADR	12,996
383	Chevron Corp.	26,988
115	ConocoPhillips Holding Co.	5,469
387	Exxon Mobil Corp.	29,584
423	Marathon Oil Corp.	11,505
109	Occidental Petroleum Corp.	5,940
86	Royal Dutch Shell plc ADR	4,090
215	Total S.A. ADR	10,678

		107,250

	Food & Staples Retailing — 1.1%
216	Supervalu, Inc.	3,790
133	Sysco Corp.	2,974

		6,764

	Food, Beverage & Tobacco — 9.1%
584	Altria Group, Inc.	9,653
252	ConAgra Foods, Inc.	4,314
88	Diageo plc ADR	4,798
60	Lorillard, Inc.	3,544
354	Nestle S.A. ADR	12,200
160	PepsiCo, Inc.	8,057
246	Philip Morris International, Inc.	9,150
261	Unilever N.V. NY Shares ADR	5,743

		57,459

	Household & Personal Products — 2.0%
247	Kimberly-Clark Corp.	12,704

	Insurance — 4.9%
327	ACE Ltd.	14,269

		Market
Shares		Value +
	Insurance (continued)
244	Allstate Corp.	$5,279
274	Chubb Corp.	11,686

		31,234

	Materials — 3.3%
104	Air Products and Chemicals, Inc.	5,221
201	E.I. DuPont de Nemours & Co.	4,626
289	International Paper Co.	2,635
106	PPG Industries, Inc.	3,973
961	Rexam plc	4,317

		20,772

	Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
312	Bristol-Myers Squibb Co.	6,678
112	Eli Lilly & Co.	4,109
154	GlaxoSmithKline plc ADR	5,423
287	Johnson & Johnson	16,574
374	Merck & Co., Inc.	10,669
1,031	Pfizer, Inc.	15,028
192	Wyeth	8,258

		66,739

	Real Estate — 0.1%
43	Kimco Realty Corp.	623

	Retailing — 6.0%
396	Genuine Parts Co.	12,670
658	Home Depot, Inc.	14,167
384	Nordstrom, Inc.	4,867
127	Sherwin-Williams Co.	6,059

		37,763

	Semiconductors & Semiconductor Equipment — 1.3%
654	Intel Corp.	8,430

	Software & Services — 2.8%
1,022	Microsoft Corp.	17,483

	Telecommunication Services — 5.1%
842	AT&T, Inc.	20,732
382	Verizon Communications, Inc.	11,400

		32,132

	Transportation — 0.9%
143	Norfolk Southern Corp.	5,478

	Utilities — 9.9%
243	American Electric Power Co., Inc.	7,602
176	Consolidated Edison, Inc.	7,168
340	Dominion Resources, Inc.	11,961
94	Entergy Corp.	7,163
369	FPL Group, Inc.	19,024
162	PG&E Corp.	6,268
98	SCANA Corp.	3,375

		62,561

	Total common stock (Cost $833,036)	$616,347

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS — 1.6%
	Repurchase Agreements — 1.6%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $14, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $14)
$14	0.25% dated 01/30/2009		$14
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,958, collateralized by GNMA 6.00%, 2038, value of $4,037)
3,958	0.28% dated 01/30/2009		3,958
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,388, collateralized by FNMA 5.00% — 7.00%, 2023 — 2039, GNMA 7.00%, 2038, value of $2,436)
2,388	0.29% dated 01/30/2009		2,388
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,075, collateralized by FNMA 5.00% — 6.00%, 2035 — 2038, value of $3,137)
3,075	0.28% dated 01/30/2009		3,075
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $654, collateralized by U.S. Treasury Note 6.00%, 2009, value of $667)
654	0.27% dated 01/30/2009		654

	Total short-term investments (Cost $10,089)		$10,089

	Total investments (Cost $843,125) ▲	99.0%	$626,436
	Other assets and liabilities	1.0%	6,456

	Total net assets	100.0%	$632,892

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.92% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $849,285 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,254
Unrealized Depreciation	(230,103)

Net Unrealized Depreciation	$(222,849)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.6%
	Finance — 0.6%
	Bayview Financial Acquisition Trust
$2,600	2.56%, 05/28/2037 † ⌂ Δ	$90
	Goldman Sachs Mortgage Securities Corp.
16,967	1.93%, 02/01/2012 ⌂ Δ	9,773
	Helios Finance L.P.
5,000	2.86%, 10/20/2014 ⌂ Δ	465
	Structured Asset Securities Corp.
4,453	2.89%, 02/25/2037 ⌂ Δ	94
	Wells Fargo Home Equity Trust
4,363	2.64%, 03/25/2037 ⌂ Δ	78

	Total asset & commercial mortgage backed securities (Cost $33,127)	$10,500

CORPORATE BONDS: INVESTMENT GRADE — 1.2%
	Consumer Staples — 0.9%
	Anheuser-Busch InBev N.V.
$15,000	7.75%, 01/15/2019 ▪ ‡	$15,216

	Finance — 0.0%
	Unicredito Italiano Capital Trust
2,000	9.20%, 10/05/2010 ▪ ♠	762

	Technology — 0.3%
	Verizon Wireless
4,281	5.55%, 02/01/2014 ▪	4,253

	Total corporate bonds: investment grade (Cost $21,284)	$20,231

CORPORATE BONDS: NON-INVESTMENT GRADE — 3.4%
	Basic Materials — 0.1%
	New Page Corp.
$4,940	10.00%, 05/01/2012	$1,902

	Consumer Cyclical — 0.6%
	Albertson’s, Inc.
5,000	7.50%, 02/15/2011 ‡	4,975
	Dollarama Group L.P.
5,590	8.88%, 08/15/2012 ‡	4,472

		9,447

	Consumer Staples — 0.1%
	Appleton Papers, Inc.
2,000	8.13%, 06/15/2011 ‡	1,345

	Energy — 0.4%
	Ferrellgas L.P./Finance
1,000	6.75%, 05/01/2014	800
	Ferrellgas Partners L.P.
2,470	6.75%, 05/01/2014 ▪	1,976
	Inergy L.P.
3,405	8.75%, 03/01/2015 ▪ ‡	3,218

		5,994

Principal		Market
Amount		Value +
	Finance — 0.1%
	LPL Holdings, Inc.
$2,000	10.75%, 12/15/2015 ⌂	$1,400

	Health Care — 0.7%
	HCA, Inc.
7,000	6.30%, 10/01/2012 ‡	5,775
	Invacare Corp.
5,820	9.75%, 02/15/2015 ‡	5,296

		11,071

	Services — 0.2%
	Affinion Group, Inc.
5,305	11.50%, 10/15/2015 ‡	3,448

	Technology — 1.1%
	CSC Holdings, Inc.
10,665	8.50%, 04/15/2014 ▪	10,478
	Intelsat Subsidiary Holding Co.
2,900	8.88%, 01/15/2015 ▪ *	2,654
	Level 3 Financing, Inc.
2,000	6.85%, 02/15/2015 Δ ‡	1,030
	MetroPCS Wireless, Inc.
3,500	9.25%, 11/01/2014 ▪	3,211
	Qwest Communications International, Inc.
1,335	7.50%, 02/15/2014	1,142

		18,515

	Utilities — 0.1%
	Reliant Energy, Inc.
2,000	6.75%, 12/15/2014	1,845

	Total corporate bonds: non-investment grade (Cost $62,706)	$54,967

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 82.4%
	Basic Materials — 10.5%
	Arizona Chemical Co.
$6,505	2.41%, 02/27/2013 ±	$4,456
7,250	5.92%, 02/27/2014 ⌂ ±	3,734
	Berry Plastics Holding Co.
8,372	2.42%, 04/03/2015 ±	6,099
	Boise Paper Holdings LLC
6,500	9.25%, 02/22/2015 ⌂ ±	2,177
	Brenntag Group
589	2.14%, 01/12/2014 ±	446
2,411	3.33%, 01/12/2014 ±	1,844
10,000	5.50%, 12/23/2014 ±	6,000
	Calumet Lubricants Co., L.P.
805	1.28%, 12/29/2014 ±	442
6,036	6.15%, 01/03/2015 ±	3,320
	Cenveo, Inc.
13,728	3.28%, 06/21/2013 ±	8,203
	Coffeyville Resources
2,439	3.78%, 12/21/2010 ±	1,720
7,856	8.50%, 12/21/2013 ±	5,539
	Cognis GMBH
11,000	4.00%, 09/15/2013 ±	6,284

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
		Basic Materials (continued)
		Columbian Chemicals Co.
	$9,955	4.71%, 03/15/2013 ⌂ ±	$5,674
		Georgia-Pacific Corp.
	6,378	3.23%, 12/20/2012 ±	5,493
	18,218	4.10%, 12/20/2012 ± *	15,690
		Goodyear Engineered Products
	8,891	2.93%, 07/31/2014 ±	4,223
	4,000	6.17%, 07/31/2015 ±	720
		Goodyear Tire & Rubber Co.
	14,850	2.22%, 04/30/2014 ±	10,893
		Graham Packaging Co., Inc.
	16,777	4.51%, 12/31/2011 ±	13,416
		Hexion Specialty Chemicals
	10,544	3.69%, 05/15/2013 ±	4,446
EUR	1,856	4.94% 05/05/2013 ±	1,002
	1,466	5.50%, 05/05/2013 ±	618
		Hexion Specialty Chemicals, Term Loan C2
	2,291	3.75%, 05/15/2013 ±	966
		Hexion Specialty Chemicals, Term Loan C5
	985	3.75%, 05/05/2013 ±	415
		Huntsman International LLC
	18,960	2.16%, 04/19/2014 ±	13,372
		Ineos Group
	7,623	8.20%, 12/16/2013 ±	2,763
	7,622	8.70%, 12/16/2014 ±	2,854
		ISP Chemco LLC
	6,806	2.81%, 05/31/2014 ±	5,048
		Jarden Corp.
	5,358	3.21%, 01/24/2012 ±	4,622
		John Maneely Co.
	10,718	4.44%, 12/08/2013 ±	5,680
		Kranson Industries
	3,611	3.75%, 07/31/2013 ±	2,546
		MacDermid, Inc.
	10,403	2.41%, 04/11/2014 ±	5,722
		Mega Bloks, Inc.
	5,904	8.75%, 07/26/2012 ±	1,565
		Newpage Corp.
	3,960	6.00%, 12/21/2014 ±	2,222
		Smurfit-Stone Container Enterprises, Inc.
	115	0.33%, 11/01/2010 ±	76
	1,979	2.50%, 11/01/2011 ±	1,315
	74	3.78%, 11/01/2011 ±	49
	4,419	3.86%, 11/01/2011 ±	2,937
		Solo Cup Co.
	4,951	5.01%, 02/27/2011 ±	4,348
		Verso Paper Holdings LLC
	4,532	3.25%, 07/28/2013 ±	3,202

			172,141

		Capital Goods — 2.4%
		Ewards Ltd.
	5,903	2.41%, 05/31/2014 ⌂ ±	3,660

Principal		Market
Amount		Value +
	Capital Goods (continued)
	Hawker Beechcraft Acquisition Co.
$4,870	2.75%, 03/27/2014 ±	$2,623
270	3.46%, 03/27/2014 ±	145
	Lincoln Industries Corp.
3,448	2.91%, 07/11/2014 ±	2,690
3,500	10.87%, 01/10/2015 ±	2,555
	MacAndrews Amg Holdings LLC
9,407	7.95%, 04/17/2012 ⌂ ±	5,174
	Nacco Material Handling Group
8,723	4.22%, 03/22/2013 ⌂ ±	4,536
	Scitor Acquisition Corp.
4,282	4.66%, 09/26/2014 † ⌂ ±	2,141
	Targus Group International
7,481	4.95%, 11/22/2012 ⌂ ±	3,741
	Vought Aircraft Industries, Inc.
8,687	4.69%, 12/22/2010 ±	5,733
	Yankee Candle Co.
11,995	3.40%, 02/06/2014 ±	6,477

		39,475

	Consumer Cyclical — 7.4%
	AM General LLC
12,563	4.62%, 09/30/2013 ±	9,485
	American General Finance Corp.
528	0.33%, 09/30/2012 ±	402
	Brand Energy & Infrastructure Services
9,078	3.75%, 02/07/2014 ⌂ ±	5,447
1,975	4.74%, 02/07/2014 ⌂ ±	1,244
	Contech Construction Products
4,706	2.43%, 01/31/2013 ⌂ ±	2,353
	Custom Building Products
2,000	7.24%, 04/20/2012 ±	1,100
3,628	7.50%, 10/20/2011 ±	2,304
	David’s Bridal, Inc.
4,391	3.19%, 01/25/2014 ±	2,415
	Delphi Corp.
8,259	9.25%, 06/30/2009 ¤ ±	5,878
	Dollar General Corp.
6,960	3.92%, 07/06/2014 ± *	5,866
	Dollarama Group L.P.
5,835	2.92%, 11/18/2011 ±	4,960
	Easton-Bell Sports, Inc.
10,563	2.92%, 03/16/2012 ±	7,588
	Ford Motor Co.
14,561	5.00%, 12/16/2013 ±	5,214
	Foster Wheeler LLC
5,500	0.98%, 09/12/2011 ±	4,730
	Hanesbrands, Inc.
4,000	2.85%, 09/05/2011 ± *	3,636
3,500	4.91%, 03/05/2014 ±	2,877
	Invista B.V.
10,696	4.75%, 04/30/2010 ±	8,343
	Lear Corp.
16,287	3.24%, 04/25/2012 ±	7,259
	Levi Strauss & Co.
18,316	2.58%, 03/09/2014 ⌂ ±	10,211

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Consumer Cyclical (continued)
	Michaels Stores, Inc.
$8,279	2.77%, 10/31/2013 ±	$4,997
	Navistar International
1,333	3.53%, 01/19/2012 ±	939
3,667	3.72%, 01/17/2012 ±	2,581
	The Pantry, Inc., Delayed Draw Term Loan
628	2.16%, 05/14/2014 ±	472
	The Pantry, Inc., Term Loan B
2,180	2.16%, 05/14/2014 ±	1,641
	Roundy’s Supermarkets, Inc.
8,128	3.19%, 11/03/2011 ±	6,583
	Sports Authority, Inc.
6,256	3.71%, 04/25/2013 ⌂ ±	3,336
	Standard Steel LLC
307	2.91%, 07/10/2012 ⌂ ±	197
1,525	3.96%, 07/10/2012 ⌂ ±	976
	Tensar Corp.
3,074	4.67%, 10/28/2012 ⌂ ±	1,845
	Toys R Us, Inc.
14,500	4.87%, 11/30/2008 ±	6,699
	United Subcontractors, Inc.
3,469	6.78%, 12/27/2012 ⌂ ±	347

		121,925

	Consumer Staples — 4.5%
	American Seafoods Group
14,216	2.16%, 09/30/2011 — 09/30/2012 ±	12,190
1,493	2.21%, 09/30/2012 ±	1,284
	Dean Foods Co.
8,766	2.95%, 03/29/2014 ±	7,861
	Dole Food Co., Inc.
2,185	0.66%, 04/12/2013 ±	1,797
13,158	2.94%, 04/12/2013 ±	10,817
3,542	4.25%, 04/12/2013 ±	2,912
	Huish Detergents, Inc.
7,844	3.96%, 04/25/2014 ±	6,550
	Michael Foods, Inc.
4,653	3.88%, 11/21/2010 ±	4,129
	Van Houtte, Inc., First Lien Term Loan
3,467	3.96%, 07/09/2014 ⌂ ±	2,063
	Van Houtte, Inc., Second Lien Term Loan
473	3.96%, 07/09/2014 ⌂ ±	281
	WM Wrigley Jr. Co.
23,500	6.50%, 10/06/2014 ± *	23,059

		72,943

	Energy — 2.2%
	Big West Oil LLC
9,374	4.50%, 05/14/2014 — 02/02/2015 ±	4,218
	Lyondell Chemical Co.
12,315	0.00%, 12/22/2014 ☼	3,941
9,372	11.15%, 12/15/2009 ± *	9,366
	Quicksilver Resources, Inc.
5,891	7.75%, 08/05/2013 ±	4,404

Principal		Market
Amount		Value +
	Energy (continued)
	Texas Petrochemicals L.P.
$9,799	3.75%, 06/27/2013 ⌂ ±	$5,879
	Turbo Beta Ltd.
5,049	14.50%, 03/12/2018 † ⌂ ±	2,222
	Western Refining, Inc.
12,430	4.00%, 05/30/2014 ±	6,857

		36,673

	Finance — 5.3%
	Amerigroup Corp.
4,616	2.44%, 03/26/2012 ± *	4,143
	Ashtead Group plc
6,062	2.19%, 08/21/2011 ±	4,789
	BNY Convergex Group LLC & EZE Castle Software
2,192	3.85%, 09/30/2013 ⌂ ±	1,414
8,214	4.46%, 08/30/2013 ⌂ ±	5,298
	Brickman Group Holdings, Inc.
6,890	2.41%, 01/23/2014 ±	4,857
	Buckeye Check Cashing, Inc.
8,578	4.21%, 05/01/2012 ⌂ ±	1,716
	Community Health Systems, Inc.
651	2.95%, 07/25/2014 ± *	549
12,721	4.45%, 07/25/2014 ± *	10,727
	Covanta Holding Corp.
2,265	1.33%, 02/09/2014 ±	2,005
4,517	3.21%, 02/09/2014 ±	3,998
	Crescent Resources LLC
18,186	6.17%, 09/07/2012 ⌂ ±	2,819
	Dollar Financial Corp., Delayed Draw Term Loan
1,864	4.21%, 10/30/2012 ⌂ ±	839
	Dollar Financial Corp., Term Loan
2,535	4.21%, 10/30/2012 ⌂ ±	1,141
	FSB Holdings, Inc.
500	7.25%, 03/29/2014 ⌂ ±	175
	Golden Gate National
5,432	3.16%, 03/14/2011 ±	4,400
	HMSC Corp.
3,930	2.49%, 04/03/2014 ⌂ ±	1,926
	Hub International Holdings, Inc., Delayed Draw Term Loan
896	3.96%, 06/12/2014 ±	657
	Hub International Holdings, Inc., Term Loan
3,985	3.96%, 06/14/2014 ±	2,922
	LNR Properties Corp.
18,764	6.69%, 06/29/2009 — 06/29/2011 ±	9,498
	November Land Investors LLC
1,501	10.66%, 05/09/2012 ⌂ ±	150
	Realogy Corp.
2,489	0.27%, 10/05/2013 ±	1,470
9,246	5.71%, 10/05/2014 ±	5,462
	Rent-A-Center, Inc.
8,519	1.96%, 06/30/2012 ±	7,070

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
		Finance (continued)
		Sedgwick CMS Holdings, Inc.
	$6,418	3.71%, 01/31/2013 ±	$5,038
		TransFirst Holdings, Inc.
	4,925	4.21%, 06/12/2014 ⌂ ±	2,462
	1,000	7.46%, 06/12/2015 ⌂ ±	350

			85,875

		Health Care — 11.3%
		Advanced Medical Optics, Inc.
	6,078	4.38%, 04/02/2014 ±	5,751
		AGA Medical Corp.
	6,408	4.03%, 04/26/2013 ⌂ ±	5,351
		Carestream Health, Inc.
	9,730	2.84%, 04/30/2013 ±	7,516
	1,500	5.25%, 10/12/2013 ±	470
		Carl Zeiss
	5,718	2.91%, 03/14/2014 ⌂ ±	3,145
EUR	2,500	4.00%, 07/24/2016 ⌂ ±	1,120
		Center for Diagnostic Imaging
	4,543	4.96%, 12/31/2010 ⌂ ±	3,543
		DJO Finance LLC
	6,930	3.88%, 04/07/2013 ±	5,683
		Fresenius SE
	4,000	6.75%, 10/01/2014 ±	3,810
		Generics International, Inc.
	2,970	4.96%, 11/19/2014 ⌂ ±	2,079
		HCA, Inc.
	22,355	3.71%, 11/17/2013 ± *	18,473
		Healthcare Partners LLC
	7,883	2.16%, 10/20/2013 ±	6,661
		HealthSouth Corp.
	7,115	4.49%, 03/10/2013 ± *	6,174
		IASIS Healthcare Capital Corp.
	630	0.32%, 03/17/2014 ±	526
	9,148	2.41%, 03/17/2014 ±	7,774
	5,595	6.43%, 06/15/2014 ±	2,350
		Invacare Corp.
	1,743	3.28%, 02/07/2013 ±	1,470
		Inverness Medical Innovation, Inc.
	5,910	2.84%, 06/27/2014 ±	5,027
	1,000	4.69%, 06/26/2015 ±	690
		Invitrogen Corp.
	4,429	5.25%, 09/30/2015 ±	4,329
		LifePoint Hospitals, Inc.
	6,726	3.82%, 04/15/2012 ±	5,928
		Multiplan Corp.
	11,464	2.94%, 04/12/2013 ± *	8,541
		National Mentor
	397	0.30%, 06/27/2013 ±	250
	6,443	3.46%, 06/27/2013 ±	4,059
		National Renal Institutes, Inc.
	13,119	3.75%, 03/31/2013 ⌂ ±	6,559
		Orthofix Holdings, Inc.
	7,976	6.33%, 09/22/2013 ±	6,421

Principal			Market
Amount			Value +
		Health Care (continued)
		Psychiatric Solutions, Inc.
	$8,903	2.17%, 07/01/2012 ±	$7,957
		Rite Aid Corp.
	9,217	2.14%, 06/01/2014 ±	5,645
	3,990	3.00%, 06/04/2014 ±	2,743
		Select Medical Corp.
	9,616	4.15%, 02/24/2012 ±	7,581
		Skilled Healthcare Group, Inc.
	4,876	2.71%, 06/15/2012 ±	3,804
		Surgical Care Affiliates LLC
	5,910	3.46%, 12/29/2014 ±	3,664
		United Surgical Partners International
	1,479	2.34%, 04/19/2014 ±	1,190
	7,828	2.73%, 04/19/2014 ±	6,302
		Vanguard Health Holdings Co. II LLC
	14,259	3.27%, 09/23/2011 ±	12,234
		Viant Holdings, Inc.
	11,308	3.71%, 06/25/2014 ±	5,654
		Warner Chilcott Corp.
	3,432	3.46%, 01/18/2012 ±	3,024
		Youth & Family Centered Services, Inc.
	2,229	5.31%, 07/10/2013 ⌂ ±	1,650

			185,148

		Services — 19.1%
		24 Hour Fitness Worldwide, Inc.
	5,840	3.43%, 06/08/2012 ⌂ ±	3,562
		Acosta, Inc.
	9,871	2.66%, 07/28/2013 ±	7,156
		Advanstar Holdings Corp.
	7,780	3.71%, 06/01/2014 ±	2,801
	2,000	6.46%, 12/01/2014 ⌂ ±	250
		Advantage Sales & Marketing, Inc.
	13,611	2.70%, 03/29/2013 ±	9,936
		Affinion Group, Inc.
	14,049	4.65%, 10/17/2012 ±	10,139
		Cardinal Logistics Management
	5,475	4.10%, 09/23/2013 ⌂ ±	3,011
		Carmike Cinemas, Inc.
	1,574	5.19%, 05/19/2012 ±	1,191
	5,562	6.13%, 05/19/2012 ±	4,208
		Cebridge Communications LLC
	4,547	2.57%, 11/05/2013 ±	3,643
	10,000	7.69%, 05/05/2014 ⌂ ±	4,317
		Cedar Fair L.P.
	9,510	2.41%, 08/31/2011 — 08/30/2012 ±	7,079
		Cengage
	5,845	2.91%, 07/05/2014 ±	4,421
		Centaur LLC
	2,429	9.25%, 10/30/2012 ±	883
	2,074	15.25%, 10/30/2013 ⌂ ±	415
		Citadel Broadcasting Corp.
	7,152	2.17%, 06/08/2014 ±	2,992
		Clarke American Corp.
	18,705	3.45%, 02/28/2014 ±	11,130

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Services (continued)
	CMP Susquehanna Corp.
$12,609	2.44%, 05/06/2013 ⌂ ±	$3,688
	Cumulus Media, Inc.
13,776	2.95%, 06/07/2013 ⌂ ±	4,730
	CW Media Holdings, Inc.
7,900	4.71%, 02/15/2015 ±	5,438
	Dex Media West LLC, Inc.
8,000	7.00%, 10/24/2014 ±	4,140
	Emdeon Business Services LLC
5,110	3.46%, 11/16/2013 ±	4,369
4,000	6.46%, 05/16/2014 ±	2,600
	Energy Solutions, LLC
148	0.39%, 06/07/2013 ±	127
1,514	0.47%, 06/07/2013 ±	1,302
	Energy Solutions, LLC, Term Loan B
2,455	4.15%, 06/07/2013 ±	2,112
	Energy Solutions, LLC, Term Loan B2
1,369	4.15%, 06/07/2013 ±	1,178
	F & W Publications, Inc.
1,470	3.78%, 08/05/2012 ⌂ ±	441
6,986	4.76%, 08/05/2012 ⌂ ±	2,096
4,500	5.75%, 08/05/2012 ⌂ ±	225
	Golden Nugget, Inc.
1,455	2.13%, 06/22/2014 ⌂ ± *	513
2,545	2.42%, 06/22/2014 ⌂ ±	897
3,750	3.67%, 12/31/2014 ⌂ ±	412
	Gray Television, Inc.
11,021	2.52%, 12/31/2014 ±	5,207
	Greektown Holdings LLC, Incremental Term Loan
2,200	0.00%, 12/03/2012 ☼ ⌂	770
	Greektown Holdings LLC, Term Loan B
2,493	0.00%, 12/03/2012 ☼ ⌂	873
	Green Valley Ranch Gaming LLC
1,090	4.25%, 02/16/2014 ±	452
	Greenwood Racing, Inc.
8,344	2.66%, 11/14/2011 ±	5,590
	Hit Entertainment, Inc.
1,475	4.96%, 08/26/2012 ⌂ ±	620
	Idearc, Inc.
10,821	3.42%, 11/17/2014 ±	3,677
	Las Vegas Sands Corp.
5,700	2.16%, 05/23/2013 — 05/23/2014 ±	2,773
	Las Vegas Sands Corp., Term Loan B
14,467	2.16%, 05/23/2014 ±	7,037
	LBI Media, Inc.
10,490	1.91%, 05/01/2012 ⌂ ±	4,721
	Medianews Groups, Inc.
3,620	4.66%, 08/02/2013 ±	1,267
	MGM Mirage, Inc.
4,289	3.07%, 10/03/2011 ±	2,715

Principal		Market
Amount		Value +
	Services (continued)
	Nelson Education
$5,925	3.96%, 07/05/2014 ⌂ ±	$3,259
	NEP Supershooters L.P.
7,860	2.66%, 02/13/2014 ⌂ ±	5,502
	New World Gaming Partners Ltd.
167	2.50%, 09/30/2014 ±	72
825	3.94%, 09/30/2014 ±	356
4,000	6.94%, 03/31/2015 ⌂ ±	933
	Penton Media, Inc.
7,369	3.35%, 02/06/2013 ±	2,800
4,000	6.17%, 02/06/2014 ⌂ ±	600
	Philosophy, Inc.
6,471	2.41%, 03/17/2014 ⌂ ±	3,786
	Pinnacle Foods
14,173	3.20%, 03/30/2014 ±	11,090
	R.H. Donnelley, Inc.
4,094	6.44%, 06/30/2011 ±	2,600
7,414	6.75%, 06/30/2011 ±	4,677
	Raycom TV Broadcasting, Inc.
14,229	1.94%, 06/25/2014 ⌂ ±	9,960
	Readers Digest Association, Inc.
5,000	2.18%, 03/02/2013 ⌂ ± *	1,500
13,144	3.61%, 03/02/2014 ±	4,798
	Regal Cinemas, Inc.
12,328	5.21%, 10/27/2013 ±	11,129
	Sabre, Inc.
6,951	2.88%, 09/30/2014 ±	3,131
	Sensata Technologies
4,934	2.93%, 04/21/2013 ±	2,524
	Sheridan Group, Inc.
8,812	3.64%, 06/15/2014 ±	5,287
2,000	6.83%, 06/15/2015 ⌂ ±	1,100
	Sirius Satellite Radio, Inc.
13,274	2.69%, 12/20/2012 ±	9,955
	Six Flags, Inc.
5,264	2.91%, 04/30/2015 ±	3,611
	Southern Graphic Systems
984	4.31%, 12/30/2011 ⌂ ±	630
1,810	4.32%, 12/30/2011 ⌂ ±	1,159
	SunGard Data Systems, Inc.
4,622	3.71%, 02/28/2014 ±	3,581
4,988	6.75%, 02/28/2014 ±	4,489
	Synagro Technologies, Inc.
3,940	4.21%, 03/28/2014 ±	2,456
2,000	5.12%, 09/28/2014 ⌂ ±	530
	Telesat Canada
4,130	4.31%, 09/01/2014 ±	3,313
297	4.46%, 09/01/2014 ±	238
	Town Sports International Holdings, Inc.
5,900	2.25%, 02/27/2014 ⌂ ±	2,832

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Services (continued)
	Tribune Co.
$5,501	0.00%, 06/04/2014 ☼	$1,488
	United Site Services, Inc.
1,800	4.66%, 06/29/2013 ⌂ ±	810
	Univision Communications
5,394	2.91%, 04/29/2009 ±	4,628
	UPC Financing Partnership
13,500	2.20%, 12/31/2014 ±	10,755
	Venetian Macau Ltd.
8,869	2.66%, 05/25/2012 — 05/25/2013 ±	5,121
	West Corp.
16,395	2.78%, 10/24/2013 ±	11,640
	WideOpenWest Finance LLC
14,000	4.29%, 07/01/2014 ±	7,770
5,393	7.44%, 06/29/2015 ⌂ ±	1,079
	Wynn Resorts Ltd.
7,500	5.26%, 06/12/2010 ±	6,975
	Yell Group plc
1,667	3.41%, 02/10/2013 ±	989
	Yonkers Racing Corp.
8,019	10.50%, 08/12/2011 ± *	6,776

		313,033

	Technology — 11.3%
	Alaska Communication Systems Holdings, Inc., Incremental Term Loan
2,190	3.21%, 02/01/2012 ±	1,878
	Alaska Communication Systems Holdings, Inc., Term Loan
5,995	3.21%, 02/01/2012 ±	5,141
	Canwest MediaWorks L.P.
4,915	4.20%, 07/10/2014 ±	2,654
	Caribe Information Investment, Inc.
11,813	2.61%, 03/29/2013 ⌂ ±	8,033
	Charter Communications Operating LLC
12,972	3.44%, 03/06/2014 ±	9,944
	Cinram International
5,435	4.71%, 05/05/2010 ⌂ ±	3,207
	CSC Holdings, Inc.
3,821	2.08%, 03/29/2013 ±	3,429
	DaVita, Inc.
1,885	1.91%, 10/05/2011 ±	1,729
	Fleetcor Technologies Operating Co. LLC
2,279	2.70%, 04/30/2013 ±	1,367
6,453	2.73%, 04/30/2013 ±	3,872
	Gatehouse Media Operating, Inc.
5,519	2.57%, 08/05/2014 ±	1,315
17,791	4.20%, 08/05/2014 ±	4,240
	Infor Global Solutions
985	4.21%, 07/28/2012 ±	561
2,000	6.96%, 03/02/2014 ±	435
3,000	7.71%, 03/02/2014 ±	697

Principal		Market
Amount		Value +
	Technology (continued)
	Infor Global Solutions, Delayed Draw Term Loan
$1,963	5.21%, 07/28/2012 ±	$1,109
	Infor Global Solutions, U.S. Term Loan
3,762	5.21%, 07/28/2012 ±	2,126
	Intelsat Bermuda Ltd., Term Loan B 2A
6,023	3.93%, 01/03/2014 ±	5,154
	Intelsat Bermuda Ltd., Term Loan B 2B
6,018	3.93%, 01/03/2014 ±	5,149
	Intelsat Bermuda Ltd., Term Loan B 2C
6,018	3.93%, 01/03/2014 ±	5,149
	Intesat Ltd.
3,421	3.93%, 07/03/2012 ±	3,071
	IPC Systems, Inc.
5,493	6.01%, 05/31/2014 ⌂ ±	2,966
	Kronos, Inc.
6,644	3.71%, 06/12/2014 ±	4,435
	Leap Wireless International, Inc.
9,089	6.50%, 06/17/2013 ± *	8,346
	Level 3 Communications Corp.
14,441	3.25%, 03/01/2014 ± *	10,494
	Mediacom Broadband LLC
7,960	4.93%, 01/03/2016 ±	7,270
	Mediacom Broadband LLC, Term Loan D1
3,408	2.06%, 01/31/2015 ±	2,852
	Mediacom Broadband LLC, Term Loan D2
1,321	2.06%, 01/31/2015 ±	1,106
	Mediacom LLC
1,800	1.56%, 09/30/2012 ±	1,516
6,818	1.81%, 01/31/2015 ±	5,548
	MetroPCS Wireless, Inc.
15,076	4.49%, 11/04/2013 ± *	12,995
	National Cinemedia, Inc.
9,000	3.75%, 02/13/2015 ±	5,692
	Ntelos, Inc.
11,255	2.66%, 08/24/2011 ±	10,064
	One Communications Corp.
7,680	5.88%, 06/30/2012 ±	3,974
	PAETEC Holding Corp.
5,107	2.91%, 02/28/2013 ±	3,473
	RCN Corp.
12,410	3.75%, 04/19/2014 ±	8,935
	Reynolds & Reynolds Co.
6,405	2.41%, 10/24/2012 ± *	3,394
	Time Warner Telecom Holdings, Inc.
8,295	3.00%, 01/07/2013 ±	7,155
	Verint Systems, Inc.
11,262	3.59%, 05/23/2014 ⌂ ±	6,025
	Virgin Media Dover LLC
5,329	4.63%, 09/03/2012 ±	4,650
	Wind Acquisitions Holdings Finance S.A.
6,348	8.39%, 12/12/2011 ⌂ ±	3,571

		184,721

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Transportation — 3.1%
	Delta Air Lines, Inc.
$4,950	2.29%, 04/25/2012 ±	$3,554
	Jacobson Cos.
3,940	2.91%, 06/19/2014 ⌂ ±	1,944
	Kenan Advantage Group
5,662	4.46%, 12/16/2011 ⌂ ±	3,737
	Louis US Holdco, Inc.
2,488	3.41%, 11/04/2013 ⌂ ±	1,555
828	4.46%, 11/04/2013 ⌂ ±	518
	MacQuarie Aircraft Leasing Finance S.A., First Lien Term Loan
18,543	4.41%, 11/29/2013 ⌂ ± *	11,126
	MacQuarie Aircraft Leasing Finance S.A., Second Lien Term Loan
4,984	4.41%, 11/29/2013 ⌂ ±	2,243
	Northwest Airlines Corp.
9,153	2.39%, 08/21/2013 ±	7,643
	RailAmerica Transportation
730	5.44%, 06/30/2009 ±	656
11,270	6.79%, 06/30/2009 ±	10,143
	United Air Lines, Inc.
6,453	2.42%, 02/01/2014 ±	3,388
	US Airways Group, Inc.
9,990	2.91%, 03/23/2014 ±	4,458

		50,965

	Utilities — 5.3%
	Astoria Generating Co. Acquisitions LLC
11,500	4.11%, 08/23/2013 ± *	8,084
	Atlas Pipeline Partners L.P.
4,375	3.16%, 07/27/2014 ±	3,680
	Calpine Corp.
22,438	4.34%, 03/29/2014 ± *	17,239
	Dynegy Holdings, Inc.
12,199	1.50%, 03/30/2013 ± *	10,247
787	1.97%, 03/30/2013 ± *	661
	Kgen LLC
3,274	1.34%, 02/01/2014 ±	2,210
5,348	3.25%, 02/01/2014 ±	3,610
	NRG Energy, Inc.
13,110	1.36%, 02/01/2013 ± *	12,134
1,432	2.66%, 02/01/2013 ±	1,325
	Reliant Energy, Inc.
7,000	2.65%, 03/31/2014 ±	5,652
	Texas Competitive Electric Holdings Co. LLC
17,840	3.91%, 10/12/2014 ± *	12,360
9,990	4.75%, 10/10/2014 ±	6,915
	TPF Generation Holdings LLC
5,250	5.71%, 12/21/2014 ±	3,299

		87,416

	Total senior floating rate interests:
	non-investment grade (Cost $2,044,873)	$1,350,529

		Market
Shares		Value +
COMMON STOCK — 0.0%
	Utilities — 0.0%
4	Calpine Corp. • ‡	$28

	Total common stock (Cost $ — )	$28

	Total long-term investments (Cost $2,161,990)	$1,436,255

Principal
Amount
SHORT-TERM INVESTMENTS — 14.2%
	Consumer Staples — 0.9%
	Coca Cola Co.
$15,000	0.25%, 03/17/2009 ‡	$14,995

	Finance — 0.5%
	European Investment Bank
8,000	0.47%, 03/12/2009 ‡	7,996

	Health Care — 0.8%
	Pfizer, Inc.
13,000	0.55%, 03/03/2009	12,994

Shares
	Investment Pools and Funds — 8.3%
45,237	JP Morgan U.S. Government Money Market Fund	45,237
40,871	State Street Bank U.S. Government Money Market Fund	40,871
50,001	Wells Fargo Advantage Government Money Market Fund	50,001

		136,109

Principal
Amount
	Repurchase Agreements — 3.7%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $51,505, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $52,451)
$51,504	0.25% dated 01/30/2009	51,504
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $8,779, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $8,966)
8,779	0.25% dated 01/30/2009	8,779

		60,283

	Total short-term investments (Cost $232,377)	$232,377

Total investments (Cost $2,394,367) ▲	101.8%	$1,668,632
Other assets and liabilities	(1.8)%	(28,781)

Total net assets	100.0%	$1,639,851

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.57% of total net assets at January 31, 2009.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,404,755 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,820
Unrealized Depreciation	(737,943)

Net Unrealized Depreciation	$(736,123)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $4,453, which represents 0.27% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

♠	Perpetual maturity security. Maturity date shown is the first call date.

•	Currently non-income producing.

☼	Debt security in default due to bankruptcy.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $41,768, which represents 2.55% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $64,959.

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2009.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR	— Euro

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
06/2005 - 09/2007	$5,840	24 Hour Fitness Worldwide, Inc., 3.43%, 06/08/2012	$5,810
06/2007	2,000	Advanstar Holdings Corp., 6.46%, 12/01/2014	2,000
04/2006 - 01/2007	6,408	AGA Medical Corp., 4.03%, 04/26/2013	6,409
02/2007 - 09/2007	7,250	Arizona Chemical Co., 5.92%, 02/27/2014	7,171
04/2007	2,600	Bayview Financial Acquisition Trust, 2.56%, 05/28/2037	2,600
07/2007	2,192	BNY Convergex Group LLC, 3.85%, 09/30/2013	2,181
08/2006 - 06/2008	8,214	BNY Convergex Group LLC & EZE Castle Software, 4.46%, 08/30/2013	8,086
02/2008 - 08/2008	6,500	Boise Paper Holdings LLC, 9.25%, 02/22/2015	6,116
02/2007 - 09/2007	9,078	Brand Energy & Infrastructure Services, 3.75%, 02/07/2014	9,036
11/2007	1,975	Brand Energy & Infrastructure Services, 4.74%, 02/07/2014	1,945
04/2006 - 05/2008	8,578	Buckeye Check Cashing, Inc., 4.21%, 05/01/2012	8,276
03/2007 - 04/2008	5,475	Cardinal Logistics Management, 4.10%, 09/23/2013	5,364
03/2006 - 06/2007	11,813	Caribe Inform ation Investment, Inc., 2.61%, 03/29/2013	11,832
03/2007	5,718	Carl Zeiss, 2.91%, 03/14/2014	5,718
03/2007 - 08/2007	2,500	Carl Zeiss, 4.00%, 07/24/2016	3,364
05/2006 - 01/2007	10,000	Cebridge Communications LLC, 7.69%, 05/05/2014	9,903
10/2007 - 01/2009	2,074	Centaur LLC, 15.25%, 10/30/2013	2,042
09/2006 - 04/2008	4,543	Center for Diagnostic Imaging, 4.96%, 12/31/2010	4,377
03/2007	5,435	Cinram International, 4.71%, 05/05/2010	5,428
05/2006 - 09/2006	12,609	CMP Susquehanna Corp., 2.44%, 05/06/2013	12,611
03/2006 - 04/2007	9,955	Columbian Chemicals Co., 4.71%, 03/15/2013	9,970
02/2006 - 12/2006	4,706	Contech Construction Products, 2.43%, 01/31/2013	4,709
01/2007 - 04/2007	18,186	Crescent Resources LLC, 6.17%, 09/07/2012	18,207
06/2006 - 06/2007	13,776	Cumulus Media, Inc., 2.95%, 06/07/2013	13,786
10/2006 - 11/2006	1,864	Dollar Financial Corp., Delayed Draw Term Loan, 4.21%, 10/30/2012	1,866
10/2006 - 11/2006	2,535	Dollar Financial Corp., Term Loan, 4.21%, 10/30/2012	2,538
05/2007 - 09/2007	5,903	Ewards Ltd., 2.41%, 05/31/2014	5,755
03/2007	1,470	F & W Publications, Inc., 3.78%, 08/05/2012	1,470
02/2006 - 11/2006	6,986	F & W Publications, Inc., 4.76%, 08/05/2012	6,992

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Period			Cost
Acquired	Par	Security	Basis
03/2007 - 08/2007	$4,500	F & W Publications, Inc., 5.75%, 08/05/2012	$4,490
09/2006	500	FSB Holdings, Inc., 7.25%, 03/29/2014	500
11/2007	2,970	Generics International, Inc., 4.96%, 11/19/2014	2,940
06/2008 - 07/2008	1,455	Golden Nugget, Inc., 2.13%, 06/22/2014	1,455
06/2007 - 07/2007	2,545	Golden Nugget, Inc., 2.42%, 06/22/2014	2,543
06/2007	3,750	Golden Nugget, Inc., 3.67%, 12/31/2014	3,750
03/2007	16,967	Goldman Sachs Mortgage Securities Corp., 1.93%, 02/01/2012 — Reg D	16,967
05/2008	2,200	Greektown Holdings LLC, Incremental Term Loan, 0.00%, 12/03/2012	1,984
06/2006 - 05/2008	2,493	Greektown Holdings LLC, Term Loan B, 0.00%, 12/03/2012	2,421
04/2007	5,000	Helios Finance L.P., 2.86%, 10/20/2014 - 144A	5,000
08/2005 - 04/2007	1,475	Hit Entertainment, Inc., 4.96%, 08/26/2012	1,475
04/2007	3,930	HMSC Corp., 2.49%, 04/03/2014	3,934
05/2007 - 06/2007	5,493	IPC Systems, Inc., 6.01%, 05/31/2014	5,502
06/2007	3,940	Jacobson Cos., 2.91%, 06/19/2014	3,940
12/2005 - 05/2007	5,662	Kenan Advantage Group, 4.46%, 12/16/2011	5,685
04/2006 - 01/2007	10,490	LBI Media, Inc., 1.91%, 05/01/2012	10,467
03/2007 - 05/2007	18,316	Levi Strauss & Co., 2.58%, 03/09/2014	18,239
12/2006	2,488	Louis US Holdco, Inc., 3.41%, 11/04/2013	2,488
12/2006	828	Louis US Holdco, Inc., 4.46%, 11/04/2013	828
04/2008 - 08/2008	2,000	LPL Holdings, Inc., 10.75%, 12/15/2015 - 144A	1,927
04/2007 - 01/2008	9,407	MacAndrews Amg Holdings LLC, 7.95%, 04/17/2012	9,263
03/2007	23,527	MacQuarie Aircraft Leasing Finance S.A., 4.41%, 11/29/2013	23,527
12/2006 - 06/2007	8,723	Nacco Material Handling Group, 4.22%, 03/22/2013	8,736
04/2006 - 04/2008	13,119	National Renal Institutes, Inc., 3.75%, 03/31/2013	12,997
07/2007	5,925	Nelson Education, 3.96%, 07/05/2014	5,910
02/2007 - 04/2007	7,860	NEP Supershooters L.P., 2.66%, 02/13/2014	7,904
07/2007	4,000	New World Gaming Partners Ltd., 6.94%, 03/31/2015	4,000
05/2006 - 01/2009	1,501	November Land Investors LLC, 10.66%, 05/09/2012	1,511
02/2007 - 05/2007	4,000	Penton Media, Inc., 6.17%, 02/06/2014	4,049
03/2007 - 10/2007	6,471	Philosophy, Inc., 2.41%, 03/17/2014	6,244
02/2006 - 05/2007	14,229	Raycom TV Broadcasting, Inc., 1.94%, 06/25/2014	14,224
03/2008	5,000	Readers Digest Association, Inc., 2.18%, 03/02/2013	5,000
09/2007	4,282	Scitor Acquisition Corp., 4.66%, 09/26/2014	4,239

Period			Cost
Acquired	Par	Security	Basis
06/2007	$2,000	Sheridan Group, Inc., 6.83%, 06/15/2015	$2,000
03/2007	984	Southern Graphic Systems, 4.31%, 12/30/2011	984
12/2005	1,810	Southern Graphic Systems, 4.32%, 12/30/2011	1,810
10/2006 - 05/2007	6,256	Sports Authority, Inc., 3.71%, 04/25/2013	6,257
07/2006	307	Standard Steel LLC, 2.91%, 07/10/2012	307
07/2006	1,525	Standard Steel LLC, 3.96%, 07/10/2012	1,525
03/2007	4,453	Structured Asset Securities Corp., 2.89%, 02/25/2037	4,388
03/2007 - 04/2007	2,000	Synagro Technologies, Inc., 5.12%, 09/28/2014	2,010
05/2007 - 06/2007	7,481	Targus Group International, 4.95%, 11/22/2012	7,435
10/2005 - 06/2006	3,074	Tensar Corp., 4.67%, 10/28/2012	3,074
06/2006 - 09/2007	9,799	Texas Petrochemicals L.P., 3.75%, 06/27/2013	9,741
06/2007 - 08/2007	5,900	Town Sports International Holdings, Inc., 2.25%, 02/27/2014	5,776
06/2007	4,925	TransFirst Holdings, Inc., 4.21%, 06/12/2014	4,935
06/2007	1,000	TransFirst Holdings, Inc., 7.46%, 06/12/2015	1,000
06/2008 - 11/2008	5,049	Turbo Beta Ltd., 14.50%, 03/12/2018	5,049
07/2006	1,800	United Site Services, Inc., 4.66%, 06/29/2013	1,782
01/2006 - 01/2009	3,469	United Subcontractors, Inc., 6.78%, 12/27/2012	3,467
07/2007	3,467	Van Houtte, Inc., First Lien Term Loan, 3.96%, 07/09/2014	3,467
07/2007	473	Van Houtte, Inc., Second Lien Term Loan, 3.96%, 07/09/2014	473
05/2007 - 09/2007	11,262	Verint Systems, Inc., 3.59%, 05/23/2014	11,156
03/2007	4,363	Wells Fargo Home Equity Trust, 2.64%, 03/25/2037	4,172
06/2007 - 01/2009	5,393	WideOpenWest Finance LLC, 7.44%, 06/29/2015	5,232
12/2006 - 01/2009	6,348	Wind Acquisitions Holdings Finance S.A., 8.39%, 12/12/2011	6,348
07/2006	2,229	Youth & Family Centered Services, Inc., 5.31%, 07/10/2013	2,229

The aggregate value of these securities at January 31, 2009 was $231,021 which represents 14.09% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.8%
	Capital Goods — 8.5%
5	Caterpillar, Inc.	$167
23	Deere & Co.	806
16	Flowserve Corp.	826
30	Honeywell International, Inc.	971
15	Precision Castparts Corp.	1,000
3	Raytheon Co.	147

		3,917

	Consumer Durables & Apparel — 1.4%
14	NIKE, Inc. Class B	629

	Consumer Services — 1.5%
12	McDonald’s Corp.	679

	Energy — 10.6%
12	Apache Corp.	862
50	Atwood Oceanics, Inc. •	831
12	Hess Corp.	662
20	Marathon Oil Corp.	536
27	National Oilwell Varco, Inc. •	701
19	Petroleo Brasileiro S.A. ADR	493
2	Transocean, Inc. •	120
19	Ultra Petroleum Corp. •	666

		4,871

	Food & Staples Retailing — 3.9%
44	CVS/Caremark Corp.	1,186
13	Wal-Mart Stores, Inc.	631

		1,817

	Food, Beverage & Tobacco — 3.3%
13	PepsiCo, Inc.	633
24	Philip Morris International, Inc.	873

		1,506

	Health Care Equipment & Services — 9.4%
50	Coventry Health Care, Inc. •	751
15	Covidien Ltd.	575
20	Medtronic, Inc.	670
24	St. Jude Medical, Inc. •	887
31	UnitedHealth Group, Inc.	878
14	Wellpoint, Inc. •	560

		4,321

	Household & Personal Products — 1.5%
13	Procter & Gamble Co.	714

	Insurance — 3.2%
32	Aflac, Inc.	733
95	Assured Guaranty Ltd.	723

		1,456

	Materials — 3.3%
6	Barrick Gold Corp.	225
6	Monsanto Co.	449
11	Potash Corp. of Saskatchewan, Inc.	853

		1,527

	Media — 1.1%
26	Walt Disney Co.	532

	Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
13	Abbott Laboratories	732
18	Amgen, Inc. •	976

		Market
Shares		Value +
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
28	AstraZeneca plc ADR	$1,079
14	Celgene Corp. •	752
15	Genzyme Corp. •	999
10	Johnson & Johnson	600

		5,138

	Retailing — 5.0%
17	Gymboree Corp. •	407
27	Kohl’s Corp. •	998
57	Staples, Inc.	904

		2,309

	Semiconductors & Semiconductor Equipment — 1.3%
47	Intel Corp.	612

	Software & Services — 14.1%
40	Accenture Ltd. Class A	1,250
3	Google, Inc. •	1,056
84	Microsoft Corp.	1,442
90	Oracle Corp. •	1,508
7	Visa, Inc.	350
64	Western Union Co.	873

		6,479

	Technology Hardware & Equipment — 15.8%
9	Apple, Inc. •	802
78	Cisco Systems, Inc. •	1,169
49	Corning, Inc.	499
34	EMC Corp. •	379
41	Hewlett-Packard Co.	1,425
15	International Business Machines Corp.	1,393
25	Qualcomm, Inc.	871
14	Research In Motion Ltd. •	764

		7,302

	Telecommunication Services — 2.8%
30	AT&T, Inc.	748
27	NII Holdings, Inc. Class B •	524

		1,272

	Transportation — 0.9%
11	Norfolk Southern Corp.	426

	Total common stock (Cost $55,658)	$45,507

Principal
Amount
SHORT-TERM INVESTMENTS — 1.7%
	Repurchase Agreements — 1.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $1)
$1	0.25% dated 01/30/2009	$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $307, collateralized by GNMA 6.00%, 2038, value of $313)
307	0.28% dated 01/30/2009	307

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $185, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $189)
$185	0.29% dated 01/30/2009	$185
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $238, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $243)
238	0.28% dated 01/30/2009	238
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $51, collateralized by U.S. Treasury Note 6.00%, 2009, value of $52)
51	0.27% dated 01/30/2009	51

	Total short-term investments (Cost $782)	$782

Total investments (Cost $56,440) ▲	100.5%	$46,289
Other assets and liabilities	(0.5)%	(241)

Total net assets	100.0%	$46,048

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.41% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $57,920 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$445
Unrealized Depreciation	(12,076)

Net Unrealized Depreciation	$(11,631)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Global Communications Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.9%
	Argentina — 1.0%
21	Telecom de Argentina ADR •	$176

	Brazil — 6.2%
46	Brasil Telecom S.A. ADR	693
29	Tele Norte Leste Participacoes S.A. ADR	359

		1,052

	Canada — 1.4%
8	Telus Corp.	232

	France — 7.4%
56	France Telecom S.A.	1,265

	Germany — 6.7%
94	Deutsche Telekom AG	1,140

	Indonesia — 3.5%
27	P.T. Telekomunikasi Indonesia ADR	594

	Israel — 5.9%
14	Cellcom Israel Ltd.	301
46	Partner Communications Co., Ltd. ADR	712

		1,013

	Italy — 4.5%
786	Telecom Italia S.p.A.	758

	Luxembourg — 5.7%
25	Millicom International Cellular S.A.	967

	Mexico — 1.8%
11	America Movil S.A.B. de C.V. ADR	314

	Netherlands — 2.7%
34	Koninklijke (Royal) KPN N.V.	452

	Russia — 7.8%
35	Mobile Telesystems OJSC ADR	735
99	Vimpel-Communications ADR	600

		1,335

	South Africa — 4.8%
86	MTN Group Ltd.	818

	Spain — 9.0%
29	Telefonica S.A. ADR	1,535

	Turkey — 4.8%
62	Turkcell Iletisim Hizmetleri AS ADR	818

	United States — 20.7%
19	American Tower Corp. Class A •	565
14	AT&T, Inc.	350
16	Equinix, Inc. •	829
53	NII Holdings, Inc. Class B •	1,032
103	Qwest Communications International, Inc.	332

		Market
Shares		Value +
	United States (continued)
54	TW Telecom, Inc. •	$413

		3,521

	Total common stock (Cost $27,245)	$15,990

WARRANTS — 4.3%
	India — 4.3%
56	Citigroup Global Certificate — Bharti Televentures⌂	$727

	Total warrants (Cost $641)	$727

PREFERRED STOCK — 3.6%
	Brazil — 3.6%
32	Telemar Norte Leste S.A.	$619

	Total preferred stock (Cost $907)	$619

	Total long-term investments (Cost $28,793)	$17,336

Principal
Amount
SHORT-TERM INVESTMENTS — 0.1%
	Repurchase Agreements — 0.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $0, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $0)
$—	0.25% dated 01/30/2009	$—
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $9, collateralized by GNMA 6.00%, 2038, value of $9)
9	0.28% dated 01/30/2009	9
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $5, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $6)
5	0.29% dated 01/30/2009	5
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $7, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $7)
7	0.28% dated 01/30/2009	7
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2, collateralized by U.S. Treasury Note 6.00%, 2009, value of $2)
2	0.27% dated 01/30/2009	2

	Total short-term investments (Cost $23)	$23

Total investments (Cost $28,816) ▲	101.9%	$17,359
Other assets and liabilities	(1.9)%	(327)

Total net assets	100.0%	$17,032

The Hartford Global Communications Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 81.11% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $28,895 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$86
Unrealized Depreciation	(11,622)

Net Unrealized Depreciation	$(11,536)

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
08/2005 - 01/2008	56	Citigroup Global Certificate — Bharti Televentures — 144A	$641

The aggregate value of these securities at January 31, 2009 was $727 which represents 4.27% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$457	$457	02/04/09	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2009

Percentage of
Industry	Net Assets
Alternative Carriers	2.4
Integrated Telecommunication Services	53.5
Internet Software & Services	4.9
Wireless Telecommunication Services	41.0
Short-Term Investments	0.1
Other Assets and Liabilities	(1.9)

Total	100.0%

The Hartford Global Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 95.4%
	Automobiles & Components — 1.4%
4	Ford Motor Co. •	$8
5	Honda Motor Co., Ltd.	111
1	Michelin (C.G.D.E.) Class B	37
1	Peugeot S.A.	16

		172

	Banks — 7.1%
2	Banco Bilbao Vizcaya Argentaria S.A.	16
8	Banco do Estado do Rio Grande do Sul S.A.	19
7	Banco Itau Holding Financeira S.A. ADR	66
24	Bangkok Bank plc	51
3	Bank of Nova Scotia	79
1	BNP Paribas	25
13	Citizens Republic Bancorp, Inc.	15
11	DBS Group Holdings Ltd.	64
13	DNB Nor ASA	44
4	First National Financial, Inc.	34
—	Gronlandsbanken (the Bank of Greenland)	18
—	HDFC Bank Ltd. ADR	26
3	HSBC Holding plc	20
7	Intesa Sanpaolo	22
6	Mitsubishi UFJ Financial Group, Inc.	36
1	PNC Financial Services Group, Inc.	27
7	Popular, Inc.	20
1	Societe Generale Class A	62
3	Sparebanken Midt-Norge	12
7	Standard Chartered plc	91
2	Sydbank A/S	31
1	Toronto-Dominion Bank	36
2	Toronto-Dominion Bank ADR	53
2	Webster Financial Corp.	8
2	Wells Fargo & Co.	32

		907

	Capital Goods — 6.0%
—	Alstom RGPT	7
—	AMETEK, Inc.	10
—	Atlas Copco Ab	1
4	BAE Systems plc	24
—	Carlisle Cos., Inc.	3
1	Caterpillar, Inc.	26
1	Cubic Corp.	14
2	Danaher Corp.	91
—	First Solar, Inc. •	9
—	Flowserve Corp.	4
9	General Electric Co.	111
7	Hino Motors Ltd.	13
1	Hochtief AG	18
1	Honeywell International, Inc.	41
1	Illinois Tool Works, Inc.	19
—	Ingersoll-Rand Co. Class A	3
1	Lockheed Martin Corp.	94
—	Parker-Hannifin Corp.	5
1	Pentair, Inc.	22
—	Precision Castparts Corp.	18
—	Raytheon Co.	16
—	Rockwell Automation, Inc.	12

		Market
Shares		Value +
	Capital Goods (continued)
8	Rolls-Royce Group plc	$40
2	Shanghai Industrial Holdings Ltd.	5
1	Siemens AG	82
—	SPX Corp.	3
—	Teledyne Technologies, Inc. •	13
1	United Technologies Corp.	37
—	Vinci S.A.	16
2	Volvo Ab Class B	7

		764

	Commercial & Professional Services — 0.0%
—	Manpower, Inc.	3

	Consumer Durables & Apparel — 0.3%
—	Adidas-Salomon AG	10
55	China Dongxiang Group Co.	16
—	CIE Financiere Richemont S.A.	4
16	Peace Mark Holdings Ltd. † ⌂	—
—	Under Armour, Inc. Class A •	5

		35

	Consumer Services — 0.8%
—	Apollo Group, Inc. Class A •	4
—	ITT Educational Services, Inc. •	13
104	NagaCorp Ltd.	12
—	Red Robin Gourmet Burgers, Inc. •	5
1	Royal Caribbean Cruises Ltd.	4
7	Shangri-La Asia Ltd.	8
10	Thomas Cook Group plc	28
1	WMS Industries, Inc. •	22

		96

	Diversified Financials — 3.6%
3	African Bank Investments Ltd.	8
2	Ameriprise Financial, Inc.	39
2	Bank of America Corp.	10
4	BM & F Bovespa S.A.	12
2	Capital One Financial Corp.	24
2	Deutsche Boerse AG	76
6	Discover Financial Services, Inc.	44
1	Goldman Sachs Group, Inc.	93
—	Groupe Bruxelles Lambert S.A.	11
1	Invesco Ltd.	9
1	JP Morgan Chase & Co.	22
3	Julius Baer Holding Ltd.	74
—	Moody’s Corp.	3
1	MSCI, Inc. •	16
2	UBS AG •	23

		464

	Energy — 11.0%
1	Baker Hughes, Inc.	26
4	BG Group plc	61
2	BP plc	13
2	BP plc ADR	80
—	Cabot Oil & Gas Corp.	13
3	Canadian Natural Resources Ltd. ADR	112
1	Canadian Oil SandsTrust	14
1	Chesapeake Energy Corp.	8
1	Chevron Corp.	43
—	ConocoPhillips Holding Co.	23
—	Consol Energy, Inc.	11
—	Devon Energy Corp.	14

The Hartford Global Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Energy (continued)
2	Enbridge Energy Management •	$52
—	EnCana Corp. ADR	19
—	Eni S.p.A. ADR	19
1	EOG Resources, Inc.	90
1	Exxon Mobil Corp.	76
1	Halliburton Co.	19
—	Hess Corp.	15
—	Husky Energy, Inc.	10
7	Lundin Petroleum Ab •	34
2	Marathon Oil Corp.	61
—	Newfield Exploration Co. •	6
1	Noble Energy, Inc.	62
5	OAO Gazprom Class S ADR	71
1	Occidental Petroleum Corp.	36
2	OMV AG	69
—	Peabody Energy Corp.	9
—	Petro-Canada	9
1	Petroleo Brasileiro S.A. ADR	23
1	Reliance Industries GDR ▪	77
1	Royal Dutch Shell plc ADR	39
1	Schlumberger Ltd.	27
1	Seadrill Ltd.	4
1	StatoilHydro ASA-ADR	15
1	Suncor Energy, Inc. ADR	19
1	Talisman Energy, Inc.	9
1	Total S.A. ADR	39
—	Transocean, Inc. •	14
—	Valero Energy Corp.	12
2	Weatherford International Ltd. •	21
1	Williams Cos., Inc.	7
—	Woodside Petroleum Ltd.	9
—	XTO Energy, Inc.	9

		1,399

	Food & Staples Retailing — 1.3%
—	Metro AG	10
1	Seven & I Holdings Co., Ltd.	16
1	Walgreen Co.	24
2	Wal-Mart Stores, Inc.	110

		160

	Food, Beverage & Tobacco — 7.6%
1	Altria Group, Inc.	20
4	British American Tobacco plc	98
—	Carlsberg A/S Class B	13
5	China Mengniu Dairy Co.	6
1	Coca-Cola Enterprises, Inc.	8
5	Cockatoo Ridge Wines	—
—	Hormel Foods Corp.	7
4	Imperial Tobacco Group plc	118
—	Japan Tobacco, Inc.	201
—	Lorillard, Inc.	5
—	Molson Coors Brewing Co.	3
6	Nestle S.A.	210
1	Pepsi Bottling Group, Inc.	11
—	PepsiCo, Inc.	15
—	Pernod-Ricard	9
2	Philip Morris International, Inc.	75
15	Premier Foods plc	7
—	Ralcorp Holdings, Inc. •	14

		Market
Shares		Value +
	Food, Beverage & Tobacco (continued)
—	Smithfield Foods, Inc. •	$6
1	Sunopta, Inc. •	3
2	Swedish Match Ab	24
1	Tyson Foods, Inc. Class A	12
5	Unilever N.V. CVA	106

		971

	Health Care Equipment & Services — 4.5%
—	Amerisource Bergen Corp.	15
—	Baxter International, Inc.	15
—	Beckman Coulter, Inc.	18
1	Cardinal Health, Inc.	24
—	Community Health Systems, Inc. •	7
1	Coventry Health Care, Inc. •	13
2	Covidien Ltd.	65
—	Eclipsys Corp. •	4
2	Health Management Associates, Inc. Class A •	3
—	Humana, Inc. •	13
2	McKesson Corp.	88
3	Medtronic, Inc.	104
2	SSL International plc	11
1	St. Jude Medical, Inc. •	28
—	Synthes, Inc.	17
5	UnitedHealth Group, Inc.	143

		568

	Household & Personal Products — 0.2%
—	Herbalife Ltd.	9
—	Reckitt Benckiser Group plc	17

		26

	Insurance — 3.6%
3	ACE Ltd.	148
3	AXA S.A.	43
1	Everest Re Group Ltd.	76
2	Hilltop Holdings, Inc. •	22
1	Marsh & McLennan Cos., Inc.	19
2	Metlife, Inc.	53
1	Paris RE Holdings Ltd.	19
1	Prudential Financial, Inc.	28
1	Travelers Cos., Inc.	54

		462

	Materials — 7.0%
1	Agrium, Inc.	41
—	Air Products and Chemicals, Inc.	20
12	AMVIG Holdings Ltd.	7
1	BHP Billiton Ltd. ADR	29
4	BHP Billiton plc	69
2	Celanese Corp.	19
13	Companhia Vale do Rio Doce ADR	182
1	CRH plc	16
1	Eurasian Natural Resources Corp.	5
1	FMC Corp.	57
—	Freeport-McMoRan Copper & Gold, Inc.	10
86	Huabao International Holdings Ltd.	55
1	Monsanto Co.	55
—	Mosaic Co.	13
23	OZ Minerals Ltd. † ⌂	2
—	Potash Corp. of Saskatchewan, Inc.	28

The Hartford Global Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
1	Potash Corp. of Saskatchewan, Inc. ADR	$38
1	Praxair, Inc.	35
5	Rexam plc	20
5	Rhodia S.A.	21
1	Rio Tinto Ltd.	36
1	Rio Tinto plc	15
1	Shin-Etsu Chemical Co., Ltd.	38
12	Sumitomo Metal Industries	23
—	Syngenta AG	20
1	Umicore	20
2	Vedanta Resources plc	17

		891

	Media — 1.8%
—	Arbitron, Inc.	2
1	Comcast Corp. Class A	13
—	DirecTV Group, Inc. •	6
—	Discovery Communications, Inc. •	4
—	DreamWorks Animation SKG, Inc. •	8
—	Elsevier N.V.	3
1	Focus Media Holding Ltd. ADR •	8
2	Informa Group plc	6
—	Marvel Entertainment, Inc. •	2
—	McGraw-Hill Cos., Inc.	6
—	News Corp. Class A	3
—	Omnicom Group, Inc.	4
5	Reed Elsevier Capital, Inc.	39
—	Regal Entertainment Group	4
—	Scripps Networks Interactive Class A	1
2	SES Global S.A.	46
1	Time Warner, Inc.	14
2	Viacom, Inc. Class B •	34
1	Vivendi S.A.	14
1	Walt Disney Co.	15

		232

	Pharmaceuticals, Biotechnology & Life Sciences — 11.3%
1	Abbott Laboratories	62
1	Amgen, Inc. •	54
1	Amylin Pharmaceuticals, Inc. •	14
1	Astellas Pharma, Inc.	42
1	AstraZeneca plc	39
1	AstraZeneca plc ADR	39
1	Bristol-Myers Squibb Co.	24
—	Celgene Corp. •	19
1	Cephalon, Inc. •	41
3	Daiichi Sankyo Co., Ltd.	63
4	Eisai Co., Ltd.	138
5	Elan Corp. plc ADR •	36
2	Eli Lilly & Co.	91
1	Forest Laboratories, Inc. •	28
1	Genentech, Inc. •	46
—	H. Lundbeck A/S	7
—	Ipsen	12
—	Johnson & Johnson	15
1	Laboratorios Almiral S.A.	6
1	Medicines Co. •	10
1	Merck & Co., Inc.	27

		Market
Shares		Value +
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
—	OSI Pharmaceuticals, Inc. •	$10
2	Pfizer, Inc.	34
1	Regeneron Pharmaceuticals, Inc. •	12
1	Sanofi-Aventis S.A.	38
1	Sanofi-Aventis S.A. ADR	38
9	Schering-Plough Corp.	150
3	Shionogi & Co., Ltd.	54
3	Teva Pharmaceutical Industries Ltd. ADR	106
1	UCB S.A.	42
—	Vertex Pharmaceuticals, Inc. •	15
1	Watson Pharmaceuticals, Inc. •	16
3	Wyeth	116

		1,444

	Real Estate — 1.7%
—	AMB Property Corp.	5
7	Brasil Brokers Participacoes •	5
1	British Land Co. plc	5
1	Brookfield Asset Management, Inc.	9
16	China Overseas Land & Investment Ltd.	21
2	China Resources Land Ltd.	2
2	DB Rreef Trust	1
—	Derwent London plc	1
—	Douglas Emmett, Inc.	1
—	Forest City Enterprises, Inc. Class A	1
4	Host Hotels & Resorts, Inc.	19
1	Kerry Properties Ltd.	1
1	Kimco Realty Corp.	10
5	Mitsubishi Estate Co., Ltd.	66
1	Mitsui Fudosan Co., Ltd.	6
—	Ntt Urban Development Corp.	1
—	Regency Centers Corp.	2
—	Simon Property Group, Inc.	3
3	Sino-Ocean Land Holdings Ltd.	1
—	Spazio Investment N.V.	—
—	Sun Hung Kai Properties Ltd.	3
—	Unibail	49
—	Vornado Realty Trust	5

		217

	Retailing — 4.1%
—	Abercrombie & Fitch Co. Class A	7
—	Advance Automotive Parts, Inc.	9
—	Aeropostale, Inc. •	9
2	American Eagle Outfitters, Inc.	15
—	AutoZone, Inc. •	58
2	Best Buy Co., Inc.	62
1	China Resources Enterprise	1
—	Dufry Group	5
6	Gap, Inc.	73
1	Hennes & Mauritz Ab	35
2	Home Depot, Inc.	52
2	Hot Topic, Inc. •	14
3	Kingfisher plc	5
1	Kohl’s Corp. •	32
1	Macy’s, Inc.	9
6	Marks & Spencer Group plc	19
—	Next plc	5

The Hartford Global Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Retailing (continued)
—	Pinault-Printemps-Redoute S.A.	$11
1	Ross Stores, Inc.	16
4	Staples, Inc.	60
—	Target Corp.	10
1	TJX Cos., Inc.	11
2	Ulta Salon, Cosmetics & Fragrances, Inc. •	9

		527

	Semiconductors & Semiconductor Equipment — 2.0%
—	Analog Devices, Inc.	6
—	Atheros Communications, Inc. •	2
2	Intel Corp.	29
1	Lam Research Corp. •	21
—	Linear Technology Corp.	10
3	Maxim Integrated Products, Inc.	40
2	ON Semiconductor Corp. •	9
—	Samsung Electronics Co., Ltd.	12
2	Skyworks Solutions, Inc. •	8
6	Taiwan Semiconductor Manufacturing Co., Ltd.	7
4	Texas Instruments, Inc.	64
3	Xilinx, Inc.	47

		255

	Software & Services — 4.8%
2	Accenture Ltd. Class A	65
—	Alliance Data Systems Corp. •	7
1	Automatic Data Processing, Inc.	51
—	BMC Software, Inc. •	9
—	CA, Inc.	4
1	DST Systems, Inc. •	21
3	Electronic Arts, Inc. •	44
1	Equinix, Inc. •	29
—	Google, Inc. •	69
—	McAfee, Inc. •	2
7	Microsoft Corp.	123
—	Nintendo Co., Ltd.	3
3	Oracle Corp. •	43
1	Red Hat, Inc. •	10
1	VeriSign, Inc. •	11
1	Visa, Inc.	38
6	Western Union Co.	84

		613

	Technology Hardware & Equipment — 3.6%
1	Apple, Inc. •	64
1	Canon, Inc.	16
1	Cisco Systems, Inc. •	15
4	Corning, Inc.	37
2	Dell, Inc. •	20
3	Hewlett-Packard Co.	98
3	Hon Hai Precision Industry Co., Ltd.	6
8	Hon Hai Precision Industry Co., Ltd. GDR ◘	30
1	Konica Minolta Holdings, Inc.	8
1	NetApp, Inc. •	11
3	Qualcomm, Inc.	96
1	Research In Motion Ltd. •	33
1	Telefonaktiebolaget LM Ericsson ADR	11
—	Western Digital Corp. •	6

		Market
Shares		Value +
	Technology Hardware & Equipment (continued)
—	Yaskawa Electric Corp.	$1

		452

	Telecommunication Services — 3.5%
—	America Movil S.A.B. de C.V. ADR	7
—	American Tower Corp. Class A •	12
—	AT&T, Inc.	3
1	Brasil Telecom S.A. ADR	15
1	Cellcom Israel Ltd.	14
1	China Mobile Ltd.	8
2	Deutsche Telekom AG	25
1	France Telecom S.A.	28
—	Koninklijke (Royal) KPN N.V.	1
1	Millicom International Cellular S.A.	33
2	Mobile Telesystems OJSC ADR	43
3	MTN Group Ltd.	30
1	NII Holdings, Inc. Class B •	23
1	P.T. Telekomunikasi Indonesia ADR	13
1	Partner Communications Co., Ltd. ADR	16
2	Qwest Communications International, Inc.	7
1	Tele Norte Leste Participacoes S.A. ADR	8
—	Telecom de Argentina ADR •	4
34	Telecom Italia S.p.A.	33
1	Telefonica S.A.	19
1	Telefonica S.A. ADR	34
—	Telus Corp.	5
4	Turkcell Iletisim Hizmetleri AS ADR	59
1	TW Telecom, Inc. •	9

		449

	Transportation — 3.3%
2	Abertis Infraestructuras S.A.	25
1	C.H. Robinson Worldwide, Inc.	65
7	Covenant Transport •	13
2	Delta Air Lines, Inc. •	10
2	easyJet plc •	8
2	FedEx Corp.	93
1	Forward Air Corp.	26
2	Hub Group, Inc. •	35
—	Iino Kaiun Kaisha Ltd.	2
1	J.B. Hunt Transport Services, Inc.	13
—	Japan Airport Terminal	3
3	JetBlue Airways Corp. •	18
1	Kuehne & Nagel International AG	41
10	Neptune Orient Lines Ltd.	7
4	Orient Overseas International Ltd.	8
13	PLUS Expressways Berhad	11
—	Ryanair Holdings plc ADR •	7
2	Saia, Inc. •	25
—	Sumitomo Warehouse	1
2	US Airways Group, Inc. •	12

		423

	Utilities — 4.9%
—	CenterPoint Energy, Inc.	4
—	CMS Energy Corp.	3
1	Companhia Energetica de Minas Gerais ADR	14
—	DPL, Inc.	5

The Hartford Global Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
3	E.On AG	$110
—	Electricite de France	6
—	Endesa S.A.	12
43	Energy Development Corp.	2
—	Equitable Resources, Inc.	14
2	Exelon Corp.	118
1	FirstEnergy Corp.	56
1	Fortum Corp.	14
—	FPL Group, Inc.	5
1	Gaz de France	52
1	International Power plc	5
1	N.V. Energy, Inc.	9
6	National Grid plc	53
1	Northeast Utilities	19
—	PPL Corp.	7
—	Progress Energy, Inc.	3
—	Questar Corp.	12
—	Southern Co.	8
9	Tokyo Gas Co., Ltd.	45
—	UniSource Energy Corp.	14
—	Wisconsin Energy Corp.	6
1	Xcel Energy, Inc.	14
25	YTL Power International Berhad	13

		623

	Total common stock (Cost $17,770)	$12,153

WARRANTS — 0.2%
	Energy — 0.1%
—	Deutsche — CW17 Oil & Natural Gas Corp. ⌂	$4

	Telecommunication Services — 0.1%
1	Citigroup Global Certificate — Bharti Televentures ⌂	13
—	JP Morgan International. Deriv. - Bharti Airtel Ltd. ⌂	3

		16

	Total warrants (Cost $29)	$20

EXCHANGE TRADED FUNDS — 1.1%
	Diversified Financials — 1.1%
1	iShares Goldman Sachs Tech I Index Fund	$23
3	iShares MSCI EAFE Index Fund	119

	Total exchange traded funds (Cost $148)	$142

PREFERRED STOCK — 0.3%
	Banks — 0.2%
3	Banco Itau Holding	$29

	Telecommunication Services — 0.1%
1	Telemar Norte Leste S.A.	14

	Total preferred stock (Cost $84)	$43

Principal
Amount
CORPORATE BONDS: INVESTMENT GRADE — 0.0%
	Finance — 0.0%
	Kimco Realty Corp.
$2	5.70%, 05/01/2017	$1

Principal			Market
Amount			Value +
	Finance (continued)
	Simon Property Group L.P.
$1	6.13%, 05/30/2018		$1
	Vornado Realty Trust
1	2.85%, 04/01/2027 ۞		1

	Total corporate bonds: investment grade (Cost $3)		$3

	Total long-term investments (Cost $18,034)		$12,361

SHORT-TERM INVESTMENTS — 2.7%
	Repurchase Agreements — 2.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $1)
$1	0.25% dated 01/30/2009		$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $136, collateralized by GNMA 6.00%, 2038, value of $138)
136	0.28% dated 01/30/2009		136
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $82, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $84)
82	0.29% dated 01/30/2009		82
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $105, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $108)
105	0.28% dated 01/30/2009		105
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $22, collateralized by U.S. Treasury Note 6.00%, 2009, value of $23)
22	0.27% dated 01/30/2009		22

	Total short-term investments (Cost $346)		$346

	Total investments (Cost $18,380) ▲	99.7%	$12,707
	Other assets and liabilities	0.3%	33

	Total net assets	100.0%	$12,740

The Hartford Global Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 46.10% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $18,567 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$116
Unrealized Depreciation	(5,976)

Net Unrealized Depreciation	$(5,860)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $2, which represents 0.02% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $77, which represents 0.60% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2009, the market value of these securities amounted to $30 or 0.24% of net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
02/2008 - 01/2009	1	Citigroup Global Certificate — Bharti Televentures — 144A	$19
06/2008 - 07/2008	—	Deutsche — CW17 Oil & Natural Gas Corp. — 144A	7
01/2009	—	JP Morgan International. Deriv. — Bharti Airtel Ltd.	3
02/2008 - 11/2008	23	OZ Minerals Ltd.	63
02/2008 - 05/2008	16	Peace Mark Holdings Ltd.	17
     The aggregate value of these securities at January 31, 2009 was $22 which represents 0.17% of total net assets.
     Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
90 Day Euro	2	Long	Mar 2009	$(4)

*	The number of contracts does not omit 000’s.
     Cash of $10 was pledged as initial margin deposit for open futures contracts at January 31,2009.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Australian Dollar (Buy)	$36	$38	02/02/09	$(2)
Australian Dollar (Buy)	1	1	03/06/09	—
British Pound (Buy)	14	14	02/02/09	—
British Pound (Sell)	24	24	02/02/09	—
British Pound (Buy)	7	7	02/03/09	—
British Pound (Buy)	1	1	03/06/09	—
British Pound (Sell)	4	4	03/06/09	—
Canadian Dollar (Buy)	8	8	02/02/09	—
Danish Krone (Buy)	2	2	02/02/09	—
Euro (Buy)	6	6	02/02/09	—
Euro (Sell)	5	5	02/02/09	—
Euro (Buy)	7	7	02/03/09	—
Euro (Buy)	1	1	02/04/09	—
Euro (Sell)	5	5	02/04/09	—
Euro (Sell)	1	1	04/07/09	—
Hong Kong Dollar (Buy)	13	13	02/02/09	—
Hong Kong Dollar (Sell)	23	23	02/02/09	—
Japanese Yen (Buy)	15	15	02/02/09	—
Japanese Yen (Sell)	26	26	02/03/09	—
Japanese Yen (Buy)	20	20	02/04/09	—
Japanese Yen (Buy)	2	2	04/07/09	—
Norwegian Krone (Buy)	5	5	02/02/09	—
Singapore Dollar (Buy)	6	6	02/02/09	—
Singapore Dollar (Buy)	8	8	02/03/09	—
South African Rand (Sell)	5	5	02/05/09	—
Swedish Krona (Sell)	24	24	02/03/09	—
Swedish Krona (Sell)	3	3	02/04/09	—
Swiss Franc (Buy)	4	4	02/02/09	—
Swiss Franc (Sell)	7	7	02/02/09	—

				$(2)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2009

Percentage of
Country	Net Assets
Australia	0.6%
Austria	0.5
Belgium	0.6
Brazil	2.9
Canada	4.3
China	0.2
Denmark	0.5
Finland	0.1
France	4.2
Germany	2.7
Hong Kong	1.1
India	1.0
Indonesia	0.1
Ireland	0.4
Israel	1.0
Italy	0.6
Japan	7.0
Luxembourg	0.7
Malaysia	0.2
Netherlands	0.8
Norway	0.5
Russia	0.9
Singapore	0.6
South Africa	0.2
South Korea	0.1
Spain	0.8
Sweden	1.0
Switzerland	3.2
Taiwan	0.2
Thailand	0.4
Turkey	0.5
United Kingdom	7.5
United States	51.6
Short-Term Investments	2.7
Other Assets and Liabilities	0.3

Total	100.0%

The Hartford Global Financial Services Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 93.7%
	Brazil — 4.0%
111	Banco do Estado do Rio Grande do Sul S.A.	$260
38	Banco Itau Holding Financeira S.A. ADR	381

		641

	Canada — 12.7%
32	Bank of Nova Scotia	786
57	First National Financial, Inc.	455
3	Gluskin Sheff Associates, Inc.	24
23	Toronto-Dominion Bank ADR	738

		2,003

	Denmark — 4.5%
5	Gronlandsbanken (the Bank of Greenland)	266
33	Sydbank A/S	439

		705

	France — 7.1%
22	AXA S.A.	340
9	BNP Paribas	341
11	Societe Generale Class A	439

		1,120

	Germany — 4.6%
15	Deutsche Boerse AG	730

	Norway — 4.8%
173	DNB Nor ASA	587
43	Sparebanken Midt-Norge	169

		756

	Singapore — 4.1%
113	DBS Group Holdings Ltd.	652

	Switzerland — 5.4%
20	Julius Baer Holding Ltd.	602
17	Paris RE Holdings Ltd.	255

		857

	Thailand — 4.4%
334	Bangkok Bank plc	701

	United Kingdom — 3.7%
47	Standard Chartered plc	591

	United States — 38.4%
23	ACE Ltd.	987
17	Capital One Financial Corp.	273
156	Citizens Republic Bancorp, Inc.	180
81	Discover Financial Services, Inc.	581
11	Everest Re Group Ltd.	680
10	Goldman Sachs Group, Inc.	828
28	Hilltop Holdings, Inc. •	277
12	JP Morgan Chase & Co.	311
25	Metlife, Inc.	721
7	PNC Financial Services Group, Inc.	241
46	Popular, Inc.	125
20	Travelers Cos., Inc.	761
57	Washington Mutual, Inc. Private Placement † ⌂	2

		Market
Shares		Value +
	United States (continued)
27	Webster Financial Corp.	$114

		6,081

	Total common stock (Cost $25,160)	$14,837

WARRANTS — 0.0%
	United States — 0.0%
7	Washington Mutual, Inc. Private Placement † ⌂	$—

	Total warrants (Cost $ –)	$—

PREFERRED STOCK — 2.9%
	Brazil — 2.9%
45	Banco Itau Holding	$456

	Total preferred stock (Cost $905)	$456

	Total long-term investments (Cost $26,065)	$15,293

Principal
Amount
SHORT-TERM INVESTMENTS — 5.3%
	Repurchase Agreements — 5.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $1)
$1	0.25% dated 01/30/2009		$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $332, collateralized by GNMA 6.00%, 2038, value of $339)
332	0.28% dated 01/30/2009		332
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $201, collateralized by FNMA 5.00% — 7.00%, 2023 — 2039, GNMA 7.00%, 2038, value of $204)
201	0.29% dated 01/30/2009		201
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $258, collateralized by FNMA 5.00% — 6.00%, 2035 — 2038, value of $263)
258	0.28% dated 01/30/2009		258
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $55, collateralized by U.S. Treasury Note 6.00%, 2009, value of $56)
55	0.27% dated 01/30/2009		55

	Total short-term investments (Cost $847)		$847

	Total investments (Cost $26,912) ▲	101.9%	$16,140
	Other assets and liabilities	(1.9)%	(304)

	Total net assets	100.0%	$15,836

The Hartford Global Financial Services Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 58.17% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $27,527 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$233
Unrealized Depreciation	(11,620)

Net Unrealized Depreciation	$(11,387)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $2, which represents 0.01% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis

04/2008	7	Washington Mutual, Inc. Private Placement Warrants	$—
04/2008	57	Washington Mutual, Inc. Private Placement	500
The aggregate value of these securities at January 31, 2009 was $2 which represents 0.01% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Singapore Dollar (Buy)	$75	$76	02/02/09	$(1)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2009

Percentage of
Industry	Net Assets
Asset Management & Custody Banks	3.9%
Consumer Finance	5.4
Diversified Banks	40.3
Investment Banking & Brokerage	5.2
Life & Health Insurance	4.6
Multi-line Insurance	2.1
Other Diversified Financial Services	2.0
Property & Casualty Insurance	12.8
Regional Banks	6.9
Reinsurance	5.9
Specialized Finance	4.6
Thrifts & Mortgage Finance	2.9
Short-Term Investments	5.3
Other Assets and Liabilities	(1.9)

Total	100.0%

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.9%
	Banks — 3.2%
198	Banco Itau Holding Financeira S.A. ADR	$1,990
121	National Bank of Greece	2,018
51	Societe Generale Class A	2,113
263	Standard Chartered plc	3,326
122	Wells Fargo & Co.	2,308

		11,755

	Capital Goods — 9.6%
74	Alstom RGPT	3,570
75	Danaher Corp.	4,195
74	Deere & Co.	2,585
62	General Dynamics Corp.	3,506
79	Illinois Tool Works, Inc.	2,580
75	Lockheed Martin Corp.	6,178
57	Siemens AG	3,199
140	Sunpower Corp. •	4,712
95	Vestas Wind Systems A/S •	4,599

		35,124

	Consumer Services — 1.2%
521	Las Vegas Sands Corp. •	2,682
235	Royal Caribbean Cruises Ltd.	1,525

		4,207

	Diversified Financials — 3.2%
73	Goldman Sachs Group, Inc.	5,861
85	JP Morgan Chase & Co.	2,168
120	Julius Baer Holding Ltd.	3,550

		11,579

	Energy — 9.3%
206	BG Group plc	2,823
104	Canadian Natural Resources Ltd.	3,730
100	Hess Corp.	5,556
116	Schlumberger Ltd.	4,750
439	Seadrill Ltd.	3,641
76	Total S.A.	3,772
102	Ultra Petroleum Corp. •	3,637
158	XTO Energy, Inc.	5,871

		33,780

	Food, Beverage & Tobacco — 6.0%
216	British American Tobacco plc	5,927
56	Carlsberg A/S Class B	1,864
113	Groupe Danone	5,801
238	Nestle S.A.	8,228

		21,820

	Health Care Equipment & Services — 4.2%
115	Fresenius Medical Care AG & Co.	5,159
16	Intuitive Surgical, Inc. •	1,662
180	St. Jude Medical, Inc. •	6,546
65	UnitedHealth Group, Inc.	1,853

		15,220

	Household & Personal Products — 2.7%
80	Clorox Co.	4,002
147	Reckitt Benckiser Group plc	5,673

		9,675

	Insurance — 2.4%
30	Muenchener Rueckversicherungs-Gesellschaft AG	3,943
610	Ping An Insurance (Group) Co.	2,642

		Market
Shares		Value +
	Insurance (continued)
82	Prudential Financial, Inc.	$2,104

		8,689

	Materials — 6.9%
477	BHP Billiton plc	7,975
91	Monsanto Co.	6,906
62	Potash Corp. of Saskatchewan, Inc.	4,634
60	Praxair, Inc.	3,754
41	Shin-Etsu Chemical Co., Ltd.	1,914

		25,183

	Media — 1.4%
358	Comcast Corp. Class A	5,246

	Pharmaceuticals, Biotechnology & Life Sciences — 17.4%
108	Abbott Laboratories	5,982
155	Allergan, Inc.	5,924
114	Amgen, Inc. •	6,236
67	Celgene Corp. •	3,563
281	CSL Ltd.	6,636
218	Daiichi Sankyo Co., Ltd.	4,902
112	Gilead Sciences, Inc. •	5,671
57	Roche Holding AG	8,036
202	Teva Pharmaceutical Industries Ltd. ADR	8,369
187	Wyeth	8,014

		63,333

	Retailing — 2.1%
71	Best Buy Co., Inc.	1,989
50	Industria de Diseno Textil S.A.	1,902
46	Kohl’s Corp. •	1,696
554	Li & Fung Ltd.	1,102
50	Lowe’s Co., Inc.	921

		7,610

	Semiconductors & Semiconductor Equipment — 0.7%
175	Altera Corp.	2,692

	Software & Services — 9.8%
288	Electronic Arts, Inc. •	4,441
24	Google, Inc. •	8,057
21	Nintendo Co., Ltd.	6,386
547	Oracle Corp. •	9,213
106	Visa, Inc.	5,236
183	Western Union Co.	2,501

		35,834

	Technology Hardware & Equipment — 6.6%
60	Apple, Inc. •	5,372
349	Cisco Systems, Inc. •	5,229
151	Hewlett-Packard Co.	5,251
221	NetApp, Inc. •	3,277
91	Research In Motion Ltd. •	5,036

		24,165

	Telecommunication Services — 9.5%
268	American Tower Corp. Class A •	8,131
772	MetroPCS Communications, Inc. •	10,490
104	Millicom International Cellular S.A.	4,077
257	Softbank Corp.	3,974
363	Telefonica S.A.	6,441
226	Vimpel-Communications ADR	1,377

		34,490

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation — 0.7%
53	FedEx Corp.	$2,674

	Total common stock (Cost $465,555)	$353,076

Principal
Amount
SHORT-TERM INVESTMENTS — 3.2%
	Repurchase Agreements — 3.2%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $16, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $16)
$16	0.25% dated 01/30/2009		$16
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $4,567, collateralized by GNMA 6.00%, 2038, value of $4,659)
4,567	0.28% dated 01/30/2009		4,567
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,755, collateralized by FNMA 5.00% — 7.00%, 2023 — 2039, GNMA 7.00%, 2038, value of $2,811)
2,755	0.29% dated 01/30/2009		2,755
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,548, collateralized by FNMA 5.00% — 6.00%, 2035 — 2038, value of $3,619)
3,548	0.28% dated 01/30/2009		3,548
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $755, collateralized by U.S. Treasury Note 6.00%, 2009, value of $770)
755	0.27% dated 01/30/2009		755

	Total short-term investments (Cost $11,641)		$11,641

	Total investments (Cost $477,196) ▲	100.1%	$364,717
	Other assets and liabilities	(0.1)%	(481)

	Total net assets	100.0%	$364,236

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 41.27% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $483,203 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,236
Unrealized Depreciation	(126,722)

Net Unrealized Depreciation	$(118,486)

• Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Danish Krone (Sell)	$555	$555	02/04/09	$—
Hong Kong Dollar (Buy)	598	598	02/02/09	—

Hong Kong Dollar (Buy)	317	317	02/03/09	—

				$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2009

Percentage of
Country	Net Assets
Australia	1.8
Brazil	0.5
Canada	3.7
China	0.7
Denmark	1.8
France	4.3
Germany	3.4
Greece	0.6
Hong Kong	0.3
Israel	2.3
Japan	4.8
Luxembourg	1.1
Norway	1.0
Russia	0.4
Spain	2.3
Switzerland	5.5
United Kingdom	7.1
United States	55.3
Short-Term Investments	3.2
Other Assets and Liabilities	(0.1)

Total	100.0%

The Hartford Global Health Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 100.2%
	Biotechnology — 22.8%
344	3SBio, Inc. ADR •	$1,832
623	Amgen, Inc. •	34,177
599	Amylin Pharmaceuticals, Inc. •	6,922
1,065	Celera Corp. •	8,985
217	Celgene Corp. •	11,485
94	Cephalon, Inc. •	7,259
218	Cougar Biotechnology, Inc. •	6,361
989	Cytokinetics, Inc. •	2,097
246	Genentech, Inc. •	19,944
1,151	Human Genome Sciences, Inc. •	2,083
1,594	Incyte Corp. •	4,670
849	Progenics Pharmaceuticals, Inc. •	6,187
319	Regeneron Pharmaceuticals, Inc. •	5,583
476	Seattle Genetics, Inc. •	4,804
287	Vertex Pharmaceuticals, Inc. •	9,472

		131,861

	Drug Retail — 2.0%
429	Walgreen Co.	11,762

	Health Care Distributors — 6.5%
197	Amerisource Bergen Corp.	7,148
297	Cardinal Health, Inc.	11,178
433	McKesson Corp.	19,156

		37,482

	Health Care Equipment — 20.6%
370	Baxter International, Inc.	21,720
208	Beckman Coulter, Inc.	10,347
311	China Medical Technologies, Inc. ADR	4,766
527	Covidien Ltd.	20,217
172	DiaSorin S.p.A.	3,115
825	Medtronic, Inc.	27,612
330	St. Jude Medical, Inc. •	12,013
399	Symmetry Medical, Inc. •	2,733
60	Synthes, Inc.	7,284
733	Volcano Corp. •	9,576

		119,383

	Health Care Facilities — 1.1%
236	Community Health Systems, Inc. •	4,392
1,250	Health Management Associates, Inc. Class A •	1,987

		6,379

	Health Care Supplies — 0.5%
122	Inverness Medical Innovation, Inc. •	2,980

	Health Care Technology — 0.3%
216	Eclipsys Corp. •	1,891

	Managed Health Care — 10.5%
700	Coventry Health Care, Inc. •	10,594
321	Health Net, Inc. •	4,690
366	Humana, Inc. •	13,874
1,119	UnitedHealth Group, Inc.	31,714

		60,872

	Pharmaceuticals — 35.9%
159	Abbott Laboratories	8,787
378	Astellas Pharma, Inc.	14,293
175	AstraZeneca plc ADR	6,739
713	Daiichi Sankyo Co., Ltd.	16,001

			Market
Shares			Value +
	Pharmaceuticals (continued)
467	Eisai Co., Ltd.		$17,058
1,012	Elan Corp. plc ADR •		7,319
182	Eli Lilly & Co.		6,690
462	Forest Laboratories, Inc. •		11,573
182	H. Lundbeck A/S		3,775
121	Ipsen		4,723
228	Laboratorios Almiral S.A.		1,894
386	Medicines Co. •		4,940
370	Pfizer, Inc.		5,390
320	Sanofi-Aventis S.A. ADR		9,012
1,454	Schering-Plough Corp.		25,529
1,055	Shionogi & Co., Ltd.		22,605
474	Teva Pharmaceutical Industries Ltd. ADR		19,661
354	UCB S.A.		11,000
264	Wyeth		11,327

			208,316

	Total common stock (Cost $731,212)		$580,926

	Total long-term investments (Cost $731,212)		$580,926

	Total investments (Cost $731,212) ▲	100.2%	$580,926
	Other assets and liabilities	(0.2)%	(1,177)

	Total net assets	100.0%	$579,749

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 25.24% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $740,023 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,544
Unrealized Depreciation	(173,641)

Net Unrealized Depreciation	$(159,097)

• Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$801	$828	02/02/09	$27
Euro (Sell)	41	42	02/03/09	1
Euro (Sell)	848	848	02/04/09	—

				$28

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Global Health Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Diversification by Country
as of January 31, 2009

Percentage of
Country	Net Assets
Belgium	1.9%
China	0.3
Denmark	0.6
France	2.4
Ireland	1.3
Israel	3.4
Italy	0.5
Japan	12.1
Spain	0.3
Switzerland	1.3
United Kingdom	1.2
United States	74.9
Other Assets and Liabilities	(0.2)

Total	100.0%

The Hartford Global Technology Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.0%
	Communications Equipment — 16.3%
46	Cisco Systems, Inc. •	$683
65	Corning, Inc.	658
67	Qualcomm, Inc.	2,308
22	Research In Motion Ltd. •	1,202
62	Telefonaktiebolaget LM Ericsson ADR	499

		5,350

	Computer Hardware — 15.5%
19	Apple, Inc. •	1,672
101	Dell, Inc. •	960
71	Hewlett-Packard Co.	2,453

		5,085

	Computer Storage & Peripherals — 2.4%
34	NetApp, Inc. •	506
18	Western Digital Corp. •	267

		773

	Data Processing & Outsourced Services — 11.5%
7	Alliance Data Systems Corp. •	299
23	Automatic Data Processing, Inc.	836
12	DST Systems, Inc. •	372
12	Visa, Inc.	602
120	Western Union Co.	1,640

		3,749

	Education Services — 2.2%
2	Apollo Group, Inc. Class A •	194
4	ITT Educational Services, Inc. •	527

		721

	Electrical Components & Equipment — 1.1%
3	First Solar, Inc. •	371

	Electronic Manufacturing Services — 0.8%
154	Hon Hai Precision Industry Co., Ltd.	272

	Home Entertainment Software — 2.0%
34	Electronic Arts, Inc. •	517
—	Nintendo Co., Ltd.	124

		641

	Human Resource & Employment Services — 0.6%
7	Manpower, Inc.	199

	Internet Software & Services — 7.9%
9	Equinix, Inc. •	456
5	Google, Inc. •	1,617
26	VeriSign, Inc. •	502

		2,575

	IT Consulting & Other Services — 4.2%
43	Accenture Ltd. Class A	1,370

	Semiconductor Equipment — 1.5%
24	Lam Research Corp. •	479

	Semiconductors — 20.5%
15	Analog Devices, Inc.	290
21	Atheros Communications, Inc. •	251
104	Intel Corp.	1,340
20	Linear Technology Corp.	459
48	Maxim Integrated Products, Inc.	638
115	ON Semiconductor Corp. •	480
1	Samsung Electronics Co., Ltd.	508

		Market
Shares		Value +
	Semiconductors (continued)
89	Skyworks Solutions, Inc. •	$386
280	Taiwan Semiconductor Manufacturing Co., Ltd.	344
90	Texas Instruments, Inc.	1,342
40	Xilinx, Inc.	674

		6,712

	Systems Software — 9.5%
17	BMC Software, Inc. •	428
10	CA, Inc.	178
6	McAfee, Inc. •	182
108	Oracle Corp. •	1,809
34	Red Hat, Inc. •	504

		3,101

	Total common stock (Cost $38,921)	$31,398

Principal
Amount
SHORT-TERM INVESTMENTS — 13.3%
	Repurchase Agreements — 13.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $6, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $6)
$6	0.25% dated 01/30/2009	$6
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,706, collateralized by GNMA 6.00%, 2038, value of $1,740)
1,706	0.28% dated 01/30/2009	1,706
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,029, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $1,050)
1,029	0.29% dated 01/30/2009	1,029
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,325, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $1,352)
1,325	0.28% dated 01/30/2009	1,325
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $282, collateralized by U.S. Treasury Note 6.00%, 2009, value of $288)
282	0.27% dated 01/30/2009	282

	Total short-term investments (Cost $4,348)	$4,348

Total investments (Cost $43,269) ▲	109.3%	$35,746
Other assets and liabilities	(9.3)%	(3,029)

Total net assets	100.0%	$32,717

The Hartford Global Technology Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.01% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $45,255 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$419
Unrealized Depreciation	(9,928)

Net Unrealized Depreciation	$(9,509)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)

Japanese Yen (Buy)	$69	$69	02/02/09	$—

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Country
as of January 31, 2009

Percentage of
Country	Net Assets
Canada	3.7
Japan	0.4
South Korea	1.5
Sweden	1.5
Taiwan	1.8
United States	87.1
Short-Term Investments	13.3
Other Assets and Liabilities	(9.3)

Total	100.0%

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 99.3%
EQUITY FUNDS — 78.6%
4,708	The Hartford Capital Appreciation Fund, Class Y	$100,327
97	The Hartford Capital Appreciation II Fund, Class Y •	773
2,091	The Hartford Disciplined Equity Fund, Class Y	18,209
1,316	The Hartford Dividend and Growth Fund, Class Y	17,165
1,789	The Hartford Equity Income Fund, Class Y	15,686
632	The Hartford Fundamental Growth Fund, Class Y •	4,356
3,471	The Hartford Global Growth Fund, Class Y •	34,573
1,480	The Hartford Growth Fund, Class Y •	16,167
1,636	The Hartford Growth Opportunities Fund, Class Y •	27,992
2,112	The Hartford International Opportunities Fund, Class Y	19,433
2,982	The Hartford International Small Company Fund, Class Y	22,008
55	The Hartford LargeCap Growth Fund, Class Y	311
161	Hartford MidCap Fund, Class Y •	2,293
1,465	The Hartford Select MidCap Value Fund, Class Y	8,364
3,769	The Hartford Select SmallCap Value Fund, Class Y	22,880
1,672	The Hartford Small Company Fund, Class Y •	20,251
6	Hartford SmallCap Growth Fund, Class Class Y •	101
9,908	The Hartford Value Fund, Class Y	74,308

	Total equity funds (Cost $680,016)	$405,197

FIXED INCOME FUNDS — 20.7%
2,243	The Hartford Inflation Plus Fund, Class Class Y	$23,503
1,784	The Hartford Short Duration Fund, Class Y	16,248
7,064	The Hartford Total Return Bond Fund, Class Y	66,759

	Total fixed income funds (Cost $115,798)	$106,510

	Total investments in affiliated investment companies (Cost $795,814)	$511,707

EXCHANGE TRADED FUNDS — 0.8%
127	SPDR DJ Wilshire International Real Estate ETF	$2,997
30	SPDR DJ Wilshire REIT ETF	1,011

	Total investments in exchange traded funds (Cost $8,084)	$4,008

Total investments (Cost $803,898) ▲	100.1%	$515,715
Other assets and liabilities	(0.1)%	(264)

Total net assets	100.0%	$515,451

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $804,450 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28
Unrealized Depreciation	(288,763)

Net Unrealized Depreciation	$(288,735)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.0%
	Capital Goods — 15.8%
421	ABB Ltd. ADR	$5,497
184	Caterpillar, Inc.	5,686
253	Cummins, Inc.	6,061
290	Deere & Co.	10,060
111	Eaton Corp.	4,899
37	Emerson Electric Co.	1,207
134	General Dynamics Corp.	7,581
276	Honeywell International, Inc.	9,069
166	Illinois Tool Works, Inc.	5,429
160	Lockheed Martin Corp.	13,098
154	Precision Castparts Corp.	9,986
241	Raytheon Co.	12,180
64	Siemens AG ADR	3,582

		94,335

	Consumer Durables & Apparel — 0.9%
121	NIKE, Inc. Class B	5,488

	Consumer Services — 2.0%
149	Apollo Group, Inc. Class A •	12,107

	Diversified Financials — 4.6%
192	Goldman Sachs Group, Inc.	15,527
371	Moody’s Corp.	7,954
169	State Street Corp.	3,941

		27,422

	Energy — 8.9%
111	Cameco Corp.	1,830
50	EOG Resources, Inc.	3,416
458	Halliburton Co.	7,908
106	Hess Corp.	5,890
114	National Oilwell Varco, Inc. •	3,008
163	Occidental Petroleum Corp.	8,870
110	Petroleo Brasileiro S.A. ADR	2,879
250	Schlumberger Ltd.	10,216
107	Transocean, Inc. •	5,835
83	Ultra Petroleum Corp. •	2,959

		52,811

	Food & Staples Retailing — 1.3%
440	Supervalu, Inc.	7,710

	Food, Beverage & Tobacco — 2.9%
371	Nestle S.A.	12,834
83	PepsiCo, Inc.	4,184

		17,018

	Health Care Equipment & Services — 8.9%
319	Covidien Ltd.	12,244
244	McKesson Corp.	10,790
306	Medtronic, Inc.	10,254
255	St. Jude Medical, Inc. •	9,280
375	UnitedHealth Group, Inc.	10,632

		53,200

	Insurance — 3.1%
184	AON Corp.	6,819
395	Marsh & McLennan Cos., Inc.	7,629
137	Metlife, Inc.	3,942

		18,390

		Market
Shares		Value +
	Materials — 1.5%
116	Monsanto Co.	$8,810

	Media — 1.1%
447	Viacom, Inc. Class B •	6,597

	Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
315	Abbott Laboratories	17,475
111	Genzyme Corp. •	7,677
263	Teva Pharmaceutical Industries Ltd. ADR	10,890

		36,042

	Retailing — 5.4%
131	Kohl’s Corp. •	4,804
557	Staples, Inc.	8,884
256	Target Corp.	7,973
532	TJX Cos., Inc.	10,325

		31,986

	Semiconductors & Semiconductor Equipment — 1.9%
485	Altera Corp.	7,465
185	Analog Devices, Inc.	3,694

		11,159

	Software & Services — 21.7%
298	Accenture Ltd. Class A	9,417
136	Automatic Data Processing, Inc.	4,939
307	BMC Software, Inc. •	7,787
389	Electronic Arts, Inc. •	6,001
48	Google, Inc. •	16,175
247	McAfee, Inc. •	7,519
1,169	Microsoft Corp.	19,984
25	Nintendo Co., Ltd.	7,682
1,339	Oracle Corp. •	22,535
241	VeriSign, Inc. •	4,658
166	Visa, Inc.	8,173
1,066	Western Union Co.	14,563

		129,433

	Technology Hardware & Equipment — 11.6%
68	Apple, Inc. •	6,095
964	Cisco Systems, Inc. •	14,434
400	Hewlett-Packard Co.	13,901
109	International Business Machines Corp.	9,997
562	NetApp, Inc. •	8,334
362	Qualcomm, Inc.	12,493
66	Research In Motion Ltd. •	3,675

		68,929

	Telecommunication Services — 1.1%
507	MetroPCS Communications, Inc. •	6,888

	Transportation — 0.3%
45	Norfolk Southern Corp.	1,736

	Total common stock (Cost $791,797)	$590,061

The Hartford Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
SHORT-TERM INVESTMENTS — 1.9%
	Repurchase Agreements — 1.9%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $15, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $15)
$15	0.25% dated 01/30/2009	$15
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $4,436, collateralized by GNMA 6.00%, 2038, value of $4,525)
4,436	0.28% dated 01/30/2009	4,436
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,677, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $2,730)
2,677	0.29% dated 01/30/2009	2,677
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,446, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $3,515)
3,446	0.28% dated 01/30/2009	3,446
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $733, collateralized by U.S. Treasury Note 6.00%, 2009, value of $748)
733	0.27% dated 01/30/2009	733

	Total short-term investments (Cost $11,307)	$11,307

Total investments (Cost $803,104) ▲	100.9%	$601,368
Other assets and liabilities	(0.9)%	(5,644)

Total net assets	100.0%	$595,724

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.20% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $809,060 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,284
Unrealized Depreciation	(215,976)

Net Unrealized Depreciation	$(207,692)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.9%
	Banks — 0.3%
172	PNC Financial Services Group, Inc.	$5,580

	Capital Goods — 10.9%
1,089	Aecom Technology Corp.•	27,573
125	First Solar, Inc.•	17,807
1,990	General Electric Co.	24,144
677	Honeywell International, Inc.	22,206
552	Illinois Tool Works, Inc.	18,041
842	Pall Corp.	21,938
297	Precision Castparts Corp.	19,303
484	Raytheon Co.	24,515
1,914	Rolls-Royce Group plc	9,135
329	Vestas Wind Systems A/S•	15,839

		200,501

	Commercial & Professional Services — 3.7%
1,189	Covanta Holding Corp.•	20,565
972	Republic Services, Inc.	25,141
962	Tetra Tech, Inc.•	22,342

		68,048

	Consumer Durables & Apparel — 1.6%
1,349	Jarden Corp.•	14,070
539	Snap-On, Inc.	16,279

		30,349

	Consumer Services — 1.7%
246	Apollo Group, Inc. Class A•	20,006
2,191	Las Vegas Sands Corp.•	11,283

		31,289

	Diversified Financials — 3.4%
299	Deutsche Boerse AG	15,044
398	Goldman Sachs Group, Inc.	32,147
477	Nasdaq Stock Market, Inc.•	10,415
481	Polaris Acquisition Corp.•	4,476

		62,082

	Energy — 6.3%
394	Consol Energy, Inc.	10,732
261	EOG Resources, Inc.	17,654
514	Forest Oil Corp.•	7,713
324	Occidental Petroleum Corp.	17,696
404	Smith International, Inc.	9,173
338	Transocean, Inc.•	18,445
386	Ultra Petroleum Corp.•	13,813
573	XTO Energy, Inc.	21,241

		116,467

	Food & Staples Retailing — 0.8%
812	Supervalu, Inc.	14,235

	Food, Beverage & Tobacco — 1.4%
324	Fomento Economico Mexicano S.A.B. De C.V. ADR	9,126
500	Nestle S.A.	17,280

		26,406

	Health Care Equipment & Services — 10.5%
498	Amerisource Bergen Corp.	18,095
700	Cardinal Health, Inc.	26,363
671	Covidien Ltd.	25,715
989	McKesson Corp.	43,731
589	Medtronic, Inc.	19,729
657	St. Jude Medical, Inc.•	23,888

		Market
Shares		Value +
	Health Care Equipment & Services (continued)
482	UnitedHealth Group, Inc.	$13,646
614	Varian Medical Systems, Inc.•	22,790

		193,957

	Household & Personal Products — 2.2%
410	Clorox Co.	20,566
518	Reckitt Benckiser Group plc	19,958

		40,524

	Insurance — 5.5%
547	ACE Ltd.	23,899
475	AON Corp.	17,584
1,471	Marsh & McLennan Cos., Inc.	28,433
92	Muenchener Rueckversicherungs-Gesellschaft AG	12,212
485	Travelers Cos., Inc.	18,740

		100,868

	Materials — 3.3%
1,185	Companhia Vale do Rio Doce ADR	16,716
745	FMC Corp.	33,262
119	Monsanto Co.	9,059
21	Potash Corp. of Saskatchewan, Inc.	1,575

		60,612

	Media — 2.1%
1,049	Cablevision Systems Corp.	16,820
675	DreamWorks Animation SKG, Inc.•	14,805
886	Focus Media Holding Ltd. ADR•	6,539

		38,164

	Pharmaceuticals, Biotechnology & Life Sciences — 15.7%
690	Abbott Laboratories	38,231
607	Alkermes, Inc.•	6,963
453	Amgen, Inc.•	24,847
902	Amylin Pharmaceuticals, Inc.•	10,428
592	Auxilium Pharmaceuticals, Inc.•	18,082
462	Cephalon, Inc.•	35,665
501	Charles River Laboratories International, Inc.•	12,220
711	Elan Corp. plc ADR•	5,142
1,476	Pfizer, Inc.	21,526
577	Pharmaceutical Product Development, Inc.	13,775
2,563	Schering-Plough Corp.	45,012
1,209	Shionogi & Co., Ltd.	25,912
753	Teva Pharmaceutical Industries Ltd. ADR	31,208

		289,011

	Retailing — 5.1%
409	Bed Bath & Beyond, Inc.•	9,508
518	Best Buy Co., Inc.	14,506
87	Dufry Group	1,405
1,986	Gap, Inc.	22,407
558	Kohl’s Corp.•	20,481
1,589	Staples, Inc.	25,325

		93,632

	Software & Services — 12.7%
733	Accenture Ltd. Class A	23,140
1,259	BMC Software, Inc.•	31,896
746	Cognizant Technology Solutions Corp.•	13,974
33	Google, Inc.•	11,036

The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
1,095	McAfee, Inc. •	$33,391
1,446	Microsoft Corp.	24,725
80	Nintendo Co., Ltd.	24,894
1,907	Red Hat, Inc. •	27,942
406	Visa, Inc.	20,036
1,724	Western Union Co.	23,549

		234,583

	Technology Hardware & Equipment — 4.6%
977	Corning, Inc.	9,872
864	Dell, Inc. •	8,206
1,151	FLIR Systems, Inc. •	28,750
648	Hewlett-Packard Co.	22,515
1,091	NetApp, Inc. •	16,178

		85,521

	Telecommunication Services — 1.9%
2,572	MetroPCS Communications, Inc. •	34,955

	Transportation — 1.2%
1,869	Delta Air Lines, Inc. •	12,893
344	Ryanair Holdings plc ADR •	8,272

		21,165

	Total common stock (Cost $2,234,082)	$1,747,949

EXCHANGE TRADED FUNDS — 2.2%
	Diversified Financials — 2.2%
489	S & P 500 Depositary Receipt	$40,504

	Total exchange traded funds (Cost $41,989)	$40,504

	Total long-term investments (Cost $2,276,071)	$1,788,453

Principal
Amount
SHORT-TERM INVESTMENTS — 2.3%
	Repurchase Agreements — 2.3%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $55, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $57)
$55	0.25% dated 01/30/2009	$55
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $16,302, collateralized by GNMA 6.00%, 2038, value of $16,628)
16,302	0.28% dated 01/30/2009	16,302
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $9,835, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $10,031)
9,835	0.29% dated 01/30/2009	9,835
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $12,664, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $12,917)
12,664	0.28% dated 01/30/2009	12,664

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,695, collateralized by U.S. Treasury Note 6.00%, 2009, value of $2,748)
$2,694	0.27% dated 01/30/2009		$2,694

	Total short-term investments (Cost $41,550)		$41,550

	Total investments (Cost $2,317,621) ▲	99.4%	$1,830,003
	Other assets and liabilities	0.6%	11,689

	Total net assets	100.0%	$1,841,692

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.96% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,374,846 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$54,460
Unrealized Depreciation	(599,303)

Net Unrealized Depreciation	$(544,843)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Swiss Franc (Buy)	$381	$386	02/02/09	$(5)
Swiss Franc (Buy)	659	664	02/03/09	(5)
Swiss Franc (Buy)	376	376	02/04/09	—

				$(10)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford High Yield Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
	Finance — 0.3%
	CBA Commercial Small Balance Commercial Mortgage
$5,907	9.75%, 01/25/2039 ⌂ ►	$591
	Soundview NIM Trust
920	8.25%, 12/25/2036 • ⌂	—

	Total asset & commercial mortgage backed securities (Cost $1,446)	$591

CORPORATE BONDS: INVESTMENT GRADE — 6.9%
	Consumer Cyclical — 0.9%
	Delhaize Group
$1,220	5.88%, 02/01/2014	$1,231
	Phillips Van-Heusen Corp.
795	7.75%, 11/15/2023 ‡	553

		1,784

	Consumer Staples — 1.4%
	Anheuser-Busch InBev N.V.
2,700	7.75%, 01/15/2019 ▪	2,739

	Energy — 0.5%
	Nabors Industries, Inc.
954	9.25%, 01/15/2019 ▪	920

	Finance — 1.1%
	Citigroup, Inc.
418	8.40%, 04/30/2018 Δ ♠	153
	Goldman Sachs Capital Trust II
2,400	5.79%, 06/01/2012 Δ ♠	862
	Host Marriott L.P.
940	6.75%, 06/01/2016	752
	JP Morgan Chase & Co.
700	7.90%, 04/30/2018 ‡ ♠	532

		2,299

	Services — 1.9%
	Allied Waste North America, Inc.
820	6.88%, 06/01/2017 ‡	795
1,350	7.88%, 04/15/2013 ‡	1,353
	Wynn Las Vegas LLC
2,225	6.63%, 12/01/2014 ‡	1,622

		3,770

	Technology — 0.6%
	Verizon Wireless
1,233	5.55%, 02/01/2014 ▪	1,225

	Transportation — 0.5%
	American Airlines, Inc.
1,200	7.86%, 10/01/2011	1,050

	Total corporate bonds: investment grade (Cost $15,502)	$13,787

CORPORATE BONDS: NON-INVESTMENT GRADE — 72.4%
	Basic Materials — 3.2%
	Cenveo, Inc.
$1,000	10.50%, 08/15/2016 ▪	$624

Principal		Market
Amount		Value +
	Basic Materials (continued)
	Georgia-Pacific Corp.
$2,100	7.00%, 01/15/2015 ▪	$1,932
	Graham Packaging Co., Inc.
1,490	8.50%, 10/15/2012	1,140
	Huntsman International LLC
675	7.38%, 01/01/2015	344
520	7.88%, 11/15/2014	270
	MacDermid, Inc.
900	9.50%, 04/15/2017 ▪	441
	New Page Corp.
745	10.00%, 05/01/2012	287
	Potlatch Corp.
650	13.00%, 12/01/2009 ⌂ Δ	684
	Valmont Industries, Inc.
725	6.88%, 05/01/2014	627

		6,349

	Capital Goods — 2.1%
	Bombardier, Inc.
1,120	6.30%, 05/01/2014 ▪	907
	L-3 Communications Corp.
2,100	6.13%, 07/15/2013 — 01/15/2014	1,962
	Transdigm, Inc.
1,390	7.75%, 07/15/2014	1,251

		4,120

	Consumer Cyclical — 7.3%
	Alliance One International, Inc.
860	8.50%, 05/15/2012 ⌂	680
	Amerigas Partners L.P.
300	7.13%, 05/20/2016	276
755	7.25%, 05/20/2015	698
	Aramark Corp.
1,630	5.00%, 06/01/2012	1,386
	D.R. Horton, Inc.
1,565	4.88%, 01/15/2010	1,471
	Dollarama Group L.P.
1,400	8.88%, 08/15/2012	1,120
	ESCO Corp.
1,360	8.63%, 12/15/2013 ▪	1,061
	General Motors Corp.
2,085	8.38%, 07/15/2033	292
	KB Home & Broad Home Corp.
1,500	6.38%, 08/15/2011	1,275
	Neiman Marcus Group, Inc.
1,050	9.00%, 10/15/2015	467
	Pulte Homes, Inc.
1,825	7.88%, 08/01/2011	1,706
	SGS International, Inc.
1,075	12.00%, 12/15/2013	540
	Stater Brothers Holdings, Inc.
860	8.13%, 06/15/2012	851
	Supervalu, Inc.
2,690	7.50%, 11/15/2014	2,569
	United Components, Inc.
985	9.38%, 06/15/2013 ⌂	305

		14,697

The Hartford High Yield Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Consumer Staples — 1.9%
	Appleton Papers, Inc.
$1,170	8.13%, 06/15/2011	$787
	Constellation Brands, Inc.
1,070	8.38%, 12/15/2014	1,065
	Dean Foods Co.
1,250	7.00%, 06/01/2016	1,156
	Dole Food Co., Inc.
780	8.63%, 05/01/2009	735

		3,743

	Energy — 7.4%
	Chesapeake Energy Corp.
1,920	7.00%, 08/15/2014	1,694
1,290	7.63%, 07/15/2013	1,187
	Encore Acquisition Co.
1,475	7.25%, 12/01/2017	1,187
	Ferrellgas Partners L.P.
1,235	6.75%, 05/01/2014 ▪	988
480	8.75%, 06/15/2012	389
	Inergy L.P.
1,840	8.25%, 03/01/2016	1,665
325	8.75%, 03/01/2015 ▪	307
	Petrohawk Energy Corp.
1,550	9.13%, 07/15/2013	1,426
	Plains Exploration & Production Co.
900	7.63%, 06/01/2018	770
265	7.75%, 06/15/2015	240
	Quicksilver Resources, Inc.
1,425	8.25%, 08/01/2015	1,147
	Sonat, Inc.
2,440	7.63%, 07/15/2011	2,410
	Tesoro Corp.
1,800	6.63%, 11/01/2015	1,415

		14,825

	Finance — 5.5%
	American Real Estate Partners L.P.
1,655	7.13%, 02/15/2013 ‡	1,349
	Ford Motor Credit Co.
2,500	5.54%, 04/15/2009 Δ	2,388
4,880	5.70%, 01/15/2010	4,134
	Hub International Holdings, Inc.
665	9.00%, 12/15/2014 ▪	449
	LPL Holdings, Inc.
2,770	10.75%, 12/15/2015 ⌂	1,939
	Yankee Acquisition Corp.
1,500	8.50%, 02/15/2015	720

		10,979

	Health Care — 8.0%
	Advanced Medical Optics, Inc.
1,910	7.50%, 05/01/2017	2,120
	Biomet, Inc.
1,670	10.38%, 10/15/2017	1,486
	HCA, Inc.
1,650	7.88%, 02/01/2011	1,563
2,830	9.25%, 11/15/2016	2,703

Principal		Market
Amount		Value +
	Health Care (continued)
	IASIS Healthcare Capital Corp.
$1,480	8.75%, 06/15/2014	$1,303
	Invacare Corp.
1,570	9.75%, 02/15/2015	1,429
	Multiplan Corp.
1,255	10.38%, 04/15/2016 ▪	966
	Psychiatric Solutions, Inc.
1,195	7.75%, 07/15/2015	980
	Reable Therapeutics Finance LLC
1,030	11.75%, 11/15/2014	654
	Rite Aid Corp.
2,200	9.50%, 06/15/2017	627
	Skilled Healthcare Group, Inc.
1,000	11.00%, 01/15/2014	970
	Warner Chilcott Corp.
1,350	8.75%, 02/01/2015	1,262

		16,063

	Services — 8.0%
	Affinion Group, Inc.
1,580	11.50%, 10/15/2015	1,027
	AMC Entertainment, Inc.
940	11.00%, 02/01/2016	804
	DirecTV Holdings LLC
535	7.63%, 05/15/2016	526
1,320	8.38%, 03/15/2013	1,326
	Echostar DBS Corp.
1,750	7.75%, 05/31/2015	1,636
	FireKeepers Development Authority
1,120	13.88%, 05/01/2015 ▪	750
	Harland Clarke Holdings
1,395	9.50%, 05/15/2015	614
	Harrah’s Operating Co., Inc.
1,877	10.75%, 02/01/2016 ▪	441
	Iron Mountain, Inc.
1,520	8.00%, 06/15/2020	1,406
	MGM Mirage, Inc.
2,255	6.88%, 04/01/2016	1,263
930	8.50%, 09/15/2010	749
	Pinnacle Entertainment, Inc.
960	8.75%, 10/01/2013	883
	Sheridan Group, Inc.
1,200	10.25%, 08/15/2011 ⌂	768
	SunGard Data Systems, Inc.
1,463	10.25%, 08/15/2015	995
	TL Acquisitions, Inc.
1,480	10.50%, 01/15/2015 ▪	740
	Videotron Ltee
1,535	6.88%, 01/15/2014	1,458
	Virgin Media, Inc.
1,430	6.50%, 11/15/2016 ▪ ۞	645

		16,031

	Technology — 20.1%
	Advanced Micro Devices, Inc.
1,000	5.75%, 08/15/2012 ۞	311

The Hartford High Yield Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
		Technology (continued)
		Canwest MediaWorks L.P.
	$1,800	9.25%, 08/01/2015 ▪	$261
		Charter Communications Operating LLC
	1,500	8.00%, 04/30/2012 ▪	1,275
	2,160	10.88%, 09/15/2014▪	1,868
		Citizens Communications Co.
	1,370	7.88%, 01/15/2027	1,016
		Cricket Communications, Inc.
	1,615	9.38%, 11/01/2014	1,470
		CSC Holdings, Inc.
	4,360	7.63%, 04/01/2011 — 07/15/2018	4,214
	700	8.50%, 04/15/2014▪	688
		DaVita, Inc.
	900	6.63%, 03/15/2013	871
		Freescale Semiconductor, Inc.
	2,000	9.13%, 12/15/2014	265
		Frontier Communications
	950	6.25%, 01/15/2013	893
		General Cable Corp.
	1,015	3.83%, 04/01/2015 Δ	680
		Intelsat Jackson Holdings Ltd.
	2,005	11.50%, 06/15/2016▪	1,865
		Intelsat Ltd.
	2,580	7.63%, 04/15/2012	2,064
		Intelsat Subsidiary Holding Co.
	2,650	8.50%, 01/15/2013▪	2,484
	2,050	8.88%, 01/15/2015▪ *	1,876
		Lender Process Services
	700	8.13%, 07/01/2016	665
		Level 3 Financing, Inc.
	2,500	12.25%, 03/15/2013	1,900
		Mediacom LLC
	2,875	7.88%, 02/15/2011	2,703
		MetroPCS Wireless, Inc.
	1,760	9.25%, 11/01/2014	1,630
		Qwest Communications International, Inc.
	3,495	7.50%, 02/15/2014	2,988
		Sanmina-Sci Corp.
	1,180	4.75%, 06/15/2014▪ Δ	684
		Sprint Capital Corp.
	3,140	8.38%, 03/15/2012	2,512
		Sprint Nextel Corp.
	3,050	6.00%, 12/01/2016	2,044
		Wind Acquisition
EUR	680	9.75%, 12/01/2015 ▪	766
		Windstream Corp.
	2,195	8.63%, 08/01/2016	2,162

			40,155

		Transportation — 1.8%
		Bristow Group, Inc.
	915	7.50%, 09/15/2017	668
		Continental Airlines, Inc.
	506	6.80%, 08/02/2018	354
	994	7.03%, 06/15/2011	716

Principal		Market
Amount		Value +
	Transportation (continued)
	Continental Airlines, Inc.
$1,062	7.37%, 12/15/2015	$732
	PHI, Inc.
770	7.13%, 04/15/2013	493
	United Air Lines, Inc.
608	7.19%, 04/01/2011	584

		3,547

	Utilities — 7.1%
	AES Corp.
920	8.00%, 10/15/2017	865
	Copano Energy LLC
1,255	8.13%, 03/01/2016	1,029
	Edison Mission Energy
2,005	7.50%, 06/15/2013	1,925
	Energy Future Holdings
740	10.88%, 11/01/2017	585
	Markwest Energy Partners L.P.
820	8.50%, 07/15/2016	601
	Mirant North America LLC
1,200	7.38%, 12/31/2013	1,158
	NRG Energy, Inc.
3,300	7.25%, 02/01/2014	3,151
	Reliant Energy, Inc.
1,400	6.75%, 12/15/2014	1,291
451	9.24%, 07/02/2017	433
	Texas Competitive Electric Co.
4,265	10.25%, 11/01/2015	3,156

		14,194

	Total corporate bonds: non-investment grade (Cost $164,491)	$144,703

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 4.5%
	Consumer Cyclical — 1.0%
	Hanesbrands, Inc.
$1,100	4.91%, 03/05/2014 ±	$904
	Lear Corp.
2,292	3.24%, 04/25/2012 ± *	1,022

		1,926

	Energy — 0.9%
	Lyondell Chemical Co.
1,319	0.00%, 12/22/2014 ☼	422
845	11.15%, 12/15/2009 ± *	844
	Turbo Beta Ltd.
1,262	14.50%, 03/12/2018 †▪ ±	555

		1,821

	Finance — 0.1%
	Amerigroup Corp.
357	2.44%, 03/26/2012 ± *	321

	Health Care — 0.7%
	IASIS Healthcare Capital Corp.
1,678	6.43%, 06/15/2014 ±	705
	Inverness Medical Innovation, Inc.
625	4.69%, 06/26/2015 ±	431

The Hartford High Yield Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Health Care (continued)
	Invitrogen Corp.
$209	5.25%, 09/30/2015 ±	$205

		1,341

	Services — 1.1%
	Marquee Holdings, Inc.
538	7.00%, 06/13/2012 ⌂ ±	242
	Venetian Macau Ltd.
419	2.60%, 05/25/2012 ±	242
	Venetian Macau Ltd., Incremental Term Loan B
297	2.66%, 05/25/2013 ±	172
	Venetian Macau Ltd., Term Loan
726	2.66%, 05/25/2013 ±	419
	WideOpenWest Finance LLC
1,456	7.44%, 06/29/2015 ⌂ ±	291
	Yonkers Racing Corp.
947	10.50%, 08/12/2011 ± *	800

		2,166

	Technology — 0.7%
	Infor Lux Bond Co.
1,735	9.46%, 09/02/2014 ⌂ ±	35
	Integra Telecom Holdings, Inc.
650	9.97%, 08/31/2014 ⌂ ±	179
	Mediacom Broadband LLC
241	1.81%, 03/31/2010 ±	223
	Wind Acquisitions Holdings Finance S.A.
1,714	8.39%, 12/12/2011 ⌂ ±	964

		1,401

	Total senior floating rate interests:
	non-investment grade (Cost $16,925)	$8,976

U.S. GOVERNMENT SECURITIES — 0.3%
	U.S. Treasury Securities — 0.3%
	U.S. Treasury Notes:
$721	1.50%, 2013 ‡	$710

	Total U.S. government securities (Cost $723)	$710

Shares
COMMON STOCK — 0.0%
	Telecommunication Services — 0.0%
1	AboveNet, Inc. • ⌂	$25
—	XO Holdings, Inc. •	—

	Total common stock (Cost $— )	$25
WARRANTS — 0.0%
	Telecommunication Services — 0.0%
—	AboveNet, Inc. Warrants • ⌂	$3
—	XO Holdings, Inc. • ⌂	—

	Total warrants (Cost $— )	$3

		Market
Shares		Value +
PREFERRED STOCK — 0.0%
	Banks — 0.0%
52	Federal National Mortgage Association, 8.25%	$57

	Total preferred stock (Cost $668)	$57

	Total long-term investments (Cost $199,755)	$168,852

SHORT-TERM INVESTMENTS — 11.3%
	Investment Pools and Funds — 5.0%
5,027	JP Morgan U.S. Government Money Market Fund	$5,027
—	State Street Bank U.S. Government Money Market Fund	—
5,000	Wells Fargo Advantage Government Money Market Fund	5,000

		10,027

Principal
Amount
	Repurchase Agreements — 6.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $10,506, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $10,699)
$10,506	0.25% dated 01/30/2009		10,506
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,791, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $1,829)
1,791	0.25% dated 01/30/2009		1,791

			12,297

	U.S. Treasury Bills — 0.2%
300	0.10%, 04/16/2009 ○ □		300

	Total short-term investments (Cost $22,625)		$22,624

	Total investments (Cost $222,380) ▲	95.7%	$191,476
	Other assets and liabilities	4.3%	8,512

	Total net assets	100.0%	$199,988

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.48% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $223,408 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,180
Unrealized Depreciation	(35,112)

Net Unrealized Depreciation	$(31,932)

The Hartford High Yield Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $555, which represents 0.28% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

♠	Perpetual maturity security. Maturity date shown is the first call date.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

☼	Debt security in default due to bankruptcy.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $26,902, which represents 13.45% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

○	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2009.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $3,910.

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2009.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated. EUR — Euro

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.

Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	1	Long	Mar 2009	$—
5 Year U.S. Treasury Note	149	Long	Mar 2009	344

				$344

*	The number of contracts does not omit 000’s.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
09/2007 — 03/2008	—	AboveNet, Inc. Warrants	$—
09/2007 — 03/2008	1	AboveNet, Inc.	—
03/2007	$860	Alliance One International, Inc., 8.50%, 05/15/2012	860
11/2006 — 08/2007	$5,907	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 — 144A	533
03/2007 — 12/2008	$1,735	Infor Lux Bond Co., 9.46%, 09/02/2014	1,470
08/2007	$650	Integra Telecom Holdings, Inc., 9.97%, 08/31/2014	629
08/2006 — 08/2008	$2,770	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	2,801
06/2007 — 12/2008	$538	Marquee Holdings, Inc., 7.00%, 06/13/2012	530
05/2001 — 11/2001	$650	Potlatch Corp., 13.00%, 12/01/2009	647
06/2005 — 07/2005	$1,200	Sheridan Group, Inc., 10.25%, 08/15/2011	1,232
02/2007	$920	Soundview NIM Trust, 8.25%, 12/25/2036 — 144A	913
06/2008 — 11/2008	$1,262	Turbo Beta Ltd., 14.50%, 03/12/2018	1,262
09/2008 — 01/2009	$985	United Components, Inc., 9.38%, 06/15/2013	750
06/2007 — 01/2009	$1,456	WideOpenWest Finance LLC, 7.44%, 06/29/2015	1,413
12/2006 — 01/2009	$1,714	Wind Acquisitions Holdings Finance S.A., 8.39%, 12/12/2011	1,714
05/2006	—	XO Holdings, Inc. Warrants	—

The aggregate value of these securities at January 31, 2009 was $7,261 which represents 3.63% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)

Euro (Sell)	$807	$824	04/07/09	$17

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 92.0%
	Alabama — 1.4%
	Courtland Industrial Development Board Environmental Improvement Rev
$4,750	5.00%, 11/01/2013	$4,196

	Alaska — 0.3%
	Alaska Municipal Bond Bank Auth
375	5.75%, 09/01/2033	365
	Anchorage Alaska
605	5.25%, 08/01/2028	615

		980

	Arizona — 3.0%
	Arizona State Transportation Board Highway Rev
3,000	5.25%, 07/01/2025	3,149
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	174
	Mohave County Industrial DA Correctional Fac Contract
3,000	8.00%, 05/01/2025	3,138
	Pinal County Electric Dist #4
1,150	6.00%, 12/01/2038	937
	Scottsdale, AZ, IDA
1,000	5.25%, 09/01/2030	823
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ⌂	123
	Tartesso West Community Facilities Dist
1,000	5.90%, 07/15/2032 ⌂	623

		8,967

	California — 4.9%
	California Statewide Community DA, California Baptist University
2,800	5.50%, 11/01/2038	1,644
	California Statewide Community DA, Drew School
250	5.30%, 10/01/2037	152
	California Statewide Community DA, Huntington Park Rev
200	5.15%, 07/01/2030	131
	California Statewide Community DA, Thomas Jefferson School of Law
4,100	7.25%, 10/01/2032	3,192
	Folsom, CA, Public FA Special Tax Rev
500	5.20%, 09/01/2032	318
	Morongo Band of Mission Indians Enterprise Rev
1,595	6.50%, 03/01/2028 ▪	1,139
	Perris, CA, Public FA Local Agency Rev
1,000	5.80%, 09/01/2038 ⌂	675
	Rialto, CA, Redev Agency
2,000	5.88%, 09/01/2033	1,675
	San Jose Redev Agency
500	6.50%, 08/01/2023	511
	Santa Cruz County Redev Agency
1,335	6.63%, 09/01/2029 *	1,321

Principal		Market
Amount		Value +
	California (continued)
	Torrance USD
$500	5.38%, 08/01/2024 *	$520
1,500	5.50%, 08/01/2025 *	1,558
	Turlock, CA, Health Facilities Rev
2,675	5.38%, 10/15/2034	1,744

		14,580

	Colorado — 1.7%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
800	5.00%, 12/01/2026	488
	Colorado E-470 Public Highway Auth Rev
1,875	5.50%, 09/01/2024	1,472
	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj
500	5.70%, 05/01/2037 ⌂	328
	Colorado Health FA Rev
2,500	5.50%, 05/15/2028	1,948
	Denver, CO, City & County Special Fac Airport AMT
500	5.25%, 10/01/2032	254
	North Range, CO, Metropolitan Dist #2
500	5.50%, 12/15/2027 ⌂	306
	Park Meadows, CO, Business Improvement Dist Shared Sales Tax Rev
360	5.35%, 12/01/2031	219

		5,015

	Delaware — 0.8%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,225
	Millsboro, DE, Special Obligation Plantation Lakes Special Development
500	5.45%, 07/01/2036 ⌂	280
	Sussex County, DE, Del Rev
1,235	5.90%, 01/01/2026	871

		2,376

	District of Columbia — 0.8%
	District of Columbia Tobacco Settlement Financing Corp
3,460	6.50%, 05/15/2033	2,266

	Florida — 9.4%
	Beeline Community Development Dist
1,220	7.00%, 05/01/2037	890
	Brevard County, FL, Health Facilities Auth
3,690	5.00%, 04/01/2034	2,597
	Colonial Country Club Community Development Dist, Capital Improvement Rev
1,105	6.40%, 05/01/2033	1,028
	Florida Village Community Development
1,000	6.50%, 05/01/2033	958
	Florida Village Community Development Dist No 8
2,855	6.38%, 05/01/2038	2,056

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Florida (continued)
	Highlands County, FL, Adventist Health
$125	5.25%, 11/15/2036	$150
	Jacksonville, FL, Econ Development Community AMT
1,000	5.30%, 05/01/2037 ⌂	514
	Jacksonville, FL, Econ Development Community Health Care Facilities
2,000	6.25%, 09/01/2027	1,528
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,190
	Lee County, FL, IDA
1,000	5.25%, 06/15/2027	598
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	5.90%, 05/01/2039 ⌂	288
	Miami-Dade County, FL, Educational Facilities Auth
3,000	5.75%, 04/01/2028	2,955
	Orange County, FL, Health Care FA Rev
200	5.50%, 07/01/2038 ⌂	115
	Palm Beach County, FL, Health FA Rev Waterford Proj
2,400	5.88%, 11/15/2037	1,560
	Parker Road, FL, Community Development Dist Cap Improvement Ser A
200	5.60%, 05/01/2038 ⌂	104
	Putnam County, FL, DA
3,125	5.35%, 03/15/2042	3,266
	River Bend Community Development Dist, Capital Improvement Rev
1,990	7.13%, 11/01/2015	1,302
	Seminole Tribe of Florida
4,500	5.25%, 10/01/2027 ▪	3,033
1,000	5.50%, 10/01/2024 ▪	726
	Six Mile Creek, FL, Community Development Dist
1,525	5.88%, 05/01/2038 ⌂	706
	St. Johns County, FL, IDA
1,765	5.00%, 02/15/2027	1,105
	Sweetwater Creek, FL, Community Development Dist Captial Improvement Rev
1,000	5.50%, 05/01/2038 ⌂	536
	Tolomato, FL, Community Development Dist
800	6.65%, 05/01/2040	489
	University Square Community Development
500	5.88%, 05/01/2038	282

		27,976

	Georgia — 2.1%
	Atlanta Airport Revenues
5,000	8.00%, 01/01/2030 Δ	5,000

Principal		Market
Amount		Value +
	Georgia (continued)
	Augusta, GA, Airport Rev AMT
$165	5.35%, 01/01/2028	$111
230	5.45%, 01/01/2031	150
	Marietta, GA, DA
1,500	7.00%, 06/15/2030	1,037

		6,298

	Idaho — 0.8%
	Idaho Arts Charter School
1,000	6.25%, 12/01/2028	755
	Idaho Board Bank Auth
1,465	5.63%, 09/15/2026	1,572

		2,327

	Illinois — 4.4%
	Aurora, IL, Tax Increment Rev
1,000	6.75%, 12/30/2027	739
	Belleville, IL, Tax Increment
1,000	5.70%, 05/01/2036 ⌂	583
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc.
250	5.50%, 12/01/2030	106
	Chicago, IL, O’Hare Int’l Airport Rev
2,210	6.00%, 01/01/2017	2,251
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
200	5.75%, 03/01/2037 ⌂	114
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
200	6.00%, 03/01/2046 ⌂	114
	Illinois FA Rev
1,370	5.38%, 07/01/2033 — 11/15/2039	1,105
6,000	5.50%, 08/15/2030	4,856
	Illinois FA, Children’s Memorial Hospital
1,500	5.38%, 08/15/2039	1,223
	Illinois FA, Children’s Memorial Hospital Ser B
1,500	5.50%, 08/15/2028	1,326
	Illinois FA, Edward Hospital
190	6.25%, 02/01/2033	168
	Springfield Illinois Water Rev
500	5.25%, 03/01/2026	508

		13,093

	Indiana — 0.6%
	East Chicago, IN, Industrial Solid Waste Disposal AMT
1,000	5.50%, 09/01/2028	516
	University of Southern Indiana
1,065	5.00%, 10/01/2022 — 10/01/2023 *	1,068
	Vigo County, IN, Union Hospital
500	5.70%, 09/01/2037 ▪	322

		1,906

	Kansas — 0.1%
	Olathe, KS, Tax Increment Rev, West Village Center
500	5.50%, 09/01/2026 ⌂	336

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Louisiana — 3.0%
	Colonial Pinnacle Community Development Dist
$2,655	6.75%, 05/01/2023	$2,015
	Louisiana Local Government Environmental Facilities & Community Development
6,000	6.75%, 11/01/2032	4,145
	Louisiana Public Fac Auth, Susla Fac Inc
500	5.75%, 07/01/2039 ⌂	337
	New Orleans Aviation Board Revenues
2,500	6.00%, 01/01/2023 *	2,505

		9,002

	Maryland — 0.4%
	Maryland State Community Development Admin
605	4.38%, 09/01/2016	620
	Maryland State Health & Higher Education FA Rev
770	6.00%, 01/01/2028	625

		1,245

	Massachusetts — 1.2%
	Massachusetts State Health & Education Facilities
1,000	5.13%, 07/01/2033	752
3,000	5.50%, 10/01/2024	2,967

		3,719

	Michigan — 7.5%
	Detroit, MI, GO Ltd
12,175	5.00%, 04/01/2016 ⌂	10,777
	Flint International Academy
2,500	5.75%, 10/01/2037	1,657
	Michigan Public Educational Facilities
5,000	6.50%, 09/01/2037 ▪	3,660
	Michigan State Hospital FA, McLaren Health Care
3,000	5.63%, 05/15/2028	2,508
	Michigan Tobacco Settlement FA
2,600	6.00%, 06/01/2034	1,666
	Royal Oak Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,028

		22,296

	Minnesota — 0.4%
	Baytown Township, MN
750	7.00%, 08/01/2038	573
	Falcon Heights, MN, Lease Rev
525	6.00%, 11/01/2037	359
	Minneapolis, MN, Multifamily Housing Rev AMT
200	5.40%, 04/01/2028	141

		1,073

	Missouri — 0.4%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027 ⌂	64
	Branson, MO, Regional Airport Transportation Development AMT
1,300	6.00%, 07/01/2025	883

Principal		Market
Amount		Value +
	Missouri (continued)
	Kansas City, MO, Tax Increment Rev Maincor Proj Ser A
$500	5.25%, 03/01/2018	$394

		1,341

	Nebraska — 0.9%
	Madison County, NE, Hospital Auth
2,000	6.00%, 07/01/2033	1,586
	Omaha Public Power Dist
1,000	5.50%, 02/01/2033	1,016

		2,602

	Nevada — 0.7%
	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village
500	6.13%, 06/01/2031 ⌂	256
	Mesquite Special Improvement Dist #07-01
500	6.00%, 08/01/2027	329
	Sparks Tourism Improvement
2,240	6.75%, 06/15/2028 ∞	1,524

		2,109

	New Hampshire — 0.0%
	New Hampshire State Business Fin Rev AMT
200	5.20%, 05/01/2027	135

	New Jersey — 2.6%
	Burlington County, NJ, Bridge Commission Econ Development Rev, The Evergreen Proj
1,500	5.63%, 01/01/2038	872
	New Jersey Econ DA
4,800	6.25%, 09/15/2019	3,444
	New Jersey Health Care Facilities FA
4,000	6.63%, 07/01/2038	2,821
	New Jersey Health Care Services FA
800	5.50%, 07/01/2030	582

		7,719

	New Mexico — 1.6%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,105
	Montecito Estates Public Improvement Rev
1,000	7.00%, 10/01/2037 ⌂	679
	Otero County NM Jail Proj Rev
1,370	6.00%, 04/01/2028	963

		4,747

	New York — 9.1%
	Erie County, NY, IDA Global Concepts Charter School Proj
2,100	6.25%, 10/01/2037	1,492
	Genesee County, NY, IDA Civic Fac Rev, United Memorial Medical Center
500	5.00%, 12/01/2027	329
	Long Island Power Auth
3,000	6.25%, 04/01/2033	3,102
	Nassau County, NY, IDA Continuing Care Retirement
2,500	6.70%, 01/01/2043	1,829

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	New York (continued)
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
$1,000	6.50%, 01/01/2027	$783
	New York State Dormitory Auth Non State Supported Debt, NYU Hospital Center Ser B
750	5.63%, 07/01/2037	471
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
3,125	6.13%, 12/01/2029	2,279
	New York State Dormitory Auth Rev Non St Supported Debt
2,000	6.00%, 07/01/2033	2,014
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,288
	New York, NY, IDA American Airlines JFK International Airport AMT
515	7.13%, 08/01/2011	453
9,000	7.63%, 08/01/2025	6,554
1,725	8.00%, 08/01/2012	1,402
	Ulster County, NY, IDA
3,250	6.00%, 09/15/2037 — 09/15/2042	2,054

		27,050

	North Carolina — 0.5%
	Albemarle, NC, Hospital Auth Healthcare
1,000	5.25%, 10/01/2038	665
	Mecklenburg County, NC
790	5.00%, 02/01/2024 *	809

		1,474

	Ohio — 4.0%
	Buckeye Tobacco Settlement FA
9,925	5.88%, 06/01/2030 — 06/01/2047	6,000
9,500	6.50%, 06/01/2047 ‡	5,971

		11,971

	Oklahoma — 0.1%
	Oklahoma Development FA, Hospital Rev Great Plains Regional Medical Center
500	5.13%, 12/01/2036	323

	Other U.S. Territories — 1.0%
	Puerto Rico Commonwealth
3,570	5.50%, 07/01/2032	3,008

	Pennsylvania — 2.5%
	Allegheny County, PA, Higher Education Building Auth
1,150	5.00%, 03/01/2033	1,020
	Erie Higher Educational Building Auth
1,000	5.50%, 03/15/2038	668
	Northampton County, PA
3,000	5.50%, 08/15/2035	2,302

Principal		Market
Amount		Value +
	Pennsylvania (continued)
	Pennsylvania State Higher Educational FA Rev
$855	5.75%, 07/01/2028	$627
	Pennsylvania Turnpike Commission
1,335	6.00%, 06/01/2028	1,413
	Philadelphia GO
1,000	7.00%, 07/15/2028	1,062
	Philadelphia, PA, IDA
500	5.25%, 05/01/2037	307

		7,399

	Rhode Island — 0.3%
	Rhode Island Tobacco Settlement Funding Corp
945	6.00%, 06/01/2023	850

	South Carolina — 0.5%
	Lancaster County, SC, Sun City Assessment
1,987	7.70%, 11/01/2017	1,625

	South Dakota — 2.1%
	South Dakota Educational Enhancement Funding Corp
6,030	6.50%, 06/01/2032	4,314
	South Dakota Housing DA
1,985	6.13%, 05/01/2033	2,047

		6,361

	Texas — 11.0%
	Brazos County, TX, Health Facilities Development Corp
6,570	5.50%, 01/01/2033 — 01/01/2038	5,006
	Brazos River Harbor Navigation Dist
2,000	5.95%, 05/15/2033	1,297
	Burnet County, TX, Public Fac Proj Rev
2,000	7.75%, 08/01/2029	1,584
	Corpus Christi Texas Independent School Dist
2,665	5.00%, 08/15/2026 *	2,640
	Dallas County, TX, Utility & Reclamation Dist
5,000	5.38%, 02/15/2029	4,259
	Dallas-Fort Worth, TX, International Airport AMT
2,000	6.15%, 01/01/2016	1,653
	Garza County, TX, Public Fac Corp Rev
1,000	5.75%, 10/01/2025	794
	Guadalupe County, TX, Board Managers Joint Rev
2,000	5.50%, 08/15/2036 ‡	1,800
	Harris County, TX, Cultural Education Fac Baylor CLG Medicine
2,855	5.63%, 11/15/2032	2,706
	Houston, TX, Airport System Rev
6,500	6.75%, 07/01/2021	4,670
	Lower Colorado River Auth Rev
3,000	7.25%, 05/15/2037	3,198

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS (continued)
	Texas (continued)
	Maverick County, TX, Public Fac Corp Proj Rev
$1,495	6.25%, 02/01/2024	$1,120
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035	397
	Willacy County, TX, GO
2,500	6.88%, 09/01/2028	1,867

		32,991

	Utah — 1.8%
	Provo, UT, Lakeview Charter School
1,300	5.63%, 07/15/2037	861
	Provo, UT, Renaissance Charter School
200	5.63%, 07/15/2037	129
	Utah County, UT, Charter School Rev
1,000	6.00%, 02/15/2038	692
	Utah State Charter School FA Charter School Rev
2,000	6.75%, 08/15/2028	1,583
	Utah State Charter School Financing Auth, Channing Hall Ser A
750	5.88%, 07/15/2027 ▪	514
700	6.00%, 07/15/2037 ▪	456
	Utah State Charter School Financing Auth, Summit Academy Ser A
1,500	5.80%, 06/15/2038	999

		5,234

	Virginia — 1.2%
	James City County, VA, Econ DA Residential Care Fac
1,100	5.40%, 07/01/2027	688
	Lexington, VA, IDA Residential Care Fac Rev
1,050	5.50%, 01/01/2037 ⌂	641
	Norfolk, VA, Redev & Housing Auth Rev
2,005	6.13%, 01/01/2035 ⌂	1,384
	Peninsula, VA, Turn Center Community Dev DA
300	6.45%, 09/01/2037	197
	Virginia State Residential Auth
500	5.00%, 11/01/2024	531

		3,441

	Washington — 2.7%
	Skagit County, WA, Public Hospital Rev
2,000	5.75%, 12/01/2032	1,299
	Washington Health Care Facilities Auth
4,000	6.25%, 10/01/2028	4,209
	Washington State Health Care FA Rev
3,600	6.13%, 08/15/2037	2,622

		8,130

	West Virginia — 0.9%
	West Virginia State Hospital FA Rev Thomas Health Systems
3,500	6.50%, 10/01/2028 — 10/01/2038	2,644

Principal		Market
Amount		Value +
	Wisconsin — 5.3%
	Wisconsin Badger Tobacco Asset Securitization Corp.
$13,565	6.13%, 06/01/2027 ‡	$12,523
1,000	6.38%, 06/01/2032	803
	Wisconsin State Health & Educational FA Rev
2,500	5.50%, 08/15/2023	2,238
	Wisconsin State Health & Educational Fac Auth, Wellington Homes Wis LLC
600	6.75%, 09/01/2037 ⌂	416

		15,980

	Total municipal bonds (Cost $340,555)	$274,785

Shares
SHORT-TERM INVESTMENTS — 10.3%
	Investment Pools and Funds — 10.3%
30,927	State Street Bank Tax Free Money Market Fund		$30,927

	Total short-term investments (Cost $30,927)		$30,927

	Total investments (Cost $371,482) ▲	102.3%	$305,712
	Other assets and liabilities	(2.3)%	(6,880)

	Total net assets	100.0%	$298,832

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $371,482 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,028
Unrealized Depreciation	(67,798)

Net Unrealized Depreciation	$(65,770)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $9,850, which represents 3.30% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At January 31, 2009, the market value of these securities was $1,524, which represents 0.51% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $10,373.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

The Hartford High Yield Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
09/2007	1,000	Belleville, IL, Tax Increment, 5.70%, 05/01/2036	$994
05/2007	100	Branson Hills, MO, Infrastructure Fac, 5.50%, 04/01/2027	100
06/2007	500	Colorado Educational & Cultural FA Rev, Charter School-Windsor Academy Proj, 5.70%, 05/01/2037 — 144A	500
06/2008	12,175	Detroit, MI, GO Ltd, 5.00%, 04/01/2016	12,174
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
05/2007	200	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	200
07/2007	200	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj, 6.00%, 03/01/2046	201
05/2007 — 09/2007	1,000	Jacksonville, FL, Econ Development Community AMT, 5.30%, 05/01/2037	982
08/2007	500	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village, 6.13%, 06/01/2031	498
06/2007 — 10/2007	1,050	Lexington, VA, IDA Residential Care Fac Rev, 5.50%, 01/01/2037	1,023
07/2007	500	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 - 144A	503
06/2007	500	Magnolia Creek, FL, Community Development Dist Capital Improvement, 5.90%, 05/01/2039	496
06/2007	500	Millsboro, DE, Special Obligation Plantation Lakes Special Development, 5.45%, 07/01/2036	500
12/2007	1,000	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	1,000
04/2008	2,005	Norfolk, VA, Redev & Housing Auth Rev, 6.13%, 01/01/2035	1,845
06/2007	500	North Range, CO, Metropolitan Dist #2, 5.50%, 12/15/2027	499
06/2007	500	Olathe, KS, Tax Increment Rev, West Village Center, 5.50%, 09/01/2026	498
06/2007	200	Orange County, FL, Health Care FA Rev, 5.50%, 07/01/2038	195
05/2007	200	Parker Road, FL, Community Development Dist Cap Improvement Ser A, 5.60%, 05/01/2038	199
11/2007	1,000	Perris, CA, Public FA Local Agency Rev, 5.80%, 09/01/2038	1,000

Period		Cost
Acquired	Par	Security	Basis
05/2007	200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 - 144A	$200
06/2007 — 10/2007	1,525	Six Mile Creek, FL, Community Development Dist, 5.88%, 05/01/2038	1,450
06/2007	1,000	Sweetwater Creek, FL, Community Development Dist Captial Improvement Rev, 5.50%, 05/01/2038	1,000
09/2007	1,000	Tartesso West Community Facilities Dist, 5.90%, 07/15/2032	1,000
08/2007	600	Wisconsin State Health & Educational Fac Auth, Wellington Homes Wis LLC, 6.75%, 09/01/2037	600

The aggregate value of these securities at January 31, 2009 was $20,473 which represents 6.85% of total net assets.

AMT	— Alternative Minimum Tax

DA	— Development Authority

FA	— Finance Authority

GO	— General Obligations

IDA	— Industrial Development Authority Bond

PA	— Port Authority

USD	— United School District

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Income Allocation Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 98.0%
FIXED INCOME FUNDS — 98.0%
1,171	The Hartford Floating Rate Fund, Class Class Y		$7,767
717	The Hartford High Yield Fund, Class Y		3,928
1,060	The Hartford Income Fund, Class Y		8,861
832	The Hartford Inflation Plus Fund, Class Class Y		8,716
1,429	The Hartford Short Duration Fund, Class Y		13,019
550	The Hartford Strategic Income Fund, Class Y		4,100
1,317	The Hartford Total Return Bond Fund, Class Y		12,443

	Total investments in affiliated investment companies (Cost $67,003)		$58,834

EXCHANGE TRADED FUNDS — 1.4%
39	Powershares Emerging Markets Sovereign Debt Portfolio ETF		$860

	Total investments in exchange traded funds (Cost $996)		$860

SHORT-TERM INVESTMENTS — 0.1%
43	State Street Bank Money Market Fund		$43

	Total investments in short-term investments (Cost $43)		$43

	Total investments (Cost $68,042) ▲	99.5%	$59,737
	Other assets and liabilities	0.5%	298

	Total net assets	100.0%	$60,035

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $68,899 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(9,162)

Net Unrealized Depreciation	$(9,162)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 6.0%
	Finance — 6.0%
	Banc of America Commercial Mortgage, Inc.
$2,588	5.50%, 11/10/2039 ⌂ ►	$42
7,041	5.75%, 06/10/2039 ⌂ ►	31
	Bayview Commercial Asset Trust
200	0.76%, 04/25/2036 ⌂ Δ	100
5,456	7.00%, 07/25/2037 ⌂ ►	423
10,011	7.50%, 09/25/2037 ⌂ ►	818
	Bear Stearns Commercial Mortgage Securities, Inc.
1,650	5.15%, 10/12/2042 Δ	1,394
1,700	5.33%, 02/11/2044	1,211
	Capital Automotive Receivables Asset Trust
50	5.77%, 05/20/2010 ⌂	48
	CBA Commercial Small Balance Commercial Mortgage
5,058	7.00%, 07/25/2035 — 06/25/2038 † ⌂ ►	385
6,230	9.75%, 01/25/2039 ⌂ ►	623
	Citigroup Mortgage Loan Trust, Inc.
200	2.89%, 01/25/2037 ⌂ Δ	3
	Commercial Mortgage Pass-Through Certificates
5,013	5.50%, 03/10/2039 ⌂ ►	74
	Countrywide Asset-Backed Certificates
43	5.46%, 07/25/2035	20
	Credit-Based Asset Servicing and Securitization
203	0.66%, 05/25/2036 ⌂ Δ	82
	Equity One ABS, Inc.
3	2.89%, 07/25/2034 ⌂ Δ	—
27	5.46%, 12/25/2033	14
	Ford Credit Automotive Owner Trust
600	4.28%, 05/15/2012	555
	GE Business Loan Trust
8,112	6.14%, 05/15/2034 ⌂ ►	31
	GE Capital Commercial Mortgage Corp.
54,453	6.35%, 11/10/2045 ⌂ ►	50
	GMAC Commercial Mortgage Securities, Inc.
200	5.30%, 08/10/2038	178
	GMAC Mortgage Corp. Loan Trust
270	5.75%, 10/25/2036 ⌂	189
	Green Tree Financial Corp.
3	6.48%, 12/01/2030	3
4	7.30%, 01/15/2026	4
9	7.35%, 05/15/2027	8
	Greenwich Capital Commercial Funding Corp.
198	1.64%, 11/05/2021 ⌂ Δ	2
189	1.84%, 11/05/2021 ⌂ Δ	2
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 † ⌂	24

Principal		Market
Amount		Value +
	Finance (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp.
$1,550	5.18%, 12/15/2044 Δ	$1,260
502	5.47%, 04/15/2043 Δ	357
2,100	5.50%, 01/15/2038 ⌂ ►	39
190	6.16%, 05/12/2034	185
	LB-UBS Commercial Mortgage Trust
21,182	5.26%, 06/15/2036 ⌂ ►	31
	Lehman Brothers Small Balance Commercial
120	5.62%, 09/25/2036 ⌂	103
	Long Beach Asset Holdings Corp.
45	5.78%, 04/25/2046 • ⌂	—
	Marlin Leasing Receivables LLC
440	5.33%, 09/16/2013 ⌂	428
	Morgan Stanley Capital I
735	4.97%, 04/14/2040	617
700	5.65%, 12/15/2044	493
	Nationstar Home Equity Loan Trust
22	9.97%, 03/25/2037 ⌂ Δ	1
	Option One Mortgage Loan Trust, Class M6
725	6.99%, 03/25/2037 ⌂	65
	Option One Mortgage Loan Trust, Class M7
500	6.99%, 03/25/2037 ⌂	38
	Option One Mortgage Loan Trust, Class M8
475	6.99%, 03/25/2037 ⌂	31
	PSE&G Transition Funding LLC
70	6.61%, 06/15/2015	74
	Renaissance Home Equity Loan Trust
80	5.75%, 05/25/2036 ⌂ Δ	60
200	6.16%, 05/25/2036 ⌂	40
	Renaissance Home Equity Loan Trust, Class M5
600	7.00%, 09/25/2037 ⌂	34
	Renaissance Home Equity Loan Trust, Class M8
750	7.00%, 09/25/2037 ⌂	25
	USAA Automotive Owner Trust
845	5.36%, 06/15/2012	852
	Wachovia Automotive Loan Owner Trust
250	5.15%, 07/20/2012 ⌂	219
260	5.29%, 06/20/2012 ⌂	237
	Wachovia Bank Commercial Mortgage Trust
6,148	5.50%, 02/15/2041 ⌂ ►	94
	Wamu Commercial Mortgage Securities Trust
1,220	6.14%, 03/23/2045 ⌂ Δ	305
	Wells Fargo Alternative Loan Trust
958	6.25%, 11/25/2037 ⌂	615

		12,517

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Utilities — 0.0%
	Detroit Edison Securitization
$64	6.19%, 03/01/2013	$66

	Total asset & commercial mortgage backed securities (Cost $19,155)	$12,583

CORPORATE BONDS: INVESTMENT GRADE — 37.9%
	Basic Materials — 0.5%
	Kimberly-Clark Corp.
$925	7.50%, 11/01/2018	$1,087

	Capital Goods — 2.2%
	Caterpillar, Inc.
134	8.25%, 12/15/2038	154
	Embraer Overseas Ltd.
400	6.38%, 01/24/2017	314
	Hutchison Whampoa International Ltd.
200	6.25%, 01/24/2014 ▪	201
	Tyco Electronics Group S.A.
727	6.00%, 10/01/2012	673
763	6.55%, 10/01/2017	630
	Tyco International Ltd.
792	8.50%, 01/15/2019	841
	United Technologies Corp.
656	6.13%, 02/01/2019	711
	Xerox Corp.
1,247	6.35%, 05/15/2018	1,032

		4,556

	Consumer Cyclical — 1.5%
	CRH America, Inc.
1,000	5.63%, 09/30/2011	855
330	8.13%, 07/15/2018	250
	Delhaize Group
1,321	5.88%, 02/01/2014	1,333
	Safeway, Inc.
445	5.80%, 08/15/2012	457
270	6.25%, 03/15/2014	285

		3,180

	Consumer Staples — 2.8%
	Altria Group, Inc.
485	9.70%, 11/10/2018	531
	Anheuser-Busch Cos., Inc.
280	8.20%, 01/15/2039 ▪	282
	Anheuser-Busch InBev N.V.
955	7.75%, 01/15/2019 ▪	969
	Diageo Finance B.V.
800	5.50%, 04/01/2013	813
	General Mills, Inc.
1,010	5.70%, 02/15/2017	1,030
	PepsiCo, Inc.
1,331	7.90%, 11/01/2018	1,650
	Philip Morris International, Inc.
630	6.88%, 03/17/2014	690

		5,965

Principal		Market
Amount		Value +
	Energy — 2.1%
	ConocoPhillips
$875	6.50%, 02/01/2039	$872
	Devon Energy Corp.
473	6.30%, 01/15/2019	473
	Gazprom International S.A.
177	7.20%, 02/01/2020 • ◘	145
	Nabors Industries, Inc.
470	9.25%, 01/15/2019 ▪	453
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,500	5.30%, 09/30/2020 ▪	1,098
	Sempra Energy
588	9.80%, 02/15/2019	680
	Shell International Finance B.V.
570	6.38%, 12/15/2038	596
	TNK-BP Finance S.A.
200	7.50%, 03/13/2013 ▪	152

		4,469

	Finance — 13.6%
	ABX Financing Co.
680	6.35%, 10/15/2036 ▪	515
	Aetna, Inc.
880	6.75%, 12/15/2037	786
	American Real Estate Partners L.P.
685	7.13%, 02/15/2013	558
	Arden Realty L.P.
150	5.20%, 09/01/2011	148
	BAE Systems Holdings, Inc.
1,443	6.40%, 12/15/2011 ▪	1,458
	Bank of America Corp.
2,000	2.10%, 04/30/2012	1,980
	Berkshire Hathaway Finance Corp.
563	5.00%, 08/15/2013	581
	BP Capital Markets plc
1,114	5.25%, 11/07/2013	1,183
	Citigroup, Inc.
550	2.13%, 04/30/2012	545
647	8.30%, 12/21/2057 Δ	336
170	8.40%, 04/30/2018 Δ ♠	62
	Comerica Capital Trust II
1,654	6.58%, 02/20/2037 Δ	684
	Corpoacion Andina De Fomento
190	5.20%, 05/21/2013	168
270	5.75%, 01/12/2017	218
	COX Communications, Inc.
350	6.25%, 06/01/2018 ▪	319
	Credit Agricole S.A.
1,115	6.64%, 05/31/2017 ▪ Δ ♠	396
	Deutsche Bank Capital Funding Trust
90	5.63%, 01/31/2049 ▪	32
	Goldman Sachs Capital Trust II
2,457	5.79%, 06/01/2012 Δ ♠	882
	Goldman Sachs Group, Inc.
125	5.15%, 01/15/2014	115

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	ILFC E-Capital Trust II
$4,410	6.25%, 12/21/2065 ▪ Δ	$1,446
	International Lease Finance Corp.
669	6.38%, 03/25/2013	491
	Jackson National Life Global Funding
980	5.38%, 05/08/2013 ▪	908
	Janus Capital Group, Inc.
1,105	6.70%, 06/15/2017	707
	JP Morgan Chase & Co.
850	5.13%, 09/15/2014	819
925	7.90%, 04/30/2018 ♠	703
	Kuzneski (Bank of Moscow)
200	7.50%, 11/25/2015 Δ	90
	Lincoln National Corp.
530	6.05%, 04/20/2067	239
	Lloyds Banking Group plc
500	5.92%, 09/01/2049 ▪	100
	MBNA America Bank N.A.
1,005	7.13%, 11/15/2012 ▪	1,011
	Mellon Capital IV
764	6.24%, 06/20/2012 Δ ♠	405
	National City Corp.
912	12.00%, 12/10/2012 ♠	820
	Northgroup Preferred Capital Corp.
638	6.38%, 10/15/2017 ⌂ Δ ♠	266
	PNC Preferred Funding Trust II
1,600	6.11%, 03/15/2012 ▪ Δ ♠	770
	Pricoa Global Funding I
490	1.27%, 01/30/2012 ▪ Δ	358
	Progressive Corp.
730	6.70%, 06/15/2037 Δ	411
	Prudential Financial, Inc.
905	8.88%, 06/15/2038 Δ	585
	RBS Capital Trust IV
3,350	2.26%, 09/30/2014 Δ ♠	554
	Rio Tinto Finance USA Ltd.
1,425	5.88%, 07/15/2013	1,254
	Shurgard Storage Centers, Inc.
75	5.88%, 03/15/2013	57
	State Street Capital Trust III
560	8.25%, 03/15/2011 Δ	426
	State Street Capital Trust IV
735	3.00%, 06/15/2037 Δ	251
	Transcapitalinvest Ltd.
400	5.67%, 03/05/2014 ◘	292
	UBS Preferred Funding Trust I
1,920	8.62%, 10/01/2010 ♠	908
	Unicredito Italiano Capital Trust
920	9.20%, 10/05/2010 ▪ ♠	350
	UnitedHealth Group, Inc.
1,251	4.88%, 02/15/2013	1,188
	US Bank Realty Corp.
725	6.09%, 01/15/2012 ▪ Δ ♠	292

Principal		Market
Amount		Value +
	Finance (continued)
	USB Capital IX
$1,300	6.19%, 04/15/2011 Δ ♠	$546
	Wells Fargo Bank NA
555	2.36%, 05/16/2016 Δ	442
	Wells Fargo Capital XIII
272	7.70%, 03/26/2013 Δ ♠	195
	Westfield Group
500	5.70%, 10/01/2016 ▪	371
	Westpac Capital Trust IV
100	5.26%, 12/29/2049 ▪	49
	ZFS Finance USA Trust I
721	6.50%, 05/09/2037 ▪ Δ	324

		28,594

	Foreign Governments — 0.1%
	El Salvador (Republic of)
220	8.50%, 07/25/2011 ⌂	222

	Health Care — 0.7%
	Amgen, Inc.
236	6.40%, 02/01/2039	245
	Covidien International Finance S.A.
394	5.45%, 10/15/2012	397
	CVS Caremark Corp.
1,500	6.30%, 06/01/2037 Δ	817

		1,459

	Services — 2.2%
	Allied Waste North America, Inc.
385	6.88%, 06/01/2017	373
	Comcast Corp.
516	6.30%, 11/15/2017	518
	News America, Inc.
346	6.15%, 03/01/2037	301
	President & Fellows of Harvard
368	6.00%, 01/15/2019 ▪	396
	Reed Elsevier Capital, Inc.
491	7.75%, 01/15/2014	486
	Time Warner Entertainment Co., L.P.
1,210	8.38%, 07/15/2033	1,222
	Waste Management, Inc.
1,343	6.10%, 03/15/2018	1,268

		4,564

	Technology — 6.3%
	Agilent Technologies, Inc.
744	6.50%, 11/01/2017	554
	AT&T, Inc.
1,060	6.55%, 02/15/2039	1,057
	Cingular Wireless Services, Inc.
210	8.13%, 05/01/2012 ‡	229
455	8.75%, 03/01/2031	536
	Deutsche Telekom International Finance B.V.
416	6.75%, 08/20/2018	448
	France Telecom S.A.
150	7.75%, 03/01/2011 Δ	159
	Hanaro Telecom, Inc.
140	7.00%, 02/01/2012 ▪	120

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Technology (continued)
	IBM Corp.
$1,046	6.50%, 10/15/2013	$1,171
	Oracle Corp.
1,105	6.50%, 04/15/2038	1,202
	Rogers Cable, Inc.
205	8.75%, 05/01/2032	210
	Rogers Communications, Inc.
971	6.80%, 08/15/2018	1,010
931	7.50%, 03/15/2015	947
	Telecom Italia Capital
1,597	7.72%, 06/04/2038 ‡	1,491
	Verizon Wireless
1,417	5.55%, 02/01/2014 ▪	1,408
1,467	8.50%, 11/15/2018 ▪	1,683
	Vodafone Group plc
1,166	6.15%, 02/27/2037	1,131

		13,356

	Transportation — 0.7%
	Canadian Pacific Railway Co.
470	5.75%, 05/15/2013	439
385	5.95%, 05/15/2037	261
	Carnival Corp.
110	6.65%, 01/15/2028	84
	Continental Airlines, Inc.
100	6.56%, 02/15/2012	84
	Norfolk Southern Corp.
630	5.75%, 04/01/2018	607

		1,475

	Utilities — 5.2%
	CenterPoint Energy Resources Corp.
207	6.63%, 11/01/2037	140
	Commonwealth Edison Co.
1,405	5.80%, 03/15/2018	1,353
	Duke Energy Corp.
441	6.35%, 08/15/2038	439
250	7.00%, 11/15/2018	287
	Electricite De France
560	6.95%, 01/26/2039 ▪	577
	Florida Power Corp.
296	5.80%, 09/15/2017	314
	Kinder Morgan Energy Partners L.P.
230	6.50%, 02/01/2037	207
	Northern States Power Co.
400	6.25%, 06/01/2036	415
	Pacific Gas & Electric Energy Recovery Funding LLC
701	8.25%, 10/15/2018	866
	Public Service Co. of Colorado
874	6.50%, 08/01/2038	937
	Sierra Pacific Power Co.
788	5.45%, 09/01/2013	761
	Southern California Edison Co.
964	5.75%, 03/15/2014	1,048

Principal		Market
Amount		Value +
	Utilities (continued)
	Spectra Energy Corp.
$915	5.90%, 09/15/2013	$865
	Taqa Abu Dhabi National Energy Co.
1,325	5.62%, 10/25/2012 ▪	1,275
	TransCanada Pipelines Ltd.
1,410	7.25%, 08/15/2038	1,405

		10,889

	Total corporate bonds: investment grade (Cost $95,257)	$79,816
CORPORATE BONDS: NON-INVESTMENT GRADE — 6.6%
	Basic Materials — 0.5%
	Evraz Group S.A.
$220	8.88%, 04/24/2013 ▪	$137
	Graham Packaging Co., Inc.
650	8.50%, 10/15/2012	497
	Lupatech Finance, Ltd.
380	9.88%, 07/10/2012 ⌂ ♠	288
	Vedanta Resources plc
400	8.75%, 01/15/2014 ▪	268

		1,190

	Capital Goods — 0.1%
	Bombardier, Inc.
215	6.30%, 05/01/2014 ▪	174

	Consumer Cyclical — 0.6%
	Desarrolladora Homes S.A.
330	7.50%, 09/28/2015	230
	KB Home & Broad Home Corp.
200	6.38%, 08/15/2011	170
	Parkson Retail Group Ltd.
460	7.88%, 11/14/2011	341
	SGS International, Inc.
150	12.00%, 12/15/2013	75
	Stater Brothers Holdings, Inc.
105	8.13%, 06/15/2012	104
	Urbi Desarrollos Urbanos
430	8.50%, 04/19/2016 ◘	318

		1,238

	Consumer Staples — 0.1%
	MHP S.A.
365	10.25%, 11/30/2011 ⌂	137
	Sino-Forest Corp.
125	9.13%, 08/17/2011 ◘	101

		238

	Energy — 0.6%
	Chesapeake Energy Corp.
800	7.00%, 08/15/2014	706
	Inergy L.P.
150	8.25%, 03/01/2016	136
	Noble Group Ltd.
600	6.63%, 03/17/2015 ▪	378

		1,220

	Finance — 0.7%
	Alfa Bank
265	8.20%, 06/25/2012 ▪	167

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Finance (continued)
	Citigroup (JSC Severstal)
$233	9.25%, 04/19/2014 ◘	$142
	Drummond Co., Inc.
390	7.38%, 02/15/2016 ⌂	218
	LPL Holdings, Inc.
1,380	10.75%, 12/15/2015 ⌂	966
	TuranAlem Finance B.V.
100	7.75%, 04/25/2013 ⌂	39

		1,532

	Foreign Governments — 0.1%
	Argentina (Republic of)
320	7.00%, 10/03/2015	105
	Venezuela (Republic of)
420	9.00%, 05/07/2023 ◘	190

		295

	Health Care — 0.3%
	HCA, Inc.
165	9.25%, 11/15/2016	158
	IASIS Healthcare Capital Corp.
490	8.75%, 06/15/2014	431

		589

	Services — 0.3%
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016	427
	Belo Corp.
175	7.25%, 09/15/2027	100
	Sheridan Group, Inc.
150	10.25%, 08/15/2011 ⌂	96

		623

	Technology — 2.6%
	Advanced Micro Devices, Inc.
775	5.75%, 08/15/2012 ۞	241
470	6.00%, 05/01/2015 ▪ ۞	140
	Canwest MediaWorks L.P.
400	9.25%, 08/01/2015 ▪	58
	Charter Communications Operating LLC
415	8.00%, 04/30/2012 ▪	353
	Citizens Communications Co.
440	9.00%, 08/15/2031	328
	Intelsat Bermuda Ltd.
730	9.25%, 06/15/2016 ⌂	606
	Intelsat Corp.
600	9.25%, 06/15/2016 ▪	549
	Intelsat Ltd.
360	7.63%, 04/15/2012	288
	Maxcom Telecomunicaciones
400	11.00%, 12/15/2014	300
	Mediacom LLC
250	7.88%, 02/15/2011	235
	MetroPCS Wireless, Inc.
720	9.25%, 11/01/2014	667
	Qwest Communications International, Inc.
820	7.50%, 02/15/2014	701
	Sanmina-Sci Corp.
260	4.75%, 06/15/2014 ▪ Δ	151

Principal		Market
Amount		Value +
	Technology (continued)
	Vimpelcom
$200	8.38%, 04/30/2013 ▪	$146
	Windstream Corp.
685	8.63%, 08/01/2016	674

		5,437

	Transportation — 0.5%
	Continental Airlines, Inc.
76	6.80%, 08/02/2018	53
	Grupo Senda Autotransporte
410	10.50%, 10/03/2015 ⌂	223
	PHI, Inc.
385	7.13%, 04/15/2013	246
	United Air Lines, Inc.
547	7.19%, 04/01/2011	526

		1,048

	Utilities — 0.2%
	Copano Energy LLC
315	8.13%, 03/01/2016	258
	Markwest Energy Partners L.P.
125	8.50%, 07/15/2016	92
	Tennessee Gas Pipeline Co.
100	8.38%, 06/15/2032	95

		445

	Total corporate bonds: non-investment grade (Cost $18,562)	$14,029

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 6.5%
	Basic Materials — 1.1%
	Cenveo, Inc.
$55	3.28%, 06/21/2013 ±	$33
	Georgia-Pacific Corp.
617	4.10%, 12/20/2012 ±	531
	Goodyear Tire & Rubber Co.
171	2.22%, 04/30/2014 ±	125
	Huntsman International LLC
291	2.16%, 04/19/2014 ±	205
	Jarden Corp.
407	3.21%, 01/24/2012 ±	348
1,202	3.96%, 01/24/2012 ±	1,051

		2,293

	Capital Goods — 0.1%
	Yankee Candle Co.
190	3.40%, 02/06/2014 ±	102

	Consumer Cyclical — 0.7%
	AM General LLC
69	4.62%, 09/30/2013 ±	52
	American General Finance Corp.
3	0.33%, 09/30/2012 ±	2
	Aramark Corp., Letter of Credit
29	2.04%, 01/26/2014 ±	26
	Aramark Corp., Term Loan B
460	3.33%, 01/26/2014 ±	401
	Ford Motor Co.
1,134	5.00%, 12/16/2013 ±	406

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Consumer Cyclical (continued)
	Lear Corp.
$161	3.24%, 04/25/2012 ±	$72
	Michaels Stores, Inc.
185	2.77%, 10/31/2013 ±	112
	Roundy’s Supermarkets, Inc.
110	3.19%, 11/03/2011 ±	89
	William Carter Co.
429	2.03%, 07/14/2012 ±	369

		1,529

	Consumer Staples — 0.3%
	Dole Food Co., Inc.
94	0.66%, 04/12/2013 ±	77
166	2.48%, 04/12/2013 ±	137
618	2.94%, 04/12/2013 ±	508

		722

	Finance — 0.0%
	Amerigroup Corp.
51	2.44%, 03/26/2012 ± *	45
	Crescent Resources LLC
276	6.17%, 09/07/2012 ⌂ ±	43

		88

	Health Care — 0.9%
	Carestream Health, Inc.
917	2.84%, 04/30/2013 ±	709
	HCA, Inc.
422	2.96%, 11/17/2012 ±	362
342	3.71%, 11/17/2013 ±	283
	HealthSouth Corp.
36	4.49%, 03/10/2013 ±	31
	Invitrogen Corp.
350	5.25%, 09/30/2015 ±	342
	Skilled Healthcare Group, Inc.
74	2.71%, 06/15/2012 ±	58
	Vanguard Health Holdings Co. II LLC
74	3.27%, 09/23/2011 ±	64

		1,849

	Services — 1.7%
	Affinion Group, Inc.
185	4.65%, 10/17/2012 ±	133
	Bresnan Communications LLC
1,000	3.13%, 09/29/2013 ±	810
	Cedar Fair L.P.
342	2.41%, 08/30/2012 ±	259
	inVentiv Health, Inc.
490	3.21%, 07/07/2014 ±	412
	Las Vegas Sands Corp., Delayed Draw Term Loan 1
17	2.16%, 05/23/2014 ±	8
	Las Vegas Sands Corp., Term Loan B
82	2.16%, 05/23/2014 ±	40
	R.H. Donnelley, Inc.
660	6.44%, 06/30/2011 ±	419
	Regal Cinemas, Inc.
415	5.21%, 10/27/2013 ±	375

Principal		Market
Amount		Value +
	Services (continued)
	SunGard Data Systems, Inc.
$325	3.71%, 02/28/2014 ±	$252
	UPC Financing Partnership
500	2.20%, 12/31/2014 ±	398
	West Corp.
496	7.25%, 10/24/2013 ±	397
	WideOpenWest Finance LLC
539	7.44%, 06/29/2015 ⌂ ±	108

		3,611

	Technology — 1.2%
	Charter Communications Operating LLC
64	3.44%, 03/06/2014 ±	49
	CSC Holdings, Inc.
492	2.08%, 03/29/2013 ±	442
	DaVita, Inc.
400	1.91%, 10/05/2012 ±	363
	Fleetcor Technologies Operating Co. LLC, Delayed Draw Term Loan
163	2.70%, 04/30/2013 ±	98
	Fleetcor Technologies Operating Co. LLC, Term Loan B
805	2.73%, 04/30/2013 ±	483
	Intelsat Bermuda Ltd., Term Loan B 2A
62	3.93%, 01/03/2014 ±	54
	Intelsat Bermuda Ltd., Term Loan B 2B
62	3.93%, 01/03/2014 ±	54
	Intelsat Bermuda Ltd., Term Loan B 2C
62	3.93%, 01/03/2014 ±	53
	MetroPCS Wireless, Inc.
173	4.49%, 11/04/2013 ±	149
	RCN Corp.
985	3.75%, 04/19/2014 ±	709
	Time Warner Telecom Holdings, Inc.
46	3.00%, 01/07/2013 ±	39

		2,493

	Utilities — 0.5%
	NRG Energy, Inc.
97	1.36%, 02/01/2013 ±	90
196	2.66%, 02/01/2013 ±	182
	Texas Competitive Electric Holdings Co. LLC
1,099	3.91%, 10/12/2014 ±	761

		1,033

	Total senior floating rate interests: non-investment grade (Cost $18,313)	$13,720

U.S. GOVERNMENT AGENCIES — 30.9%
	Federal Home Loan Mortgage Corporation — 14.8%
	Mortgage Backed Securities:
$363	5.50%, 2032	$374
14,056	6.00%, 2037	14,516
3,720	6.50%, 2037 — 2038	3,882
3,170	6.50%, 2037 □	3,308

		22,080

	Remic — Pac’s:
8,842	6.00%, 2032	9,097

		31,177

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT AGENCIES (continued)
	Federal National Mortgage Association — 15.3%
	Mortgage Backed Securities:
$541	5.00%, 2017 — 2022	$556
193	5.21%, 2035 Δ	198
2,561	5.50%, 2032 — 2034	2,630
754	5.98%, 2037 Δ	778
4,826	6.00%, 2036 — 2037	4,980
17,349	6.50%, 2036 — 2038	18,094
4,874	7.00%, 2038	5,125

		32,361

	Other Government Agencies — 0.8%
	Small Business Administration Participation Certificates:
717	4.92%, 2023	739
823	5.35%, 2026	863

		1,602

	Total U.S. government agencies (Cost $63,725)	$65,140

U.S. GOVERNMENT SECURITIES — 2.6%
	U.S. Treasury Securities — 2.6%
	U.S. Treasury Notes:
$66	0.88%, 2010	$66
680	1.25%, 2010	685
2,672	1.50%, 2013	2,633
135	2.00%, 2013	136
1,802	3.75%, 2018	1,941

	Total U.S. government securities (Cost $5,552)	$5,461

	Total long-term investments (Cost $220,564)	$190,749

Shares
SHORT-TERM INVESTMENTS — 3.1%
	Investment Pools and Funds — 0.0%
8	JP Morgan U.S. Government Money Market Fund	$8
—	State Street Bank U.S. Government Money Market Fund	—

		8

Principal
Amount
Repurchase Agreements — 3.1%
BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $5,647, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $5,751)
$5,647	0.25% dated 01/30/2009	5,647

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $963, collateralized by FNMA 5.50% — 6.00%, 2027 — 2048, value of $983)
$963	0.25% dated 01/30/2009		$963

			6,610

	Total short-term investments (Cost $6,618)		$6,618

	Total investments (Cost $227,182) ▲	93.6%	$197,367
	Other assets and liabilities	6.4%	13,421

	Total net assets	100.0%	$210,788

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.82% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $227,219 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,394
Unrealized Depreciation	(34,246)

Net Unrealized Depreciation	$(29,852)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $409, which represents 0.19% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

♠	Perpetual maturity security. Maturity date shown is the first call date.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $19,834, which represents 9.41% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2009, the market value of these securities amounted to $1,188 or 0.56% of net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2009.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $39.

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2009.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
03/2004	$2,588	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 — 144A	$57
07/2004	7,041	Banc of America Commercial Mortgage, Inc., 5.75%, 06/10/2039 — 144A	39
03/2006	200	Bayview Commercial Asset Trust, 0.76%, 04/25/2036 — 144A	200
05/2007 — 12/2008	5,456	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 — 144A	778
08/2007	10,011	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	1,382
08/2006	50	Capital Automotive Receivables Asset Trust, 5.77%, 05/20/2010 — 144A	50
04/2006 — 08/2007	5,058	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 — 06/25/2038 — 144A	165
11/2006 — 08/2007	6,230	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 — 144A	565
01/2007	200	Citigroup Mortgage Loan Trust, Inc., 2.89%, 01/25/2037 — 144A	166
03/2004	5,013	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 — 144A	129
07/2007	203	Credit-Based Asset Servicing and Securitization, 0.66%, 05/25/2036 — 144A	199
02/2007	276	Crescent Resources LLC, 6.17%, 09/07/2012	276
08/2008 — 01/2009	390	Drummond Co., Inc., 7.38%, 02/15/2016 — 144A	328
12/2008	220	El Salvador (Republic of), 8.50%, 07/25/2011 — Reg S	207
07/2004	3	Equity One ABS, Inc., 2.89%, 07/25/2034	3

Period			Cost
Acquired	Par	Security	Basis
06/2006	$8,112	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	$32
12/2005	54,453	GE Capital Commercial Mortgage Corp., 6.35%, 11/10/2045 — 144A	53
08/2006	270	GMAC Mortgage Corp. Loan Trust, 5.75%, 10/25/2036	270
05/2007	198	Greenwich Capital Commercial Funding Corp., 1.64%, 11/05/2021 — 144A	192
05/2007	189	Greenwich Capital Commercial Funding Corp., 1.84%, 11/05/2021 — 144A	183
05/2008 — 11/2008	410	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	378
06/2006 — 06/2007	730	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	771
03/2007	75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 — 08/2006	2,100	JP Morgan Chase Commercial Mortgage Securities Corp., 5.50%, 01/15/2038 — 144A	56
04/2005 — 10/2007	21,182	LB-UBS Commercial Mortgage Trust, 5.26%, 06/15/2036 — 144A	36
09/2006	120	Lehman Brothers Small Balance Commercial, 5.62%, 09/25/2036 — 144A	120
03/2006	45	Long Beach Asset Holdings Corp., 5.78%, 04/25/2046 — 144A	45
09/2007 — 08/2008	1,380	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	1,368
11/2008	380	Lupatech Finance, Ltd., 9.88%, 07/10/2012 — Reg S	219
09/2006 — 11/2006	440	Marlin Leasing Receivables LLC, 5.33%, 09/16/2013 — 144A	440
11/2006 — 01/2007	265	MHP S.A., 10.25%, 11/30/2011 — 144A	269
09/2007	100	MHP S.A., 10.25%, 11/30/2011 — Reg S	100
04/2007	22	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	22
05/2007	638	Northgroup Preferred Capital Corp., 6.38%, 10/15/2017 — 144A	638
03/2007	725	Option One Mortgage Loan Trust, Class M6, 6.99%, 03/25/2037	711
03/2007	500	Option One Mortgage Loan Trust, Class M7, 6.99%, 03/25/2037	461
03/2007	475	Option One Mortgage Loan Trust, Class M8, 6.99%, 03/25/2037	415
03/2006	80	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	80
03/2006	200	Renaissance Home Equity Loan Trust, 6.16%, 05/25/2036	200
08/2007	600	Renaissance Home Equity Loan Trust, Class M5, 7.00%, 09/25/2037	452
08/2007	750	Renaissance Home Equity Loan Trust, Class M8, 7.00%, 09/25/2037	415
07/2005 — 02/2006	150	Sheridan Group, Inc., 10.25%, 08/15/2011	154
10/2007	100	TuranAlem Finance B.V., 7.75%, 04/25/2013 — Reg S	89
09/2006	250	Wachovia Automotive Loan Owner Trust, 5.15%, 07/20/2012 — 144A	250

The Hartford Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Period			Cost
Acquired	Par	Security	Basis
10/2006	$260	Wachovia Automotive Loan Owner Trust, 5.29%, 06/20/2012 — 144A	$260
02/2004	6,148	Wachovia Bank Commercial Mortgage Trust, 5.50%, 02/15/2041 — 144A	121
06/2007	1,220	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 — 144A	1,215
03/2008	958	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	773
06/2007 — 01/2009	539	WideOpenWest Finance LLC, 7.44%, 06/29/2015	523

The aggregate value of these securities at January 31, 2009 was $8,504 which represents 4.03% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.

Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	186	Long	Mar 2009	$(27)
5 Year U.S. Treasury Note	56	Long	Mar 2009	(102)
10 Year U.S. Treasury Note	60	Short	Mar 2009	49
U.S. Long Bond	45	Long	Mar 2009	(38)

				$(118)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Credit Default Swap Agreements Outstanding at January 31, 2009

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase Bank	CDX North American High Yield Index	Buy	5.00%	12/20/13	$2,376	$43
JP Morgan Chase Bank	CDX North American High Yield Index	Buy	5.00%	12/20/13	1,188	(17)

						$26

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE — 0.6%
	Consumer Cyclical — 0.1%
	William Carter Co.
$1,478	2.03%, 07/14/2012 ±	$1,271

	Health Care — 0.2%
	Fresenius Medical Care AG
995	2.85%, 03/31/2013 ±	896
	Orthofix Holdings, Inc.
677	6.33%, 09/22/2013 ±	545

		1,441

	Services — 0.2%
	Regal Cinemas, Inc.
1,940	5.21%, 10/27/2013 ±	1,752

	Technology — 0.1%
	Windstream Corp.
985	2.59%, 07/17/2013 ±	893

	Total senior floating rate interests: non-investment grade (Cost $6,014)	$5,357

U.S. GOVERNMENT SECURITIES — 93.6%
	U.S. Treasury Securities — 93.6%
	U.S. Treasury Bonds:
$2,985	1.75%, 2028 ◄	$2,694
23,975	2.00%, 2026 ◄	23,759
131,327	2.38%, 2025 — 2027 ◄	137,105
51,310	2.50%, 2029 ◄	51,116
5,000	3.63%, 2028 ◄	7,572

		222,246

	U.S. Treasury Notes:
25,090	1.38%, 2018 ◄	23,789
7,137	1.63%, 2015 ◄	7,697
42,575	1.88%, 2013 — 2015 ◄	46,652
282,300	2.00%, 2012 — 2016 ◄	309,490
47,852	2.38%, 2017 ◄	51,382
44,905	2.50%, 2016 ◄	48,503
12,585	2.63%, 2017 ◄	13,475
64,641	3.00%, 2012 ◄	79,115
1,715	3.38%, 2012 ◄	2,127

		582,230

	Total U.S. government securities (Cost $800,666)	$804,476

Contracts
PUT OPTIONS PURCHASED — 0.2%
	Long Call Future Option Contract — 0.2%
	U.S. Bond Future Option
1	Expiration: May, 2009, Exercise Price:
	$120.00 Ø	$1,755

	Total put options purchased (Cost $1,620)	$1,755

	Total long-term investments (Cost $808,300)	$811,588

		Market
Shares		Value +
SHORT-TERM INVESTMENTS — 1.7%
	Investment Pools and Funds — 1.2%
5,022	JP Morgan U.S. Government Money Market Fund	$5,022
—	State Street Bank U.S. Government Money Market Fund	—
5,000	Wells Fargo Advantage Government Money Market Fund	5,000

		10,022

Principal
Amount
	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $803, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $818)
$803	0.25% dated 01/30/2009	803
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $137, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $140)
137	0.25% dated 01/30/2009	137

		940

	U.S. Treasury Bills — 0.4%
3,050	0.10%, 04/16/2009 о □		3,049

	Total short-term investments (Cost $14,012)		$14,011

	Total investments (Cost $822,312) ▲	96.1%	$825,599
	Other assets and liabilities	3.9%	33,951

	Total net assets	100.0%	$859,550

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $841,278 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,602
Unrealized Depreciation	(30,281)

Net Unrealized Depreciation	$(15,679)

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2009.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2009.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)

5 Year U.S. Treasury Note	40	Short	Mar 2009	$(13)
10 Year U.S. Treasury Note	40	Short	Mar 2009	36
Euro Bond Future	25	Long	Mar 2009	34
Euro Bond Future	30	Long	Mar 2009	66

				$123

*	The number of contracts does not omit 000’s.

Ø	At January 31, 2009, purchased options were designated to cover open put options written as follows (see Note 3 in the Notes to Financial Statements in the most recent semi-annual or annual report.):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
U.S. Bond Future Option	582	$118.00	May 2009	$1,419	$1,290

				$1,419	$1,290

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Buy)	$8,219	$8,240	04/07/09	$(21)
Euro (Buy)	8,241	8,460	04/08/09	(219)
Euro (Sell)	8,241	8,390	04/08/09	149
Japanese Yen (Buy)	4,606	4,571	02/10/09	35
Japanese Yen (Buy)	4,608	4,588	02/27/09	20
Japanese Yen (Sell)	4,608	4,679	02/27/09	71
Japanese Yen (Buy)	4,322	4,213	03/04/09	109
Japanese Yen (Buy)	2,295	2,332	03/04/09	(37)
Japanese Yen (Sell)	4,322	4,295	03/04/09	(27)

				$80

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Internatinal Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.7%
	Belgium — 0.8%
1,419	Hansen Transmissions •	$2,184

	Brazil — 3.4%
323	Companhia Vale do Rio Doce ADR	4,557
177	Petroleo Brasileiro S.A. ADR	4,627

		9,184

	Canada — 8.3%
158	Barrick Gold Corp.	5,916
99	Canadian Natural Resources Ltd.	3,529
53	EnCana Corp.	2,363
57	Potash Corp. of Saskatchewan, Inc.	4,260
116	Research In Motion Ltd. •	6,426

		22,494

	China — 1.4%
20	Baidu, Inc. ADR •	2,537
105	LDK Solar Co., Ltd. •	1,270

		3,807

	Denmark — 0.3%
14	Vestas Wind Systems A/S •	687

	Finland — 0.4%
55	Fortum Corp.	1,075

	France — 8.1%
18	BNP Paribas	678
34	Ipsen	1,347
23	Neopost S.A.	1,827
120	Sanofi-Aventis S.A.	6,748
120	Total S.A.	5,995
27	Vallourec	2,624
107	Vivendi S.A.	2,750

		21,969

	Germany — 10.5%
50	Allianz SE	4,232
40	Beiersdorf AG	1,938
81	Fresenius Medical Care AG & Co.	3,645
7	Merck KGaA	613
100	Metro AG	3,630
29	Muenchener
	Rueckversicherungs-Gesellschaft AG	3,781
96	S.p.A.	3,375
39	Salzgitter AG	2,863
78	Siemens AG	4,378

		28,455

	Hong Kong — 1.1%
319	China Mobile Ltd.	2,872

	Israel — 2.4%
153	Teva Pharmaceutical Industries Ltd. ADR	6,354

	Japan — 15.0%
153	Denso Corp.	2,767
32	East Japan Railway Co.	2,156
36	Eisai Co., Ltd.	1,304
17	Fanuc Ltd.	1,031
187	Honda Motor Co., Ltd.	4,288

		Market
Shares		Value +
	Japan (continued)
295	Komatsu Ltd.	$3,047
37	Mitsui Fudosan Co., Ltd.	477
1,186	Mizuho Financial Group, Inc.	2,934
14	Nintendo Co., Ltd.	4,185
402	Nomura Holdings, Inc.	2,601
3	Rakuten, Inc. •	1,890
47	Shin-Etsu Chemical Co., Ltd.	2,199
277	Softbank Corp.	4,276
62	Tokyo Electron Ltd.	2,284
268	Toshiba Corp.	936
42	Uni-Charm Corp.	2,915
4	Yahoo Japan Corp.	1,323

		40,613

	Netherlands — 9.1%
169	ASML Holding N.V.	2,796
501	Koninklijke (Royal) KPN N.V.	6,673
395	Koninklijke Ahold N.V.	4,741
125	Qiagen N.V. •	2,129
277	Royal Dutch Shell plc Class A	6,876
56	Unilever N.V. CVA	1,237

		24,452

	Norway — 0.9%
252	Renewable Energy Corp. AS •	2,525

	Spain — 0.8%
58	Industria de Diseno Textil S.A.	2,203

	Sweden — 2.0%
37	Hennes & Mauritz Ab	1,409
99	Swedish Match Ab	1,332
353	Telefonaktiebolaget LM Ericsson	2,778

		5,519

	Switzerland — 8.9%
215	ABB Ltd.	2,791
63	Actelion Ltd. •	3,438
1	Barry Callebaut AG	306
67	Julius Baer Holding Ltd.	1,977
93	Nestle S.A.	3,206
36	Roche Holding AG	5,087
4	Syngenta AG	763
20	Synthes, Inc.	2,455
310	UBS AG •	3,891

		23,914

	United Kingdom — 21.3%
2,210	Arm Holdings plc	2,923
74	AstraZeneca plc	2,841
325	Autonomy Corp. plc •	5,115
283	BHP Billiton plc	4,724
353	BP plc	2,501
146	British American Tobacco plc	4,001
407	Capita Group plc	4,090
1,224	easyJet plc •	5,272
149	Imperial Tobacco Group plc	4,065
877	Michael Page International plc	2,760
42	Reckitt Benckiser Group plc	1,609
169	Rio Tinto plc	3,635
636	Sainsbury plc	3,054
235	Standard Chartered plc	2,969
2,769	Vodafone Group plc	5,143

The Hartford Internatinal Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	United Kingdom (continued)
753	Wm Morrison Supermarkets	$2,943

		57,645

	Total common stock (Cost $277,025)	$255,952

Principal
Amount
SHORT-TERM INVESTMENTS — 5.1%
	Repurchase Agreements — 5.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $18, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $19)
$18	0.25% dated 01/30/2009	$18
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $5,334, collateralized by GNMA 6.00%, 2038, value of $5,440)
5,333	0.28% dated 01/30/2009	5,333
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,218, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $3,282)
3,218	0.29% dated 01/30/2009	3,218
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $4,143, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $4,226)
4,143	0.28% dated 01/30/2009	4,143
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $882, collateralized by U.S. Treasury Note 6.00%, 2009, value of $899)
882	0.27% dated 01/30/2009	882

Total short-term investments (Cost $13,594)		$13,594

Total investments (Cost $290,619) ▲	99.8%	$269,546
Other assets and liabilities	0.2%	665

Total net assets	100.0%	$270,211

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.72% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $353,617 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,021
Unrealized Depreciation	(90,092)

Net Unrealized Depreciation	$(84,071)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$59	$58	02/02/09	$(1)
British Pound (Sell)	4,275	4,207	02/03/09	(68)
British Pound (Buy)	147	147	02/04/09	—
Canadian Dollar (Buy)	1,032	1,031	02/04/09	1
Danish Krone (Sell)	1,273	1,316	02/02/09	43
Danish Krone (Sell)	582	582	02/04/09	—
Euro (Buy)	667	690	02/02/09	(23)
Euro (Sell)	3,801	3,838	02/03/09	37
Euro (Sell)	129	129	02/04/09	—
Japanese Yen (Buy)	2,847	2,865	02/02/09	(18)
Japanese Yen (Buy)	2,270	2,270	02/03/09	—
Japanese Yen (Sell)	849	850	02/04/09	1
Norwegian Krone (Buy)	745	747	02/04/09	(2)
Swedish Krona (Sell)	497	521	02/02/09	24
Swedish Krona (Buy)	1,380	1,413	02/03/09	(33)
Swedish Krona (Sell)	684	702	02/03/09	18
Swedish Krona (Buy)	1,317	1,320	02/04/09	(3)
Swiss Franc (Buy)	344	348	02/02/09	(4)
Swiss Franc (Buy)	892	899	02/03/09	(7)
Swiss Franc (Sell)	564	564	02/04/09	—

				$(35)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	2.6%
Banks	2.4
Capital Goods	7.1
Commercial & Professional Services	2.5
Diversified Financials	3.2
Energy	9.4
Food & Staples Retailing	5.3
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	2.2
Household & Personal Products	2.4
Insurance	3.0
Materials	10.7
Media	1.0
Pharmaceuticals, Biotechnology & Life Sciences	11.2
Real Estate	0.2
Retailing	2.0
Semiconductors & Semiconductor Equipment	3.4
Software & Services	6.1
Technology Hardware & Equipment	4.4
Telecommunication Services	7.1
Transportation	2.8
Utilities	0.4
Short-Term Investments	5.1
Other Assets and Liabilities	0.2

Total	100.0%

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 85.7%
	Canada — 5.8%
205	Brookfield Asset Management, Inc.	$3,210
104	Canadian Natural Resources Ltd.	3,705
63	EnCana Corp.	2,821
142	Toronto-Dominion Bank	4,599

		14,335

	Denmark — 1.2%
54	Novo Nordisk A/S	2,858

	France — 9.3%
280	France Telecom S.A.	6,276
93	Groupe Danone	4,792
38	L’Oreal S.A.	2,498
45	Michelin (C.G.D.E.) Class B	1,775
155	Total S.A.	7,735

		23,076

	Germany — 5.9%
45	Allianz SE	3,796
76	Deutsche Boerse AG	3,835
35	E.On AG	1,127
26	Muenchener Rueckversicherungs-Gesellschaft AG	3,394
22	S.p.A.	782
29	Siemens AG	1,651

		14,585

	Hong Kong — 1.8%
273	Esprit Holdings Ltd.	1,446
2,518	Shangri-La Asia Ltd.	2,933

		4,379

	India — 0.7%
66	Reliance Industries Ltd.	1,762

	Ireland — 2.6%
167	CRH plc	3,891
144	Ryanair Holdings plc •	522
83	Ryanair Holdings plc ADR •	2,000

		6,413

	Israel — 2.1%
126	Teva Pharmaceutical Industries Ltd. ADR	5,231

	Japan — 13.8%
47	Astellas Pharma, Inc.	1,791
122	Denso Corp.	2,214
50	East Japan Railway Co.	3,384
69	Eisai Co., Ltd.	2,513
217	Fuji Heavy Industries Ltd.	625
28	Honda Motor Co., Ltd.	650
1	Japan Tobacco, Inc.	2,786
236	Mitsubishi Electric Corp.	1,083
186	Mitsubishi Estate Co., Ltd.	2,439
5	Nintendo Co., Ltd.	1,488
84	Nippon Telegraph & Telephone Corp.	4,049
10	Nitori Co., Ltd.	727
59	Olympus Corp.	947
29	Secom Co., Ltd.	1,201
108	Softbank Corp.	1,665
82	Sumitomo Mitsui Financial Group, Inc.	3,238

		Market
Shares		Value +
	Japan (continued)
463	Tokyo Gas Co., Ltd.	$2,190
356	Toshiba Corp.	1,243

		34,233

	Mexico — 0.5%
151	Cemex S.A. de C.V. ADR •	1,172

	Netherlands — 2.7%
404	Koninklijke (Royal) KPN N.V.	5,375
59	Unilever N.V. CVA	1,303

		6,678

	South Korea — 0.6%
4	Samsung Electronics Co., Ltd.	1,490

	Spain — 2.9%
89	Banco Bilbao Vizcaya Argentaria S.A.	831
157	Enagas	2,717
49	Industria de Diseno Textil S.A.	1,873
40	Red Electrica Corporacion S.A.	1,624

		7,045

	Sweden — 0.8%
132	Assa Abloy Ab	1,324
18	Hennes & Mauritz Ab	676

		2,000

	Switzerland — 10.2%
47	Julius Baer Holding Ltd.	1,402
162	Nestle S.A.	5,610
61	Novartis AG	2,497
46	Roche Holding AG	6,523
22	Synthes, Inc.	2,667
518	UBS AG •	6,489

		25,188

	Taiwan — 1.3%
634	Hon Hai Precision Industry Co., Ltd.	1,117
290	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,187

		3,304

	United Kingdom — 23.5%
127	AstraZeneca plc	4,897
184	BG Group plc	2,516
209	BHP Billiton plc	3,487
715	BP plc	5,064
54	British American Tobacco plc	1,482
292	British Land Co. plc	1,908
632	HSBC Holding plc	4,907
202	Imperial Tobacco Group plc	5,519
712	National Grid plc	6,647
331	Rio Tinto plc	7,112
253	SABMiller plc	4,125
167	Standard Chartered plc	2,107
4,150	Vodafone Group plc	7,708
218	Wolseley plc	541

		58,020

	Total common stock (Cost $275,110)	$211,769

EXCHANGE TRADED FUNDS — 8.2%
	United States — 8.2%
251	iShares MSCI EAFE Index Fund	$9,710
270	iShares MSCI Emerging Markets Index Fund	6,119
92	iShares MSCI Japan	773

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
EXCHANGE TRADED FUNDS (continued)
	United States (continued)
106	iShares MSCI Pac Ex	$2,382
48	iShares S&P Eur 350	1,286

	Total exchange traded funds (Cost $25,811)	$20,270

	Total long-term investments (Cost $300,921)	$232,039

Principal
Amount
SHORT-TERM INVESTMENTS — 6.6%
	Repurchase Agreements — 6.6%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $22, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $22)
$22	0.25% dated 01/30/2009		$22
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $6,408, collateralized by GNMA 6.00%, 2038, value of $6,536)
6,407	0.28% dated 01/30/2009		6,407
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,866, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $3,943)
3,866	0.29% dated 01/30/2009		3,866
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $4,978, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $5,077)
4,978	0.28% dated 01/30/2009		4,978
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,059, collateralized by U.S. Treasury Note 6.00%, 2009, value of $1,080)
1,059	0.27% dated 01/30/2009		1,059

	Total short-term investments (Cost $16,332)		$16,332

	Total investments (Cost $317,253) ▲	100.5%	$248,371
	Other assets and liabilities	(0.5)%	(1,129)

	Total net assets	100.0%	$247,242

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 85.65% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $326,810 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,895
Unrealized Depreciation	(80,334)

Net Unrealized Depreciation	$(78,439)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$2,933	$2,879	02/02/09	$54
Euro (Sell)	473	489	02/02/09	16
Euro (Sell)	841	851	02/03/09	10
Hong Kong Dollar (Buy)	274	274	02/02/09	—
Japanese Yen (Buy)	520	523	02/02/09	(3)
Japanese Yen (Buy)	1,064	1,064	02/03/09	—
Swedish Krona (Buy)	247	259	02/02/09	(12)

				$65

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Diversification by Industry
as of January 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	2.1%
Banks	6.4
Capital Goods	1.8
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.3
Consumer Services	1.2
Diversified Financials	12.9
Energy	9.4
Food, Beverage & Tobacco	10.3
Health Care Equipment & Services	1.5
Household & Personal Products	1.0
Insurance	2.9
Materials	6.4
Pharmaceuticals, Biotechnology & Life Sciences	10.6
Real Estate	1.8
Retailing	2.0
Semiconductors & Semiconductor Equipment	1.5
Software & Services	0.9
Technology Hardware & Equipment	0.9
Telecommunication Services	10.2
Transportation	2.4
Utilities	5.9
Short-Term Investments	6.6
Other Assets and Liabilities	(0.5)

Total	100.0%

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.7%
	Australia — 4.5%
267	AJ Lucas Group Ltd.	$651
475	Incitec Pivot Ltd.	780
327	Karoon Gas Australia Ltd. •	610
137	Ramsay Health Care Ltd.	868
62	Sims Metal Management Ltd.	653
533	Whitehaven Coal Ltd.	544
120	Worleyparsons Ltd.	1,114

		5,220

	China — 1.9%
45	Mindray Medical International Ltd.	936
768	Shandong Weigao Group Medical Polymer Co., Ltd.	1,306

		2,242

	Denmark — 0.9%
15	Carlsberg A/S Class B	502
28	H. Lundbeck A/S	578

		1,080

	France — 15.0%
17	April Group	540
26	BioMerieux S.A.	2,002
16	Bureau Veritas S.A.	606
11	Cegedim S.A.	429
25	Eurofins Scientific	1,138
8	Guerbet S.A.	1,051
40	Ipsen	1,552
55	Korian	1,273
36	Maurel ET Prom	339
136	Rhodia S.A.	603
47	Scor Se	947
23	Seche Environment	1,268
59	Sechilienne S.A.	2,186
6	Vallourec	600
16	Vilmorin & Cie	1,756
15	Virbac S.A.	1,034

		17,324

	Germany — 5.5%
104	ElringKlinger AG	935
12	K+S AG	554
134	Kontron AG	1,128
75	Praktiker Bau-Und Heimwerkermaerkte Holding AG	557
56	Rhoen-Klinikum AG	1,132
10	Salzgitter AG	699
39	Stada Arzneimittel AG	945
4	Vossloh AG	377

		6,327

	Hong Kong — 1.6%
110	ASM Pacific Technology	336
1,425	Huabao International Holdings Ltd.	912
555	Shangri-La Asia Ltd.	646

		1,894

	Italy — 3.2%
171	Antichi Pellettieri S.p.A.	478
144	DiaSorin S.p.A.	2,612
422	Immobiliare Grande Distribuzione	588

		3,678

	Japan — 30.2%
66	Aeon Delight Co., Ltd.	1,438

		Market
Shares		Value +
	Japan (continued)
97	Air Water, Inc.	$783
155	Asics Corp.	1,154
26	Benesse Corp.	1,127
—	EPS Co., Ltd.	1,347
80	Hitachi Metals Ltd.	412
155	Iino Kaiun Kaisha Ltd.	970
4	Jupiter Telecommunications Co., Ltd.	3,354
46	Kobayashi Pharmaceutical Co., Ltd.	1,749
33	Miura Co., Ltd.	749
29	Moshi Moshi Hotline, Inc.	632
154	Nabtesco Corp.	941
66	Nippon Electric Glass Co., Ltd.	436
51	OBIC Business Consultants Ltd.	1,962
8	OBIC Co., Ltd.	1,217
—	Osaka Securities Exchange Co., Ltd.	1,198
30	Point, Inc.	1,326
2	Rakuten, Inc. •	1,130
117	Securities Carbon Ltd.	398
46	Shinko Electric Industries Co., Ltd.	387
369	Shinko Plantech Co., Ltd.	2,834
162	Shionogi & Co., Ltd.	3,473
23	Square Enix Holdings Co. Ltd	609
34	Sumco Corp.	445
19	Sundrug Co., Ltd.	427
36	Sysmex Corp.	1,084
37	Tsumura & Co.	1,220
35	Unicharm Petcare Corp.	1,162
6	Yamada Denki Co., Ltd.	375
106	Yokogawa Electric Corp.	483

		34,822

	Korea (republic of) — 0.7%
8	NHN Corp. •	743

	Liechtenstein — 0.6%
7	Verwalt & Privat-Bank AG	741

	Netherlands — 1.0%
13	Smit International N.V.	585
154	Spazio Investment N.V.	614

		1,199

	Norway — 3.2%
848	DNO International ASA •	535
59	Kongsberg Gruppen ASA	2,558
26	Yara International ASA	587

		3,680

	Papua New Guinea — 0.7%
248	New Britain Palm Oil Ltd.	807

	Singapore — 1.1%
1,293	Goodpack Ltd.	672
551	Hyflux Ltd.	639

		1,311

	South Korea — 1.8%
47	Korea Plant Service & Engineering Co., Ltd. •	899
4	Megastudy Co., Ltd. •	490
12	Mirae Asset Securities Co., Ltd.	642

		2,031

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Spain — 1.5%
57	Grifols S.A.	$991
93	Laboratorios Almiral S.A.	774

		1,765

	Sweden — 2.7%
148	Lundin Petroleum Ab •	728
117	Sweco Ab	531
138	Swedish Match Ab	1,866

		3,125

	Switzerland — 6.2%
8	Bachem Holding AG Class B	521
102	Dufry Group	1,650
26	Julius Baer Holding Ltd.	757
89	Paris RE Holdings Ltd.	1,340
125	Temenos Group AG •	1,096
10	Valiant Holding AG	1,781

		7,145

	United Kingdom — 14.8%
282	Babcock International Group plc	2,058
27	Chemring Group plc	905
308	Clapham House Group plc •	374
93	Close Brothers Group plc	667
146	Connaught plc	757
360	Domino’s Pizza UK & IRL plc	1,115
831	Hampson Industries plc	996
129	Hamworthy KSE	388
216	ICAP plc	735
132	IG Group Holdings plc	555
153	Lancashire Holdings Ltd. •	1,007
437	Mears Group plc	1,736
132	Rexam plc	594
115	Rightmove	279
826	Senior plc	353
170	SSL International plc	1,238
121	Ultra Electronics Holdings plc	2,027
149	VT Group plc	1,278

		17,062

	United States — 0.6%
13	New Oriental Education & Technology Group, Inc. ADR •	641

	Total common stock (Cost $153,749)	$112,837

Principal
Amount
SHORT-TERM INVESTMENTS — 3.4%
	Repurchase Agreements — 3.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $5, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $5)
$5	0.25% dated 01/30/2009	$5
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,560, collateralized by GNMA 6.00%, 2038, value of $1,591)
1,559	0.28% dated 01/30/2009	1,559

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $941, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $960)
$941	0.29% dated 01/30/2009		$941
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,212, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $1,236)
1,212	0.28% dated 01/30/2009		1,212
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $258, collateralized by U.S. Treasury Note 6.00%, 2009, value of $263)
258	0.27% dated 01/30/2009		258

	Total short-term investments (Cost $3,975)		$3,975

	Total investments (Cost $157,724) ▲	101.1%	$116,812
	Other assets and liabilities	(1.1)%	(1,294)

	Total net assets	100.0%	$115,518

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.12% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $173,770 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,570
Unrealized Depreciation	(60,528)

Net Unrealized Depreciation	$(56,958)

•	Currently non-income producing.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Buy)	$590	$580	02/02/09	$10
British Pound (Sell)	485	484	02/04/09	(1)
Hong Kong Dollar (Buy)	64	64	02/02/09	—
Hong Kong Dollar (Buy)	43	43	02/03/09	—
Japanese Yen (Sell)	86	87	02/02/09	1
Japanese Yen (Buy)	793	793	02/03/09	—
Japanese Yen (Buy)	458	458	02/04/09	—

				$10

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2009

Percentage of
Industry	Net Assets
Automobiles & Components	0.8%
Banks	1.5
Capital Goods	10.9
Commercial & Professional Services	8.1
Consumer Durables & Apparel	1.4
Consumer Services	3.8
Diversified Financials	4.6
Energy	5.9
Food & Staples Retailing	0.4
Food, Beverage & Tobacco	5.2
Health Care Equipment & Services	12.0
Household & Personal Products	1.5
Insurance	3.4
Materials	5.8
Media	3.1
Pharmaceuticals, Biotechnology & Life Sciences	11.9
Real Estate	1.0
Retailing	4.4
Semiconductors & Semiconductor Equipment	2.0
Software & Services	4.9
Technology Hardware & Equipment	0.8
Transportation	1.9
Utilities	2.4
Short-Term Investments	3.4
Other Assets and Liabilities	(1.1)

Total	100.0%

The Hartford LargeCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.2%
	Capital Goods — 8.0%
1	3M Co.	$71
2	AMETEK, Inc.	52
1	Boeing Co.	58
1	Danaher Corp.	52
1	Donaldson Co., Inc.	41
1	Dover Corp.	34
2	Emerson Electric Co.	69
1	Fastenal Co.	46
—	First Solar, Inc. •	47
1	Fluor Corp.	40
3	Graco, Inc.	57
2	Honeywell International, Inc.	77
2	IDEX Corp.	40
2	Joy Global, Inc.	31
1	Lockheed Martin Corp.	86
1	MSC Industrial Direct Co., Inc.	33
1	Roper Industries, Inc.	39
2	United Technologies Corp.	78
1	Valmont Industries, Inc.	28

		979

	Commercial & Professional Services — 2.6%
1	Brink’s Co.	36
2	Corporate Executive Board Co.	40
1	Dun & Bradstreet Corp.	78
3	Pitney Bowes, Inc.	66
1	Stericycle, Inc. •	60
1	Waste Management, Inc.	40

		320

	Consumer Durables & Apparel — 1.0%
2	Coach, Inc. •	32
2	Hasbro, Inc.	37
1	NIKE, Inc. Class B	50

		119

	Consumer Services — 6.0%
1	Apollo Group, Inc. Class A •	81
2	Burger King Holdings, Inc.	38
1	Choice Hotels International, Inc.	39
1	DeVry, Inc.	52
2	H & R Block, Inc.	32
1	ITT Educational Services, Inc. •	93
3	McDonald’s Corp.	176
1	Panera Bread Co. Class A •	58
—	Strayer Education, Inc.	97
3	Yum! Brands, Inc.	76

		742

	Diversified Financials — 2.4%
4	Eaton Vance Corp.	70
2	Federated Investors, Inc.	45
1	Franklin Resources, Inc.	33
2	MSCI, Inc. •	37
5	SEI Investments Co.	62
4	Waddell and Reed Financial, Inc. Class A	50

		297

	Energy — 5.9%
3	Exxon Mobil Corp.	204
1	IHS, Inc. •	33
2	Murphy Oil Corp.	76

		Market
Shares		Value +
	Energy (continued)
2	Occidental Petroleum Corp.	$103
4	Oil States International, Inc. •	65
6	Patterson-UTI Energy, Inc.	60
3	Schlumberger Ltd.	109
5	Williams Cos., Inc.	76

		726

	Food & Staples Retailing — 2.9%
1	Costco Wholesale Corp.	32
2	CVS/Caremark Corp.	66
2	Kroger Co.	44
2	Sysco Corp.	48
4	Wal-Mart Stores, Inc.	167

		357

	Food, Beverage & Tobacco — 6.8%
9	Altria Group, Inc.	152
1	Campbell Soup Co.	45
2	Coca-Cola Co.	105
1	General Mills, Inc.	43
2	H.J. Heinz Co.	77
1	Hansen National Corp. •	40
1	Kellogg Co.	38
3	PepsiCo, Inc.	153
5	Philip Morris International, Inc.	180

		833

	Health Care Equipment & Services — 8.0%
1	Bard (C.R.), Inc.	73
2	Baxter International, Inc.	110
1	Becton, Dickinson & Co.	73
1	Cardinal Health, Inc.	44
1	Edwards Lifesciences Corp. •	44
2	Express Scripts, Inc. •	101
2	Hospira, Inc. •	41
3	IMS Health, Inc.	38
1	Laboratory Corp. of America Holdings •	39
1	Medco Health Solutions, Inc. •	45
2	Medtronic, Inc.	75
1	Omnicare, Inc.	36
1	Quest Diagnostics, Inc.	51
2	St. Jude Medical, Inc. •	66
1	Stryker Corp.	35
2	UnitedHealth Group, Inc.	62
1	Varian Medical Systems, Inc. •	51

		984

	Household & Personal Products — 3.8%
2	Avon Products, Inc.	38
1	Church & Dwight Co., Inc.	69
2	Colgate-Palmolive Co.	126
4	Herbalife Ltd.	82
3	Procter & Gamble Co.	154

		469

	Materials — 4.5%
1	CF Industries Holdings, Inc.	67
2	Crown Holdings, Inc. •	42
1	FMC Corp.	42
2	Intrepid Postash, Inc. •	36
1	Monsanto Co.	101
2	Mosaic Co.	75
2	Owens-Illinois, Inc. •	31

The Hartford LargeCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
1	Praxair, Inc.	$33
3	Southern Copper Corp.	38
4	Terra Industries, Inc.	84

		549

	Media — 2.3%
4	Comcast Corp. Class A	58
2	DirecTV Group, Inc. •	39
4	DISH Network Corp. •	48
2	DreamWorks Animation SKG, Inc. •	53
1	Morningstar, Inc. •	51
2	Walt Disney Co.	32

		281

	Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
3	Abbott Laboratories	180
1	Allergan, Inc.	40
4	Bristol-Myers Squibb Co.	92
3	Endo Pharmaceuticals Holdings, Inc. •	61
1	Genentech, Inc. •	91
2	Gilead Sciences, Inc. •	93
2	Johnson & Johnson	107
2	Merck & Co., Inc.	64
1	Millipore Corp. •	69
2	Perrigo Co.	59
2	Pharmaceutical Product Development, Inc.	55
3	Warner Chilcott Ltd. •	37
2	Waters Corp. •	61
5	Watson Pharmaceuticals, Inc. •	125

		1,134

	Retailing — 5.3%
1	Amazon.com, Inc. •	84
1	AutoZone, Inc. •	80
1	Best Buy Co., Inc.	36
1	Dollar Tree, Inc. •	62
5	Gap, Inc.	53
1	Kohl’s Corp. •	44
4	Limited Brands, Inc.	29
2	Lowe’s Co., Inc.	31
1	Priceline.com, Inc. •	52
2	Ross Stores, Inc.	45
1	Sherwin-Williams Co.	41
1	Target Corp.	39
3	Urban Outfitters, Inc. •	52

		648

	Semiconductors & Semiconductor Equipment — 2.3%
4	Altera Corp.	60
2	Analog Devices, Inc.	38
10	Intel Corp.	129
4	Texas Instruments, Inc.	53

		280

	Software & Services — 12.6%
1	Accenture Ltd. Class A	33
2	Adobe Systems, Inc. •	38
1	Alliance Data Systems Corp. •	35
3	Autodesk, Inc. •	53
1	Automatic Data Processing, Inc.	41
3	Broadridge Financial Solutions	40

		Market
Shares		Value +
	Software & Services (continued)
2	CA, Inc.	$41
4	Cognizant Technology Solutions Corp. •	83
5	eBay, Inc. •	57
1	Factset Research Systems, Inc.	41
1	Google, Inc. •	251
1	Mastercard, Inc.	69
20	Microsoft Corp.	339
10	Oracle Corp. •	164
3	Paychex, Inc.	80
3	Red Hat, Inc. •	39
2	Sohu.com, Inc. •	96
3	Western Union Co.	47

		1,547

	Technology Hardware & Equipment — 11.5%
2	Apple, Inc. •	190
2	Avnet, Inc. •	41
14	Cisco Systems, Inc. •	215
6	Corning, Inc.	60
4	Dell, Inc. •	42
1	Dolby Laboratories, Inc. Class A •	38
4	EMC Corp. •	43
1	FLIR Systems, Inc. •	27
5	Hewlett-Packard Co.	188
3	International Business Machines Corp.	249
5	Juniper Networks, Inc. •	65
5	Qualcomm, Inc	156
7	Western Digital Corp. •	98

		1,412

	Telecommunication Services — 0.9%
17	Qwest Communications International, Inc.	55
2	Telephone and Data Systems, Inc.	52

		107

	Transportation — 2.1%
1	Burlington Northern Santa Fe Corp.	57
1	C.H. Robinson Worldwide, Inc.	36
1	CSX Corp.	32
2	Kirby Corp. •	43
1	Norfolk Southern Corp.	47
1	Union Pacific Corp.	50

		265

	Utilities — 1.1%
9	AES Corp. •	72
5	CenterPoint Energy, Inc.	68

		140

	Total common stock (Cost $13,798)	$12,189

EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
1	iShares Russell 1000	$33

	Total exchange traded funds (Cost $33)	$33

	Total long-term investments (Cost $13,831)	$12,222

The Hartford LargeCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS — 0.1%
	Repurchase Agreements — 0.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $12, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $12)
$12	0.25% dated 01/30/2009		$12
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $2, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $2)
2	0.25% dated 01/30/2009		2

	Total short-term investments (Cost $14)		$14

	Total investments (Cost $13,845) ▲	99.6%	$12,236
	Other assets and liabilities	0.4%	53

	Total net assets	100.0%	$12,289

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.78% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $14,046 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$166
Unrealized Depreciation	(1,976)

Net Unrealized Depreciation	$(1,810)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford MidCap Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.0%
	Banks — 0.9%
391	M&T Bank Corp.	$15,204

	Capital Goods — 5.8%
146	Alliant Techsystems, Inc. •	11,766
630	AMETEK, Inc.	20,141
725	Kennametal, Inc.	11,634
791	Lennox International, Inc.	22,246
848	PACCAR, Inc.	22,371
223	Precision Castparts Corp.	14,451

		102,609

	Commercial & Professional Services — 6.6%
245	Dun & Bradstreet Corp.	18,612
1,305	Equifax, Inc. •	32,252
396	Manpower, Inc.	11,267
1,877	Republic Services, Inc.	48,543
386	Robert Half International, Inc.	6,548

		117,222

	Consumer Durables & Apparel — 1.6%
655	Mattel, Inc.	9,300
44	NVR, Inc. •	18,663

		27,963

	Consumer Services — 4.3%
122	Apollo Group, Inc. Class A •	9,937
410	DeVry, Inc.	21,941
222	ITT Educational Services, Inc. •	27,233
647	Scientific Games Corp. Class A •	8,134
36	Strayer Education, Inc.	7,857

		75,102

	Diversified Financials — 1.0%
68	Blackrock, Inc.	7,431
413	State Street Corp.	9,613

		17,044

	Energy — 5.6%
815	Denbury Resources, Inc. •	9,970
679	Forest Oil Corp. •	10,185
481	Noble Energy, Inc.	23,550
666	Smith International, Inc.	15,109
658	St. Mary Land & Exploration Co.	12,728
505	Ultra Petroleum Corp. •	18,091
308	Whiting Petroleum Corp. •	8,923

		98,556

	Food & Staples Retailing — 2.4%
114	BJ’s Wholesale Club, Inc. •	3,281
758	Kroger Co.	17,050
1,288	Supervalu, Inc.	22,590

		42,921

	Food, Beverage & Tobacco — 0.0%
1	Hormel Foods Corp.	26

	Health Care Equipment & Services — 11.5%
811	Beckman Coulter, Inc.	40,318
216	Cerner Corp. •	7,277
1,458	Community Health Systems, Inc. •	27,177
663	Humana, Inc. •	25,128
763	Omnicare, Inc.	21,339
1,235	Patterson Cos., Inc. •	22,712
696	St. Jude Medical, Inc. •	25,299
425	Universal Health Services, Inc. Class B	16,079

		Market
Shares		Value +
	Health Care Equipment & Services (continued)
474	Varian Medical Systems, Inc. •	$17,607

		202,936

	Household & Personal Products — 1.5%
543	Clorox Co.	27,206

	Insurance — 6.7%
510	AON Corp.	18,903
243	Axis Capital Holdings Ltd.	5,886
312	Everest Re Group Ltd.	19,625
412	Fidelity National Financial, Inc.	6,023
150	First American Financial Corp.	3,265
480	Marsh & McLennan Cos., Inc.	9,279
132	PartnerRe Ltd.	8,617
1,117	Unum Group	15,817
882	W.R. Berkley Corp.	23,350
30	White Mountains Insurance Group Ltd.	7,300

		118,065

	Materials — 4.1%
635	Ball Corp.	24,338
334	FMC Corp.	14,885
378	Mosaic Co.	13,465
278	Nucor Corp.	11,332
643	Sealed Air Corp.	8,709

		72,729

	Media — 2.2%
1,256	DreamWorks Animation SKG, Inc. •	27,561
487	Scripps Networks Interactive Class A	10,447

		38,008

	Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
1,176	Amylin Pharmaceuticals, Inc. •	13,590
92	Cephalon, Inc. •	7,087
1,106	Life Technologies Corp. •	28,164
74	Myriad Genetics, Inc. •	5,540
267	Onyx Pharmaceuticals, Inc. •	8,125
472	Perrigo Co.	13,850
702	Pharmaceutical Product Development, Inc.	16,766
509	Regeneron Pharmaceuticals, Inc. •	8,901
488	Vertex Pharmaceuticals, Inc. •	16,122

		118,145

	Real Estate — 0.4%
514	Kimco Realty Corp.	7,396

	Retailing — 7.5%
547	Advance Automotive Parts, Inc.	17,900
119	AutoZone, Inc. •	15,827
894	Best Buy Co., Inc.	25,053
530	Dick’s Sporting Goods, Inc. •	5,836
1,016	O’Reilly Automotive, Inc. •	29,538
297	Sherwin-Williams Co.	14,192
980	Staples, Inc.	15,621
425	Tiffany & Co.	8,823

		132,790

	Semiconductors & Semiconductor Equipment — 2.5%
1,291	Altera Corp.	19,854
1,183	Lam Research Corp. •	23,905

		43,759

The Hartford MidCap Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services — 9.5%
405	BMC Software, Inc. •	$10,249
1,114	Electronic Arts, Inc. •	17,192
418	Factset Research Systems, Inc.	16,624
797	Global Payments, Inc.	27,664
269	McAfee, Inc. •	8,205
766	Micros Systems •	11,026
1,407	Red Hat, Inc. •	20,611
927	VeriSign, Inc. •	17,908
2,750	Western Union Co.	37,561

		167,040

	Technology Hardware & Equipment — 5.1%
759	Diebold, Inc.	18,806
265	FLIR Systems, Inc. •	6,622
140	Itron, Inc. •	9,148
1,511	NCR Corp. •	18,964
1,785	NetApp, Inc. •	26,474
759	Teradata Corp. •	9,970

		89,984

	Telecommunication Services — 1.1%
648	American Tower Corp. Class A •	19,652

	Transportation — 1.3%
427	J.B. Hunt Transport Services, Inc.	9,502
233	Kansas City Southern •	4,238
264	Landstar System, Inc.	9,477

		23,217

	Utilities — 5.7%
1,404	DPL, Inc.	30,258
1,450	Northeast Utilities	34,501
1,422	UGI Corp.	36,066

		100,825

	Total common stock (Cost $2,194,029)	$1,658,399

Principal
Amount
SHORT-TERM INVESTMENTS — 5.2%
	Repurchase Agreements — 5.2%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $122, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $124)
$121	0.25% dated 01/30/2009	$121
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $35,791, collateralized by GNMA 6.00%, 2038, value of $36,506)
35,790	0.28% dated 01/30/2009	35,790
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $21,593, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $22,024)
21,592	0.29% dated 01/30/2009	21,592

Principal		Market
Amount		Value +
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $27,804, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $28,360)
$27,804	0.28% dated 01/30/2009	$27,804
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $5,916, collateralized by U.S. Treasury Note 6.00%, 2009, value of $6,034)
5,916	0.27% dated 01/30/2009	5,916

	Total short-term investments (Cost $91,223)	$91,223

Total investments (Cost $2,285,252) ▲	99.2%	$1,749,622
Other assets and liabilities	0.8%	14,144

Total net assets	100.0%	$1,763,766

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,297,923 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$40,627
Unrealized Depreciation	(588,928)
Net Unrealized Depreciation	$(548,301)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford MidCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 99.3%
	Capital Goods — 10.1%
2	AMETEK, Inc.	$66
3	Carlisle Cos., Inc.	64
2	Donaldson Co., Inc.	69
2	Dover Corp.	69
1	Flowserve Corp.	56
5	Fluor Corp.	181
8	Foster Wheeler Ltd. •	159
2	Goodrich Corp.	63
3	Hubbell, Inc. Class B	85
4	IDEX Corp.	86
3	Jacobs Engineering Group, Inc. •	134
6	Joy Global, Inc.	120
4	KBR, Inc.	51
1	L-3 Communications Holdings, Inc.	66
11	McDermott International, Inc. •	115
2	MSC Industrial Direct Co., Inc.	60
2	Parker-Hannifin Corp.	64
2	Precision Castparts Corp.	135
4	Shaw Group, Inc. •	108
4	Textron, Inc.	33
3	URS Corp. •	89
1	W.W. Grainger, Inc.	57

		1,930

	Commercial & Professional Services — 3.1%
2	Dun & Bradstreet Corp.	147
2	FTI Consulting, Inc. •	65
4	Iron Mountain, Inc. •	75
3	Pitney Bowes, Inc.	68
4	Republic Services, Inc.	98
3	Robert Half International, Inc.	47
2	Stericycle, Inc. •	90

		590

	Consumer Durables & Apparel — 2.2%
8	Coach, Inc. •	123
2	Hasbro, Inc.	59
2	Polo Ralph Lauren Corp.	71
17	Pulte Homes, Inc.	172

		425

	Consumer Services — 7.0%
3	Apollo Group, Inc. Class A •	240
2	Burger King Holdings, Inc.	49
2	DeVry, Inc.	87
6	H & R Block, Inc.	134
1	ITT Educational Services, Inc. •	129
4	Marriott International, Inc. Class A	67
2	Panera Bread Co. Class A •	72
13	Starbucks Corp. •	124
1	Strayer Education, Inc.	137
3	Tim Hortons, Inc.	76
8	Yum! Brands, Inc.	224

		1,339

	Diversified Financials — 5.1%
4	Eaton Vance Corp.	84
3	Federated Investors, Inc.	57
1	IntercontinentalExchange, Inc. •	77
3	Lazard, Ltd.	84
5	Nasdaq Stock Market, Inc. •	108
4	Northern Trust Corp.	204

		Market
Shares		Value +
	Diversified Financials (continued)
6	SEI Investments Co.	$81
4	SLM Corp. •	50
5	T. Rowe Price Group, Inc.	127
4	TD Ameritrade Holding Corp. •	40
4	Waddell and Reed Financial, Inc. Class A	58

		970

	Energy — 10.3%
7	Arch Coal, Inc.	104
5	Cameron International Corp. •	127
2	Consol Energy, Inc.	46
6	Denbury Resources, Inc. •	69
7	El Paso Corp.	53
2	Encore Acquisition Co. •	46
3	ENSCO International, Inc.	69
9	Helix Energy Solutions Group, Inc. •	48
1	IHS, Inc. •	59
6	Massey Energy Co.	85
3	Murphy Oil Corp.	114
3	Noble Corp.	74
2	Noble Energy, Inc.	109
2	Oceaneering International, Inc. •	64
3	Oil States International, Inc. •	60
6	Patterson-UTI Energy, Inc.	60
4	Petrohawk Energy Corp. •	71
4	Pride International, Inc. •	72
9	Quicksilver Resources, Inc. •	63
2	Range Resources Corp.	75
4	Smith International, Inc.	96
3	Southwestern Energy Co. •	107
2	Sunoco, Inc.	86
7	Tesoro Corp.	127
5	W&T Offshore, Inc.	67

		1,951

	Food, Beverage & Tobacco — 3.2%
2	Campbell Soup Co.	59
4	Dean Foods Co. •	75
5	H.J. Heinz Co.	179
2	Hansen National Corp. •	62
3	Hershey Co.	125
2	Lorillard, Inc.	115

		615

	Health Care Equipment & Services — 8.4%
2	Bard (C.R.), Inc.	152
3	Dentsply International, Inc.	77
5	Express Scripts, Inc. •	258
3	Henry Schein, Inc. •	94
5	Hill-Rom Holdings, Inc.	75
6	Hlth Corp. •	71
3	Humana, Inc. •	97
4	IMS Health, Inc.	64
3	Laboratory Corp. of America Holdings •	161
2	Lincare Holdings, Inc. •	43
2	Omnicare, Inc.	50
3	Quest Diagnostics, Inc.	128
6	St. Jude Medical, Inc. •	225
3	Varian Medical Systems, Inc. •	95

		1,590

The Hartford MidCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Household & Personal Products — 2.5%
3	Alberto-Culver Co.	$61
8	Avon Products, Inc.	168
1	Church & Dwight Co., Inc.	53
2	Energizer Holdings, Inc. •	75
2	Estee Lauder Co., Inc.	59
2	Herbalife Ltd.	49

		465

	Insurance — 0.6%
3	Brown & Brown, Inc.	57
2	W.R. Berkley Corp.	64

		121

	Materials — 4.7%
14	AK Steel Holding Corp.	114
6	Celanese Corp.	67
17	Century Aluminum Co. •	60
3	CF Industries Holdings, Inc.	131
6	Cliff’s Natural Resources, Inc.	129
2	Rohm & Haas Co.	135
2	Schnitzer Steel Industries, Inc.	68
10	Steel Dynamics, Inc.	108
4	Terra Industries, Inc.	90

		902

	Media — 1.8%
3	DreamWorks Animation SKG, Inc. •	58
14	Interpublic Group of Cos., Inc. •	48
5	Liberty Media Corp. — Entertainment •	92
3	McGraw-Hill Cos., Inc.	74
2	Morningstar, Inc. •	77

		349

	Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
4	Allergan, Inc.	154
1	Cephalon, Inc. •	53
3	Forest Laboratories, Inc. •	81
4	Life Technologies Corp. •	97
6	Pharmaceutical Product Development, Inc.	148
3	Vertex Pharmaceuticals, Inc. •	89
2	Waters Corp. •	78
3	Watson Pharmaceuticals, Inc. •	92

		792

	Real Estate — 1.2%
1	Federal Realty Investment Trust	45
8	Forest City Enterprises, Inc. Class A	57
4	Plum Creek Timber Co., Inc.	121

		223

	Retailing — 5.7%
1	AutoZone, Inc. •	127
2	Bed Bath & Beyond, Inc. •	50
2	Dollar Tree, Inc. •	82
9	Gap, Inc.	98
4	Kohl’s Corp. •	147
14	Limited Brands, Inc.	110
2	Priceline.com, Inc. •	142
3	Ross Stores, Inc.	87
2	Sherwin-Williams Co.	75
4	TJX Cos., Inc.	78

		Market
Shares		Value +
	Retailing (continued)
6	Urban Outfitters, Inc. •	$92

		1,088

	Semiconductors & Semiconductor Equipment — 7.7%
8	Altera Corp.	115
9	Analog Devices, Inc.	189
14	Broadcom Corp. Class A •	219
11	Integrated Device Technology, Inc. •	64
8	Intersil Corp.	71
5	KLA-Tencor Corp.	108
6	Linear Technology Corp.	129
23	Marvell Technology Group Ltd. •	164
13	National Semiconductor Corp.	128
20	NVIDIA Corp. •	157
7	Xilinx, Inc.	116

		1,460

	Software & Services — 8.6%
14	Activision Blizzard, Inc. •	121
4	Alliance Data Systems Corp. •	155
11	Autodesk, Inc. •	182
2	BMC Software, Inc. •	50
4	Broadridge Financial Solutions	57
2	Citrix Systems, Inc. •	50
5	Electronic Arts, Inc. •	78
2	Factset Research Systems, Inc.	64
2	Fiserv, Inc. •	54
1	Global Payments, Inc.	49
2	Intuit, Inc. •	50
21	Novell, Inc. •	78
9	Paychex, Inc.	215
9	Red Hat, Inc. •	132
5	Salesforce.com, Inc. •	122
2	Sohu.com, Inc. •	82
5	VeriSign, Inc. •	104

		1,643

	Technology Hardware & Equipment — 4.8%
11	AVX Corp.	104
7	Ciena Corp. •	44
2	Dolby Laboratories, Inc. Class A •	51
13	JDS Uniphase Corp. •	46
10	Juniper Networks, Inc. •	135
11	NetApp, Inc. •	164
4	SanDisk Corp. •	50
12	Seagate Technology	46
5	Trimble Navigation Ltd. •	71
14	Western Digital Corp. •	202

		913

	Telecommunication Services — 3.8%
6	American Tower Corp. Class A •	177
2	Leap Wireless International, Inc. •	43
25	Qwest Communications International, Inc.	80
15	SBA Communications Corp. •	298
2	Telephone and Data Systems, Inc.	69
6	Windstream Corp.	55

		722

	Transportation — 1.3%
3	C.H. Robinson Worldwide, Inc.	115
3	Expeditors International of Washington, Inc.	90

The Hartford MidCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
2	J.B. Hunt Transport Services, Inc.	$47

		252

	Utilities — 3.0%
8	AES Corp. •	65
7	CenterPoint Energy, Inc.	91
2	Constellation Energy Group, Inc.	53
2	Energen Corp.	51
4	NRG Energy, Inc. •	100
2	PPL Corp.	49
4	Questar Corp.	151

		560

	Total common stock (Cost $24,060)	$18,900

EXCHANGE TRADED FUNDS — 0.6%
	Other Investment Pools and Funds — 0.6%
4	iShares Russell Midcap Growth	$109

	Total exchange traded funds (Cost $108)	$109

	Total long-term investments (Cost $24,168)	$19,009

Principal
Amount
SHORT-TERM INVESTMENTS — 0.7%
	Repurchase Agreements — 0.4%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $65, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $66)
$65	0.25% dated 01/30/2009		$65
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $11, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $11)
11	0.25% dated 01/30/2009		11

			76

	U.S. Treasury Bills — 0.3%
60	0.03%, 04/29/2009 о		60

	Total short-term investments (Cost $136)		$136
	Total investments (Cost $24,304) ▲	100.6%	$19,145
	Other assets and liabilities	(0.6)%	(113)

	Total net assets	100.0%	$19,032

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.83% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $26,187 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$419
Unrealized Depreciation	(7,461)

Net Unrealized Depreciation	$(7,042)

•	Currently non-income producing.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.3%
	Automobiles & Components — 0.5%
223	TRW Automotive Holdings Corp. •	$690

	Banks — 1.8%
3	Banco Santander S.A. ADR	22
13	Beneficial Mutual Bancorp, Inc. •	122
52	Comerica, Inc.	865
25	M&T Bank Corp.	980
243	Popular, Inc.	665
2	Signature Bank •	38

		2,692

	Capital Goods — 5.5%
15	AGCO Corp. •	313
34	Alliant Techsystems, Inc. •	2,772
36	Dover Corp.	1,015
100	Pentair, Inc.	2,282
54	URS Corp. •	1,829

		8,211

	Commercial & Professional Services — 0.6%
94	R.R. Donnelley & Sons Co.	917

	Consumer Durables & Apparel — 6.1%
126	MDC Holdings, Inc.	3,864
139	Newell Rubbermaid, Inc.	1,126
95	Toll Brothers, Inc. •	1,624
45	V.F. Corp.	2,510

		9,124

	Diversified Financials — 7.2%
33	Affiliated Managers Group, Inc. •	1,334
107	Ameriprise Financial, Inc.	2,156
282	CIT Group, Inc.	788
110	Invesco Ltd.	1,298
308	PHH Corp. •	3,398
154	TD Ameritrade Holding Corp. •	1,731

		10,705

	Energy — 3.6%
87	Cie Gen Geophysique ADR •	1,049
105	Newfield Exploration Co. •	2,011
26	Noble Energy, Inc.	1,272
46	SBM Offshore N.V.	558
365	Uranium One, Inc. •	551

		5,441

	Food, Beverage & Tobacco — 6.4%
2,247	Chaoda Modern Agriculture	1,419
127	Dean Foods Co. •	2,454
3,504	First Pacific Co., Ltd.	1,261
182	Marfig Frigorificos E Comer •	534
5,069	Marine Harvest •	1,094
54	Perdigao S.A.	749
174	Smithfield Foods, Inc. •	2,059

		9,570

	Health Care Equipment & Services — 5.9%
57	Amerisource Bergen Corp.	2,056
141	Cigna Corp.	2,449
25	Humana, Inc. •	940
28	Laboratory Corp. of America Holdings •	1,646
52	West Pharmaceutical Services	1,721

		8,812

		Market
Shares		Value +
	Insurance — 10.1%
45	Everest Re Group Ltd.	$2,854
73	Fidelity National Financial, Inc.	1,061
41	First American Financial Corp.	889
26	PartnerRe Ltd.	1,677
94	Platinum Underwriters Holdings Ltd.	2,606
102	Reinsurance Group of America, Inc.	3,625
171	Unum Group	2,423

		15,135

	Materials — 8.8%
36	Agrium U.S., Inc.	1,215
136	Celanese Corp.	1,445
46	Cliff’s Natural Resources, Inc.	1,054
85	FMC Corp.	3,779
58	Greif, Inc.	1,767
20	JSR Corp.	240
88	Owens-Illinois, Inc. •	1,674
94	Pactiv Corp. •	2,041

		13,215

	Media — 1.1%
346	Virgin Media, Inc.	1,569

	Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
53	Endo Pharmaceuticals Holdings, Inc. •	1,180
15	H. Lundbeck A/S	312
448	Impax Laboratories, Inc. •	2,008
158	Theravance, Inc. •	2,076

		5,576

	Real Estate — 4.1%
235	Annaly Capital Management, Inc.	3,557
109	Kimco Realty Corp.	1,563
169	MFA Mortgage Investments, Inc.	966

		6,086

	Retailing — 4.5%
197	American Eagle Outfitters, Inc.	1,772
2,375	Buck Holdings L.P. † • ⌂	2,480
28	Genuine Parts Co.	884
81	TJX Cos., Inc.	1,579

		6,715

	Semiconductors & Semiconductor Equipment — 3.0%
198	Teradyne, Inc. •	950
187	Varian Semiconductor Equipment Associates, Inc. •	3,565

		4,515

	Software & Services — 4.4%
80	CACI International, Inc. Class A •	3,630
99	McAfee, Inc. •	3,003

		6,633

	Technology Hardware & Equipment — 6.9%
203	Arrow Electronics, Inc. •	3,863
476	Flextronics International Ltd. •	1,243
194	JDS Uniphase Corp. •	704
4,378	Kingboard Laminates Holdings	1,097
118	NetApp, Inc. •	1,750
182	Solar Cayman Ltd. † • ⌂	1,714

		10,371

	Transportation — 3.9%
68	Con-way, Inc.	1,496

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Transportation (continued)
635	Delta Air Lines, Inc. •	$4,384

		5,880

	Utilities — 10.2%
334	N.V. Energy, Inc.	3,580
169	Northeast Utilities	4,022
96	TECO Energy, Inc.	1,147
118	UGI Corp.	2,999
79	Wisconsin Energy Corp.	3,513

		15,261

	Total common stock (Cost $221,244)	$147,118

Principal
Amount
SHORT-TERM INVESTMENTS — 1.4%
	Repurchase Agreements — 1.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $3)
$3	0.25% dated 01/30/2009	$3
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $859, collateralized by GNMA 6.00%, 2038, value of $876)
859	0.28% dated 01/30/2009	859
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $518, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $529)
518	0.29% dated 01/30/2009	518
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $668, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $681)
668	0.28% dated 01/30/2009	668
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $142, collateralized by U.S. Treasury Note 6.00%, 2009, value of $145)
142	0.27% dated 01/30/2009	142

	Total short-term investments (Cost $2,190)	$2,190

Total investments (Cost $223,434) ▲	99.7%	$149,308
Other assets and liabilities	0.3%	379

Total net assets	100.0%	$149,687

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.75% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $225,885 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,875
Unrealized Depreciation	(79,452)

Net Unrealized Depreciation	$(76,577)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $4,194, which represents 2.80% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period	Shares/		Cost
Acquired	Par	Security	Basis
06/2007	2,375	Buck Holdings L.P.	$2,378
03/2007	182	Solar Cayman Ltd. - 144A	2,733

The aggregate value of these securities at January 31, 2009 was $4,194 which represents 2.80% of total net assets.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Danish Krone (Buy)	$315	$319	02/03/09	$(4)
Hong Kong Dollar (Sell)	86	86	02/02/09	—
Hong Kong Dollar (Sell)	6	6	02/03/09	—

				$(4)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Money Market Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Basic Materials — 3.1%
	Export Development Canada
$1,750	0.10%, 02/18/2009	$1,750
750	0.25%, 03/10/2009	750
3,250	0.55%, 03/05/2009	3,248
5,000	1.12%, 05/07/2009	4,985
4,250	1.68%, 03/12/2009	4,242
	Praxair, Inc.
4,250	0.65%, 04/01/2009	4,246
4,750	0.70%, 04/03/2009	4,744
4,250	0.80%, 03/09/2009	4,247

		28,212

	Consumer Cyclical — 0.8%
	Wal-Mart Stores, Inc.
7,250	0.22%, 03/03/2009	7,249

	Consumer Staples — 4.5%
	Coca Cola Co.
8,000	0.20%, 03/03/2009 — 03/27/2009	7,998
5,500	0.35%, 05/05/2009	5,495
	Colgate-Palmolive Co.
2,500	0.10%, 02/18/2009	2,500
7,250	0.10%, 02/17/2009 ▪	7,250
3,500	0.15%, 02/06/2009	3,500
	Procter & Gamble Co.
5,250	0.30%, 03/11/2009 ▪	5,248
3,250	0.30%, 03/30/2009 ▪	3,248
5,000	0.35%, 04/28/2009 ▪	4,996

		40,235

	Energy — 1.4%
	ConocoPhillips
5,500	0.30%, 03/04/2009 ▪	5,499
3,500	0.35%, 02/20/2009 ▪	3,499
3,250	0.37%, 02/26/2009 ▪	3,249

		12,247

	Finance — 45.7%
	American Honda Finance Corp.
2,750	1.56%, 04/02/2009 ▪Δ	2,750
4,250	2.00%, 09/18/2009 ▪Δ	4,250
	Australia & New Zealand Banking Group Ltd.
3,750	3.21%, 10/02/2009 ▪Δ Ω	3,750
	Bank of America Corp.
3,250	0.24%, 02/11/2009	3,250
9,000	0.25%, 03/23/2009	8,997
9,000	0.35%, 04/21/2009	8,993
	Bank of Nova Scotia
4,750	1.65%, 08/10/2009 ▪Δ	4,750
	BNP Paribas
3,500	1.11%, 02/17/2009	3,498
	BNP Paribas Finance, Inc.
4,750	0.56%, 04/13/2009	4,745

Principal		Market
Amount		Value +
	Finance (continued)
	Caterpillar Financial Services Corp.
$6,000	2.15%, 05/15/2009 Δ	$5,999
	Citigroup Funding, Inc.
8,750	0.23%, 03/06/2009	8,748
8,750	0.25%, 02/04/2009	8,750
	Danske Corp.
4,000	3.02%, 03/03/2009	3,990
	European Investment Bank
12,750	0.47%, 03/12/2009	12,743
5,500	1.53%, 02/17/2009	5,496
8,000	1.67%, 03/03/2009	7,991
	Federal Home Loan Bank
4,000	0.08%, 02/06/2009	4,000
7,500	0.09%, 02/02/2009	7,500
8,750	0.10%, 02/04/2009	8,750
8,750	0.14%, 03/10/2009	8,749
2,959	0.15%, 02/10/2009 — 02/27/2009	2,959
9,850	0.20%, 04/13/2009 — 04/14/2009	9,845
8,750	0.21%, 03/20/2009	8,748
3,500	0.38%, 04/28/2009	3,497
4,250	0.75%, 02/17/2009	4,249
4,100	2.01%, 05/20/2009 Δ	4,100
	Federal Home Loan Mortgage Corp.
6,750	0.05%, 02/02/2009	6,750
3,750	0.13%, 03/03/2009	3,750
5,250	0.20%, 04/17/2009	5,248
5,750	0.21%, 04/24/2009	5,747
8,750	0.25%, 03/16/2009	8,747
6,000	0.34%, 04/07/2009 Δ	6,000
8,750	0.55%, 02/09/2009	8,749
4,800	0.71%, 02/04/2009	4,800
5,000	2.36%, 02/24/2009	4,993
6,360	5.73%, 03/15/2009	6,381
	Federal National Mortgage Association
8,750	0.10%, 02/02/2009	8,750
23,750	0.15%, 02/23/2009 — 03/18/2009	23,747
3,000	0.20%, 03/11/2009	2,999
10,000	0.30%, 04/01/2009	9,996
3,750	0.37%, 04/22/2009	3,747
9,400	0.80%, 02/17/2009	9,397
4,000	2.76%, 02/11/2009	3,997
	General Electric Capital Corp.
8,650	0.25%, 03/30/2009	8,647
9,000	0.35%, 04/27/2009	8,993
2,600	0.42%, 06/24/2009 Δ Ω	2,600
	J.P. Morgan Chase Funding, Inc.
4,750	0.25%, 03/16/2009	4,749
	John Deere Capital Corp.
3,877	2.24%, 09/01/2009 Δ	3,875
	Kreditanstalt fuer Wiederaufbau
4,500	0.15%, 02/17/2009 ▪	4,500

The Hartford Money Market Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
	Finance (continued)
	Kreditanstalt fuer Wiederaufbau (continued)
$4,750	0.25%, 03/24/2009 ▪	$4,748
8,750	0.48%, 02/10/2009	8,749
	Nordea Bank Finland NY
4,500	0.39%, 04/09/2009 Δ	4,496
	Queensland Treasury Corp.
6,750	0.33%, 03/30/2009	6,746
5,000	0.86%, 03/16/2009	4,995
6,300	1.33%, 02/27/2009	6,294
	Rabobank USA
1,573	0.25%, 02/17/2009	1,573
5,000	0.45%, 02/19/2009	4,999
	Royal Bank of Canada
3,750	0.73%, 10/15/2009 ▪Δ	3,750
	Royal Bank of Canada NY
5,000	0.34%, 02/17/2009	5,000
	Royal Bank of Scotland Group plc
4,250	2.40%, 10/09/2009 ▪Δ Ω	4,250
	State Street Corp.
13,500	0.20%, 02/06/2009 — 02/11/2009	13,499
	Svenska Handelsbanken Ab
3,600	1.64%, 05/06/2009 ▪Δ Ω	3,600
	Toronto-Dominion Holdings
4,750	0.30%, 04/30/2009 ▪	4,746
	Wachovia Bank NA
6,000	1.82%, 08/04/2009 Δ Ω	6,000
	Wells Fargo & Co.
3,000	0.51%, 06/18/2009 Δ	3,000
	Westpac Banking Corp.
4,500	1.02%, 03/17/2009 ▪	4,494

		409,198

	Foreign Governments — 6.2%
	British Columbia (Province of)
3,500	0.15%, 03/12/2009	3,499
3,750	0.20%, 03/18/2009	3,749
4,700	1.15%, 03/02/2009	4,696
3,721	1.30%, 02/23/2009	3,718
5,200	1.51%, 05/26/2009 — 05/27/2009	5,175
	Ontario (Province of)
7,500	0.20%, 04/30/2009	7,496
5,250	1.28%, 02/02/2009	5,250
4,200	1.49%, 02/24/2009	4,196
	Quebec (Province of)
3,500	0.22%, 03/23/2009	3,499
4,250	0.22%, 03/31/2009 ▪	4,249
3,500	1.09%, 02/02/2009	3,500
6,500	1.19%, 03/02/2009	6,494

		55,521

Shares
Investment Pools and Funds — 5.9%
JP Morgan U.S. Government Money
22,501	Market Fund	22,501

		Market
Shares		Value +
	Investment Pools and Funds (continued)
	State Street Bank U.S. Government
8,000	Money Market Fund	$8,000
	Wells Fargo Advantage Government
22,501	Money Market Fund	22,501

		53,002

Principal
Amount
	Repurchase Agreements — 2.0%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $15,762, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $16,051)
$15,761	0.25% dated 01/30/2009	15,761
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,687, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $2,744)
2,687	0.25% dated 01/30/2009	2,687

		18,448

	Services — 1.1%
	Walt Disney Co.
3,250	0.22%, 04/27/2009	3,248
6,500	0.35%, 03/10/2009	6,498

		9,746

	Technology — 1.5%
	AT&T
4,250	1.00%, 02/04/2009 ▪	4,250
	Microsoft Corp.
4,250	0.15%, 02/19/2009	4,250
4,750	0.20%, 04/02/2009	4,748

		13,248

	U.S. Treasury Bills — 26.6%
40,000	0.09%, 03/12/2009 о	39,996
30,000	0.14%, 04/23/2009 о	29,991
29,000	0.15%, 04/29/2009 о	28,989
29,750	0.20%, 04/09/2009 о	29,739
32,000	0.31%, 02/05/2009 о	31,999
50,000	0.36%, 02/12/2009 о	49,995
28,000	0.41%, 03/05/2009 о	27,990

		238,699

	Utilities — 1.1%
	Florida Power & Light Co.
2,250	0.20%, 02/06/2009	2,249
7,500	0.25%, 02/13/2009	7,499

		9,748

	Capital Support Agreement — 0.0%
	Hartford Life, Inc. Capital Support
—	Agreement Ω		—

	Total investments (Cost $895,553) ▲	99.9%	$895,553
	Other assets and liabilities	0.1%	652

	Total net assets	100.0%	$896,205

The Hartford Money Market Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 14.58% of total net assets at January 31, 2009.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	Also represents cost for tax purposes.

Ω	The Fund has entered into a Capital Support Agreement with Hartford Life, Inc. which provides that Hartford Life, Inc. will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund’s net asset value as calculated using fair values to drop below $0.9950. Please refer to the Fund’s most recent annual report for additional information.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $87,076, which represents 9.72% of total net assets.

Δ	Variable rate securities; the yield reported is the rate in effect at January 31, 2009.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Retirement Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 95.8%
EQUITY FUNDS — 26.7%
17	The Hartford Disciplined Equity Fund, Class Y	$147
22	The Hartford Fundamental Growth Fund, Class Y •	154
19	The Hartford International Opportunities Fund, Class Y	176
26	The Hartford LargeCap Growth Fund, Class Y	147
—	The Hartford Select SmallCap Value Fund, Class Y	—
66	The Hartford Value Fund, Class Y	493

	Total equity funds (Cost $1,396)	$1,117

FIXED INCOME FUNDS — 69.1%
58	The Hartford Floating Rate Fund, Class Class Y	$382
38	The Hartford High Yield Fund, Class Y	207
19	The Hartford Income Fund, Class Y	155
43	The Hartford Inflation Plus Fund, Class Class Y	447
72	The Hartford Short Duration Fund, Class Y	658
36	The Hartford Strategic Income Fund, Class Y	268
82	The Hartford Total Return Bond Fund, Class Y	772

	Total fixed income funds (Cost $3,201)	$2,889

	Total investments in affiliated investment companies (Cost $4,597)	$4,006

EXCHANGE TRADED FUNDS — 3.0%
2	Powershares Emerging Markets Sovereign Debt Portfolio ETF	$50
2	SPDR DJ Wilshire International Real Estate ETF	40
1	SPDR DJ Wilshire REIT ETF	35

	Total investments in exchange traded funds (Cost $128)	$125

SHORT-TERM INVESTMENTS — 0.0%
—	State Street Bank Money Market Fund	$—

	Total investments in short-term investments (Cost $— )	$—

Total investments (Cost $4,725) ▲	98.8%	$4,131
Other assets and liabilities	1.2%	51

Total net assets	100.0%	$4,182

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $4,877 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15
Unrealized Depreciation	(761)

Net Unrealized Depreciation	$(746)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 96.8%
	Automobiles & Components — 0.3%
6	Autoliv, Inc.	$107

	Banks — 4.0%
49	CapitalSource, Inc.	179
2	First Citizens Bancshares Class A	239
12	Hudson City Bancorp, Inc.	142
62	Huntington Bancshares, Inc.	177
9	People’s United Financial, Inc.	139
63	Regions Financial Corp.	217
15	Whitney Holding Corp.	200
8	Wilmington Trust Corp.	104
12	Zion Bancorp	176

		1,573

	Capital Goods — 4.0%
10	AGCO Corp. •	219
5	Eaton Corp.	240
4	Flowserve Corp.	234
8	Gardner Denver Machinery, Inc. •	183
19	Ingersoll-Rand Co. Class A	313
14	Terex Corp. •	160
11	Thomas & Betts Corp. •	227

		1,576

	Commercial & Professional Services — 1.3%
5	Manpower, Inc.	139
21	R.R. Donnelley & Sons Co.	205
7	Republic Services, Inc.	184

		528

	Consumer Durables & Apparel — 4.1%
3	Black & Decker Corp.	98
11	Harman International Industries, Inc.	179
4	Hasbro, Inc.	104
64	Jones Apparel Group, Inc.	220
8	Leggett & Platt, Inc.	100
21	Mattel, Inc.	297
1	NVR, Inc. •	216
3	V.F. Corp.	193
6	Whirlpool Corp.	209

		1,616

	Consumer Services — 0.6%
8	Career Education Corp. •	181
10	Royal Caribbean Cruises Ltd.	64

		245

	Diversified Financials — 2.6%
27	Discover Financial Services, Inc.	190
8	Leucadia National Corp.	124
6	Moody’s Corp.	133
3	Northern Trust Corp.	184
21	Raymond James Financial, Inc.	383

		1,014

	Energy — 4.3%
9	BJ Services Co.	103
7	Cimarex Energy Co.	171
18	Nabors Industries Ltd. •	193
5	Noble Energy, Inc.	230
10	Oil States International, Inc. •	189
16	Spectra Energy Corp.	231
4	Sunoco, Inc.	194
15	Tesoro Corp.	262

		Market
Shares		Value +
	Energy (continued)
3	Tidewater, Inc.	$104

		1,677

	Food & Staples Retailing — 0.8%
10	Safeway, Inc.	203
7	Supervalu, Inc.	123

		326

	Food, Beverage & Tobacco — 7.8%
7	Brown-Forman Corp.	312
9	Bunge Ltd. Finance Corp.	391
4	Campbell Soup Co.	134
16	Coca-Cola Enterprises, Inc.	176
11	Constellation Brands, Inc. Class A •	158
8	Dean Foods Co. •	149
18	Dr Pepper Snapple Group •	301
7	H.J. Heinz Co.	263
13	Hershey Co.	470
4	Hormel Foods Corp.	122
5	Lorillard, Inc.	306
4	McCormick & Co., Inc.	125
16	Sara Lee Corp.	155

		3,062

	Health Care Equipment & Services — 5.3%
17	Cigna Corp.	287
8	Health Net, Inc. •	114
4	Henry Schein, Inc. •	163
19	Hill-Rom Holdings, Inc.	270
37	Hlth Corp. •	422
5	Humana, Inc. •	201
11	IMS Health, Inc.	161
5	Lincare Holdings, Inc. •	120
3	MEDNAX, Inc. •	114
8	Omnicare, Inc.	227

		2,079

	Insurance — 10.7%
—	Alleghany Corp. •	120
6	American Financial Group, Inc.	99
2	American National Insurance Co.	115
3	AON Corp.	128
3	Arch Capital Group Ltd. •	153
5	Assurant, Inc.	127
6	Axis Capital Holdings Ltd.	143
7	Cincinnati Financial Corp.	162
32	CNA Financial Corp.	372
4	Endurance Specialty Holdings Ltd.	117
5	Everest Re Group Ltd.	334
9	HCC Insurance Holdings, Inc.	220
—	Markel Corp. •	130
4	PartnerRe Ltd.	265
5	Principal Financial Group, Inc.	83
39	Progressive Corp.	478
3	RenaissanceRe Holdings Ltd. ADR	145
7	Transatlantic Holdings, Inc.	209
12	Unum Group	174
9	W.R. Berkley Corp.	228
1	White Mountains Insurance Group Ltd.	263
51	XL Capital Ltd. Class A	149

		4,214

	Materials — 8.5%
11	Ashland, Inc.	91

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
7	FMC Corp.	$326
36	International Paper Co.	327
9	Intrepid Postash, Inc. •	181
3	Lubrizol Corp.	112
9	Owens-Illinois, Inc. •	177
7	Packaging Corp. of America	95
9	Pactiv Corp. •	199
5	PPG Industries, Inc.	192
6	Rohm & Haas Co.	312
6	Schnitzer Steel Industries, Inc.	247
8	Scotts Miracle-Gro Co. Class A	258
9	Sigma-Aldrich Corp.	310
5	Sonoco Products Co.	117
28	Steel Dynamics, Inc.	294
5	Weyerhaeuser Co.	126

		3,364

	Media — 2.4%
27	CBS Corp. Class B	157
29	Gannett Co., Inc.	164
32	Interpublic Group of Cos., Inc. •	107
16	Liberty Global, Inc. •	229
9	McGraw-Hill Cos., Inc.	200
5	Scripps Networks Interactive Class A	97

		954

	Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
8	Endo Pharmaceuticals Holdings, Inc. •	177
19	Forest Laboratories, Inc. •	473
19	Mylan, Inc. •	218

		868

	Real Estate — 9.2%
3	Alexandria Real Estate Equities, Inc.	151
29	Annaly Capital Management, Inc.	441
—	Avalonbay Communities, Inc.	4
6	Boston Properties, Inc.	273
5	Digital Realty Trust, Inc.	159
23	Duke Realty, Inc.	211
2	Essex Property Trust, Inc.	123
9	Federal Realty Investment Trust	443
6	HCP, Inc.	131
8	Health Care, Inc.	299
49	Host Hotels & Resorts, Inc.	263
12	Kimco Realty Corp.	165
10	Plum Creek Timber Co., Inc.	305
5	Public Storage	325
3	Regency Centers Corp.	99
4	Vornado Realty Trust	223

		3,615

	Retailing — 5.9%
25	American Eagle Outfitters, Inc.	229
11	Bed Bath & Beyond, Inc. •	246
9	Family Dollar Stores, Inc.	253
23	Foot Locker, Inc.	167
14	Gap, Inc.	154
3	Genuine Parts Co.	102
9	J. C. Penney Co., Inc.	156
8	Kohl’s Corp. •	290
18	Limited Brands, Inc.	143

		Market
Shares		Value +
	Retailing (continued)
33	Macy’s, Inc.	$291
12	RadioShack Corp.	133
4	Sears Holdings Corp. •	162

		2,326

	Semiconductors & Semiconductor Equipment — 2.0%
55	Atmel Corp. •	183
6	Cree, Inc. •	114
59	LSI Corp. •	186
52	Micron Technology, Inc. •	194
8	Novellus Systems, Inc. •	106

		783

	Software & Services — 2.4%
18	CA, Inc.	326
24	Cadence Design Systems, Inc. •	90
9	IAC/Interactive Corp. •	132
5	McAfee, Inc. •	158
13	Synopsys, Inc. •	248

		954

	Technology Hardware & Equipment — 3.5%
46	Brocade Communications Systems, Inc. •	176
52	JDS Uniphase Corp. •	187
13	Lexmark International, Inc. ADR •	304
20	QLogic Corp. •	231
14	SanDisk Corp. •	158
10	Sun Microsystems, Inc. •	40
27	Tellabs, Inc. •	112
26	Xerox Corp.	171

		1,379

	Telecommunication Services — 3.0%
15	CenturyTel, Inc.	413
4	Embarq Corp.	157
41	Qwest Communications International, Inc.	133
7	Telephone and Data Systems, Inc.	214
28	Windstream Corp.	244

		1,161

	Transportation — 1.2%
28	Delta Air Lines, Inc. •	195
21	Southwest Airlines Co.	149
13	UTI Worldwide, Inc.	142

		486

	Utilities — 10.7%
14	American Electric Power Co., Inc.	429
14	CenterPoint Energy, Inc.	185
15	CMS Energy Corp.	179
5	Consolidated Edison, Inc.	198
3	DTE Energy Co.	100
7	Edison International	234
4	Integrys Energy Group, Inc.	186
9	N.V. Energy, Inc.	99
9	National Fuel Gas Co.	276
7	Northeast Utilities	176
6	Oneok, Inc.	164
9	PG&E Corp.	352
5	Pinnacle West Capital Corp.	161
8	Progress Energy, Inc.	294
6	Questar Corp.	200
9	Sempra Energy	386

The Hartford Select MidCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
12	TECO Energy, Inc.	$146
5	UGI Corp.	127
3	Wisconsin Energy Corp.	136
10	Xcel Energy, Inc.	188

		4,216

	Total common stock (Cost $54,514)	$38,123

Principal
Amount
SHORT-TERM INVESTMENTS — 0.6%
	U.S. Treasury Bills — 0.6%
$220	0.10%, 04/16/2009 о □		$220

	Total short-term investments (Cost $220)		$220

	Total investments (Cost $54,734) ▲	97.4%	$38,343
	Other assets and liabilities	2.6%	1,028

	Total net assets	100.0%	$39,371

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $56,111 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$493
Unrealized Depreciation	(18,261)

Net Unrealized Depreciation	$(17,768)

•	Currently non-income producing.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
S&P Mid 400 Mini	22	Long	Mar 2009	$(59)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 94.6%
	Automobiles & Components — 0.3%
14	Dana Holding Corp. •	$10
9	Hayes Lemmerz International •	1
—	Lear Corp. •	—
6	Stoneridge, Inc. •	12
2	Tenneco Automotive, Inc. •	3
17	Thor Industries, Inc.	175
41	Visteon Corp. •	6

		207

	Banks — 8.3%
—	Ames National Corp.	7
2	Arrow Financial Corp.	45
4	Banco Latinoamericano de Exportaciones S.A. ADR Class E	46
—	Bank of the Ozarks, Inc.	7
4	Bankfinancial Corp.	42
2	Berkshire Hills Bancorp, Inc.	45
83	Boston Private Financial Holdings, Inc.	390
—	Brooklyn Federal Bancorp, Inc.	5
1	Bryn Mawr Bank Corp.	19
1	Camden National Corp.	33
78	Cathay General Bancorp	987
2	Citizens & Northern Corp.	40
2	City Holding Co.	49
1	Clifton Savings Bancorp, Inc.	14
5	Colonial BancGroup, Inc.	4
—	Community Bank System, Inc.	5
26	CVB Financial Corp.	234
4	Dime Community Bancshares	36
5	East West Bancorp, Inc.	50
3	First Bancorp North Carolina	45
7	First BanCorp Puerto Rico	51
2	First Bancorp, Inc.	30
7	First Commonwealth Financial Corp.	64
—	First Financial Bankshares, Inc.	9
5	First Financial Northwest	47
2	First Merchants Corp.	24
1	First Midwest Bancorp, Inc.	7
8	First Niagara Financial Group, Inc.	111
1	First Place Financial Corp.	2
—	FirstFed Financial Corp. •	—
5	FirstMerit Corp.	81
—	Flushing Financial Corp.	1
5	FNB Corp.	42
4	Fox Chase Bancorp, Inc. •	37
1	Glacier Bancorp	15
3	Green Bankshares, Inc.	26
6	Guaranty Bancorp •	9
1	Hancock Holding Co.	36
9	Hanmi Financial Corp.	18
—	Harleysville National Corp.	2
—	Iberiabank Corp.	4
3	Integra Bank Corp.	4
29	International Bancshares Corp.	521
4	Kearny Financial Corp.	42
3	Lakeland Bancorp, Inc.	20
1	Lakeland Financial Corp.	16
—	MainSource Financial Group, Inc.	3
2	MB Financial, Inc.	34

		Market
Shares		Value +
	Banks (continued)
5	National Penn Bancshares, Inc.	$44
3	NBT Bancorp	69
5	Newalliance Bancs	51
1	Oceanfirst Financial Corp.	18
1	Ocwen Financial Corp. •	12
6	Old National Bankcorp	71
4	Pacific Capital Bancorp	44
2	PacWest Bancorp	30
2	Peapack-Gladstone Financial	37
1	Peoples Bancorp, Inc.	10
1	Prosperity Bancshares, Inc.	22
4	Provident Bankshares Corp.	26
6	Provident Financial Services, Inc.	64
1	Radian Group, Inc.	4
2	Renasant Corp.	19
2	Republic Bancorp, Inc.	32
2	Rockville Financial, Inc.	19
2	S&T Bancorp, Inc.	58
—	S.Y. Bancorp, Inc.	2
—	Sandy Spring Bancorp, Inc.	4
4	Santander Bancorp	29
2	Simmons First National Corp.	50
3	South Financial Group, Inc.	6
2	Southside Bancshares, Inc.	46
2	Southwest Bancorp	18
1	Sterling Bancshares, Inc.	4
3	Sterling Financial Corp.	6
1	Suffolk Bancorp	43
1	Sun Bancorp, Inc. •	6
7	Susquehanna Bancshares, Inc.	73
1	SVB Financial Group •	10
61	Synovus Financial Corp.	242
3	Towne Bank	58
4	Trustco Bank Corp.	25
1	Trustmark Corp.	23
1	UMB Financial Corp.	31
6	Umpqua Holdings Corp.	57
1	United Bankshares, Inc.	16
3	United Community Financial Corp.	2
1	Univest Corp.	18
3	WesBanco, Inc.	57
2	Wilshire Bancorp, Inc.	16
1	Wintrust Financial Corp.	19
28	Zion Bancorp	410

		5,260

	Capital Goods — 9.6%
2	A.O. Smith Corp.	61
—	Actuant Corp. Class A	2
—	Acuity Brands, Inc.	11
17	AMETEK, Inc.	527
2	Ampco-Pittsburgh Corp.	28
1	Apogee Enterprises	5
4	Applied Industrial Technologies, Inc.	65
2	Applied Signal Technology	37
1	Arfon, Inc. •	17
1	Baldor Electric Co.	18
—	Beacon Roofing Supply, Inc. •	3
2	Brady Corp. Class A	50
3	Briggs & Stratton Corp.	37

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Capital Goods (continued)
2	Ceradyne, Inc. •	$50
1	CIRCOR International, Inc.	20
40	Clarcor, Inc.	1,217
3	Columbus McKinnon Corp. •	33
2	Commercial Vehicles Group, Inc. •	2
1	Cubic Corp.	16
1	Ducommun, Inc.	19
1	Dycom Industries, Inc. •	3
6	EMCOR Group, Inc. •	126
1	Encore Wire Corp.	12
4	Enpro Industries, Inc. •	79
3	Federal Signal Corp.	21
1	Force Protection, Inc. •	6
3	Gibralter Industries, Inc.	28
4	GrafTech International Ltd. •	33
3	Granite Construction, Inc.	92
1	Griffon Corp. •	11
3	H & E Equipment Services, Inc. •	21
40	Hexcel Corp. •	327
35	Huttig Building Products, Inc. • ⌂	12
4	Insteel Industries, Inc.	27
—	Integrated Electrical Services, Inc. •	2
3	Kadant, Inc. •	25
25	Lincoln Electric Holdings, Inc.	1,042
9	Lydall, Inc. •	34
—	Michael Baker Corp. •	3
2	Mueller Industries, Inc.	36
6	Mueller Water Products, Inc.	39
2	NCI Building Systems, Inc. •	23
6	NN, Inc.	9
—	Perini Corp. •	8
39	Pike Electric Corp. •	433
2	Quanex Building Products Corp.	18
1	Regal-Beloit Corp.	34
1	Robbins & Myers, Inc.	16
21	Roper Industries, Inc.	864
4	SauerDanfoss, Inc.	30
1	Standex International	12
1	TAL International Group, Inc.	14
2	Tecumseh Products Co. Class A •	17
1	Thermadyne Holdings Corp. •	2
5	Tredegar Corp.	76
2	Trimas Corp. •	2
—	Triumph Group, Inc.	5
2	Twin Disc, Inc.	10
5	Wabash National Corp.	14
13	Watts Water Technologies, Inc.	278

		6,062

	Commercial & Professional Services — 8.1%
75	ABM Industries, Inc.	1,106
22	ATC Technology Corp. •	284
9	Comfort Systems USA, Inc.	88
1	Consolidated Graphics, Inc. •	13
10	Copart, Inc. •	234
2	Courier Corp.	24
2	Deluxe Corp.	24
3	G & K Services, Inc. Class A	55
1	Heidrick & Struggles International, Inc.	9

		Market
Shares		Value +
	Commercial & Professional Services (continued)
3	Herman Miller, Inc.	$29
3	HNI Corp.	33
8	Hudson Highland Group, Inc. •	19
3	ICT Group, Inc. •	11
7	Kelly Services, Inc.	65
—	Kforce, Inc. •	1
2	Knoll, Inc.	12
1	Korn/Ferry International •	6
—	M & F Worldwide Corp. •	4
61	McGrath RentCorp	1,271
1	MPS Group, Inc. •	8
19	Navigant Consulting, Inc. •	272
3	On Assignment, Inc. •	13
25	Resources Connection, Inc. •	355
19	School Specialty, Inc. •	310
31	Schwak, Inc.	248
9	Spherion Corp. •	13
—	Standard Parking Corp. •	9
3	Standard Register Co.	21
17	United Stationers, Inc. •	483
2	Viad Corp.	51
7	Waste Services, Inc. •	35

		5,106

	Consumer Durables & Apparel — 3.5%
5	American Greetings Corp. Class A	21
1	Brunswick Corp.	3
2	Callaway Golf Co.	15
6	Carter’s, Inc. •	97
4	Champion Enterprises, Inc. •	2
30	Cherokee, Inc.	460
—	CSS Industries, Inc.	2
1	Ethan Allen Interiors, Inc.	16
4	Furniture Brands International, Inc.	8
2	Hooker Furniture Corp.	19
4	Jakks Pacific, Inc. •	72
—	M/I Schottenstein Homes, Inc.	1
2	Maidenform Brands, Inc. •	16
1	Meritage Homes Corp. •	14
1	Movado Group	5
—	National Presto Industries, Inc.	14
3	Palm Harbor Holmes, Inc. •	11
3	Polaris Industries, Inc.	53
20	RC2 Corp. •	117
2	Ryland Group, Inc.	34
1	Skechers U.S.A., Inc. Class A •	8
93	Tempur-Pedic International, Inc.	647
6	Timberland Co. Class A •	68
13	Unifirst Corp.	334
25	Volcom, Inc. •	207

		2,244

	Consumer Services — 3.4%
1	Ameristar Casinos, Inc.	4
3	Bob Evans Farms, Inc.	49
6	California Pizza Kitchen, Inc. •	61
1	CEC Entertainment, Inc. •	26
—	Churchill Downs, Inc.	14
1	Cracker Barrel Old Country Store, Inc.	12
1	Gaylord Entertainment Co. w/ Rights •	12
1	Great Wolf Resorts, Inc. •	1

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Consumer Services (continued)
1	Jack in the Box, Inc. •	$33
4	Jackson Hewitt Tax Service, Inc.	54
1	Lincoln Educational Services Corp. •	15
2	Marcus Corp.	17
33	Matthews International Corp. Class A	1,281
—	Monarch Casino & Resort, Inc. •	1
2	O’ Charley’s, Inc.	6
2	P. F. Chang’s China Bistro, Inc. •	35
20	Papa John’s International, Inc. •	380
—	Red Robin Gourmet Burgers, Inc. •	5
5	Regis Corp.	56
1	Ruby Tuesday, Inc. •	2
1	Steiner Leisure Ltd. •	22
10	Stewart Enterprises, Inc.	36
1	Vail Resorts, Inc. •	19

		2,141

	Diversified Financials — 3.2%
14	Advance America Cash Advance Centers, Inc.	19
6	Apollo Investment Corp.	37
152	Ares Capital Corp.	716
—	Asset Acceptance •	—
1	Blackrock Kelso Capital Corp.	11
5	Broadpoint Securities Group •	11
1	Calamos Asset Management, Inc.	8
—	Capital Southwest Corp.	18
2	Cash America International, Inc.	29
4	Compass Diversified Holdings	45
4	Encore Capital Group, Inc. •	20
—	Evercore Partners, Inc.	2
3	Fifth Street Finance Corp.	17
30	Financial Federal Corp.	658
4	Hercules Technology Growth	27
6	Knight Capital Group, Inc. •	115
1	Kohlberg Capital Corp.	2
5	LaBranche & Co., Inc. •	32
3	MCG Capital Corp.	2
3	Nelnet, Inc.	44
7	Newstar Financial, Inc. •	20
4	NGP Capital Resources Co.	30
6	PennantPark Investment Corp.	18
3	Penson Worldwide, Inc. •	17
1	PHH Corp. •	10
2	Pico Holdings, Inc. •	59
—	Prospect Capital Corp.	1
1	Stifel Financial •	42
1	SWS Group, Inc.	8
—	Virtus Investment Partners, Inc. •	3
1	Westwood Holdings Group, Inc.	17

		2,038

	Energy — 4.7%
2	Allis-Chalmers Energy, Inc. •	6
2	Bill Barrett Corp. •	52
2	Brigham Exploration Co. •	4
—	Bristow Group, Inc. •	5
3	Callon Petroleum Corp. •	6
4	Complete Production Services, Inc. •	24
1	GMX Resources, Inc. •	18

		Market
Shares		Value +
	Energy (continued)
1	Gulfmark Offshore, Inc. •	$21
—	Harvest Natural Resources, Inc. •	1
1	Hornbeck Offshore Services, Inc. •	18
11	Meridian Resource Corp. •	3
6	Newpark Resources, Inc. •	27
15	Oceaneering International, Inc. •	500
6	Parker Drilling Co. •	12
—	PHI, Inc. •	4
6	Pioneer Drilling Co. •	29
49	Quicksilver Resources, Inc. •	339
9	Rosetta Resources, Inc. •	52
3	Stone Energy Corp. •	22
3	Swift Energy Co. •	38
45	TETRA Technologies, Inc. •	231
1	Union Drilling, Inc. •	3
3	Vaalco Energy, Inc. •	21
45	World Fuel Services Corp.	1,520

		2,956

	Food & Staples Retailing — 0.5%
5	Casey’s General Stores, Inc.	96
—	Ingles Markets, Inc.	3
1	Nash Finch Co.	56
3	Pantry, Inc. •	45
2	Ruddick Corp.	36
1	Spartan Stores, Inc.	15
2	Village Super Market, Inc.	44
2	Winn-Dixie Stores, Inc. •	23

		318

	Food, Beverage & Tobacco — 2.5%
1	Cal-Maine Foods, Inc.	27
4	Chiquita Brands International, Inc. •	60
1	Hain Celestial Group, Inc. •	8
19	J&J Snack Foods Corp.	668
2	National Beverage Co. •	13
13	Ralcorp Holdings, Inc. •	746
1	TreeHouse Foods, Inc. •	28

		1,550

	Health Care Equipment & Services — 10.3%
—	Alliance Imaging, Inc. •	4
9	Amedisys, Inc. •	383
2	Amerigroup Corp. •	68
32	AMN Healthcare Services, Inc. •	214
2	AmSurg Corp. •	39
3	Assisted Living Concepts I-A •	10
2	Cardiac Science Corp. •	9
6	Centene Corp. •	98
18	Chemed Corp.	710
2	CONMED Corp. •	28
11	Cooper Co., Inc.	209
13	Emergency Medical Services •	419
1	Five Star Quality Care, Inc. •	1
—	Gentiva Health Services, Inc. •	3
2	Greatbatch, Inc. •	40
1	HealthSouth Corp. •	11
6	Healthspring, Inc. •	103
18	ICU Medical, Inc. •	534
5	Invacare Corp.	93
4	Kindred Healthcare, Inc. •	54
20	Landauer, Inc.	1,344

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Health Care Equipment & Services (continued)
10	Magellan Health Services, Inc. •	$348
2	Molina Healthcare, Inc. •	40
1	NightHawk Radiology Holdings, Inc. •	3
—	Odyssey HealthCare, Inc. •	5
33	Owens & Minor, Inc.	1,293
2	PharMerica Corp. •	28
3	Rehabcare Group, Inc. •	43
2	Skilled Healthcare Group •	13
3	Universal American Financial Corp. •	32
21	Young Innovations, Inc.	320

		6,499

	Household & Personal Products — 4.4%
9	Central Garden & Pet Co. Class A •	56
23	Chattem, Inc. •	1,528
9	Prestige Brands Holdings, Inc. •	58
45	WD40 Co.	1,118

		2,760

	Insurance — 3.4%
11	AMBAC Financial Group, Inc.	13
8	American Equity Investment Life Holding Co.	56
1	American Physicians Capital, Inc.	34
1	Amerisafe, Inc. •	17
3	Amtrust Financial Services	26
1	Argo Group International Holdings Ltd. •	43
6	Aspen Insurance Holdings Ltd.	135
4	Assured Guaranty Ltd.	31
3	CNA Surety Corp. •	43
5	Employers Holdings, Inc.	62
5	Flagstone Reinsurance Holdings	45
—	FPIC Insurance Group, Inc. •	4
1	Greenlight Capital Re Ltd. Class A •	6
—	Harleysville Group, Inc.	3
46	Horace Mann Educators Corp.	434
2	Infinity Property & Casualty Corp.	61
4	IPC Holdings Ltd.	98
1	Kansas City Life Insurance Co.	25
1	Max Capital Group Ltd.	9
7	Montpelier Re Holdings Ltd.	103
7	National Financial Partners Corp.	17
1	Navigators Group, Inc. •	51
1	Odyssey Re Holdings Corp.	24
7	Phoenix Cos.	12
4	Platinum Underwriters Holdings Ltd.	100
3	PMA Capital Corp. Class A •	16
2	ProAssurance Corp. •	113
1	RLI Corp.	34
1	Safety Insurance Group, Inc.	39
3	Seabright Insurance Holdings •	30
27	Selective Insurance Group	415
2	Validus Holdings Ltd.	39
1	Zenith National Insurance Corp.	25

		2,163

	Materials — 3.4%
3	A. Schulman, Inc.	38
33	Balchem Corp.	746
9	Buckeye Technologies, Inc. •	26

		Market
Shares		Value +
	Materials (continued)
6	BWAY Holding Co. •	$47
54	Glatfelter	469
4	H.B. Fuller Co.	55
5	Headwaters, Inc. •	21
7	Hecla Mining Co. •	18
2	Innophos Holdings, Inc.	32
2	Minerals Technologies, Inc.	83
23	Neenah Paper, Inc.	151
6	Olin Corp.	89
1	OM Group, Inc. •	11
2	Rock Tenn Co. Class A	50
4	Rockwood Holdings, Inc. •	28
1	Royal Gold, Inc.	43
1	RTI International Metals, Inc. •	9
1	Schweitzer-Mauduit International, Inc.	13
3	Sensient Technologies Corp.	68
—	Silgan Holdings, Inc.	6
2	Solutia, Inc. •	8
2	Spartech Corp.	5
—	Stepan Co.	15
3	Stillwater Mining Co. •	13
1	Universal Stainless & Alloy Products •	15
2	W.R. Grace & Co. •	12
1	Wausau Paper Corp.	13
8	Worthington Industries, Inc.	77

		2,161

	Media — 0.5%
3	A.H. Belo Corp. Class A	6
3	Belo Corp. Class A	5
19	Central European Media Enterprises Ltd. •	187
5	Crown Media Holdings, Inc. •	8
5	Journal Communications, Inc.	8
—	Knology, Inc. •	1
1	Lin TV Corp. •	—
11	Mediacom Communications Corp. •	59
5	RCN Corp. •	17
1	RHI Entertainment, Inc. •	5

		296

	Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
—	Albany Molecular Research, Inc. •	2
6	Bio-Rad Laboratories, Inc. Class A •	349
6	Covance, Inc. •	232
1	Emergent Biosolutions, Inc. •	11
3	Maxygen, Inc. •	26
1	PharmaNet Development Group, Inc. •	1
2	Valeant Pharmaceuticals International •	43
8	ViroPharma, Inc. •	90

		754

	Real Estate — 3.6%
—	Alexander’s, Inc.	19
—	American Campus Communities, Inc.	9
10	Anworth Mortgage Asset Corp.	64
14	Ashford Hospitality Trust, Inc.	20
5	Associated Estates Realty	37
3	Biomed Realty Trust, Inc.	29
9	CapLease, Inc.	15
3	Capstead Mortgage Corp.	29

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Real Estate (continued)
5	Cedar Shopping Court	$31
4	Cogdell Spencer, Inc.	33
1	Corporate Office Properties	37
1	Cousins Properties, Inc.	7
3	Diamondrock Hospitality	11
8	DuPont Fabros Technology, Inc.	31
7	Education Realty Trust, Inc.	32
34	Entertainment Properties Trust	770
3	Extra Space Storage, Inc.	20
6	Felcor Lodging Trust, Inc.	9
1	First Industrial Realty Trust, Inc.	5
6	First Potomac Realty Trust	47
27	Friedman Billings Ramsey Group, Inc. •	5
3	Getty Realty Corp.	60
1	Gramercy Capital Corp.	1
1	Healthcare Realty Trust, Inc.	21
4	Hersha Hospitality Trust	9
5	Highwoods Properties, Inc.	106
2	Home Properties of New York, Inc.	65
2	JER Investors Trust, Inc.	1
11	Lexington Realty Trust	47
7	Medical Properties Trust, Inc.	34
16	MFA Mortgage Investments, Inc.	92
2	Mid-America Apartment Communities, Inc.	44
1	National Health Investors, Inc.	16
6	National Retail Properties, Inc.	84
1	Newcastle Investment Corp.	—
6	Northstar Realty Finance Corp.	24
1	Omega Healthcare Investors	13
3	Parkway Properties, Inc.	45
6	Penn Real Estate Investment Trust	26
—	Potlatch Corp.	5
2	PS Business Parks, Inc.	64
9	RAIT Financial Trust	15
3	Realty Income Corp.	64
1	Redwood Trust, Inc.	10
9	Resource Capital Corp.	26
4	Senior Housing Properties Trust	66
13	Strategic Hotels & Resorts, Inc.	18
—	Sun Communities, Inc.	1
10	Sunstone Hotel Investors, Inc.	43
6	U-Store-It	21

		2,281

	Retailing — 2.1%
3	Aaron Rents, Inc.	61
7	Blockbuster, Inc. Class A •	9
113	Borders Group, Inc.	50
2	Brown Shoe Co., Inc.	7
1	Build-A-Bear Workshop, Inc. •	5
3	Cato Corp.	36
2	Charming Shoppes, Inc. •	2
10	Chico’s FAS, Inc. •	39
1	Children’s Place Retail Stores, Inc. •	21
4	Collective Brands, Inc. •	44
2	Core-Mark Holding Co., Inc. •	29
5	Dress Barn, Inc. •	47

		Market
Shares		Value +
	Retailing (continued)
3	Genesco, Inc. •	$42
23	Group 1 Automotive, Inc.	224
16	Gymboree Corp. •	392
6	Hot Topic, Inc. •	49
3	Jo-Ann Stores, Inc. •	38
—	JOS A. Bank Clothiers, Inc. •	8
3	Men’s Wearhouse, Inc.	30
1	Monroe Muffler, Inc.	12
10	New York & Co., Inc. •	20
6	Rent-A-Center, Inc. •	91
9	Retail Ventures, Inc. •	22
2	Shoe Carnival, Inc. •	16
1	Tractor Supply Co. •	47

		1,341

	Semiconductors & Semiconductor Equipment — 1.7%
3	Actel Corp. •	23
8	Applied Micro Circuits Corp. •	30
3	Brooks Automation, Inc. •	12
2	Cirrus Logic, Inc. •	6
2	Cymer, Inc. •	31
286	Entegris, Inc. •	398
2	IXYS Corp.	13
1	LTX — Credence Corp. •	—
5	MKS Instruments, Inc. •	66
1	Photronics, Inc. •	1
4	RF Micro Devices, Inc. •	4
33	Silicon Storage Technology, Inc. •	67
5	Skyworks Solutions, Inc. •	20
30	Spansion, Inc. •	2
1	Standard Microsystems Corp. •	11
2	TriQuint Semiconductor, Inc. •	5
19	Varian Semiconductor Equipment Associates, Inc. •	352
3	Zoran Corp. •	16

		1,057

	Software & Services — 8.0%
14	Acxiom Corp.	128
9	CACI International, Inc. Class A •	411
8	Cass Information Systems, Inc.	195
2	CIBER, Inc. •	9
23	Computer Services, Inc.	613
4	CSG Systems International, Inc. •	62
40	DealerTrack Holdings, Inc. •	456
3	Fair Isaac, Inc.	32
3	Global Cash Access, Inc. •	8
4	Infospace, Inc. •	32
3	Internap Network Services Corp. •	9
3	Interwoven, Inc. •	41
5	JDA Software Group, Inc. •	58
1	Kenexa Corp. •	4
2	Limelight Networks, Inc. •	5
—	MAXIMUS, Inc.	15
49	MSC.Software Corp. •	285
2	Ness Technologies, Inc. •	9
8	OpenTV Corp. •	9
1	Parametric Technology Corp. •	12
6	Perot Systems Corp. Class A •	84
3	Progress Software Corp. •	46
—	Quest Software, Inc. •	1

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
14	Solera Holdings, Inc. •	$337
4	Sybase, Inc. •	113
60	Syntel, Inc.	1,293
19	Tibco Software, Inc. •	100
168	Unisys Corp. •	126
5	United Online, Inc.	29
111	VeriFone Holdings, Inc. •	514
1	Vignette Corp. •	5

		5,041

	Technology Hardware & Equipment — 3.6%
46	3Com Corp. •	108
1	Adaptec, Inc. •	3
1	ADTRAN, Inc.	17
1	Anaren Microwave, Inc. •	7
3	Arris Group, Inc. •	21
34	Avid Technology, Inc. •	335
3	Avocent Corp. •	36
10	Benchmark Electronics, Inc. •	114
2	Black Box Corp.	40
4	Coherent, Inc. •	74
3	CTS Corp.	15
1	DG Fastchannel, Inc. •	9
—	Digi International, Inc. •	4
42	Electronics for Imaging, Inc. •	369
5	Harris Stratex Networks Class A •	36
1	Hutchinson Technology, Inc. •	4
1	Hypercom Corp. •	1
4	Imation Corp.	36
6	Insight Enterprises, Inc. •	32
49	Jabil Circuit, Inc.	285
6	Methode Electronics, Inc.	28
—	MTS Systems Corp.	8
—	NETGEAR, Inc. •	2
1	Park Electrochemical Corp.	11
7	PC-Tel, Inc.	42
6	Plantronics, Inc.	59
24	Plexus Corp. •	347
1	Polycom, Inc. •	13
1	Powerwave Technologies, Inc. •	—
2	Quantum Corp. •	1
5	Rackable Systems, Inc. •	19
3	Rogers Corp. •	78
58	Sanmina-Sci Corp. •	19
2	Symmetricom, Inc. •	6
4	Tekelec •	50
6	TTM Technologies, Inc. •	36

		2,265

	Telecommunication Services — 1.1%
25	Cincinnati Bell, Inc. •	35
60	General Communication, Inc. Class A •	391
2	Global Crossing Ltd. •	14
19	iPCS, Inc. •	95
4	Premiere Global Services, Inc. •	40
—	Shenandoah Telecommunications Co.	5
3	Syniverse Holdings, Inc. •	42
3	TW Telecom, Inc. •	21
4	USA Mobility, Inc.	41

		684

		Market
Shares		Value +
	Transportation — 4.5%
3	Alaska Air Group, Inc. •	$79
1	Amerco, Inc. •	18
2	Arkansas Best Corp.	47
5	Celadon Group, Inc. •	41
24	Forward Air Corp.	494
6	Hawaiian Holdings, Inc. •	23
3	Heartland Express, Inc.	35
9	JetBlue Airways Corp. •	49
48	Landstar System, Inc.	1,711
1	Marten Transport Ltd. •	25
—	Old Dominion Freight Line, Inc. •	10
6	Pacer International, Inc.	48
3	Saia, Inc. •	32
6	SkyWest, Inc.	94
—	UAL Corp. •	3
5	US Airways Group, Inc. •	26
5	Werner Enterprises, Inc.	78
2	YRC Worldwide, Inc. •	6

		2,819

	Utilities — 2.7%
1	Allete, Inc.	28
—	American States Water	10
7	Avista Corp.	135
1	California Water Service Group	57
—	Central Vermont Public Service Corp.	2
1	CH Energy Group	36
1	Chesapeake Utilities Corp.	32
5	Cleco Corp.	110
29	El Paso Electric Co. •	473
3	IDACORP, Inc.	81
—	Laclede Group, Inc.	5
—	MGE Energy, Inc.	13
—	Middlesex Water Co.	5
—	Nicor, Inc.	7
2	Northwest Natural Gas Co.	107
1	Piedmont Natural Gas	29
8	Portland General Electric Co.	150
2	South Jersey Industries, Inc.	63
6	Southwest Gas Corp.	143
2	UIL Holdings Corp.	58
3	Westar Energy, Inc.	52
4	WGL Holdings, Inc.	132

		1,728

	Total common stock (Cost $93,376)	$59,731

PREFERRED STOCK — 0.5%
	Banks — 0.5%
—	East West Bancorp, Inc.	$303

	Total preferred stock (Cost $482)	$303

	Total long-term investments (Cost $93,858)	$60,034

SHORT-TERM INVESTMENTS — 4.2%
	Investment Pools and Funds — 4.2%
514	Federated Investors Prime Obligations Fund	$514

The Hartford Select SmallCap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
SHORT-TERM INVESTMENTS (continued)
	Investment Pools and Funds (continued)
2,160	State Street Bank Money Market Fund		$2,160

	Total short-term investments (Cost $2,674)		$2,674

	Total investments (Cost $96,532) ▲	99.3%	$62,708
	Other assets and liabilities	0.7%	446

	Total net assets	100.0%	$63,154

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.07% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $98,951 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(36,243)

Net Unrealized Depreciation	$(36,243)

•	Currently non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
04/2008	—	East West Bancorp, Inc.	$482
08/2006 - 05/2007	35	Huttig Building Products, Inc.	199

The aggregate value of these securities at January 31, 2009 was $315 which represents 0.50% of total net assets.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	11	Long	Mar 2009	$(25)

*	The number of contracts does not omit 000’s.
Cash of $61 was pledged as initial margin deposit for open futures contracts at January 31,2009.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 30.5%
	Finance — 30.5%
	American Express Credit Account Master Trust
$32	0.83%, 02/15/2012 ⌂ Δ	$28
	AmeriCredit Automobile Receivables Trust
1,000	4.47%, 01/12/2012	953
600	5.04%, 05/06/2011	567
357	5.21%, 10/06/2011 ⌂	349
705	5.42%, 08/08/2011	655
	Banc of America Securities Automotive Trust
1,500	4.49%, 02/18/2013 ⌂	1,455
	Bayview Commercial Asset Trust
368	6.87%, 01/25/2035 ⌂ Δ	212
6,061	7.00%, 07/25/2037 ⌂ ►	470
11,073	7.18%, 01/25/2037 ⌂ ►	930
10,201	7.50%, 09/25/2037 ⌂ ►	833
	Bayview Financial Acquisition Trust
1,017	4.91%, 02/25/2033 ⌂	964
2,000	5.64%, 11/28/2036 ⌂	1,096
	Bear Stearns Asset Backed Securities, Inc.
645	5.16%, 09/25/2033 ⌂	368
	Bear Stearns Commercial Mortgage Securities, Inc.
18,959	4.12%, 11/11/2041 ⌂ ►	361
53,002	4.65%, 02/11/2041 ⌂ ►	386
105,960	6.25%, 12/11/2040 ⌂ ►	269
	Capital Automotive Receivables Asset Trust
800	5.55%, 01/18/2011 ⌂	742
200	5.77%, 05/20/2010 ⌂	191
225	6.15%, 04/20/2011 ⌂	209
1,000	6.35%, 03/17/2014 ⌂	631
	Capital One Multi-Asset Execution Trust
1,000	1.63%, 03/15/2013 Δ	967
	Capital One Prime Automotive Receivables Trust
1,000	5.68%, 06/15/2014 ⌂	739
	Carmax Automotive Owner Trust
1,000	6.12%, 07/15/2013 ⌂	787
	CBA Commercial Small Balance Commercial Mortgage
38,197	7.00%, 07/25/2035 — 06/25/2038 † ⌂ ►	2,295
10,114	9.75%, 01/25/2039 ⌂ ►	1,011
	Chase Commercial Mortgage Securities Corp.
2,105	7.63%, 07/15/2032 Δ	2,128
	Citibank Credit Card Issuance Trust
2,000	0.65%, 01/09/2012 ⌂ Δ	1,554
	Citicorp Residential Mortgage Securities
100	6.27%, 06/25/2037 Δ	71
	CNH Equipment Trust
750	4.93%, 12/17/2012 ⌂	683

Principal		Market
Amount		Value +
	Finance (continued)
	Commercial Mortgage Pass-Through Certificates
$1,500	1.64%, 12/15/2020 ⌂ Δ	$668
2,450	3.59%, 03/10/2039 ⌂ ►	38
	Countrywide Asset-Backed Certificates
1,500	5.57%, 11/25/2035 †	337
1,000	5.71%, 11/25/2035	142
	CS First Boston Mortgage Securities Corp.
9,826	4.17%, 07/15/2036 ⌂ ►	137
	DaimlerChrysler Automotive Trust
800	4.48%, 08/08/2014	694
800	5.14%, 09/08/2012 ⌂	712
	Equity One ABS, Inc.
20	2.89%, 07/25/2034 ⌂ Δ	1
	Ford Credit Automotive Owner Trust
800	5.07%, 12/15/2010	780
2,924	5.29%, 04/15/2011	2,791
750	5.48%, 09/15/2011	675
500	5.68%, 06/15/2012 ⌂	381
1,000	5.69%, 11/15/2012 ⌂	757
	GE Capital Commercial Mortgage Corp.
6,865	3.76%, 03/10/2040 ⌂ ►	79
	GMAC Mortgage Corp. Loan Trust
1,022	4.59%, 04/25/2033 ⌂	775
219	5.12%, 04/25/2033 ⌂	110
715	5.75%, 10/25/2036 ⌂	501
	Goldman Sachs Automotive Loan Trust
59	4.98%, 11/15/2013 ⌂	59
	Goldman Sachs Mortgage Securities Corp. II
2,000	4.32%, 10/10/2028	1,951
16,673	4.38%, 08/10/2038 ⌂ ►	99
	Green Tree Financial Corp.
4	7.30%, 01/15/2026	4
	Hasco NIM Trust
35	6.25%, 12/26/2035 • ⌂	—
	Hertz Vehicle Financing LLC
167	4.93%, 02/25/2010 ⌂	166
	Home Equity Asset Trust
386	2.89%, 07/25/2037 ⌂ Δ	1
	Hyundai Automotive Receivables Trust
474	4.45%, 02/15/2012 ⌂	464
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,181	1.08%, 02/15/2020 ⌂ Δ	366
2,000	3.84%, 01/12/2039	1,836
11,463	4.65%, 10/15/2037 ▪ ►	116
33,946	4.82%, 08/12/2037 ►	81
1,015	5.34%, 05/12/2045	987
	LaSalle Commercial Mortgage Securities
16,045	6.20%, 09/20/2043 ⌂ ►	318
	LB-UBS Commercial Mortgage Trust
117	3.63%, 10/15/2029	116
1,533	4.25%, 12/15/2036 ▪ ►	20

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Lehman Brothers Small Balance Commercial
$1,014	6.77%, 09/27/2036 † ⌂	$898
	Long Beach Asset Holdings Corp.
180	5.78%, 04/25/2046 • ⌂	—
	Marlin Leasing Receivables LLC
233	5.09%, 08/15/2012 ⌂	233
1,600	5.33%, 09/16/2013 ⌂	1,557
244	5.63%, 09/16/2013 ⌂	218
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014 ⌂	322
	Merrill Lynch Mortgage Trust
15,327	3.81%, 08/12/2039 ⌂ ►	242
16,394	3.96%, 10/12/2041 ⌂ ►	292
25,291	4.67%, 09/12/2042 ⌂ ►	164
1,661	5.53%, 05/12/2039 Δ	1,628
	Morgan Stanley Capital I
42	3.96%, 06/15/2040	42
	Morgan Stanley Dean Witter Capital I
86	5.38%, 01/15/2039	86
	Nationstar Home Equity Loan Trust
13	9.97%, 03/25/2037 ⌂ Δ	—
	North Street Referenced Linked Notes
1,000	1.87%, 04/28/2011 ⌂ Δ	650
500	2.22%, 04/28/2011 ⌂ Δ	260
	Ocwen Advance Receivables Backed Notes
1,500	5.34%, 11/24/2015 ⌂	900
	Renaissance Home Equity Loan Trust
675	7.00%, 09/25/2037 ⌂	31
405	7.50%, 04/25/2037 ⌂	30
108	9.79%, 04/25/2037 • ⌂	2
	Structured Asset Investment Loan Trust
261	3.01%, 11/25/2033 ⌂ Δ	126
	Structured Asset Securities Corp.
450	2.89%, 02/25/2037 ⌂ Δ	9
400	2.89%, 01/25/2037 † ⌂ Δ	12
	Swift Master Automotive Receivables Trust
1,000	1.78%, 10/15/2012 ⌂ Δ	400
	USAA Automotive Owner Trust
1,560	4.16%, 04/16/2012	1,553
860	5.07%, 06/15/2013	859
1,000	5.66%, 03/15/2013 ⌂	764
	Wachovia Automotive Loan Owner Trust
1,700	5.42%, 04/21/2014 ⌂	1,087
1,000	5.54%, 12/20/2012 ⌂	696
	Wachovia Bank Commercial Mortgage Trust
57	3.48%, 08/15/2041	56
4,847	3.65%, 02/15/2041 ⌂ ►	75
	Washington Mutual Master Note Trust
1,500	0.71%, 10/15/2013 ⌂ Δ	1,262

Principal		Market
Amount		Value +
	Finance (continued)
	Washington Mutual, Inc.
$17,337	7.00%, 11/23/2043 ⌂ ►	$441
	Wells Fargo Home Equity Trust
1,900	0.69%, 04/25/2034 Δ	1,014
	WFS Financial Owner Trust
1,091	4.76%, 05/17/2013 ⌂	715

	Total asset & commercial mortgage backed securities (Cost $70,361)	$54,690

CERTIFICATE OF DEPOSIT — 1.0%
	Finance — 1.0%
	Bank of New York Co., Inc.
$500	5.05%, 03/03/2009	$501
	Comerica Bank
1,350	0.48%, 08/07/2009 Δ	1,338

	Total certificate of deposit (Cost $1,845)	$1,839

CORPORATE BONDS: INVESTMENT GRADE — 50.5%
	Basic Materials — 1.6%
	Alcan, Inc.
$750	6.45%, 03/15/2011	$725
	Xstrata Finance Dubai Ltd.
2,500	2.59%, 11/13/2009 ▪ Δ	2,219

		2,944

	Capital Goods — 2.7%
	Deere & Co.
534	7.85%, 05/15/2010	557
	Honeywell International, Inc.
1,092	4.25%, 03/01/2013	1,092
	Northrop Grumman Corp.
1,000	7.13%, 02/15/2011	1,065
	United Technologies Corp.
987	6.10%, 05/15/2012	1,043
	Xerox Corp.
1,000	7.13%, 06/15/2010	1,001

		4,758

	Consumer Cyclical — 2.1%
	DaimlerChrysler NA Holdings Corp.
600	5.88%, 03/15/2011	575
	Kroger Co.
750	7.25%, 06/01/2009	758
750	8.05%, 02/01/2010	776
	SABMiller plc
510	1.73%, 07/01/2009 ▪ Δ	509
	Safeway, Inc.
700	4.95%, 08/16/2010	707
500	7.50%, 09/15/2009	512

		3,837

	Consumer Staples — 1.4%
	Clorox Co.
1,000	6.13%, 02/01/2011	1,029
	Diageo Capital plc
1,460	7.25%, 11/01/2009	1,494

		2,523

	Energy — 1.7%
	Devon Energy Corp.
1,100	6.88%, 09/30/2011	1,168

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Energy (continued)
	Enterprise Products Operating L.P.
$1,275	7.50%, 02/01/2011	$1,301
	Hess Corp.
500	7.00%, 02/15/2014	506

		2,975

	Finance — 24.0%
	Aetna, Inc.
890	7.88%, 03/01/2011	893
	American Express Credit Corp.
1,700	0.47%, 11/09/2009 Δ	1,616
	BAE Systems Holdings, Inc.
1,000	6.40%, 12/15/2011 ▪	1,010
	Capital One Financial Corp.
1,000	2.47%, 09/10/2009 Δ	958
	Capmark Financial Group
1,000	3.04%, 05/10/2010 Δ	567
	Caterpillar Financial Services Corp.
900	2.31%, 08/20/2010 Δ	860
1,000	4.15%, 01/15/2010	1,010
	CIT Group, Inc.
750	2.27%, 08/17/2009 Δ	712
	Countrywide Financial Corp.
2,000	2.95%, 05/07/2012 Δ	1,770
79	4.50%, 06/15/2010	77
162	5.80%, 06/07/2012	159
	Countrywide Home Loans, Inc.
98	4.00%, 03/22/2011	95
	Credit Suisse First Boston USA, Inc.
2,000	4.13%, 01/15/2010	2,014
	First Union National Bank Commercial Mortgage
1,500	7.80%, 08/18/2010	1,581
	FleetBoston Financial Corp.
1,500	7.38%, 12/01/2009	1,528
	General Electric Capital Corp.
1,880	4.00%, 02/17/2009	1,880
1,500	6.13%, 02/22/2011	1,551
	Goldman Sachs Group, Inc.
800	1.52%, 03/30/2009 Δ	797
200	1.58%, 12/23/2009 Δ	195
1,270	2.23%, 11/16/2009 Δ	1,235
	HSBC Bank USA
2,000	3.88%, 09/15/2009	1,996
	John Deere Capital Corp.
600	1.37%, 10/16/2009 Δ	591
	JP Morgan Chase & Co.
1,145	6.00%, 02/15/2009	1,145
810	6.75%, 02/01/2011	837
	Key Bank NA
250	3.34%, 11/03/2009 Δ	245
	Merrill Lynch & Co., Inc.
2,000	1.60%, 03/23/2010 Δ	1,925
720	2.29%, 12/04/2009 Δ	700

Principal		Market
Amount		Value +
	Finance (continued)
	Morgan Stanley
$1,200	0.54%, 05/07/2010 Δ	$1,092
1,100	2.50%, 02/09/2009 Δ	1,098
375	2.61%, 05/07/2010 Δ	342
	National City Bank of Ohio
1,000	1.24%, 01/21/2010 Δ	950
500	4.50%, 03/15/2010	499
	National Westminster Bank
1,130	7.38%, 10/01/2009	1,111
	Prudential Financial, Inc.
1,000	5.10%, 12/14/2011	964
	Sovereign Bancorp, Inc.
2,000	1.73%, 03/23/2010 Δ	1,812
	SunTrust Banks, Inc.
500	7.75%, 05/01/2010	511
	UnitedHealth Group, Inc.
1,000	1.70%, 06/21/2010 Δ	940
1,000	3.75%, 02/10/2009	1,000
	US Bank NA
1,000	3.40%, 03/02/2009	1,001
	Wellpoint, Inc.
500	4.25%, 12/15/2009	483
525	5.00%, 01/15/2011	523
	Wells Fargo & Co.
2,673	7.55%, 06/21/2010	2,749

		43,022

	Health Care — 3.1%
	Cardinal Health, Inc.
2,000	1.70%, 10/02/2009 Δ	1,952
	CVS Caremark Corp.
2,685	2.50%, 06/01/2010 Δ	2,561
	Wyeth
1,000	6.95%, 03/15/2011	1,068

		5,581

	Services — 4.2%
	Allied Waste North America, Inc.
1,000	5.75%, 02/15/2011	980
	Comcast Corp.
1,490	1.46%, 07/14/2009 Δ	1,470
	Reed Elsevier Capital, Inc.
463	7.75%, 01/15/2014	458
	Time Warner, Inc.
2,520	2.41%, 11/13/2009 Δ	2,462
	Walt Disney Co.
1,120	1.15%, 07/16/2010 Δ	1,100
	Waste Management, Inc.
1,000	6.88%, 05/15/2009	1,009

		7,479

	Technology — 6.5%
	AT&T, Inc.
684	4.13%, 09/15/2009	693
1,000	5.88%, 02/01/2012	1,042
	Deutsche Telekom International Finance B.V.
1,000	1.68%, 03/23/2009 Δ	995

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Technology (continued)
	Deutsche Telekom International Finance B.V. (continued)
$1,000	8.50%, 06/15/2010 Δ	$1,059
	Embarq Corp.
1,000	6.74%, 06/01/2013	950
	Lockheed Martin Corp.
1,500	8.20%, 12/01/2009	1,540
	Oracle Corp.
1,000	5.00%, 01/15/2011	1,043
	Raytheon Co.
1,000	4.85%, 01/15/2011	1,007
	Telecom Italia Capital
750	4.00%, 01/15/2010	729
	Verizon Wireless
1,500	5.25%, 02/01/2012 ▪	1,495
	Vodafone Group plc
1,000	7.75%, 02/15/2010	1,034

		11,587

	Transportation — 2.4%
	Canadian National Railway Co.
1,379	4.25%, 08/01/2009	1,382
	Norfolk Southern Corp.
1,500	6.20%, 04/15/2009	1,502
365	8.63%, 05/15/2010	379
	Union Pacific Corp.
500	6.65%, 01/15/2011	515
540	7.38%, 09/15/2009	543

		4,321

	Utilities — 0.8%
	Ohio Power Co.
1,500	1.60%, 04/05/2010 Δ	1,410

	Total corporate bonds: investment grade (Cost $92,645)	$90,437

U.S. GOVERNMENT AGENCIES — 6.4%
	Federal Home Loan Mortgage Corporation — 3.9%
	Remic — Pac’s:
$6,749	6.00%, 2032	$6,979

	Federal National Mortgage Association — 1.5%
	Remic — Pac’s:
2,599	5.50%, 2014	2,665

	Government National Mortgage Association — 1.0%
	Remic — Pac’s:
1,700	6.50%, 2031	1,809

	Total U.S. government agencies (Cost $11,177)	$11,453

U.S. GOVERNMENT SECURITIES — 8.6%
	U.S. Treasury Securities — 8.6%
	U.S. Treasury Notes:
$6,650	1.50%, 2010	$6,728

Principal		Market
Amount		Value +
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes (continued):
$8,555	2.00%, 2010	$8,734

	Total U.S. government securities (Cost $15,240)	$15,462

	Total long-term investments (Cost $191,268)	$173,881

SHORT-TERM INVESTMENTS — 2.3%
	Repurchase Agreements — 2.3%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $3,541, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $3,606)
3,540	0.25% dated 01/30/2009	$3,540
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $604, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $616)
604	0.25% dated 01/30/2009	604

	Total short-term investments (Cost $4,144)	$4,144

Total investments (Cost $195,412) ▲	99.3%	$178,025
Other assets and liabilities	0.7%	1,314

Total net assets	100.0%	$179,339

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.28% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $195,415 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,491
Unrealized Depreciation	(19,881)

Net Unrealized Depreciation	$(17,390)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $3,542, which represents 1.98% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $5,448, which represents 3.04% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
06/2004	$32	American Express Credit Account Master Trust, 0.83%, 02/15/2012 - 144A	$32
04/2008	357	AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/2011	355
06/2005	1,500	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	1,500
12/2004	368	Bayview Commercial Asset Trust, 6.87%, 01/25/2035 - 144A	368
05/2007 - 12/2008	6,061	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	864
12/2006	11,073	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	1,134
08/2007	10,201	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	1,407
11/2006	1,017	Bayview Financial Acquisition Trust, 4.91%, 02/25/2033 - 144A	1,000
11/2006	2,000	Bayview Financial Acquisition Trust, 5.64%, 11/28/2036	2,000
08/2006	645	Bear Stearns Asset Backed Securities, Inc., 5.16%, 09/25/2033	633
12/2004	18,959	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	380
03/2005 - 08/2007	53,002	Bear Stearns Commercial Mortgage Securities, Inc., 4.65%, 02/11/2041	414
12/2005	105,960	Bear Stearns Commercial Mortgage Securities, Inc., 6.25%, 12/11/2040 - 144A	396
02/2006	800	Capital Automotive Receivables Asset Trust, 5.55%, 01/18/2011	800
08/2006	200	Capital Automotive Receivables Asset Trust, 5.77%, 05/20/2010 - 144A	200
08/2006	225	Capital Automotive Receivables Asset Trust, 6.15%, 04/20/2011 - 144A	225
09/2007	1,000	Capital Automotive Receivables Asset Trust, 6.35%, 03/17/2014 - 144A	1,000
09/2007	1,000	Capital One Prime Automotive Receivables Trust, 5.68%, 06/15/2014	1,000
09/2007	1,000	Carmax Automotive Owner Trust, 6.12%, 07/15/2013	1,000
04/2006 - 08/2007	38,197	CBA Commercial Small Balance Commercial Mortgage, 7.00%, 07/25/2035 — 06/25/2038 - 144A	715

Period			Cost
Acquired	Par	Security	Basis
11/2006 - 08/2007	$10,114	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	$912
12/2006	2,000	Citibank Credit Card Issuance Trust, 0.65%, 01/09/2012	2,000
09/2005	750	CNH Equipment Trust, 4.93%, 12/17/2012	749
10/2006	1,500	Commercial Mortgage Pass-Through Certificates, 1.64%, 12/15/2020 - 144A	1,500
03/2004 - 08/2006	2,450	Commercial Mortgage Pass-Through Certificates, 3.59%, 03/10/2039 - 144A	43
08/2004 - 08/2006	9,826	CS First Boston Mortgage Securities Corp., 4.17%, 07/15/2036 - 144A	150
02/2006	800	DaimlerChrysler Automotive Trust, 5.14%, 09/08/2012	800
07/2004	20	Equity One ABS, Inc., 2.89%, 07/25/2034	20
08/2006	500	Ford Credit Automotive Owner Trust, 5.68%, 06/15/2012	500
10/2007	1,000	Ford Credit Automotive Owner Trust, 5.69%, 11/15/2012	1,000
10/2006	1,022	GMAC Mortgage Corp. Loan Trust, 4.59%, 04/25/2033	1,008
03/2007	219	GMAC Mortgage Corp. Loan Trust, 5.12%, 04/25/2033	217
09/2007	715	GMAC Mortgage Corp. Loan Trust, 5.75%, 10/25/2036	674
08/2005	59	Goldman Sachs Automotive Loan Trust, 4.98%, 11/15/2013	59
07/2004	16,673	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 - 144A	106
03/2006 - 11/2008	35	Hasco NIM Trust, 6.25%, 12/26/2035 - 144A	35
12/2005	167	Hertz Vehicle Financing LLC, 4.93%, 02/25/2010 - 144A	167
03/2007	386	Home Equity Asset Trust, 2.89%, 07/25/2037	376
06/2005	474	Hyundai Automotive Receivables Trust, 4.45%, 02/15/2012	474
03/2006	1,181	JP Morgan Chase Commercial Mortgage Securities Corp., 1.08%, 02/15/2020 - 144A	1,180
12/2006 - 08/2007	16,045	LaSalle Commercial Mortgage Securities, 6.20%, 09/20/2043 - 144A	509
09/2006 - 07/2007	1,014	Lehman Brothers Small Balance Commercial, 6.77%, 09/27/2036 - 144A	1,013
03/2006	180	Long Beach Asset Holdings Corp., 5.78%, 04/25/2046 - 144A	180
08/2005 - 12/2006	233	Marlin Leasing Receivables LLC, 5.09%, 08/15/2012 - 144A	233
09/2006 - 11/2006	1,600	Marlin Leasing Receivables LLC, 5.33%, 09/16/2013 - 144A	1,601
09/2006	244	Marlin Leasing Receivables LLC, 5.63%, 09/16/2013 - 144A	244
08/2007	550	MBNA Credit Card Master Note Trust, 6.80%, 07/15/2014	555
09/2004	15,327	Merrill Lynch Mortgage Trust, 3.81%, 08/12/2039 - 144A	262
11/2004 - 08/2006	16,394	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	332
03/2005	25,291	Merrill Lynch Mortgage Trust, 4.67%, 09/12/2042	150

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Period			Cost
Acquired	Par	Security	Basis
04/2007	$13	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	$13
10/2006 - 11/2006	1,000	North Street Referenced Linked Notes, 1.87%, 04/28/2011 - 144A	974
11/2006	500	North Street Referenced Linked Notes, 2.22%, 04/28/2011 - 144A	466
11/2006	1,500	Ocwen Advance Receivables Backed Notes, 5.34%, 11/24/2015 - 144A	1,500
08/2007	675	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	475
03/2007	405	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037	350
03/2007	108	Renaissance Home Equity Loan Trust, 9.79%, 04/25/2037 - 144A	108
06/2005	261	Structured Asset Investment Loan Trust, 3.01%, 11/25/2033	265
03/2007	850	Structured Asset Securities Corp., 2.89%, 01/25/2037 — 02/25/2037 - 144A	840
10/2007	1,000	Swift Master Automotive Receivables Trust, 1.78%, 10/15/2012	1,000
08/2006	1,000	USAA Automotive Owner Trust, 5.66%, 03/15/2013	1,000
09/2006	1,700	Wachovia Automotive Loan Owner Trust, 5.42%, 04/21/2014 - 144A	1,700
10/2006	1,000	Wachovia Automotive Loan Owner Trust, 5.54%, 12/20/2012 - 144A	1,000
02/2004	4,847	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 - 144A	66
11/2006	1,500	Washington Mutual Master Note Trust, 0.71%, 10/15/2013 - 144A	1,500
11/2006	17,337	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	749
07/2005 - 09/2007	1,091	WFS Financial Owner Trust, 4.76%, 05/17/2013	1,089
The aggregate value of these securities at January 31, 2009 was $33,502 which represents 18.68% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.4%
	Automobiles & Components — 0.3%
113	Exide Technologies •	$409
44	Fuel Systems Solutions, Inc. •	1,157

		1,566

	Banks — 0.6%
84	Signature Bank •	2,160
37	SVB Financial Group •	774

		2,934

	Capital Goods — 8.6%
34	Aceto Corp.	308
29	Acuity Brands, Inc.	785
205	Aecom Technology Corp. •	5,196
94	AMETEK, Inc.	3,015
28	Applied Signal Technology	491
39	Axsys Technologies, Inc. •	1,645
68	Beacon Roofing Supply, Inc. •	870
78	Chart Industries, Inc. •	662
25	Clarcor, Inc.	746
81	Cubic Corp.	2,189
22	Curtis-Wright Corp.	709
29	Dynamic Materials Corp.	348
51	EMCOR Group, Inc. •	1,058
27	Energy Conversion Devices, Inc. •	668
20	ESCO Technologies, Inc. •	702
27	Flowserve Corp.	1,464
28	Gorman Rupp Co.	720
110	GrafTech International Ltd. •	885
51	Graham Corp.	508
25	Heico Corp.	1,001
45	II-VI, Inc. •	854
76	Insteel Industries, Inc.	585
86	MasTec, Inc. •	911
27	Michael Baker Corp. •	960
6	NN, Inc.	11
19	Nordson Corp.	586
73	Orbital Sciences Corp. •	1,228
102	Pall Corp.	2,648
47	Perini Corp. •	980
31	Raven Industries	671
35	Robbins & Myers, Inc.	598
74	Sterling Construction Co., Inc. •	1,324
35	Sun Hydraulics Corp.	535
123	Teledyne Technologies, Inc. •	3,405
13	Thermadyne Holdings Corp. •	44
52	Titan Machinery, Inc. •	526
29	TransDigm Group, Inc. •	975
51	Trex Co., Inc. •	753
40	Wabtec Corp.	1,202
19	Watsco, Inc.	640
42	Woodward Governor Co.	855

		44,261

	Commercial & Professional Services — 7.0%
26	Administaff, Inc.	544
195	American Ecology Corp.	3,883
60	CBIZ, Inc. •	486
19	Clean Harbors, Inc. •	994
31	CoStar Group, Inc. •	929
193	Covanta Holding Corp. •	3,332
102	Equifax, Inc. •	2,524

		Market
Shares		Value +
	Commercial & Professional Services (continued)
36	Geo Group, Inc. •	$532
51	Herman Miller, Inc.	565
38	HNI Corp.	499
12	Huron Consulting Group, Inc. •	618
127	Knoll, Inc.	866
152	Mobile Mini, Inc. •	1,924
7	Multi-Color Corp.	73
39	Navigant Consulting, Inc. •	553
113	PRG-Schultz International •	354
45	Resources Connection, Inc. •	651
131	Robert Half International, Inc.	2,213
32	Rollins, Inc.	492
24	Standard Register Co.	176
130	Sykes Enterprises, Inc. •	2,175
199	Tetra Tech, Inc. •	4,631
62	TrueBlue, Inc. •	530
184	Waste Connections, Inc. •	5,328
19	Watson Wyatt Worldwide, Inc.	895

		35,767

	Consumer Durables & Apparel — 2.9%
13	Deckers Outdoor Corp. •	659
307	Jarden Corp. •	3,207
32	Polaris Industries, Inc.	686
206	Pool Corp.	3,257
107	Snap-On, Inc.	3,238
94	True Religion Apparel, Inc. •	1,077
44	Tupperware Brands Corp.	908
24	Under Armour, Inc. Class A •	451
33	Warnaco Group, Inc. •	754
41	Wolverine World Wide, Inc.	747

		14,984

	Consumer Services — 3.7%
30	American Public Education, Inc. •	1,162
34	Bally Technologies, Inc. •	694
109	Burger King Holdings, Inc.	2,426
12	Capella Education Co. •	663
69	Career Education Corp. •	1,506
100	Corinthian Colleges, Inc. •	1,870
47	ITT Educational Services, Inc. •	5,714
23	Matthews International Corp. Class A	881
30	P. F. Chang’s China Bistro, Inc. •	539
167	Royal Caribbean Cruises Ltd.	1,085
14	Steiner Leisure Ltd. •	350
120	Wendy’s/Arby’s Group, Inc.	604
66	WMS Industries, Inc. •	1,476

		18,970

	Diversified Financials — 3.3%
74	Ameriprise Financial, Inc.	1,493
30	Cash America International, Inc.	548
216	Discover Financial Services, Inc.	1,544
70	Ezcorp, Inc. •	946
21	First Cash Financial Services, Inc. •	349
10	Greenhill & Co., Inc.	681
40	Interactive Brokers Group •	608
57	Knight Capital Group, Inc. •	1,034
475	Liberty Acquisition Holdings Corp. •	4,263
13	Life Partners Holdings, Inc.	482
151	Nasdaq Stock Market, Inc. •	3,294
45	optionsXpress Holdings, Inc.	491

The Hartford Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Diversified Financials (continued)
37	Riskmetrics Group, Inc. •	$479
124	Thinkorswim Group, Inc. •	934

		17,146

	Energy — 6.7%
131	Arena Resources, Inc. •	3,193
80	ATP Oil & Gas Corp. •	359
136	Atwood Oceanics, Inc. •	2,272
59	Basic Energy Services, Inc. •	564
71	Bolt Technology Corp. •	548
124	Cabot Oil & Gas Corp.	3,413
32	Carbo Ceramics, Inc.	1,136
20	Clayton Williams Energy, Inc. •	799
42	Comstock Resources, Inc. •	1,615
45	Concho Resources, Inc. •	1,137
16	Contango Oil & Gas Co. •	699
31	Dril-Quip, Inc. •	757
22	Englobal Corp. •	69
87	Exco Resources, Inc. •	885
19	Georesources, Inc. •	134
20	Goodrich Petroleum Corp. •	583
43	Gulf Island Fabrication	543
90	Helmerich & Payne, Inc.	2,010
19	Lufkin Industries, Inc.	660
107	Matrix Service Co. •	568
66	McMoRan Exploration Co. •	442
51	NATCO Group, Inc. •	880
17	Nordic Amer Tanker Shipping	482
108	Penn Virginia Corp.	2,240
59	RPC, Inc.	439
107	St. Mary Land & Exploration Co.	2,066
63	T-3 Energy Services, Inc. •	807
204	Vaalco Energy, Inc. •	1,530
78	Whiting Petroleum Corp. •	2,275
133	Willbros Group, Inc. •	1,297

		34,402

	Food & Staples Retailing — 0.8%
84	BJ’s Wholesale Club, Inc. •	2,410
40	Spartan Stores, Inc.	748
53	Winn-Dixie Stores, Inc. •	731

		3,889

	Food, Beverage & Tobacco — 2.1%
31	Cal-Maine Foods, Inc.	829
29	Diamond Foods, Inc.	747
63	Flowers Foods, Inc.	1,362
17	Green Mountain Coffee Roasters •	645
67	Ralcorp Holdings, Inc. •	3,972
201	Smithfield Foods, Inc. •	2,381
53	Vector Group Ltd.	775

		10,711

	Health Care Equipment & Services — 12.0%
77	Align Technology, Inc. •	605
18	Almost Family, Inc. •	551
28	Amedisys, Inc. •	1,170
86	American Medical Systems Holdings •	924
19	Athenahealth, Inc. •	693
72	Beckman Coulter, Inc.	3,581
42	Catalyst Health Solutions •	921
36	Centene Corp. •	636

		Market
Shares		Value +
	Health Care Equipment & Services (continued)
44	Cerner Corp. •	$1,494
19	Chemed Corp.	773
159	Community Health Systems, Inc. •	2,959
25	Computer Programs and Systems, Inc.	628
27	Conceptus, Inc. •	395
63	Cross Country Healthcare, Inc. •	474
102	CryoLife, Inc. •	842
71	Cyberonics, Inc. •	1,096
47	Eclipsys Corp. •	408
22	Emergency Medical Services •	730
22	Genoptix, Inc. •	747
19	Haemonetics Corp. •	1,140
210	Health Net, Inc. •	3,067
566	HealthSouth Corp. •	5,629
23	HMS Holdings Corp. •	708
45	Immucor, Inc. •	1,247
27	Integra LifeSciences Holdings Corp. •	758
102	Inverness Medical Innovation, Inc. •	2,496
9	Landauer, Inc.	588
31	LHC Group, Inc. •	822
55	Masimo Corp. •	1,518
44	MedAssets, Inc. •	634
22	Meridian Bioscience, Inc.	460
41	NuVasive, Inc. •	1,536
155	Omnicare, Inc.	4,326
26	Owens & Minor, Inc.	1,045
36	PSS World Medical, Inc. •	567
42	Psychiatric Solutions, Inc. •	1,099
59	Quidel Corp. •	720
63	Sirona Dental Systems, Inc. •	757
293	SSL International plc	2,131
67	STERIS Corp.	1,785
73	Thoratec Corp. •	2,119
285	Volcano Corp. •	3,721
16	West Pharmaceutical Services	545
31	Wright Medical Group, Inc. •	650
128	Zoll Medical Corp. •	2,057

		61,752

	Household & Personal Products — 0.3%
136	American Oriental Bioengineering, Inc. •	681
12	Chattem, Inc. •	800

		1,481

	Insurance — 2.5%
154	Allied World Assurance Holdings Ltd.	5,821
31	eHealth, Inc. •	428
298	Lancashire Holdings Ltd. •	1,957
12	Max Capital Group Ltd.	206
30	PartnerRe Ltd.	1,998
24	Tower Group, Inc.	595
66	W.R. Berkley Corp.	1,753

		12,758

	Materials — 2.5%
114	Albemarle Corp.	2,527
46	Calgon Carbon Corp. •	584
14	Compass Minerals Group, Inc.	837
75	FMC Corp.	3,346
101	Innophos Holdings, Inc.	1,533
19	Rock Tenn Co. Class A	592

The Hartford Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Materials (continued)
17	Silgan Holdings, Inc.	$775
380	Solutia, Inc. •	1,486
9	Universal Stainless & Alloy Products •	125
45	Worthington Industries, Inc.	452
42	Zep, Inc.	463

		12,720

	Media — 2.1%
117	Discovery Communications, Inc. •	1,703
57	DreamWorks Animation SKG, Inc. •	1,261
156	Interactive Data Corp.	3,567
160	Marvel Entertainment, Inc. •	4,422

		10,953

	Pharmaceuticals, Biotechnology & Life Sciences — 12.3%
87	Albany Molecular Research, Inc. •	742
46	Alexion Pharmaceuticals, Inc. •	1,683
350	Alkermes, Inc. •	4,014
108	Auxilium Pharmaceuticals, Inc. •	3,286
15	Bio-Rad Laboratories, Inc. Class A •	969
290	Celera Corp. •	2,444
43	Cephalon, Inc. •	3,309
76	Cougar Biotechnology, Inc. •	2,203
120	Cubist Pharmaceuticals, Inc. •	2,561
87	CV Therapeutics, Inc. •	1,355
28	Emergent Biosolutions, Inc. •	622
144	Enzon, Inc. •	938
134	eResearch Technology, Inc. •	776
22	Facet Biotech Corp. •	131
177	Icon plc ADR •	3,556
61	Isis Pharmaceuticals, Inc. •	857
141	KV Pharmaceutical Co. •	92
34	Life Sciences Research, Inc. •	225
150	Life Technologies Corp. •	3,809
57	Luminex Corp. •	1,153
47	Martek Biosciences Corp.	1,233
116	Medicines Co. •	1,478
88	Medicis Pharmaceutical Corp. Class A	1,223
47	Myriad Genetics, Inc. •	3,532
120	NPS Pharmaceuticals, Inc. •	750
81	Obagi Medical Products, Inc. •	545
81	Onyx Pharmaceuticals, Inc. •	2,442
83	OSI Pharmaceuticals, Inc. •	2,962
130	PDL Biopharma, Inc.	836
72	Perrigo Co.	2,109
91	Pharmaceutical Product Development, Inc.	2,179
150	Questcor Pharmaceuticals •	969
183	Regeneron Pharmaceuticals, Inc. •	3,201
84	Sequenom, Inc. •	1,853
41	Valeant Pharmaceuticals International •	898
22	Varian, Inc. •	611
23	Vertex Pharmaceuticals, Inc. •	754
132	VIVUS, Inc. •	647

		62,947

	Real Estate — 0.7%
53	Brandywine Realty Trust	316
19	Equity Lifestyle Properties, Inc.	698
21	Home Properties of New York, Inc.	740

		Market
Shares		Value +
	Real Estate (continued)
65	MFA Mortgage Investments, Inc.	$372
24	Tanger Factory Outlet Center	722
22	Washington Real Estate Investment Trust	522

		3,370

	Retailing — 2.8%
54	99 Cents Only Stores •	450
124	Advance Automotive Parts, Inc.	4,065
53	Aeropostale, Inc. •	1,128
40	The Buckle, Inc.	842
148	Dick’s Sporting Goods, Inc. •	1,633
23	Dufry Group	368
146	The Finish Line, Inc.	691
60	GameStop Corp. Class A •	1,484
88	LKQ Corp. •	1,011
36	Netflix, Inc. •	1,287
55	PetMed Express, Inc. •	796
24	Tractor Supply Co. •	823

		14,578

	Semiconductors & Semiconductor Equipment — 2.3%
205	Atheros Communications, Inc. •	2,465
27	Hittite Microwave Corp. •	697
65	Micrel, Inc.	493
68	Microsemi Corp. •	569
981	ON Semiconductor Corp. •	4,093
178	PMC — Sierra, Inc. •	866
37	Power Integrations, Inc.	729
46	Semtech Corp. •	538
221	Skyworks Solutions, Inc. •	956
40	Ultratech Stepper, Inc. •	446

		11,852

	Software & Services — 13.1%
50	ACI Worldwide, Inc. •	852
40	Advent Software, Inc. •	870
138	Ariba, Inc. •	1,055
92	AsiaInfo Holdings, Inc. •	804
230	Autonomy Corp. plc •	3,613
32	Blackboard, Inc. •	813
92	CACI International, Inc. Class A •	4,165
37	Commvault Systems, Inc. •	492
43	Concur Technologies, Inc. •	1,051
43	CSG Systems International, Inc. •	620
66	CyberSource Corp. •	793
24	Digital River, Inc. •	605
153	Earthlink, Inc. •	1,149
37	EPIQ Systems, Inc. •	659
93	Equinix, Inc. •	4,984
88	Factset Research Systems, Inc.	3,497
34	Forrester Research, Inc. •	713
75	Gartner, Inc. Class A •	1,069
80	Informatica Corp. •	1,025
54	Interwoven, Inc. •	857
48	j2 Global Communications, Inc. •	942
47	Jack Henry & Associates, Inc.	839
52	JDA Software Group, Inc. •	578
44	Manhattan Associates, Inc. •	672
16	Mantech International Corp. Class A •	865
91	McAfee, Inc. •	2,777
61	Micros Systems •	882

The Hartford Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services (continued)
135	Net 1 UEPS Technologies, Inc. •	$1,807
95	Netscout Systems, Inc. •	1,347
55	Omniture, Inc. •	500
105	Parametric Technology Corp. •	949
36	Pegasystems, Inc.	494
19	Quality Systems	717
314	Red Hat, Inc. •	4,593
113	RightNow Technologies, Inc. •	662
92	S1 Corp. •	612
161	Sapient Corp. •	686
65	Smith Micro Software, Inc. •	345
349	Solera Holdings, Inc. •	8,417
59	Sybase, Inc. •	1,603
87	Symyx Technologies •	420
24	Syntel, Inc.	523
156	Take-Two Interactive Software, Inc.	1,093
52	Taleo Corp. Class A •	435
77	TeleCommunication Systems, Inc. Class A •	550
85	TiVo, Inc. •	611
60	Tyler Corp. •	761
38	VistaPrint Ltd. •	865
79	Websense, Inc. •	890
120	Wind River Systems, Inc. •	955

		67,076

	Technology Hardware & Equipment — 5.1%
46	ADTRAN, Inc.	692
40	Bigband Networks, Inc. •	201
56	Cogent, Inc. •	647
61	Cognex Corp.	801
23	Comtech Telecommunications Corp. •	878
52	Data Domain, Inc. •	679
80	FLIR Systems, Inc. •	2,002
126	Harmonic, Inc. •	648
64	Interdigital, Inc. •	2,071
53	Intermec, Inc. •	652
55	IPG Photonics Corp. •	533
55	Itron, Inc. •	3,615
26	MTS Systems Corp.	689
272	NCR Corp. •	3,416
107	Netezza Corp. •	648
132	Nice Systems Ltd. •	2,540
4	PC-Tel, Inc.	24
41	Plexus Corp. •	594
167	Polycom, Inc. •	2,352
53	Riverbed Technology, Inc. •	534
87	Starent Networks Corp. •	1,283
33	Synaptics, Inc. •	786

		26,285

	Telecommunication Services — 2.1%
153	Centennial Cellular Corp. Class A •	1,255
68	Iowa Telecommunications Services, Inc.	877
327	MetroPCS Communications, Inc. •	4,449
43	NTELOS Holdings Corp.	920
65	Premiere Global Services, Inc. •	630
25	Shenandoah Telecommunications Co.	598
54	Syniverse Holdings, Inc. •	734

		Market
Shares		Value +
	Telecommunication Services (continued)
146	TW Telecom, Inc. •	$1,116

		10,579

	Transportation — 3.0%
100	Allegiant Travel Co. •	3,557
23	Genesee & Wyoming, Inc. Class A •	615
192	Heartland Express, Inc.	2,580
161	Hub Group, Inc. •	3,652
92	J.B. Hunt Transport Services, Inc.	2,050
304	JetBlue Airways Corp. •	1,711
60	Knight Transportation, Inc.	794
25	Old Dominion Freight Line, Inc. •	617

		15,576

	Utilities — 0.6%
16	ITC Holdings Corp.	666
85	UGI Corp.	2,167

		2,833

	Total common stock (Cost $625,204)	$499,390

EXCHANGE TRADED FUNDS — 0.3%
	Other Investment Pools and Funds — 0.3%
25	iShares Russell 2000 Growth Index Fund	$1,171

	Total exchange traded funds (Cost $1,176)	$1,171

	Total long-term investments (Cost $626,380)	$500,561

Principal
Amount
SHORT-TERM INVESTMENTS — 0.6%
	Repurchase Agreements — 0.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $1)
$1	0.25% dated 01/30/2009	$1
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $324, collateralized by GNMA 6.00%, 2038, value of $330)
324	0.28% dated 01/30/2009	324
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,049, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $1,068)
1,049	0.25% dated 01/30/2009	1,049
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $195, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $199)
195	0.29% dated 01/30/2009	195

The Hartford Small Company Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS (continued)
	Repurchase Agreements (continued)
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $251, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $256)
$251	0.28% dated 01/30/2009		$251
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $179, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $183)
179	0.25% dated 01/30/2009		179
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $54, collateralized by U.S. Treasury Note 6.00%, 2009, value of $55)
54	0.27% dated 01/30/2009		54

			2,053

	U.S. Treasury Bills — 0.2%
1,150	0.10%, 04/16/2009 о □		1,150

	Total short-term investments (Cost $3,203)		$3,203

	Total investments (Cost $629,583) ▲	98.3%	$503,764
	Other assets and liabilities	1.7%	8,856

	Total net assets	100.0%	$512,620

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.31% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $651,062 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(147,298)

Net Unrealized Depreciation	$(147,298)

•	Currently non-income producing.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	38	Long	Mar 2009	$(58)

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
Euro (Sell)	$401	$415	02/02/09	$14
Euro (Sell)	742	751	02/03/09	9
Euro (Sell)	334	334	02/04/09	—
Swiss Franc (Sell)	188	189	02/03/09	1
Swiss Franc (Sell)	118	118	02/04/09	—

				$24

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 97.4%
	Automobiles & Components — 0.5%
15	Exide Technologies •	$55
23	Fuel Systems Solutions, Inc. •	579

		634

	Banks — 0.1%
5	SVB Financial Group •	104

	Capital Goods — 10.7%
17	A.O. Smith Corp.	470
5	Aceto Corp.	42
29	Actuant Corp. Class A	485
52	Acuity Brands, Inc.	1,399
7	AGCO Corp. •	143
4	Applied Signal Technology	67
1	Axsys Technologies, Inc. •	57
9	Beacon Roofing Supply, Inc. •	120
20	Belden, Inc.	262
13	Bucyrus International, Inc.	206
27	Ceradyne, Inc. •	623
36	Chart Industries, Inc. •	306
3	Clarcor, Inc.	96
3	Curtis-Wright Corp.	100
4	Dynamic Materials Corp.	47
7	EMCOR Group, Inc. •	143
4	Energy Conversion Devices, Inc. •	91
3	ESCO Technologies, Inc. •	95
53	Esterline Technologies Corp. •	1,927
5	Flowserve Corp.	251
69	Force Protection, Inc. •	414
4	Gorman Rupp Co.	98
20	Graco, Inc.	415
68	GrafTech International Ltd. •	549
27	Graham Corp.	265
4	Heico Corp.	140
6	II-VI, Inc. •	110
10	Insteel Industries, Inc.	81
6	Joy Global, Inc.	127
9	Lennox International, Inc.	259
7	Lindsay Corp.	182
25	MasTec, Inc. •	262
4	Michael Baker Corp. •	131
1	NN, Inc.	2
3	Nordson Corp.	81
10	Orbital Sciences Corp. •	173
6	Perini Corp. •	133
14	Powell Industries, Inc. •	334
4	Raven Industries	85
48	Robbins & Myers, Inc.	834
24	Sun Hydraulics Corp.	363
24	Teledyne Technologies, Inc. •	668
2	Thermadyne Holdings Corp. •	6
16	Titan Machinery, Inc. •	166
9	TransDigm Group, Inc. •	319
6	Trex Co., Inc. •	90
5	Wabtec Corp.	165
3	Watsco, Inc.	89
6	Woodward Governor Co.	117

		13,588

		Market
Shares		Value +
	Commercial & Professional Services — 4.8%
4	Administaff, Inc.	$74
5	American Ecology Corp.	105
8	CBIZ, Inc. •	66
3	Clean Harbors, Inc. •	140
7	Consolidated Graphics, Inc. •	113
4	CoStar Group, Inc. •	122
5	Geo Group, Inc. •	73
7	Herman Miller, Inc.	78
5	HNI Corp.	68
2	Huron Consulting Group, Inc. •	84
36	Knoll, Inc.	246
37	Manpower, Inc.	1,045
1	Multi-Color Corp.	10
19	Navigant Consulting, Inc. •	271
17	PRG-Schultz International •	52
29	Resources Connection, Inc. •	426
4	Rollins, Inc.	65
3	Standard Register Co.	24
4	Sykes Enterprises, Inc. •	66
7	Tetra Tech, Inc. •	155
9	TrueBlue, Inc. •	73
8	Waste Connections, Inc. •	246
53	Watson Wyatt Worldwide, Inc.	2,457

		6,059

	Consumer Durables & Apparel — 2.0%
8	Carter’s, Inc. •	129
2	Deckers Outdoor Corp. •	90
9	Jakks Pacific, Inc. •	160
82	Liz Claiborne, Inc.	179
4	Polaris Industries, Inc.	94
4	Pool Corp.	63
63	Smith & Wesson Holding Corp. •	148
46	True Religion Apparel, Inc. •	518
21	Tupperware Brands Corp.	432
3	Under Armour, Inc. Class A •	58
24	Warnaco Group, Inc. •	543
6	Wolverine World Wide, Inc.	102

		2,516

	Consumer Services — 5.1%
4	American Public Education, Inc. •	157
25	Bally Technologies, Inc. •	500
2	Capella Education Co. •	84
13	Corinthian Colleges, Inc. •	244
15	ITT Educational Services, Inc. •	1,891
3	Matthews International Corp. Class A	110
4	P. F. Chang’s China Bistro, Inc. •	75
15	Pre-Paid Legal Services, Inc. •	508
17	Red Robin Gourmet Burgers, Inc. •	206
2	Steiner Leisure Ltd. •	48
4	Strayer Education, Inc.	887
16	Wendy’s/Arby’s Group, Inc.	82
77	WMS Industries, Inc. •	1,715

		6,507

	Diversified Financials — 1.1%
4	Cash America International, Inc.	74
9	Ezcorp, Inc. •	123
3	First Cash Financial Services, Inc. •	47
1	Greenhill & Co., Inc.	96
5	Interactive Brokers Group •	79

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Diversified Financials (continued)
8	Knight Capital Group, Inc. •	$138
2	Life Partners Holdings, Inc.	65
22	optionsXpress Holdings, Inc.	237
5	Riskmetrics Group, Inc. •	65
18	Thinkorswim Group, Inc. •	133
25	Waddell and Reed Financial, Inc. Class A	350

		1,407

	Energy — 6.3%
18	Arena Resources, Inc. •	417
10	ATP Oil & Gas Corp. •	45
8	Basic Energy Services, Inc. •	76
10	Bolt Technology Corp. •	78
82	Brigham Exploration Co. •	206
4	Carbo Ceramics, Inc.	152
3	Clayton Williams Energy, Inc. •	104
85	Complete Production Services, Inc. •	544
43	Comstock Resources, Inc. •	1,603
6	Concho Resources, Inc. •	154
2	Contango Oil & Gas Co. •	90
4	Dril-Quip, Inc. •	100
3	Englobal Corp. •	10
12	Exco Resources, Inc. •	119
3	Georesources, Inc. •	19
3	Goodrich Petroleum Corp. •	74
200	Gran Tierra Energy Corp. •	566
5	Gulf Island Fabrication	67
12	Helmerich & Payne, Inc.	261
2	Lufkin Industries, Inc.	87
14	Matrix Service Co. •	71
69	McMoRan Exploration Co. •	464
7	NATCO Group, Inc. •	113
2	Nordic Amer Tanker Shipping	65
4	Penn Virginia Corp.	91
13	Rosetta Resources, Inc. •	76
8	RPC, Inc.	62
30	St. Mary Land & Exploration Co.	582
9	T-3 Energy Services, Inc. •	111
52	Union Drilling, Inc. •	236
110	Vaalco Energy, Inc. •	831
30	W&T Offshore, Inc.	380
17	Willbros Group, Inc. •	170

		8,024

	Food & Staples Retailing — 0.9%
33	BJ’s Wholesale Club, Inc. •	941
5	Spartan Stores, Inc.	100
7	Winn-Dixie Stores, Inc. •	101

		1,142

	Food, Beverage & Tobacco — 0.9%
4	Cal-Maine Foods, Inc.	113
104	Darling International, Inc. •	475
4	Diamond Foods, Inc.	96
8	Flowers Foods, Inc.	176
2	Green Mountain Coffee Roasters •	88
2	Ralcorp Holdings, Inc. •	106
7	Vector Group Ltd.	96

		1,150

		Market
Shares		Value +
	Health Care Equipment & Services — 11.4%
21	Align Technology, Inc. •	$172
2	Almost Family, Inc. •	76
4	Amedisys, Inc. •	155
54	American Medical Systems Holdings •	580
37	Angiodynamics, Inc. •	505
3	Athenahealth, Inc. •	96
6	Catalyst Health Solutions •	131
5	Centene Corp. •	88
3	Chemed Corp.	105
4	Computer Programs and Systems, Inc.	88
22	Conceptus, Inc. •	305
31	Corvel Corp. •	547
9	Cross Country Healthcare, Inc. •	65
14	CryoLife, Inc. •	115
23	Cyberonics, Inc. •	350
6	Eclipsys Corp. •	54
3	Emergency Medical Services •	98
77	Ev3, Inc. •	414
3	Genoptix, Inc. •	98
3	Haemonetics Corp. •	151
19	Hanger Orthopedic Group, Inc. •	258
86	Healthspring, Inc. •	1,491
3	HMS Holdings Corp. •	97
6	Immucor, Inc. •	170
4	Integra LifeSciences Holdings Corp. •	101
12	Invacare Corp.	231
14	Kensey Nash Corp. •	279
1	Landauer, Inc.	80
4	LHC Group, Inc. •	105
63	LifePoint Hospitals, Inc. •	1,409
7	Masimo Corp. •	201
6	MedAssets, Inc. •	85
3	Meridian Bioscience, Inc.	56
22	Merit Medical Systems, Inc. •	331
6	NuVasive, Inc. •	207
23	Omnicell, Inc. •	179
5	Orthofix International N.V. •	77
26	Owens & Minor, Inc.	1,068
29	PharMerica Corp. •	473
5	PSS World Medical, Inc. •	74
6	Psychiatric Solutions, Inc. •	152
8	Quidel Corp. •	97
9	Sirona Dental Systems, Inc. •	104
28	STERIS Corp.	748
36	Symmetry Medical, Inc. •	249
20	Thoratec Corp. •	571
20	U.S. Physical Therapy, Inc. •	243
42	Vnus Medical Technologies •	669
22	Volcano Corp. •	283
2	West Pharmaceutical Services	75
4	Wright Medical Group, Inc. •	87

		14,443

	Household & Personal Products — 1.5%
135	American Oriental Bioengineering, Inc. •	673
2	Chattem, Inc. •	110
121	Nu Skin Enterprises, Inc. Class A	1,150

		1,933

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Insurance — 1.8%
27	Allied World Assurance Holdings Ltd.	$1,007
65	Amerisafe, Inc. •	1,208
4	eHealth, Inc. •	58
3	Tower Group, Inc.	71

		2,344

	Materials — 1.2%
16	Calgon Carbon Corp. •	204
22	Cliff’s Natural Resources, Inc.	498
2	Compass Minerals Group, Inc.	114
19	Ferro Corp.	76
38	Headwaters, Inc. •	172
14	Innophos Holdings, Inc.	206
3	Rock Tenn Co. Class A	80
2	Silgan Holdings, Inc.	104
1	Universal Stainless & Alloy Products •	18
6	Worthington Industries, Inc.	62
5	Zep, Inc.	58

		1,592

	Media — 1.6%
80	Arbitron, Inc.	1,203
4	Interactive Data Corp.	100
29	Marvel Entertainment, Inc. •	799

		2,102

	Pharmaceuticals, Biotechnology & Life Sciences — 16.6%
11	Albany Molecular Research, Inc. •	92
6	Alexion Pharmaceuticals, Inc. •	231
168	Alkermes, Inc. •	1,928
19	Alnylam Pharmaceuticals, Inc. •	409
101	Arena Pharmaceuticals, Inc. •	418
6	Bio-Rad Laboratories, Inc. Class A •	394
50	Bruker Corp. •	202
85	Celera Corp. •	717
51	Cubist Pharmaceuticals, Inc. •	1,094
143	CV Therapeutics, Inc. •	2,230
251	Cytokinetics, Inc. •	533
4	Emergent Biosolutions, Inc. •	84
20	Enzon, Inc. •	131
18	eResearch Technology, Inc. •	106
3	Facet Biotech Corp. •	18
26	InterMune, Inc. •	297
8	Isis Pharmaceuticals, Inc. •	114
35	Kendle International, Inc. •	674
19	KV Pharmaceutical Co. •	13
5	Life Sciences Research, Inc. •	31
7	Luminex Corp. •	151
6	Martek Biosciences Corp.	169
79	Medicines Co. •	1,006
12	Medicis Pharmaceutical Corp. Class A	170
11	Myriad Genetics, Inc. •	886
16	NPS Pharmaceuticals, Inc. •	103
11	Obagi Medical Products, Inc. •	76
26	Onyx Pharmaceuticals, Inc. •	776
18	Optimer Pharmaceuticals, Inc. •	188
14	OSI Pharmaceuticals, Inc. •	515
18	PDL Biopharma, Inc.	114
20	Perrigo Co.	587
32	Pharmasset, Inc. •	364

		Market
Shares		Value +
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
46	Progenics Pharmaceuticals, Inc. •	$335
20	Questcor Pharmaceuticals •	130
82	Regeneron Pharmaceuticals, Inc. •	1,430
72	Rigel Pharmaceuticals, Inc. •	505
136	Salix Pharmaceuticals Ltd. •	1,090
37	Theravance, Inc. •	488
6	Valeant Pharmaceuticals International •	122
18	Varian, Inc. •	502
17	Vertex Pharmaceuticals, Inc. •	565
19	VIVUS, Inc. •	92
26	Watson Pharmaceuticals, Inc. •	709
12	Xenoport, Inc. •	300

		21,089

	Real Estate — 0.9%
65	Anworth Mortgage Asset Corp.	400
3	Equity Lifestyle Properties, Inc.	97
3	Home Properties of New York, Inc.	102
3	Tanger Factory Outlet Center	96
18	Taubman Centers, Inc.	349
3	Washington Real Estate Investment Trust	70

		1,114

	Retailing — 3.1%
7	99 Cents Only Stores •	61
7	Aeropostale, Inc. •	153
23	Big Lots, Inc. •	313
5	The Buckle, Inc.	116
22	Citi Trends, Inc. •	210
18	Collective Brands, Inc. •	187
20	The Finish Line, Inc.	96
17	Gymboree Corp. •	424
37	Hot Topic, Inc. •	313
22	Netflix, Inc. •	773
28	Nutri/System, Inc.	354
24	Overstock.com, Inc. •	263
8	PetMed Express, Inc. •	109
3	Tractor Supply Co. •	112
154	Wet Seal, Inc. Class A •	401

		3,885

	Semiconductors & Semiconductor Equipment — 3.3%
54	Atheros Communications, Inc. •	650
4	Hittite Microwave Corp. •	95
9	Micrel, Inc.	67
9	Microsemi Corp. •	74
10	Netlogic Microsystems, Inc. •	204
120	ON Semiconductor Corp. •	500
116	PMC — Sierra, Inc. •	567
5	Power Integrations, Inc.	99
6	Semtech Corp. •	73
130	Silicon Image, Inc. •	477
171	Skyworks Solutions, Inc. •	742
17	Ultra Clean Holdings, Inc. •	19
5	Ultratech Stepper, Inc. •	61
17	Varian Semiconductor Equipment Associates, Inc. •	327
44	Volterra Semiconductor Corp. •	308

		4,263

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Software & Services — 12.9%
7	ACI Worldwide, Inc. •	$115
5	Advent Software, Inc. •	108
29	Ansys, Inc. •	713
138	Art Technology Group, Inc. •	236
37	AsiaInfo Holdings, Inc. •	323
4	Blackboard, Inc. •	108
45	Commvault Systems, Inc. •	601
6	Concur Technologies, Inc. •	149
44	CSG Systems International, Inc. •	632
9	CyberSource Corp. •	108
3	Digital River, Inc. •	84
74	Earthlink, Inc. •	558
5	EPIQ Systems, Inc. •	83
7	Factset Research Systems, Inc.	295
4	Forrester Research, Inc. •	94
10	Gartner, Inc. Class A •	146
22	Informatica Corp. •	286
84	Infospace, Inc. •	674
7	Interwoven, Inc. •	108
47	j2 Global Communications, Inc. •	914
6	Jack Henry & Associates, Inc.	114
34	JDA Software Group, Inc. •	382
27	Kenexa Corp. •	182
6	Manhattan Associates, Inc. •	91
2	Mantech International Corp. Class A •	117
8	Micros Systems •	113
15	Net 1 UEPS Technologies, Inc. •	207
14	Netscout Systems, Inc. •	192
8	Omniture, Inc. •	69
128	Parametric Technology Corp. •	1,152
5	Pegasystems, Inc.	63
3	Quality Systems	98
21	Red Hat, Inc. •	300
12	S1 Corp. •	83
289	Sapient Corp. •	1,234
9	Smith Micro Software, Inc. •	47
11	Sohu.com, Inc. •	423
46	Solera Holdings, Inc. •	1,097
29	Sybase, Inc. •	805
12	Symyx Technologies •	58
3	Syntel, Inc.	71
21	Take-Two Interactive Software, Inc.	148
8	Taleo Corp. Class A •	64
61	TeleCommunication Systems, Inc. Class A •	431
58	Tibco Software, Inc. •	312
44	TiVo, Inc. •	310
8	Tyler Corp. •	99
100	United Online, Inc.	610
27	Vignette Corp. •	187
5	VistaPrint Ltd. •	118
11	Websense, Inc. •	118
92	Wind River Systems, Inc. •	730

		16,360

	Technology — 0.1%
17	Polypore International, Inc. •	115

		Market
Shares		Value +
	Technology Hardware & Equipment — 6.7%
6	ADTRAN, Inc.	$95
79	Arris Group, Inc. •	559
47	Avocent Corp. •	673
49	Benchmark Electronics, Inc. •	574
5	Bigband Networks, Inc. •	28
8	Cogent, Inc. •	87
8	Cognex Corp.	110
3	Comtech Telecommunications Corp. •	121
7	Data Domain, Inc. •	89
147	Emulex Corp. •	841
16	Harmonic, Inc. •	84
37	Ingram Micro, Inc. •	454
18	Interdigital, Inc. •	602
7	Intermec, Inc. •	81
7	IPG Photonics Corp. •	67
5	Itron, Inc. •	333
4	MTS Systems Corp.	95
25	Multi-Fineline Electronix, Inc. •	465
15	Netezza Corp. •	89
1	PC-Tel, Inc.	4
27	Plexus Corp. •	402
10	Polycom, Inc. •	134
55	QLogic Corp. •	621
47	Riverbed Technology, Inc. •	479
76	Starent Networks Corp. •	1,114
14	Synaptics, Inc. •	330

		8,531

	Telecommunication Services — 1.5%
33	Atlantic Tele-Network, Inc.	701
21	Centennial Cellular Corp. Class A •	169
9	Iowa Telecommunications Services, Inc.	113
19	NTELOS Holdings Corp.	408
9	Premiere Global Services, Inc. •	87
3	Shenandoah Telecommunications Co.	82
17	Syniverse Holdings, Inc. •	234
20	TW Telecom, Inc. •	154

		1,948

	Transportation — 1.7%
2	Allegiant Travel Co. •	77
3	Genesee & Wyoming, Inc. Class A •	78
7	Heartland Express, Inc.	100
47	Hub Group, Inc. •	1,049
8	Knight Transportation, Inc.	108
3	Old Dominion Freight Line, Inc. •	84
43	Werner Enterprises, Inc.	637

		2,133

	Utilities — 0.7%
2	ITC Holdings Corp.	85
28	UniSource Energy Corp.	796

		881

	Total common stock (Cost $171,831)	$123,864

The Hartford SmallCap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value +
SHORT-TERM INVESTMENTS — 2.4%
	Repurchase Agreements — 2.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $3, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $3)
$3	0.25% dated 01/30/2009		$3
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $928, collateralized by GNMA 6.00%, 2038, value of $946)
928	0.28% dated 01/30/2009		928
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $324, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $330)
324	0.25% dated 01/30/2009		324
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $560, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $571)
560	0.29% dated 01/30/2009		560
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $721, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $735)
721	0.28% dated 01/30/2009		721
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $55, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $56)
55	0.25% dated 01/30/2009		55
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $153, collateralized by U.S. Treasury Note 6.00%, 2009, value of $156)
153	0.27% dated 01/30/2009		153

			2,744

	U.S. Treasury Bills — 0.3%
375	0.10%, 04/16/2009 о □		375

	Total short-term investments (Cost $3,119)		$3,119

	Total investments (Cost $174,950) ▲	99.8%	$126,983
	Other assets and liabilities	0.2%	191

	Total net assets	100.0%	$127,174

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.75% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $178,820 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(51,837)

Net Unrealized Depreciation	$(51,837)

•	Currently non-income producing.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
Russell 2000 Mini	15	Long	Mar 2009	$(67)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Stock Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 100.1%
	Automobiles & Components — 1.0%
159	Honda Motor Co., Ltd.	$3,645

	Banks — 3.4%
130	Banco Itau Holding Financeira S.A. ADR	1,304
30	PNC Financial Services Group, Inc.	972
103	Standard Chartered plc	1,295
766	Washington Mutual, Inc. Private Placement † ⌂	28
460	Wells Fargo & Co.	8,699

		12,298

	Capital Goods — 6.0%
83	Cummins, Inc.	1,986
50	Deere & Co.	1,751
13	First Solar, Inc. •	1,885
831	General Electric Co.	10,084
97	Honeywell International, Inc.	3,189
50	Siemens AG ADR	2,797

		21,692

	Commercial & Professional Services — 0.4%
142	Monster Worldwide, Inc. •	1,311

	Diversified Financials — 10.3%
114	Ameriprise Financial, Inc.	2,305
523	Bank of America Corp.	3,441
419	Discover Financial Services, Inc.	2,998
130	Goldman Sachs Group, Inc.	10,495
353	Invesco Ltd.	4,164
418	JP Morgan Chase & Co.	10,656
278	UBS AG ADR •	3,460

		37,519

	Energy — 14.4%
100	Cameco Corp.	1,644
26	Canadian Natural Resources Ltd. ADR	921
27	EOG Resources, Inc.	1,836
205	Exxon Mobil Corp.	15,671
142	Hess Corp.	7,897
173	Marathon Oil Corp.	4,708
252	OAO Gazprom Class S ADR	3,268
34	Occidental Petroleum Corp.	1,838
181	Petroleo Brasileiro S.A. ADR	4,740
64	Reliance Industries GDR ▪	3,449
34	Schlumberger Ltd.	1,404
123	Suncor Energy, Inc. ADR	2,368
67	XTO Energy, Inc.	2,474

		52,218

	Food & Staples Retailing — 4.5%
151	Safeway, Inc.	3,240
195	Supervalu, Inc.	3,425
149	Walgreen Co.	4,090
116	Wal-Mart Stores, Inc.	5,447

		16,202

	Food, Beverage & Tobacco — 3.3%
1	Japan Tobacco, Inc.	2,033
159	PepsiCo, Inc.	7,966
92	Unilever N.V. NY Shares ADR	2,015

		12,014

		Market
Shares		Value +
	Health Care Equipment & Services — 5.6%
41	Intuitive Surgical, Inc. •	$4,222
57	McKesson Corp.	2,524
127	Medtronic, Inc.	4,240
267	UnitedHealth Group, Inc.	7,558
54	Varian Medical Systems, Inc. •	2,013

		20,557

	Household & Personal Products — 0.6%
40	Procter & Gamble Co.	2,180

	Insurance — 0.7%
55	ACE Ltd.	2,386

	Materials — 2.0%
143	Cliff’s Natural Resources, Inc.	3,318
54	Potash Corp. of Saskatchewan, Inc.	4,027

		7,345

	Media — 4.8%
590	Comcast Corp. Class A	8,638
555	Time Warner, Inc.	5,180
257	Viacom, Inc. Class B •	3,793

		17,611

	Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
52	AstraZeneca plc	1,986
204	Bristol-Myers Squibb Co.	4,374
107	Daiichi Sankyo Co., Ltd.	2,411
479	Elan Corp. plc ADR •	3,463
117	Eli Lilly & Co.	4,301
174	Pfizer, Inc.	2,530
453	Schering-Plough Corp.	7,948
191	Shionogi & Co., Ltd.	4,095
81	UCB S.A.	2,525
110	Vertex Pharmaceuticals, Inc. •	3,645
234	Wyeth	10,063

		47,341

	Retailing — 4.8%
75	Best Buy Co., Inc.	2,087
2,495	Buck Holdings L.P. † • ⌂	2,604
122	Kohl’s Corp. •	4,479
87	Lowe’s Co., Inc.	1,588
138	Nordstrom, Inc.	1,746
301	Staples, Inc.	4,801

		17,305

	Semiconductors & Semiconductor Equipment — 5.4%
360	Applied Materials, Inc.	3,376
109	Intel Corp.	1,411
167	Lam Research Corp. •	3,377
499	Maxim Integrated Products, Inc.	6,601
329	Texas Instruments, Inc.	4,917

		19,682

	Software & Services — 6.8%
65	Accenture Ltd. Class A	2,048
259	Electronic Arts, Inc. •	4,002
19	Google, Inc. •	6,432
577	Microsoft Corp.	9,860
183	Western Union Co.	2,500

		24,842

	Technology Hardware & Equipment — 8.5%
82	Apple, Inc. •	7,391

The Hartford Stock Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment (continued)
711	Cisco Systems, Inc. •	$10,639
477	Flextronics International Ltd. •	1,244
200	NetApp, Inc. •	2,964
175	Qualcomm, Inc.	6,043
48	Research In Motion Ltd. •	2,681

		30,962

	Telecommunication Services — 1.2%
316	MetroPCS Communications, Inc. •	4,288

	Transportation — 3.4%
532	Delta Air Lines, Inc. •	3,671
81	FedEx Corp.	4,101
109	United Parcel Service, Inc. Class B	4,614

		12,386

	Total common stock (Cost $570,228)	$363,784

WARRANTS — 0.0%
	Banks — 0.0%
96	Washington Mutual, Inc. Private Placement † ⌂	$—

	Total warrants (Cost $ —)	$—

	Total long-term investments (Cost $570,228)	$363,784

Principal
Amount
SHORT-TERM INVESTMENTS — 0.1%
	Repurchase Agreements — 0.1%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $—, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $—)
$—	0.25% dated 01/30/2009	$—
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $140, collateralized by GNMA 6.00%, 2038, value of $143)
140	0.28% dated 01/30/2009	140
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $85, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $86)
85	0.29% dated 01/30/2009	85
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $109, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $111)
109	0.28% dated 01/30/2009	109

Principal			Market
Amount			Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $23, collateralized by U.S. Treasury Note 6.00%, 2009, value of $24)
$23	0.27% dated 01/30/2009		$23

	Total short-term investments (Cost $357)		$357

	Total investments (Cost $570,585) ▲	100.2%	$364,141
	Other assets and liabilities	(0.2)%	(649)

	Total net assets	100.0%	$363,492

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.89% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $591,437 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,067
Unrealized Depreciation	(231,363)

Net Unrealized Depreciation	$(227,296)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $2,632, which represents 0.72% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $3,449, which represents 0.95% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Shares	Security	Basis
06/2007	2,495	Buck Holdings L.P.	$2,497
04/2008	96	Washington Mutual, Inc. Private Placement Warrants	—
04/2008	766	Washington Mutual, Inc. Private Placement	6,700

The aggregate value of these securities at January 31, 2009 was $2,632 which represents 0.72% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 3.4%
	Finance — 3.4%
	Bank of America Credit Card Trust
$500	5.17%, 06/15/2019	$436
	Bayview Commercial Asset Trust
1,239	7.50%, 09/25/2037 ⌂ ►	101
	Bayview Financial Acquisition Trust
250	8.05%, 08/28/2047 ⌂	71
	CBA Commercial Small Balance Commercial Mortgage
4,622	7.25%, 07/25/2039 ⌂ ►	439
	Credit-Based Asset Servicing and Securitization
88	0.66%, 05/25/2036 ⌂ Δ	36
	GMAC Mortgage Corp. Loan Trust
555	6.05%, 12/25/2037 ⌂ Δ	266
	Greenwich Capital Commercial Funding Corp.
299	1.64%, 11/05/2021 ⌂ Δ	3
323	1.84%, 11/05/2021 ⌂ Δ	3
5,000	5.74%, 12/10/2049 Δ	3,412
	Honda Automotive Receivables Owner Trust
450	5.28%, 01/23/2012	453
	IMPAC Commercial Mortgage Backed Trust
285	1.89%, 02/25/2036 ⌂ Δ	121
	Lehman Brothers Small Balance Commercial
651	5.91%, 06/25/2037 † ⌂	470
	MBNA Credit Card Master Note Trust
300	6.80%, 07/15/2014 ⌂	176
	Morgan Stanley Capital I
1,067	4.97%, 04/14/2040	895
	Renaissance Home Equity Loan Trust, Class M5
100	7.00%, 09/25/2037 ⌂	6
	Renaissance Home Equity Loan Trust, Class M8
125	7.00%, 09/25/2037 ⌂	4
	USAA Automotive Owner Trust
402	4.63%, 05/15/2012	402
	Wells Fargo Alternative Loan Trust
608	6.25%, 11/25/2037 ⌂	390

	Total asset & commercial mortgage backed securities (Cost $10,824)	$7,684

CORPORATE BONDS: INVESTMENT GRADE — 28.8%
	Basic Materials — 1.0%
	Consol Energy, Inc.
$430	7.88%, 03/01/2012	$422
	Kimberly-Clark Corp.
1,620	7.50%, 11/01/2018	1,903

		2,325

	Capital Goods — 1.5%
	Caterpillar, Inc.
121	8.25%, 12/15/2038	139

Principal		Market
Amount		Value +
	Capital Goods (continued)
	Embraer Overseas Ltd.
$1,100	6.38%, 01/24/2017	$864
	Tyco International Ltd.
837	8.50%, 01/15/2019	889
	United Technologies Corp.
647	6.13%, 02/01/2019	701
	Xerox Corp.
1,035	6.35%, 05/15/2018	856

		3,449

	Consumer Cyclical — 1.3%
	CRH America, Inc.
1,340	8.13%, 07/15/2018	1,018
	Delhaize Group
1,423	5.88%, 02/01/2014	1,436
	Safeway, Inc.
470	6.25%, 03/15/2014	496

		2,950

	Consumer Staples — 1.9%
	Altria Group, Inc.
474	9.70%, 11/10/2018	519
	Anheuser-Busch Cos., Inc.
300	8.20%, 01/15/2039 ▪	302
	Anheuser-Busch InBev N.V.
1,005	7.75%, 01/15/2019 ▪	1,020
	General Mills, Inc.
454	5.65%, 02/15/2019	462
	PepsiCo, Inc.
1,154	7.90%, 11/01/2018	1,431
	Philip Morris International, Inc.
560	6.88%, 03/17/2014	613

		4,347

	Energy — 1.9%
	ConocoPhillips
946	6.50%, 02/01/2039	942
	Devon Energy Corp.
498	6.30%, 01/15/2019	499
	Gazprom International S.A.
539	7.20%, 02/01/2020 ◘	442
	Nabors Industries, Inc.
498	9.25%, 01/15/2019 ▪	481
	Sempra Energy
523	9.80%, 02/15/2019	605
	Shell International Finance B.V.
520	6.38%, 12/15/2038	543
	TNK-BP Finance S.A.
1,100	7.50%, 03/13/2013 — 07/18/2016 ▪	797

		4,309

	Finance — 10.4%
	American Real Estate Partners L.P.
775	7.13%, 02/15/2013	632
	Bank of America Corp.
2,200	2.10%, 04/30/2012	2,178
565	5.65%, 05/01/2018	512
	Berkshire Hathaway Finance Corp.
1,100	5.00%, 08/15/2013	1,135

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Finance (continued)
	BP Capital Markets plc
$977	5.25%, 11/07/2013	$1,038
	Citigroup, Inc.
595	2.13%, 04/30/2012	589
647	8.30%, 12/21/2057 Δ	336
155	8.40%, 04/30/2018 Δ♠	57
	Corpoacion Andina De Fomento
635	5.20%, 05/21/2013	561
1,070	5.75%, 01/12/2017	864
250	6.88%, 03/15/2012	240
	COX Communications, Inc.
371	6.25%, 06/01/2018 ▪	338
	Goldman Sachs Capital Trust II
2,542	5.79%, 06/01/2012 Δ♠	913
	International Lease Finance Corp.
1,500	6.63%, 11/15/2013	1,112
	Jackson National Life Global Funding
975	5.38%, 05/08/2013 ▪	904
	JP Morgan Chase & Co.
840	7.90%, 04/30/2018♠	638
	Kuzneski (Bank of Moscow)
700	7.50%, 11/25/2015 Δ	316
	MBNA America Bank N.A.
995	7.13%, 11/15/2012 ▪	1,001
	National City Bank of Ohio
600	4.50%, 03/15/2010	598
	National City Corp.
884	12.00%, 12/10/2012♠	795
	Pricoa Global Funding I
500	1.27%, 01/30/2012 ▪ Δ	366
	Progressive Corp.
785	6.70%, 06/15/2037 Δ	442
	Prudential Financial, Inc.
424	8.88%, 06/15/2038 Δ	274
	RBS Capital Trust IV
2,050	2.26%, 09/30/2014 Δ♠	339
	Rio Tinto Finance USA Ltd.
1,505	5.88%, 07/15/2013	1,324
	State Street Capital Trust III
1,235	8.25%, 03/15/2011 Δ	939
	Transcapitalinvest Ltd.
1,200	5.67%, 03/05/2014 ◘	876
	UBS Preferred Funding Trust I
1,250	8.62%, 10/01/2010♠	591
	Unicredito Italiano Capital Trust
2,000	9.20%, 10/05/2010 ▪♠	761
	UnitedHealth Group, Inc.
1,500	6.88%, 02/15/2038	1,368
	USB Capital IX
1,830	6.19%, 04/15/2011 Δ♠	769
	Wells Fargo Bank NA
600	2.36%, 05/16/2016 Δ	477

Principal		Market
Amount		Value +
	Finance (continued)
	Wells Fargo Capital XIII
$303	7.70%, 03/26/2013 Δ♠	$217

		23,500

	Foreign Governments — 0.1%
	El Salvador (Republic of)
260	8.50%, 07/25/2011 ⌂	263

	Health Care — 1.3%
	Amgen, Inc.
252	6.40%, 02/01/2039	261
	Covidien International
1,500	6.55%, 10/15/2037	1,504
	CVS Caremark Corp.
1,500	6.30%, 06/01/2037 Δ	818
	Glaxosmithkline Capital, Inc.
273	6.38%, 05/15/2038	304

		2,887

	Services — 0.7%
	Allied Waste North America, Inc.
500	7.13%, 05/15/2016	487
	News America, Inc.
272	6.15%, 03/01/2037	237
	President & Fellows of Harvard
336	6.00%, 01/15/2019 ▪	362
	Reed Elsevier Capital, Inc.
523	7.75%, 01/15/2014	517

		1,603

	Technology — 5.9%
	AT&T, Inc.
1,150	6.55%, 02/15/2039	1,146
	Deutsche Telekom International Finance B.V.
900	5.38%, 03/23/2011	923
882	6.75%, 08/20/2018	950
	Embarq Corp.
2,700	8.00%, 06/01/2036	2,133
	Hanaro Telecom, Inc.
460	7.00%, 02/01/2012 ▪	396
	IBM Corp.
776	6.50%, 10/15/2013	868
	Rogers Cable, Inc.
390	8.75%, 05/01/2032	399
	Rogers Communications, Inc.
751	6.80%, 08/15/2018	781
733	7.50%, 03/15/2015	746
	Telecom Italia Capital
2,204	7.72%, 06/04/2038 ‡	2,058
	Verizon Wireless
1,524	5.55%, 02/01/2014 ▪	1,514
1,312	8.50%, 11/15/2018 ▪	1,505

		13,419

	Transportation — 0.2%
	Canadian Pacific Railway Co.
675	5.95%, 05/15/2037	457

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities — 2.6%
	Duke Energy Corp.
$355	6.35%, 08/15/2038	$354
222	7.00%, 11/15/2018	255
	Electricite De France
605	6.95%, 01/26/2039 ▪	624
	Pacific Gas & Electric Energy Recovery Funding LLC
629	8.25%, 10/15/2018	777
	Public Service Co. of Colorado
860	6.50%, 08/01/2038	922
	Southern California Edison Co.
665	5.75%, 03/15/2014	723
	Taqa Abu Dhabi National Energy Co.
500	5.62%, 10/25/2012 ▪	481
	TransCanada Pipelines Ltd.
1,624	7.25%, 08/15/2038	1,618

		5,754

	Total corporate bonds: investment grade (Cost $71,633)	$65,263

CORPORATE BONDS: NON-INVESTMENT GRADE — 21.5%
	Basic Materials — 1.2%
	Cenveo, Inc.
$300	10.50%, 08/15/2016 ▪	$187
	Evraz Group S.A.
400	8.88%, 04/24/2013 ▪	248
	Graham Packaging Co., Inc.
500	8.50%, 10/15/2012	383
	Lupatech Finance, Ltd.
1,260	9.88%, 07/10/2012 ⌂♠	954
	MacDermid, Inc.
350	9.50%, 04/15/2017 ▪	172
	New Page Corp.
320	10.00%, 05/01/2012	123
	Vedanta Resources plc
900	8.75%, 01/15/2014 ▪	603
200	9.50%, 07/18/2018 ◘	116

		2,786

	Consumer Cyclical — 3.5%
	Aramark Corp.
940	5.00%, 06/01/2012	799
	D.R. Horton, Inc.
945	4.88%, 01/15/2010	888
	Desarrolladora Homes S.A.
1,070	7.50%, 09/28/2015	746
	Dollarama Group L.P.
700	8.88%, 08/15/2012	560
	ESCO Corp.
640	8.63%, 12/15/2013 ▪	499
	Ingles Markets, Inc.
650	8.88%, 12/01/2011	614
	KB Home & Broad Home Corp.
450	6.38%, 08/15/2011	382
	Parkson Retail Group Ltd.
1,050	7.88%, 11/14/2011	777

Principal			Market
Amount ╬			Value +
		Consumer Cyclical (continued)
		Pulte Homes, Inc.
	$850	7.88%, 08/01/2011	$795
		Supervalu, Inc.
	900	7.50%, 11/15/2014	860
		United Components, Inc.
	425	9.38%, 06/15/2013 ⌂	132
		Urbi Desarrollos Urbanos
	1,070	8.50%, 04/19/2016 ◘	792

			7,844

		Consumer Staples — 0.7%
		Appleton Papers, Inc.
	400	8.13%, 06/15/2011	269
		Constellation Brands, Inc.
	340	8.38%, 12/15/2014	338
		Dole Food Co., Inc.
	275	8.63%, 05/01/2009	259
		MHP S.A.
	800	10.25%, 11/30/2011 ⌂	271
		Sino-Forest Corp.
	444	9.13%, 08/17/2011 ◘	360

			1,497

		Energy — 2.3%
		Chesapeake Energy Corp.
	775	7.63%, 07/15/2013	713
		Encore Acquisition Co.
	700	7.25%, 12/01/2017	563
		Ferrellgas Partners L.P.
	870	6.75%, 05/01/2014 ▪	696
		Inergy L.P.
	550	8.25%, 03/01/2016	498
		Noble Group Ltd.
	1,800	6.63%, 03/17/2015 ▪	1,134
		Petrohawk Energy Corp.
	725	9.13%, 07/15/2013	667
		Plains Exploration & Production Co.
	450	7.63%, 06/01/2018	385
		Quicksilver Resources, Inc.
	700	8.25%, 08/01/2015	564

			5,220

		Finance — 1.6%
		Alfa Bank
	200	8.20%, 06/25/2012 ▪	126
		Citigroup (JSC Severstal)
	355	9.25%, 04/19/2014 ◘	217
		Drummond Co., Inc.
	1,410	7.38%, 02/15/2016 ⌂	790
		Ford Motor Credit Co.
	300	5.54%, 04/15/2009 Δ	286
	750	5.70%, 01/15/2010	635
		LPL Holdings, Inc.
	1,070	10.75%, 12/15/2015 ⌂	749
		RBS-Zero Hora Editora Journalistica
BRL	1,800	11.25%, 06/15/2017 ⌂	427
		TuranAlem Finance B.V.
	200	7.75%, 04/25/2013 ⌂	77

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Finance (continued)
	Yankee Acquisition Corp.
$725	8.50%, 02/15/2015	$348

		3,655

	Foreign Governments — 1.0%
	Argentina (Republic of)
970	7.00%, 10/03/2015	317
	Indonesia (Republic of)
1,400	7.25%, 04/20/2015 ◘	1,203
	Venezuela (Republic of)
1,850	9.00%, 05/07/2023 ◘	837

		2,357

	Health Care — 1.7%
	Advanced Medical Optics, Inc.
495	7.50%, 05/01/2017	549
	HCA, Inc.
500	7.88%, 02/01/2011	474
750	9.25%, 11/15/2016	716
	IASIS Healthcare Capital Corp.
700	8.75%, 06/15/2014	616
	Invacare Corp.
100	9.75%, 02/15/2015	91
	Psychiatric Solutions, Inc.
600	7.75%, 07/15/2015	492
	Skilled Healthcare Group, Inc.
600	11.00%, 01/15/2014	582
	Warner Chilcott Corp.
300	8.75%, 02/01/2015	281

		3,801

	Services — 2.1%
	Affinion Group, Inc.
1,000	11.50%, 10/15/2015	650
	AMC Entertainment, Inc.
500	11.00%, 02/01/2016	427
	DirecTV Holdings LLC
475	8.38%, 03/15/2013	477
	Echostar DBS Corp.
550	7.75%, 05/31/2015	514
	FireKeepers Development Authority
500	13.88%, 05/01/2015 ▪	335
	Harland Clarke Holdings
455	9.50%, 05/15/2015	200
	Iron Mountain, Inc.
685	8.00%, 06/15/2020	634
	MGM Mirage, Inc.
450	8.50%, 09/15/2010	362
	Pinnacle Entertainment, Inc.
380	8.75%, 10/01/2013	350
	TL Acquisitions, Inc.
485	10.50%, 01/15/2015 ▪	243
	Videotron Ltee
625	6.88%, 01/15/2014	594

		4,786

	Technology — 5.1%
	Advanced Micro Devices, Inc.
250	5.75%, 08/15/2012 ۞	78

Principal		Market
Amount		Value +
	Technology (continued)
	Canwest MediaWorks L.P.
$535	9.25%, 08/01/2015 ▪	$78
	Charter Communications Operating LLC
925	10.88%, 09/15/2014 ▪	800
	CSC Holdings, Inc.
1,250	7.63%, 04/01/2011	1,244
	Intelsat Corp.
400	9.25%, 06/15/2016 ▪	366
	Intelsat Jackson Holdings Ltd.
370	11.50%, 06/15/2016 ▪	344
	Intelsat Ltd.
1,250	7.63%, 04/15/2012	1,000
	Level 3 Financing, Inc.
1,250	12.25%, 03/15/2013	950
	Maxcom Telecomunicaciones
1,060	11.00%, 12/15/2014	795
	Mediacom LLC
1,550	7.88%, 02/15/2011	1,457
	MetroPCS Wireless, Inc.
750	9.25%, 11/01/2014	695
	Qwest Communications International, Inc.
1,000	7.50%, 02/15/2014	855
	Sanmina-Sci Corp.
930	4.75%, 06/15/2014 ▪ Δ	539
	Sprint Capital Corp.
1,400	7.63%, 01/30/2011	1,165
	Vimpelcom
400	8.38%, 04/30/2013 ▪	292
	Windstream Corp.
1,000	8.63%, 08/01/2016	985

		11,643

	Transportation — 0.7%
	Continental Airlines, Inc.
414	7.03%, 06/15/2011	298
	Grupo Senda Autotransporte
1,195	10.50%, 10/03/2015 ⌂	651
	United Air Lines, Inc.
578	7.19%, 04/01/2011	555

		1,504

	Utilities — 1.6%
	AES El Savador Trust
700	6.75%, 02/01/2016 ⌂	442
	Copano Energy LLC
600	8.13%, 03/01/2016	492
	Kinder Morgan, Inc.
550	5.15%, 03/01/2015	465
	Markwest Energy Partners L.P.
500	8.50%, 07/15/2016	366
	Mirant Mid-Atlantic LLC
626	9.13%, 06/30/2017 †	601
	NRG Energy, Inc.
975	7.25%, 02/01/2014	931
	Reliant Energy, Inc.
100	6.75%, 12/15/2014	92

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Utilities (continued)
	Texas Competitive Electric Co.
$450	10.25%, 11/01/2015	$333

		3,722

	Total corporate bonds: non-investment grade (Cost $58,161)	$48,815

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ — 7.2%
	Basic Materials — 1.1%
	Arizona Chemical Co.
$352	2.41%, 02/27/2013 ±	$241
250	5.92%, 02/27/2014 ⌂ ±	129
	Calumet Lubricants Co., L.P.
115	1.28%, 12/29/2014 ±	63
862	6.15%, 01/03/2015 ±	474
	Coffeyville Resources
235	3.15%, 12/21/2010 ±	166
757	8.50%, 12/21/2013 ±	534
	John Maneely Co.
645	4.44%, 12/08/2013 ±	342
	Newpage Corp.
990	6.00%, 12/21/2014 ±	555

		2,504

	Capital Goods — 0.6%
	MacAndrews Amg Holdings LLC
406	7.95%, 04/17/2012 ⌂ ±	223
	Scitor Acquisition Corp.
476	4.66%, 09/26/2014 † ⌂ ±	238
	Wesco Aircraft Hardward Corp.
500	6.16%, 03/28/2014 ±	335
	Yankee Candle Co.
1,000	3.40%, 02/06/2014 ±	540

		1,336

	Consumer Cyclical — 0.8%
	Brand Energy & Infrastructure Services
494	4.74%, 02/07/2014 ⌂ ±	311
	Delphi Corp.
1,274	9.25%, 06/30/2009 ¤ ±	907
	Ford Motor Co.
688	5.00%, 12/16/2013 ±	246
	Lear Corp.
994	3.24%, 04/25/2012 ±	443

		1,907

	Consumer Staples — 0.6%
	Dole Food Co., Inc.
98	0.66%, 04/12/2013 ±	81
174	2.48%, 04/12/2013 ±	143
648	2.94%, 04/12/2013 ±	533
	WM Wrigley Jr. Co.
604	6.50%, 10/06/2014 ±	593

		1,350

	Energy — 1.0%
	Lyondell Chemical Co.
1,241	0.00%, 12/22/2014 ☼	397
1,407	11.15%, 12/15/2009 ± *	1,406

Principal		Market
Amount		Value +
	Energy (continued)
	Turbo Beta Ltd.
$1,010	14.50%, 03/12/2018 † ⌂ ±	$444

		2,247

	Finance — 0.6%
	BNY Convergex Group LLC & EZE Castle Software
1,500	4.46%, 08/30/2013 ⌂ ±	968
	Crescent Resources LLC
646	6.17%, 09/07/2012 ⌂ ±	100
	Realogy Corp.
104	0.27%, 10/05/2013 ±	62
388	5.71%, 10/05/2014 ±	229

		1,359

	Health Care — 0.4%
	Generics International, Inc.
990	4.96%, 11/19/2014 ⌂ ±	693
	Inverness Medical Innovation, Inc.
250	4.69%, 06/26/2015 ±	173

		866

	Services — 1.2%
	Centaur LLC
279	9.25%, 10/30/2012 ±	102
	Emdeon Business Services LLC
500	6.46%, 05/16/2014 ±	325
	Golden Nugget, Inc.
250	3.67%, 12/31/2014 ⌂ ±	28
	Greenwood Racing, Inc.
1,459	2.66%, 11/14/2011 ±	977
	New World Gaming Partners Ltd.
500	6.94%, 03/31/2015 ⌂ ±	117
	Philosophy, Inc.
247	2.41%, 03/17/2014 ⌂ ±	144
	Telesat Canada
456	4.31%, 09/01/2014 ±	366
39	4.46%, 09/01/2014 ±	31
	WideOpenWest Finance LLC
270	7.44%, 06/29/2015 ⌂ ±	54
	Yonkers Racing Corp.
733	10.50%, 08/12/2011 ±	619

		2,763

	Technology — 0.4%
	Gatehouse Media Operating, Inc.
204	2.57%, 08/05/2014 ±	49
546	4.20%, 08/05/2014 ±	130
	Infor Global Solutions, Delayed Draw Term Loan
258	5.21%, 07/28/2012 ±	146
	Infor Global Solutions, U.S. Term Loan
494	5.21%, 07/28/2012 ±	279
	One Communications Corp.
470	5.88%, 06/30/2012 ±	243

		847

	Utilities — 0.5%
	Astoria Generating Co. Acquisitions LLC
500	4.11%, 08/23/2013 ±	351

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Utilities (continued)
	Texas Competitive Electric Holdings Co. LLC
$494	3.91%, 10/12/2014 ±	$342
494	4.75%, 10/10/2014 ±	342
	TPF Generation Holdings LLC
375	5.71%, 12/21/2014 ±	236

		1,271

	Total senior floating rate interests: non-investment grade (Cost $26,027)	$16,450

U.S. GOVERNMENT AGENCIES — 17.5%
	Federal Home Loan Mortgage Corporation — 4.7%
	Mortgage Backed Securities:
$5,757	6.50%, 2037 — 2038	$6,007

	Notes:
1,300	4.13%, 2013	1,393
3,000	4.88%, 2013	3,318

		4,711

		10,718

	Federal National Mortgage Association — 10.2%
	Mortgage Backed Securities:
15,090	6.50%, 2037 — 2038	15,739
6,890	7.00%, 2037 — 2038	7,235

		22,974

	Other Government Agencies — 2.6%
	Small Business Administration Participation Certificates:
2,934	5.16%, 2028	3,032
2,810	5.31%, 2027	2,916

		5,948

	Total U.S. government agencies (Cost $38,880)	$39,640

U.S. GOVERNMENT SECURITIES — 9.7%
	U.S. Treasury Securities — 9.7%
	U.S. Treasury Bonds:
$2,728	4.50%, 2038 □	$3,168

	U.S. Treasury Notes:
60	0.88%, 2010	60
9,33	11.50%, 2010 — 2013	9,410
820	2.00%, 2013	828
2,540	2.75%, 2013	2,654
5,509	3.75%, 2018	5,932

		18,884

	Total U.S. government securities (Cost $22,531)	$22,052

	Total long-term investments (Cost $228,056)	$199,904

Shares
SHORT-TERM INVESTMENTS — 9.8%
	Investment Pools and Funds — 4.0%
4,097	JP Morgan U.S. Government Money Market Fund	$4,097
—	State Street Bank U.S. Government Money Market Fund	—

		Market
Shares		Value +
	Investment Pools and Funds (continued)
5,000	Wells Fargo Advantage Government Money Market Fund	$5,000

		9,097

Principal
Amount
	Repurchase Agreements — 5.8%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $11,227, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $11,434)
$11,227	0.25% dated 01/30/2009		11,227
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,914, collateralized by FNMA 5.50% — 6.00%, 2027 — 2048, value of $1,954)
1,914	0.25% dated 01/30/2009		1,914

			13,141

	Total short-term investments (Cost $22,238)		$22,238

	Total investments (Cost $250,294) ▲	97.9%	$222,142
	Other assets and liabilities	2.1%	4,658

	Total net assets	100.0%	$226,800

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.20% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange. The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $250,332 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,155
Unrealized Depreciation	(32,345)

Net Unrealized Depreciation	$(28,190)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $1,753, which represents 0.77% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	Debt security in default due to bankruptcy.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2009, the market value of these securities amounted to $4,843 or 2.14% of net assets.

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $17,514, which represents 7.72% of total net assets.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2009.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $1,418.

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2009.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	— Brazilian Real

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
04/2008	$700	AES El Savador Trust, 6.75%, 02/01/2016 — Reg S	$651
09/2007	250	Arizona Chemical Co., 5.92%, 02/27/2014	231
08/2007	1,239	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	172
07/2007	250	Bayview Financial Acquisition Trust, 8.05%, 08/28/2047	250
10/2007 - 08/2008	1,500	BNY Convergex Group LLC & EZE Castle Software, 4.46%, 08/30/2013	1,431
11/2007	494	Brand Energy & Infrastructure Services, 4.74%, 02/07/2014	486
05/2007	4,622	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 — 144A	387
07/2007	88	Credit-Based Asset Servicing and Securitization, 0.66%, 05/25/2036 — 144A	86
05/2007	646	Crescent Resources LLC, 6.17%, 09/07/2012	647
08/2008 - 01/2009	1,410	Drummond Co., Inc., 7.38%, 02/15/2016 — 144A	1,052
12/2008	260	El Salvador (Republic of), 8.50%, 07/25/2011 — Reg S	245
11/2007	990	Generics International, Inc., 4.96%, 11/19/2014	980
09/2007	555	GMAC Mortgage Corp. Loan Trust, 6.05%, 12/25/2037	543

Period			Cost
Acquired	Par	Security	Basis
06/2007	$250	Golden Nugget, Inc., 3.67%, 12/31/2014	$250
05/2007	299	Greenwich Capital Commercial Funding Corp., 1.64%, 11/05/2021 — 144A	290
05/2007	323	Greenwich Capital Commercial Funding Corp., 1.84%, 11/05/2021 — 144A	313
10/2007 - 11/2008	1,195	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	1,090
05/2007	285	IMPAC Commercial Mortgage Backed Trust, 1.89%, 02/25/2036	273
12/2007	651	Lehman Brothers Small Balance Commercial, 5.91%, 06/25/2037 — 144A	651
09/2007 - 08/2008	1,070	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	1,057
11/2008	1,260	Lupatech Finance, Ltd., 9.88%, 07/10/2012 — Reg S	725
09/2007	406	MacAndrews Amg Holdings LLC, 7.95%, 04/17/2012	397
08/2007	300	MBNA Credit Card Master Note Trust, 6.80%, 07/15/2014	303
05/2007	100	MHP S.A., 10.25%, 11/30/2011 — 144A	104
06/2007 - 03/2008	700	MHP S.A., 10.25%, 11/30/2011 — Reg S	695
07/2007	500	New World Gaming Partners Ltd., 6.94%, 03/31/2015	500
10/2007	247	Philosophy, Inc., 2.41%, 03/17/2014	225
10/2007 - 05/2008	1,800	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 — Reg S	920
08/2007	100	Renaissance Home Equity Loan Trust, Class M5, 7.00%, 09/25/2037	75
08/2007	125	Renaissance Home Equity Loan Trust, Class M8, 7.00%, 09/25/2037	69
09/2007	476	Scitor Acquisition Corp., 4.66%, 09/26/2014	471
05/2008	200	TuranAlem Finance B.V., 7.75%, 04/25/2013 — Reg S	172
06/2008 - 11/2008	1,010	Turbo Beta Ltd., 14.50%, 03/12/2018	1,010
09/2008	425	United Components, Inc., 9.38%, 06/15/2013	384
03/2008	608	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	490
06/2007 - 01/2009	270	WideOpenWest Finance LLC, 7.44%, 06/29/2015	262

The aggregate value of these securities at January 31, 2009 was $10,291 which represents 4.54% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.

Futures Contracts Outstanding at January 31, 2009

				Unrealized
		Number of	Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	136	Long	Mar 2009	$(64)
5 Year U.S. Treasury Note	244	Long	Mar 2009	(44)
10 Year U.S. Treasury Note	38	Long	Mar 2009	(52)
U.S. Long Bond	36	Long	Mar 2009	15

				$(145)

*	The number of contracts does not omit 000’s.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Credit Default Swap Agreements Outstanding at January 31, 2009

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase Bank	CDX North American High Yield Index	Buy	5.00%	12/20/13	$2,079	$37
JP Morgan Chase Bank	CDX North American High Yield Index	Buy	5.00%	12/20/13	1,040	(15)

						$22

The Hartford Target Retirement 2010 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 98.1%
EQUITY FUNDS — 55.7%
78	The Hartford Capital Appreciation Fund, Class Y	$1,654
3	The Hartford Capital Appreciation II Fund, Class Y •	25
3	The Hartford Disciplined Equity Fund, Class Y	28
27	The Hartford Dividend and Growth Fund, Class Y	356
32	The Hartford Equity Income Fund, Class Y	284
54	The Hartford Fundamental Growth Fund, Class Y •	374
43	The Hartford Global Growth Fund, Class Y •	429
63	The Hartford Growth Fund, Class Y •	685
27	The Hartford Growth Opportunities Fund, Class Y •	459
59	The Hartford International Opportunities Fund, Class Y	546
53	The Hartford International Small Company Fund, Class Y	388
16	The Hartford LargeCap Growth Fund, Class Y	88
29	Hartford MidCap Fund, Class Y •	412
14	The Hartford Select SmallCap Value Fund, Class Y	84
31	The Hartford Small Company Fund, Class Y •	381
234	The Hartford Value Fund, Class Y	1,751

	Total equity funds (Cost $11,918)	$7,944

FIXED INCOME FUNDS — 42.4%
68	The Hartford Floating Rate Fund, Class Y	$454
73	The Hartford High Yield Fund, Class Y	400
114	The Hartford Income Fund, Class Y	949
113	The Hartford Inflation Plus Fund, Class Y	1,183
73	The Hartford Short Duration Fund, Class Y	661
153	The Hartford Strategic Income Fund, Class Y	1,141
135	The Hartford Total Return Bond Fund, Class Y	1,271

	Total fixed income funds (Cost $6,768)	$6,059

	Total investments in affiliated investment companies (Cost $18,686)	$14,003

EXCHANGE TRADED FUNDS — 1.3%
4	SPDR DJ Wilshire International Real Estate ETF	$97
3	SPDR DJ Wilshire REIT ETF	86

	Total investments in exchange traded funds (Cost $406)	$183

Total investments (Cost $19,092) ▲	99.4%	$14,186
Other assets and liabilities	0.6%	92

Total net assets	100.0%	$14,278

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $19,291 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(5,105)

Net Unrealized Depreciation	$(5,105)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2015 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 95.8%
EQUITY FUNDS — 59.3%
16	The Hartford Capital Appreciation Fund, Class Y	$340
10	The Hartford Capital Appreciation II Fund, Class Y •	79
9	The Hartford Disciplined Equity Fund, Class Y	81
6	The Hartford Dividend and Growth Fund, Class Y	79
19	The Hartford Fundamental Growth Fund, Class Y •	128
8	The Hartford Global Growth Fund, Class Y •	79
7	The Hartford Growth Fund, Class Y •	80
14	The Hartford International Opportunities Fund, Class Y	131
12	The Hartford International Small Company Fund, Class Y	86
23	The Hartford LargeCap Growth Fund, Class Y	129
2	Hartford MidCap Fund, Class Y •	30
7	The Hartford Small Company Fund, Class Y •	86
46	The Hartford Value Fund, Class Y	343

	Total equity funds (Cost $1,914)	$1,671

FIXED INCOME FUNDS — 36.5%
18	The Hartford Floating Rate Fund, Class Y	$120
17	The Hartford Inflation Plus Fund, Class Y	179
19	The Hartford Short Duration Fund, Class Y	178
32	The Hartford Strategic Income Fund, Class Y	239
33	The Hartford Total Return Bond Fund, Class Y	313

	Total fixed income funds (Cost $1,020)	$1,029

	Total investments in affiliated investment companies (Cost $2,934)	$2,700

EXCHANGE TRADED FUNDS — 2.4%
2	SPDR DJ Wilshire International Real Estate ETF	$40
1	SPDR DJ Wilshire REIT ETF	29

	Total investments in exchange traded funds (Cost $88)	$69

Total investments (Cost $3,022) ▲	98.2%	$2,769
Other assets and liabilities	1.8%	50

Total net assets	100.0%	$2,819

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $3,022 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20
Unrealized Depreciation	(273)

Net Unrealized Depreciation	$(253)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2020 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 98.9%
EQUITY FUNDS — 68.2%
219	The Hartford Capital Appreciation Fund, Class Y	$4,670
28	The Hartford Capital Appreciation II Fund, Class Y •	225
9	The Hartford Disciplined Equity Fund, Class Y	75
44	The Hartford Dividend and Growth Fund, Class Y	577
88	The Hartford Equity Income Fund, Class Y	772
85	The Hartford Fundamental Growth Fund, Class Y •	584
95	The Hartford Global Growth Fund, Class Y •	945
153	The Hartford Growth Fund, Class Y •	1,675
64	The Hartford Growth Opportunities Fund, Class Y •	1,093
113	The Hartford International Opportunities Fund, Class Y	1,036
147	The Hartford International Small Company Fund, Class Y	1,088
68	The Hartford LargeCap Growth Fund, Class Y	384
31	Hartford MidCap Fund, Class Y •	435
65	The Hartford Select MidCap Value Fund, Class Y	371
145	The Hartford Select SmallCap Value Fund, Class Y	878
81	The Hartford Small Company Fund, Class Y •	977
484	The Hartford Value Fund, Class Y	3,628

	Total equity funds (Cost $31,100)	$19,413

FIXED INCOME FUNDS — 30.7%
111	The Hartford Floating Rate Fund, Class Y	$734
116	The Hartford High Yield Fund, Class Y	636
40	The Hartford Income Fund, Class Y	331
180	The Hartford Inflation Plus Fund, Class Y	1,889
124	The Hartford Short Duration Fund, Class Y	1,126
292	The Hartford Strategic Income Fund, Class Y	2,178
195	The Hartford Total Return Bond Fund, Class Y	1,839

	Total fixed income funds (Cost $9,556)	$8,733

	Total investments in affiliated investment companies (Cost $40,656)	$28,146

EXCHANGE TRADED FUNDS — 0.7%
6	SPDR DJ Wilshire International Real Estate ETF	$132
2	SPDR DJ Wilshire REIT ETF	59

	Total investments in exchange traded funds (Cost $359)	$191

Total investments (Cost $41,015) ▲	99.6%	$28,337
Other assets and liabilities	0.4%	117

Total net assets	100.0%	$28,454

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $41,241 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$41
Unrealized Depreciation	(12,945)

Net Unrealized Depreciation	$(12,904)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2025 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 95.2%
EQUITY FUNDS — 70.8%
22	The Hartford Capital Appreciation Fund, Class Y	$476
9	The Hartford Dividend and Growth Fund, Class Y	111
20	The Hartford Fundamental Growth Fund, Class Y •	138
8	The Hartford Global Growth Fund, Class Y •	84
10	The Hartford Growth Fund, Class Y •	112
5	The Hartford Growth Opportunities Fund, Class Y •	87
16	The Hartford International Opportunities Fund, Class Y	147
12	The Hartford International Small Company Fund, Class Y	93
25	The Hartford LargeCap Growth Fund, Class Y	139
11	The Hartford Small Company Fund, Class Y •	128
56	The Hartford Value Fund, Class Y	421

	Total equity funds (Cost $2,231)	$1,936

FIXED INCOME FUNDS — 24.4%
14	The Hartford Inflation Plus Fund, Class Y	$150
17	The Hartford Short Duration Fund, Class Y	157
38	The Hartford Total Return Bond Fund, Class Y	359

	Total fixed income funds (Cost $653)	$666

	Total investments in affiliated investment companies (Cost $2,884)	$2,602

EXCHANGE TRADED FUNDS — 3.0%
2	SPDR DJ Wilshire International Real Estate ETF	$48
1	SPDR DJ Wilshire REIT ETF	34

	Total investments in exchange traded funds (Cost $106)	$82

Total investments
(Cost $2,990) ▲	98.2%	$2,684
Other assets and liabilities	1.8%	48

Total net assets	100.0%	$2,732

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15
Unrealized Depreciation	(321)

Net Unrealized Depreciation	$(306)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 98.1%
EQUITY FUNDS — 79.1%
207	The Hartford Capital Appreciation Fund, Class Y		$4,416
36	The Hartford Capital Appreciation II Fund, Class Y •		289
78	The Hartford Disciplined Equity Fund, Class Y		677
62	The Hartford Dividend and Growth Fund, Class Y		814
102	The Hartford Equity Income Fund, Class Y		891
62	The Hartford Fundamental Growth Fund, Class Y •		428
100	The Hartford Global Growth Fund, Class Y •		993
141	The Hartford Growth Fund, Class Y •		1,544
64	The Hartford Growth Opportunities Fund, Class Y •		1,094
99	The Hartford International Opportunities Fund, Class Y		913
149	The Hartford International Small Company Fund, Class Y		1,100
129	The Hartford LargeCap Growth Fund, Class Y		726
49	Hartford MidCap Fund, Class Y •		697
64	The Hartford Select MidCap Value Fund, Class Y		363
158	The Hartford Select SmallCap Value Fund, Class Y		960
82	The Hartford Small Company Fund, Class Y •		987
17	Hartford SmallCap Growth Fund, Class Class Y •		276
493	The Hartford Value Fund, Class Y		3,698

	Total equity funds (Cost $32,611)		$20,866

FIXED INCOME FUNDS — 19.0%
95	The Hartford Inflation Plus Fund, Class Y		$992
89	The Hartford Short Duration Fund, Class Y		812
341	The Hartford Total Return Bond Fund, Class Y		3,224

	Total fixed income funds (Cost $5,351)		$5,028

	Total investments in affiliated investment companies (Cost $37,962)		$25,894

EXCHANGE TRADED FUNDS — 1.6%
11	SPDR DJ Wilshire International Real Estate ETF		$262
4	SPDR DJ Wilshire REIT ETF		145

	Total investments in exchange traded funds (Cost $716)		$407

	Total investments (Cost $38,678) ▲	99.7%	$26,301
	Other assets and liabilities	0.3%	87

	Total net assets	100.0%	$26,388

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $38,841 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7
Unrealized Depreciation	(12,547)

Net Unrealized Depreciation	$(12,540)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2035 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 94.9%
EQUITY FUNDS — 81.5%
22	The Hartford Capital Appreciation Fund, Class Y		$476
10	The Hartford Capital Appreciation II Fund, Class Y •		83
12	The Hartford Disciplined Equity Fund, Class Y		101
20	The Hartford Fundamental Growth Fund, Class Y •		136
8	The Hartford Global Growth Fund, Class Y •		83
11	The Hartford Growth Fund, Class Y •		118
5	The Hartford Growth Opportunities Fund, Class Y •		82
17	The Hartford International Opportunities Fund, Class Y		159
18	The Hartford International Small Company Fund, Class Y		129
24	The Hartford LargeCap Growth Fund, Class Y		136
—	Hartford MidCap Fund, Class Y •		—
14	The Hartford Select SmallCap Value Fund, Class Y		86
13	The Hartford Small Company Fund, Class Y •		162
59	The Hartford Value Fund, Class Y		440

	Total equity funds (Cost $2,523)		$2,191

FIXED INCOME FUNDS — 13.4%
12	The Hartford Inflation Plus Fund, Class Y		$124
9	The Hartford Short Duration Fund, Class Y		82
16	The Hartford Total Return Bond Fund, Class Y		155

	Total fixed income funds (Cost $351)		$361

	Total investments in affiliated investment companies (Cost $2,874)		$2,552

EXCHANGE TRADED FUNDS — 3.4%
2	SPDR DJ Wilshire International Real Estate ETF		$54
1	SPDR DJ Wilshire REIT ETF		37

	Total investments in exchange traded funds (Cost $117)		$91

	Total investments (Cost $2,991) ▲	98.3%	$2,643
	Other assets and liabilities	1.7%	47

	Total net assets	100.0%	$2,690

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,991 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10
Unrealized Depreciation	(358)

Net Unrealized Depreciation	$(348)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2040 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 94.6%
EQUITY FUNDS — 86.5%
22	The Hartford Capital Appreciation Fund, Class Y		$469
10	The Hartford Capital Appreciation II Fund, Class Y •		82
20	The Hartford Fundamental Growth Fund, Class Y •		135
8	The Hartford Global Growth Fund, Class Y •		82
18	The Hartford Growth Fund, Class Y •		195
5	The Hartford Growth Opportunities Fund, Class Y •		91
19	The Hartford International Opportunities Fund, Class Y		179
18	The Hartford International Small Company Fund, Class Y		129
24	The Hartford LargeCap Growth Fund, Class Y		136
—	Hartford MidCap Fund, Class Y •		—
15	The Hartford Select SmallCap Value Fund, Class Y		91
15	The Hartford Small Company Fund, Class Y •		188
70	The Hartford Value Fund, Class Y		527

	Total equity funds (Cost $2,657)		$2,304

FIXED INCOME FUNDS — 8.1%
11	The Hartford Inflation Plus Fund, Class Y		$111
11	The Hartford Total Return Bond Fund, Class Y		106

	Total fixed income funds (Cost $208)		$217

	Total investments in affiliated investment companies (Cost $2,865)		$2,521

EXCHANGE TRADED FUNDS — 3.6%
2	SPDR DJ Wilshire International Real Estate ETF		$57
1	SPDR DJ Wilshire REIT ETF		39

	Total investments in exchange traded funds (Cost $124)		$96

	Total investments (Cost $2,989) ▲	98.2%	$2,617
	Other assets and liabilities	1.8%	47

	Total net assets	100.0%	$2,664

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,989 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9
Unrealized Depreciation	(381)

Net Unrealized Depreciation	$(372)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2045 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

			Market
Shares			Value +
AFFILIATED INVESTMENT COMPANIES — 94.5%
EQUITY FUNDS — 90.0%
23	The Hartford Capital Appreciation Fund, Class Y		$485
10	The Hartford Capital Appreciation II Fund, Class Y •		83
—	The Hartford Dividend and Growth Fund, Class Y		—
20	The Hartford Fundamental Growth Fund, Class Y •		137
8	The Hartford Global Growth Fund, Class Y •		82
21	The Hartford Growth Fund, Class Y •		226
5	The Hartford Growth Opportunities Fund, Class Y •		81
21	The Hartford International Opportunities Fund, Class Y		189
18	The Hartford International Small Company Fund, Class Y		135
24	The Hartford LargeCap Growth Fund, Class Y		137
15	The Hartford Select SmallCap Value Fund, Class Y		90
17	The Hartford Small Company Fund, Class Y •		208
71	The Hartford Value Fund, Class Y		533

	Total equity funds (Cost $2,751)		$2,386

FIXED INCOME FUNDS — 4.5%
11	The Hartford Inflation Plus Fund, Class Y		$119
—	The Hartford Total Return Bond Fund, Class Y		1

	Total fixed income funds (Cost $112)		$120

	Total investments in affiliated investment companies (Cost $2,863)		$2,506

EXCHANGE TRADED FUNDS — 3.8%
2	SPDR DJ Wilshire International Real Estate ETF		$59
1	SPDR DJ Wilshire REIT ETF		40

	Total investments in exchange traded funds (Cost $127)		$99

	Total investments (Cost $2,990) ▲	98.3%	$2,605
	Other assets and liabilities	1.7%	46

	Total net assets	100.0%	$2,651

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8
Unrealized Depreciation	(393)

Net Unrealized Depreciation	$(385)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Target Retirement 2050 Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
AFFILIATED INVESTMENT COMPANIES — 94.5%
EQUITY FUNDS — 90.0%
23	The Hartford Capital Appreciation Fund, Class Y	$485
10	The Hartford Capital Appreciation II Fund, Class Y •	83
—	The Hartford Dividend and Growth Fund, Class Y	—
20	The Hartford Fundamental Growth Fund, Class Y •	137
8	The Hartford Global Growth Fund, Class Y •	82
21	The Hartford Growth Fund, Class Y •	226
5	The Hartford Growth Opportunities Fund, Class Y •	81
21	The Hartford International Opportunities Fund, Class Y	189
18	The Hartford International Small Company Fund, Class Y	135
24	The Hartford LargeCap Growth Fund, Class Y	137
15	The Hartford Select SmallCap Value Fund, Class Y	90
17	The Hartford Small Company Fund, Class Y •	208
71	The Hartford Value Fund, Class Y	533

	Total equity funds (Cost $2,751)	$2,386

FIXED INCOME FUNDS — 4.5%
11	The Hartford Inflation Plus Fund, Class Y	$119
—	The Hartford Total Return Bond Fund, Class Y	1

	Total fixed income funds (Cost $112)	$120

	Total investments in affiliated investment companies (Cost $2,863)	$2,506

EXCHANGE TRADED FUNDS — 3.8%
2	SPDR DJ Wilshire International Real Estate ETF	$59
1	SPDR DJ Wilshire REIT ETF	40

	Total investments in exchange traded funds (Cost $127)	$99

Total investments (Cost $2,990) ▲	98.3%	$2,605
Other assets and liabilities	1.7%	46

Total net assets	100.0%	$2,651

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $2,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8
Unrealized Depreciation	(393)

Net Unrealized Depreciation	$(385)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 88.8%
	Airport Revenues — 2.1%
	San Jose, CA, Airport Rev AMT
$1,000	5.00%, 03/01/2037	$741

	General Obligations — 5.0%
	Chabot-Las Positas, CA, Community College Dist
1,895	5.05%, 08/01/2033	392
	Los Angeles, CA, Community College Dist
1,000	5.00%, 08/01/2033	958
	Puerto Rico Commonwealth
500	5.50%, 07/01/2032	421

		1,771

	Health Care/Services — 14.7%
	California ABAG FA for Non-Profit Corps, San Diego Hospital Assoc
200	5.38%, 03/01/2021	176
	California Health Fac FA, Catholic Healthcare West
250	5.25%, 07/01/2023	220
1,000	5.63%, 07/01/2032	866
	California Statewide Community DA, Enloe Medical Center
500	5.50%, 08/15/2023	482
	California Statewide Community DA, Health Services Rev
250	6.00%, 10/01/2023	251
	California Statewide Community DA, St. Joseph Health System
1,500	5.13%, 07/01/2024 ‡	1,456
	Rancho Mirage, CA, Joint Powers FA Rev, Eisenhower Medical Center
500	5.00%, 07/01/2038	374
	Sierra View, CA, Local Health Care Dist
1,000	5.25%, 07/01/2032	718
	Turlock, CA, Health Fac Rev, Emanuel Medical Center
500	5.13%, 10/15/2037	307
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	372

		5,222

	Higher Education (Univ., Dorms, etc.) — 16.5%
	California Educational Fac Auth, Dominican University
300	5.00%, 12/01/2025	209
	California Educational Fac Auth, Golden Gate University
455	5.00%, 10/01/2025	312
	California Educational Fac Auth, La Verne University
180	5.00%, 06/01/2031	122
	California Educational Fac Auth, Pitzer College
630	5.00%, 04/01/2030	530
	California Educational Fac Auth, University of Southern California
500	5.25%, 10/01/2038	504

Principal		Market
Amount		Value +
	Higher Education (Univ., Dorms, etc.) (continued)
	California Educational Fac Auth, Woodbury University
$200	5.00%, 01/01/2025	$139
	California Municipal FA, University Students Coop Assoc
250	4.75%, 04/01/2027	159
	California Statewide Community DA, California Baptist University
1,000	5.50%, 11/01/2038	587
	California Statewide Community DA, CHF-Irvine, LLC
700	5.75%, 05/15/2032	505
	California Statewide Community DA, Drew School
750	5.30%, 10/01/2037	456
	California Statewide Community DA, Huntington Park Rev
600	5.15%, 07/01/2030	393
	California Statewide Community DA, John F Kennedy University Rev
250	6.75%, 10/01/2033	188
	California Statewide Community DA, Windrush School
250	5.50%, 07/01/2037	161
	Los Alamitos California University
500	5.50%, 08/01/2033	507
	San Bernardino Community College Dist
500	6.38%, 08/01/2026	556
	Torrance USD
500	5.50%, 08/01/2025 *	520

		5,848

	Housing (HFA’S, etc.) — 4.1%
	California Statewide Community DA, Thomas Jefferson School of Law
500	7.25%, 10/01/2032	389
	Monterey County, CA, Certificate of Participation
500	4.50%, 08/01/2037	396
	Puerto Rico Housing FA
665	5.13%, 12/01/2027	660

		1,445

	Industrial — 2.8%
	California State Enterprise Auth, Sewer FA Rev AMT
500	5.30%, 09/01/2047	332
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	291
	Virgin Islands Public FA Rev AMT
250	4.70%, 07/01/2022	156
	Virgin Islands Public FA, Revhovenska Refinery
250	6.13%, 07/01/2022	193

		972

	Miscellaneous — 3.0%
	El Dorado Irrigation Dist
300	5.38%, 08/01/2024 *	307

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Miscellaneous (continued)
	Kern County, CA, Tobacco Securitization Agency
$1,000	6.00%, 06/01/2029	$768

		1,075

	Pollution Control — 1.6%
	Big Bear Municipal Water Dist, Ref Lake Improvements
250	5.00%, 11/01/2024	205
	Sacramento, CA, Pollution Control FA AMT
500	4.75%, 12/01/2023	367

		572

	Prerefunded — 3.3%
	Beaumont, CA, FA Local Agency Rev Ser A
50	7.25%, 09/01/2020	56
	California Statewide Community DA, Thomas Jefferson School of Law
175	4.88%, 10/01/2035	196
	Contra Costa County, CA, Public FA Tax Allocation
330	5.63%, 08/01/2033	387
	Oakland, CA, Redev Agency Tax Allocation, Colliseum Area Redev
250	5.25%, 09/01/2033	288
	Santa Margarita, CA, Water Dist Special Tax Community Fac Dist
200	6.00%, 09/01/2030	237

		1,164

	Public Facilities — 1.3%
	California Public Works Board, Dept of Health Services Richmond Lab
300	5.00%, 11/01/2030	257
	California Public Works Board, Dept of Mental Health Patton
200	5.38%, 04/01/2028	184

		441

	Special Tax Assessment — 13.9%
	Aliso Viejo, CA, Community Fac Dist Special Tax
500	6.00%, 09/01/2038	343
	Azusa, CA, Special Tax Community Fac Dist Mountain Cove
100	5.75%, 09/01/2021	77
	Beaumont, CA, FA Improvement Area #8
250	5.05%, 09/01/2037 ⌂	152
	Carlsbad, CA, Special Tax
260	6.05%, 09/01/2028	200
	Chino, CA, Community Fac Dist Special Tax #2
225	5.00%, 09/01/2036 ⌂	119
	Folsom, CA, Public FA Special Tax Rev
250	5.20%, 09/01/2032	159
	Hemet, CA, USD Community Fac Dist Special Tax #2005-1
250	5.13%, 09/01/2036	156

Principal		Market
Amount		Value +
	Special Tax Assessment (continued)
	Hemet, CA, USD Community Fac Dist Special Tax #2005-3
$500	5.75%, 09/01/2039	$279
	Imperial, CA, Special Tax Community Fac
325	5.00%, 09/01/2026 ⌂	210
	Indio, CA, Community Fac Dist Special Tax
300	5.05%, 09/01/2026 ⌂	199
	Indio, CA, Public FA Rev Local Agency
135	5.00%, 09/02/2014	118
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
57	6.35%, 09/02/2027	45
	Irvine, CA, Improvement Bond Act 1915
300	5.00%, 09/02/2030 ⌂	196
	Jurupa, CA, Community Services Dist Special Tax Dist #06
100	5.88%, 09/01/2032 ⌂	70
	Jurupa, CA, Community Services Dist Special Tax Dist #30
500	5.60%, 09/01/2037	284
	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-1A
200	5.35%, 09/01/2036 ⌂	125
	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-6
150	5.00%, 09/01/2030 ⌂	95
	Lake Elsinore, CA, Special Tax Community Fac Dist #2-A
100	5.85%, 09/01/2024 ⌂	78
	Lake Elsinore, CA, Special Tax Community Fac Dist #3
250	5.15%, 09/01/2025	174
	Lee Lake, CA, Water Dist Community Fac Dist #3 Special Tax Retreat
150	5.75%, 09/01/2023 ⌂	116
	Moreno Valley, CA, USD Community Fac Special Tax #2002-1
110	5.60%, 09/01/2017	90
	Perris, CA, Public FA Local Agency Rev
1,000	5.80%, 09/01/2038 ⌂	675
100	6.25%, 09/01/2033	74
	Roseville, CA, FA Special Tax Rev
500	5.00%, 09/01/2033	300
	Roseville, CA, Special Tax Dist Westpark
200	5.25%, 09/01/2025	135
	Val Verde, CA, USD FA Special Tax Rev Jr Lien
200	6.00%, 10/01/2021	162
	William S Hart USD Special Tax
300	5.25%, 09/01/2026	197
125	5.85%, 09/01/2022	100

		4,928

	Tax Allocation — 9.7%
	Burbank, CA, FA Rev South San Fernando Redev Proj
350	5.50%, 12/01/2023	328

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Tax Allocation (continued)
	Contra Costa County, CA, Public FA Tax Allocation
$70	5.63%, 08/01/2033	$60
	Corona, CA, Redev Agency Tax Allocation
300	4.50%, 11/01/2032	230
	Fontana, CA, Redev Agency Tax Allocation Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	374
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	444
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	611
	Oceanside, CA, Community Development Committee, Downtown Redev Proj
300	5.70%, 09/01/2025	247
	Riverside County, CA, Public FA Tax Allocation, Jurupa Desert & Interstate 215
200	4.50%, 10/01/2037	125
	Sacramento, CA, FA Lease Rev MBIA AMT
345	5.00%, 07/15/2027 Δ	299
	San Diego, CA, Redev Agency Tax Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	177
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	165
	Temecula, CA, Redev Agency Tax Allocation Rev
250	5.63%, 12/15/2038 ⌂	166
	Virgin Islands Public FA Rev
300	4.25%, 10/01/2029	214

		3,440

	Utilities — Combined — 1.4%
	Los Angeles Dept of Water & Power Waterworks
500	5.00%, 07/01/2025	509

	Utilities — Electric — 5.1%
	Imperial, CA, Irrigation Dist Electric Rev
900	5.00%, 11/01/2033	805
	Modesto, CA, Irrigation Dist
500	5.50%, 07/01/2035	485
	Southern California Public Power Auth
500	5.00%, 07/01/2023 *	507

		1,797

	Utilities — Water and Sewer — 4.3%
	California State Dept of Water Resources Supply Rev
500	5.00%, 05/01/2022	522
	Lathrop, CA, FA Rev Water Supply Proj
250	6.00%, 06/01/2035	181

Principal		Market
Amount		Value +
	Utilities — Water and Sewer (continued)
	San Diego Public Fac FA Water Rev
$500	5.25%, 08/01/2038	$478
	Stockton, CA, Wastewater System Proj MBIA
375	5.20%, 09/01/2029	354

		1,535

	Total municipal bonds (Cost $38,727)	$31,460

Shares
SHORT-TERM INVESTMENTS — 13.3%
	Investment Pools and Funds — 13.3%
4,711	Dreyfus Basic California Municipal Money Market Fund	$4,711

	Total short-term investments (Cost $4,711)	$4,711

Total investments (Cost $43,438) ▲	102.1%	$36,171
Other assets and liabilities	(2.1)%	(753)

Total net assets	100.0%	$35,418

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $43,438 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$283
Unrealized Depreciation	(7,550)

Net Unrealized Depreciation	$(7,267)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $1,326.

The Hartford Tax-Free California Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
11/2006	$250	Beaumont, CA, FA Improvement Area #8, 5.05%, 09/01/2037	$250
10/2006	225	Chino, CA, Community Fac Dist Special Tax #2, 5.00%, 09/01/2036	224
11/2006	325	Imperial, CA, Special Tax Community Fac, 5.00%, 09/01/2026	325
10/2006	300	Indio, CA, Community Fac Dist Special Tax, 5.05%, 09/01/2026	299
06/2007	300	Irvine, CA, Improvement Bond Act 1915, 5.00%, 09/02/2030	296
11/2002	100	Jurupa, CA, Community Services Dist Special Tax Dist #06, 5.88%, 09/01/2032	97
01/2006	200	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-1A, 5.35%, 09/01/2036	200
04/2007	150	Lake Elsinore, CA, Special Tax Community Fac Dist #2005-6, 5.00%, 09/01/2030	150
02/2004	100	Lake Elsinore, CA, Special Tax Community Fac Dist #2-A, 5.85%, 09/01/2024	100
02/2004	150	Lee Lake, CA, Water Dist Community Fac Dist #3 Special Tax Retreat, 5.75%, 09/01/2023	150
11/2007	1,000	Perris, CA, Public FA Local Agency Rev, 5.80%, 09/01/2038	1,000
10/2007	250	Temecula, CA, Redev Agency Tax Allocation Rev, 5.63%, 12/15/2038	250

The aggregate value of these securities at January 31, 2009 was $2,201 which represents 6.21% of total net assets.

AMT	— Alternative Minimum Tax
DA	— Development Authority
FA	— Finance Authority
GO	— General Obligations
IDR	— Industrial Development Revenue Bond
MBIA	— Municipal Bond Insurance Association
USD	— United School District

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Tax-Free Minnesota Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 85.7%
	Airport Revenues — 3.8%
	Minneapolis & St Paul, MN, Airport Commission FGIC AMT
$1,000	5.63%, 01/01/2018	$1,013

	General Obligations — 12.3%
	Brainerd, MN, ISD #181 GO FGIC
500	5.38%, 02/01/2016	550
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	267
	Puerto Rico Commonwealth
715	5.50%, 07/01/2032	603
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015	1,625
	Willmar, MN, Rice Memorial Hospital Proj FSA
250	5.00%, 02/01/2025	253

		3,298

	Health Care/Services — 9.1%
	Bemidji, MN, Health Care Fac Ref, North Country Health Services
500	5.00%, 09/01/2021 — 09/01/2024	450
	Hastings, MN, Housing Rev
500	5.25%, 11/01/2031 ⌂	328
	Northfield, MN, Hospital Rev
330	5.38%, 11/01/2031	217
	Prior Lake, MN, Shepherds Path Sr Housing
350	5.75%, 08/01/2041	234
	St Paul, MN, Housing & Redev Auth Hospital Rev
335	6.00%, 11/15/2025	255
	Winona, MN, Health Care Fac Rev
1,000	5.15%, 07/01/2031	664
	Woodbury, MN, Economic DA, Summerhouse Proj
500	5.75%, 06/01/2041	313

		2,461

	Higher Education (Univ., Dorms, etc.) — 13.1%
	Baytown Township, MN
250	7.00%, 08/01/2038	191
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	154
	Minneapolis, MN, Housing Rev
400	5.00%, 10/01/2037	233
	Minnesota Higher Education FA, Augsburg College
1,000	5.00%, 05/01/2020 — 05/01/2023	788
	Minnesota Higher Education FA, Minneapolis College of Art and Design
300	5.00%, 05/01/2026	241
	Ramsey, MN, Lease Rev Pact Charter School Proj
250	6.50%, 12/01/2022	204
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
300	6.75%, 12/01/2022	246

Principal		Market
Amount		Value +
	Higher Education (Univ., Dorms, etc.) (continued)
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
$260	6.00%, 09/01/2036	$178
	St Paul, MN, Housing & Redev Auth, Hope Community Academy Proj
450	6.25%, 12/01/2019	374
	St Paul, MN, Housing & Redev Auth, Lease Rev
825	5.00%, 12/01/2036	485
	University Virgin Islands
270	5.13%, 12/01/2022	240
225	5.25%, 12/01/2023 — 12/01/2024	197

		3,531

	Housing (HFA’s, etc.) — 3.4%
	Golden Valley, MN, Calvary Center Apts Proj AMT
500	4.85%, 12/20/2041	398
	Minneapolis, MN, Multifamily Housing Rev AMT
350	5.40%, 04/01/2028	246
	Stillwater, MN, Multifamily Housing Rev AMT
400	5.38%, 02/01/2032	268

		912

	Industrial — 2.1%
	Virgin Islands Public FA, Revhovenska Refinery
750	6.13%, 07/01/2022	577

	Miscellaneous — 2.4%
	Guam Economic DA, Tobacco Settlement
1,000	5.63%, 06/01/2047	647

	Pollution Control — 1.7%
	Cohasset, MN, Pollution Control Rev Ref Coll Allete Inc Proj
500	4.95%, 07/01/2022	455

	Prerefunded — 26.3%
	Becker, MN, ISD #726 GO FSA
1,300	6.00%, 02/01/2017	1,357
	Duluth, MN, Econ DA Health Care Fac Rev Benedictine Health System St Mary’s
1,130	5.50%, 02/15/2023	1,322
	Golden Valley, MN, Breck School Proj Rev
1,000	5.88%, 10/01/2019	1,035
	Minnesota Agriculture and Econ Development Healthcare Fac, Benedictine Health
1,000	5.25%, 02/15/2014	1,057
	University of Minnesota
1,000	5.75%, 07/01/2018	1,259
	Waconia, MN, Health Care Fac Rev, Ridgeview Medical Center Proj
1,000	6.10%, 01/01/2019	1,046

		7,076

The Hartford Tax-Free Minnesota Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Public Facilities — 4.0%
	Minnesota Intermediate School Dist Lease Rev
$376	5.30%, 11/01/2032 ⌂	$271
	Renville County, MN, Housing & Redev Auth, Health & Human Services
360	4.60%, 02/01/2027	285
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	530

		1,086

	Tax Allocation — 3.9%
	Minneapolis, MN, Tax Increment Grant Park Proj
350	5.35%, 02/01/2030	215
	Minnesota Agricultural Society, State Fair Rev
835	5.13%, 09/15/2023	839

		1,054

	Transportation — 1.9%
	Minnesota State
500	4.00%, 12/01/2023	497

	Utilities — Electric — 1.7%
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030	456

	Total municipal bonds (Cost $25,796)	$23,063

Shares
SHORT-TERM INVESTMENTS — 13.1%
	Investment Pools and Funds — 13.1%
3,527	State Street Bank Tax Free Money Market Fund		$3,527

	Total short-term investments (Cost $3,527)		$3,527

	Total investments (Cost $29,323) ▲	98.8%	$26,590
	Other assets and liabilities	1.2%	333

	Total net assets	100.0%	$26,923

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $29,323 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$940
Unrealized Depreciation	(3,673)

Net Unrealized Depreciation	$(2,733)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
01/2007	$500	Hastings, MN, Housing Rev, 5.25%, 11/01/2031	$500
09/2006 - 05/2008	376	Minnesota Intermediate School Dist Lease Rev, 5.30%, 11/01/2032	381

The aggregate value of these securities at January 31, 2009 was $599 which represents 2.22% of total net assets.

AMT	— Alternative Minimum Tax

DA	— Development Authority

FA	— Finance Authority

FGIC	— Financial Guaranty Insurance Company

FSA	— Financial Security Assurance

GO	— General Obligations

ISD	— Independent School District

MBIA	— Municipal Bond Insurance Association

PA	— Port Authority

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 96.6%
	Alabama — 1.2%
	Huntsville, AL, GO
$1,855	5.25%, 05/01/2022 ‡	$1,965

	Alaska — 0.6%
	Alaska Municipal Bond Bank Auth
375	5.75%, 09/01/2033	365
	Anchorage Alaska
610	5.25%, 08/01/2028	620

		985

	Arizona — 4.5%
	Arizona State Transportation Board Highway Rev
2,000	5.25%, 07/01/2025	2,099
	Arizona Sundance Community Fac Dist, Special Assess Rev #2
370	7.13%, 07/01/2027 ▪	282
	Estrella Mountain Ranch Community GO
265	6.20%, 07/15/2032 ⌂	174
	Pima County, AZ, Charter Schools Proj
1,100	5.75%, 07/01/2016	957
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	819
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	2,945
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	171

		7,447

	California — 8.1%
	California Educational Fac Auth, University of Southern California
2,000	5.25%, 10/01/2038	2,015
	Capistrano, CA, USD Community Fac Dist Special Tax #90-2 Talega (Prerefunded with State and Local Gov’t Securities)
250	5.90%, 09/01/2020	299
	Indio, CA, Public FA Rev Local Agency
625	5.63%, 09/02/2018	522
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
38	6.35%, 09/02/2027	30
	Jurupa, CA, Community Services Dist Special Tax Dist #06
400	5.88%, 09/01/2032 ⌂	279
	Lathrop, CA, FA Rev Water Supply Proj
750	6.00%, 06/01/2035	542
	Morongo Band of Mission Indians Enterprise Rev
2,655	6.50%, 03/01/2028 ▪	1,896
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	492
	Perris, CA, Public FA Local Agency Rev
495	6.25%, 09/01/2033	364
	Port of Oakland
2,560	5.75%, 11/01/2022	2,434

Principal		Market
Amount		Value +
	California (continued)
	San Diego, CA, Redev Agency, Centre City Sub Pkg
$500	5.25%, 09/01/2026	$414
	San Manuel, CA, Entertainment Auth Public Improvement
1,000	4.50%, 12/01/2016 ⌂	826
	Santa Cruz County Redev Agency
665	6.63%, 09/01/2029 *	658
	Torrance USD
500	5.38%, 08/01/2024 *	520
1,500	5.50%, 08/01/2025 *	1,558
	Val Verde, CA, USD FA Special Tax Rev Jr Lien
800	6.00%, 10/01/2021	647

		13,496

	Colorado — 6.5%
	Adams County, CO
1,000	5.13%, 12/01/2029	963
	Antelope Heights Metro Dist GO
1,125	5.00%, 12/01/2037	743
	Arapaho County, CO, Conservatory Metro Dist
2,000	5.13%, 12/01/2037	1,377
	Bromley Park, CO, Metro Dist #2 GO
2,000	5.13%, 12/01/2037	1,625
	Colorado E-470 Public Highway Auth Rev
1,125	5.50%, 09/01/2024	883
	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis
1,000	6.13%, 12/15/2035 ⌂	693
	Denver, CO, Rendezvous Residential Metro Dist GO
600	5.38%, 12/01/2021	420
	Ebert Metropolitan Dist
3,000	5.35%, 12/01/2037	2,325
	Pinery West, CO, Metro Dist #2 GO
1,000	4.50%, 12/01/2032 ⌂	676
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂	569
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	632

		10,906

	Delaware — 1.0%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,225
	New Castle County Development
500	5.00%, 07/15/2033 *	501

		1,726

	District of Columbia — 3.1%
	Dist of Columbia University Rev
3,000	5.25%, 04/01/2034	2,950
	Metropolitan Washington DC Airport Auth
2,500	5.50%, 10/01/2027	2,247

		5,197

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Florida — 9.4%
	Amelia Walk Community Development
$980	5.50%, 05/01/2037 ⌂	$549
	Bellalgo, FL, Education Fac Benefits Dist Capital
885	5.85%, 05/01/2022	656
	Brevard County, FL, Health Facilities Auth
2,310	5.00%, 04/01/2034	1,626
	Colonial Country Club Community Development Dist, Capital Improvement Rev
475	6.40%, 05/01/2033	442
	Florida Village Community Development
1,000	6.50%, 05/01/2033	958
	Florida Village Community Development Dist No 8
1,145	6.38%, 05/01/2038	825
	Jacksonville, FL, Econ Development Community Health Care Facilities
5,000	6.25%, 09/01/2027 ‡	3,820
	Lee County, FL, IDA
1,500	5.25%, 06/15/2027	897
	Miami-Dade County, FL, Educational Facilities Auth
2,000	5.75%, 04/01/2028	1,970
	Palm Beach County, FL, Health FA Rev Waterford Proj
3,300	5.75%, 11/15/2026	2,305
	River Bend Community Development Dist, Capital Improvement Rev
995	7.13%, 11/01/2015	651
	Rolling Hills Community Development Dist
100	5.45%, 05/01/2037 ⌂	51
	Tolomato, FL, Community Development Dist
1,200	6.65%, 05/01/2040	733
	University Square Community Development
500	5.88%, 05/01/2038	282

		15,765

	Georgia — 3.1%
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,324
	Fulton County, GA, Water & Sewer Rev FGIC
35	6.38%, 01/01/2014	39
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State and Local Gov’t Securities)
1,765	6.38%, 01/01/2014	1,995
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,086

Principal		Market
Amount		Value +
	Georgia (continued)
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov’t Securities)
$55	6.50%, 01/01/2017	$67
	Marietta, GA, DA
1,000	7.00%, 06/15/2030	691

		5,202

	Idaho — 0.9%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,578

	Illinois — 7.7%
	Bolingbrook, IL, Sales Tax Rev
445	6.25%, 01/01/2024	311
	Chicago, IL, O’Hare International Airport Special Fac Rev, American Airlines Inc.
750	5.50%, 12/01/2030	318
	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B
1,000	6.75%, 06/01/2022 ⌂	824
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,800	5.75%, 03/01/2037 ⌂	1,024
	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj
800	6.00%, 03/01/2046 ⌂	457
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,475
	Illinois Education FA, Augustana College Ser A
1,000	5.70%, 10/01/2032	774
	Illinois FA Rev
1,430	5.38%, 07/01/2033	1,259
	Illinois FA, Children’s Memorial Hospital
1,500	5.38%, 08/15/2039	1,223
	Illinois FA, Children’s Memorial Hospital Ser B
1,500	5.50%, 08/15/2028	1,325
	Illinois FA, Edward Hospital
310	6.25%, 02/01/2033	273
	Plano, IL, Lakewood Springs Proj Special Services Area
497	6.10%, 03/01/2035	317
	Round Lake, IL, Special Tax Rev
965	4.70%, 03/01/2033 ⌂	839
	Round Lake, IL, Special Tax Rev (Prerefunded with State and Local Gov’t Securities)
498	6.70%, 03/01/2033	587
	Springfield Illinois Water Rev
500	5.25%, 03/01/2026	508
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	717

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Illinois (continued)
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
$947	6.88%, 03/01/2033⌂	$684

		12,915

	Indiana — 0.9%
	East Chicago, IN, Industrial Solid Waste Disposal AMT
700	5.50%, 09/01/2028	361
	University of Southern Indiana
1,070	5.00%, 10/01/2022 — 10/01/2023 *	1,073

		1,434

	Kansas — 0.1%
	La Cygne, KS, Kansas City Power & Light
260	4.65%, 09/01/2035	192

	Louisiana — 1.6%
	Louisiana Public Fac Auth, Oschner Clinic Foundation Proj
2,000	5.50%, 05/15/2047	1,467
	Louisiana Public Fac Auth, Oschner Clinic Foundation Proj (Prerefunded with US Gov’t Securities)
500	5.50%, 05/15/2027	555
	Louisiana Public Fac Auth, Susla Fac Inc
1,000	5.75%, 07/01/2039 ⌂	673

		2,695

	Maryland — 0.4%
	Maryland State Community Development Admin
600	4.38%, 09/01/2016	615

	Michigan — 8.2%
	Detroit, MI, GO Ltd
10,000	5.00%, 04/01/2016 ⌂	8,852
	Detroit, MI, Water Supply System Ref Rev FGIC
1,750	6.50%, 07/01/2015	2,007
	Michigan Hospital FA, Rev Ref Henry Ford Health System (Prerefunded with State and Local Gov’t Securities)
500	5.63%, 03/01/2017	573
	Michigan State Hospital FA, McLaren Health Care
2,000	5.63%, 05/15/2028	1,672
	Michigan Strategic Fund Ltd, Rev Ref Dow Chemical Proj AMT
750	5.50%, 12/01/2028	672

		13,776

	Minnesota — 1.2%
	Ramsey, MN, Lease Rev Pact Charter School Proj
500	6.50%, 12/01/2022	409
	St Paul, MN, Housing & Redev Auth Lease Rev
860	6.00%, 12/01/2018	734

Principal		Market
Amount		Value +
	Minnesota (continued)
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
$500	6.75%, 12/01/2022	$410
	St Paul, MN, Housing & Redev Auth, Hmong Academy Proj
740	6.00%, 09/01/2036	506

		2,059

	Missouri — 1.2%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027 ⌂	417
	Lees Summit, MO, Industrial DA, Kensington Farms Improvement Proj
1,000	5.75%, 03/01/2029	627
	St Louis, MO, Industrial DA, Confluence Academy Proj
550	5.35%, 06/15/2032	351
	Stone Canyon, MO, Community Improvement Proj
1,000	5.75%, 04/01/2027	658

		2,053

	Nebraska — 1.4%
	Nebraska Public Power Dist Rev
2,500	5.00%, 01/01/2033	2,335

	Nevada — 1.8%
	Clark County, NV, Improvement Dist #142
970	6.38%, 08/01/2023	672
	Reno, NV, Hospital Rev
1,500	5.50%, 06/01/2028	1,309
	Reno, NV, Renown Regional Medical Center Proj
1,485	5.25%, 06/01/2032	1,108

		3,089

	New Hampshire — 0.4%
	New Hampshire Health & Education Fac, Elliot Hospital
750	5.60%, 10/01/2022	723

	New Mexico — 1.7%
	Cabezon, NM, Public Improvement Dist
665	5.20%, 09/01/2015	548
	New Mexico Mortgage FA AMT
2,290	6.15%, 07/01/2037	2,257

		2,805

	New York — 5.1%
	Erie County, NY, IDA Applied Tech Charter School Proj
550	6.75%, 06/01/2025	419
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
1,000	6.50%, 01/01/2027	783
	New York State Dormitory Auth Rev Non St
1,700	5.38%, 03/01/2029	1,633
	New York, NY, GO
30	5.75%, 03/01/2019	32

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	New York (continued)
	New York, NY, GO (continued)
$1,000	6.25%, 10/15/2028	$1,072
	New York, NY, IDA American Airlines JFK International Airport AMT
1,060	7.13%, 08/01/2011	933
	Seneca Nation Indians Capital Improvement Special Tax
1,000	5.00%, 12/01/2023 ▪	620
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,975	6.00%, 09/15/2027	2,744
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
400	6.38%, 01/01/2024	321

		8,557

	North Carolina — 0.5%
	Mecklenburg County, NC
795	5.00%, 02/01/2024 *	814

	Ohio — 1.0%
	Hamilton, OH, School Dist Improvement
1,270	6.15%, 12/01/2016	1,597

	Oklahoma — 0.6%
	Tulsa County, OK, St Francis Health Care System
1,210	5.00%, 12/15/2029	1,045

	Other U.S. Territories — 0.3%
	Virgin Islands Public FA, Revhovenska Refinery
750	6.13%, 07/01/2022	577

	Pennsylvania — 3.3%
	Chester County PA
1,000	5.00%, 07/15/2029	1,020
	Montgomery County, PA, IDA Whitemarsh Continuing Care Proj
800	6.13%, 02/01/2028	519
	Pennsylvania State Higher Educational FA Rev
2,145	5.75%, 07/01/2028	1,573
	Pennsylvania Turnpike Commission
665	6.00%, 06/01/2028	704
	Scranton, PA, Parking Auth
1,825	5.25%, 06/01/2034	1,661

		5,477

	Rhode Island — 0.6%
	Central Falls, RI, Detention FA Fac Rev
1,000	6.75%, 01/15/2013	945

Principal		Market
Amount		Value +
	South Carolina — 0.7%
	South Carolina Jobs Econ DA Rev
$2,000	4.70%, 04/01/2035	$1,137

	South Dakota — 1.2%
	South Dakota Housing DA
1,985	6.13%, 05/01/2033	2,048

	Tennessee — 0.1%
	McMinn County, TN, IDA PCR Calhoun Newsprint Co Proj
500	7.63%, 03/01/2016⌂	90

	Texas — 10.0%
	Corpus Christi Texas Independent School Dist
1,525	5.00%, 08/15/2026 *	1,511
	Dallas Fort Worth Texas International Airport
1,000	6.00%, 11/01/2028	943
	Harris County, TX, Cultural Education Fac Baylor CLG Medicine
2,145	5.63%, 11/15/2032	2,033
	Houston, TX, Airport System Rev
1,500	6.75%, 07/01/2021	1,078
	Lower Colorado River Auth Rev
2,000	7.25%, 05/15/2037	2,132
	North Texas Tollway Auth
4,000	6.00%, 01/01/2025 ‡	4,139
	Tarrant County Cultural Education Facilities
1,000	6.25%, 11/15/2029 *	1,016
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	662
	Tyler ISD
2,000	5.00%, 02/15/2028 *	1,973
	Willacy County, TX, Corp Revival Proj (Prerefunded with State & US Gov’t Securities)
540	6.00%, 03/01/2009	542
	Willacy County, TX, GO
1,000	6.88%, 09/01/2028	747

		16,776

	Virginia — 3.3%
	James City County, VA, Econ DA Residential Care Fac
840	5.40%, 07/01/2027	526
2,000	5.50%, 07/01/2037	1,151
	Norfolk, VA, Redev & Housing Auth First Mortgage Retirement Community
500	6.00%, 01/01/2025⌂	364
	Peninsula, VA, PA Fac, CSX Transport Proj Rev
1,000	6.00%, 12/15/2012	928
	Peninsula, VA, Turn Center Community Dev DA
700	6.45%, 09/01/2037	460

The Hartford Tax-Free National Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Virginia (continued)
	Virginia State Residential Auth
$500	5.00%, 11/01/2024	$531
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov’t Securities)
1,455	5.50%, 06/01/2026	1,629

		5,589

	Washington — 1.5%
	King County, WA, ISD #210 GO
670	5.00%, 06/01/2019	710
	Washington State Health Care FA Rev
2,400	6.13%, 08/15/2037	1,748

		2,458

	Wisconsin — 3.4%
	Wisconsin Badger Tobacco Asset Securitization Corp.
2,775	6.13%, 06/01/2027	2,562
1,000	6.38%, 06/01/2032	803
	Wisconsin State Health & Educational FA Rev
2,500	5.50%, 08/15/2023	2,238

		5,603

	Total municipal bonds (Cost $189,039)	$161,671

Shares
SHORT-TERM INVESTMENTS — 8.8%
	Investment Pools and Funds — 8.8%
14,725	State Street Bank Tax Free Money Market Fund		$14,725

	Total short-term investments (Cost $14,725)		$14,725

	Total investments (Cost $203,764) ▲	105.4%	$176,396
	Other assets and liabilities	(5.4)%	(9,041)

	Total net assets	100.0%	$167,355

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $203,764 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,315
Unrealized Depreciation	(29,683)
Net Unrealized Depreciation	$(27,368)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $2,798, which represents 1.67% of total net assets.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $9,599.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
06/2006	$980	Amelia Walk Community Development, 5.50%, 05/01/2037	$980
05/2007	650	Branson Hills, MO, Infrastructure Fac, 5.50%, 04/01/2027	652
07/2004	1,000	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B, 6.75%, 06/01/2022	1,000
06/2006	1,000	Colorado Educational & Cultural Fac Auth, Charter School Banning Lewis, 6.13%, 12/15/2035 — 144A	1,000
06/2008	10,000	Detroit, MI, GO Ltd, 5.00%, 04/01/2016	9,999
11/2007	265	Estrella Mountain Ranch Community GO, 6.20%, 07/15/2032	265
05/2007	1,800	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	1,800
07/2007	800	Hampshire, IL, Special Service Area #16, Prairie Ridge Proj, 6.00%, 03/01/2046	802
11/2002	400	Jurupa, CA, Community Services Dist Special Tax Dist #06, 5.88%, 09/01/2032	390
07/2007	1,000	Louisiana Public Fac Auth, Susla Fac Inc, 5.75%, 07/01/2039 - 144A	1,007
01/2003	500	McMinn County, TN, IDA PCR Calhoun Newsprint Co Proj, 7.63%, 03/01/2016	496
11/2004	500	Norfolk, VA, Redev & Housing Auth First Mortgage Retirement Community, 6.00%, 01/01/2025	496
04/2007	1,000	Pinery West, CO, Metro Dist #2 GO, 4.50%, 12/01/2032	974
04/2007	1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 - 144A	1,000
11/2006	100	Rolling Hills Community Development Dist, 5.45%, 05/01/2037	100
03/2007	965	Round Lake, IL, Special Tax Rev, 4.70%, 03/01/2033	965
11/2004	1,000	San Manuel, CA, Entertainment Auth Public Improvement, 4.50%, 12/01/2016 - 144A	1,000
08/2003	947	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj, 6.88%, 03/01/2033	947

The aggregate value of these securities at January 31, 2009 was $18,041 which represents 10.78% of total net assets.

AMT	—	Alternative Minimum Tax
DA	—	Development Authority
FA	—	Finance Authority
FGIC	—	Financial Guaranty Insurance Company
GO	—	General Obligations
IDA	—	Industrial Development Authority Bond
ISD	—	Independent School District
PA	—	Port Authority
PCR	—	Pollution Control Revenue Bond
USD	—	United School District

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Tax-Free New York Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — 82.5%
	General Obligations — 1.4%
	New York, NY, GO
$15	5.75%, 03/01/2019	$16
	Puerto Rico Commonwealth
215	5.50%, 07/01/2032	181

		197

	Health Care/Services — 19.4%
	Chemung County, NY, IDA Civic Fac Rev, Arnot Ogden Medical Center
125	5.00%, 11/01/2034	95
	Genesee County, NY, IDA United Memorial Medical Center Proj
160	5.00%, 12/01/2032	98
	Madison County, NY, IDA Civic Fac Rev Oneida Health System
250	5.50%, 02/01/2032	181
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside Ser A
500	6.50%, 01/01/2027	392
	New York City Health & Hospital Corp
500	5.50%, 02/15/2023	510
	New York Dorm Auth, College & University Rev
150	5.00%, 11/01/2034	123
	New York Dorm Auth, Winthrop South Nassau University
200	5.50%, 07/01/2023	169
	New York State Dormitory Auth Non State Supported Debt, NYU Hospital Center Ser B
250	5.63%, 07/01/2037	157
	New York State Dormitory Auth Rev Non St
300	5.38%, 03/01/2029	288
	Suffolk County, NY, Jeffersons Ferry Proj
500	5.00%, 11/01/2028	328
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
500	6.00%, 09/15/2027	345
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
100	6.38%, 01/01/2024	80

		2,766

	Higher Education (Univ., Dorms, etc.) — 20.2%
	Albany, NY, Brighter Choice Charter School
200	5.00%, 04/01/2037	124
	Albany, NY, IDA Civic Fac Rev
250	5.00%, 07/01/2037	153
	Cattaraugus County, NY, IDR St Bonaventure University
175	5.10%, 05/01/2031	114
	Erie County, NY, IDA Applied Tech Charter School Proj
250	6.75%, 06/01/2025	190

Principal		Market
Amount		Value +
	Higher Education (Univ., Dorms, etc.) (continued)
	Erie County, NY, IDA Global Concepts Charter School Proj
$500	6.25%, 10/01/2037	$355
	New York Dorm Auth, Brooklyn Law School
250	5.50%, 07/01/2019	256
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	84
	New York Dorm Auth, Mount St Mary College
400	5.00%, 07/01/2027	373
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	140
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	258
	Otsego County, NY, IDA Civic Fac Rev Hartwick College Proj
200	6.00%, 07/01/2011	195
	Rensselaer County, NY, Industrial Improvements
200	5.00%, 01/01/2036	179
	St Lawrence, NY, IDA Civic Fac Rev, Clarkson University Proj
450	5.00%, 07/01/2023	449

		2,870

	Housing (HFA’S, etc.) — 2.3%
	Puerto Rico Housing FA
335	5.13%, 12/01/2027	332

	Industrial — 8.5%
	Jefferson County, NY, IDA Waste Disposal
450	5.20%, 12/01/2020	311
	Liberty, NY, Corp Development Goldman Sachs Headquarters
200	5.25%, 10/01/2035	161
	Liberty, NY, Development Corp Rev Golman Sachs Headquarters
200	5.50%, 10/01/2037	164
	New York, NY, IDA American Airlines JFK International Airport AMT
150	7.13%, 08/01/2011	132
150	8.00%, 08/01/2012	122
	New York, NY, IDA Terminal One Group Assoc Proj AMT
150	5.50%, 01/01/2024	125
	Virgin Islands Public FA, Revhovenska Refinery
250	6.13%, 07/01/2022	192

		1,207

	Miscellaneous — 12.1%
	Nassau County, NY, Tobacco Settlement Corp
1,000	5.00%, 06/01/2035	650
	New York Tobacco Settlement FA
400	5.50%, 06/01/2022	401

The Hartford Tax-Free New York Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
MUNICIPAL BONDS — (continued)
	Miscellaneous (continued)
	New York, NY, IDA Civic Fac Rev, YMCA of Greater NY Proj
$250	5.25%, 08/01/2021	$253
	Seneca Nation Indians Capital Improvement Special Tax
160	5.00%, 12/01/2023 ▪	99
	TSACS, Inc, NY, Tobacco Settlement
500	5.13%, 06/01/2042	315

		1,718

	Pollution Control — 0.8%
	Onondaga County, NY, IDA PCR
150	4.88%, 07/01/2041	106

	Prerefunded — 3.6%
	New York Dorm Auth, State University Dorm Fac
450	5.00%, 07/01/2032	506

	Public Facilities — 3.5%
	Rensselaer, NY, School Dist Certificate of Participation
600	5.00%, 06/01/2036	503

	Tax Allocation — 3.2%
	New York, NY, Transitional FA Future Tax Secured
450	5.00%, 08/01/2023	459

	Transportation — 2.9%
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	415

	Utilities — Electric — 1.4%
	New York Energy Research & DA, Elec Fac Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	203

	Utilities — Water and Sewer — 3.2%
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	455

	Total municipal bonds (Cost $14,126)	$11,737

Shares
SHORT-TERM INVESTMENTS — 16.4%
	Investment Pools and Funds — 16.4%
2,325	Dreyfus Basic New York Municipal Money Market Fund		$2,325

	Total short-term investments (Cost $2,325)		$2,325

	Total investments (Cost $16,451) ▲	98.9%	$14,062
	Other assets and liabilities	1.1%	162

	Total net assets	100.0%	$14,224

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $16,451 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$86
Unrealized Depreciation	(2,475)

Net Unrealized Depreciation	$(2,389)

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $99, which represents 0.70% of total net assets.

AMT	— Alternative Minimum Tax

DA	— Development Authority

FA	— Finance Authority

FGIC	— Financial Guaranty Insurance Company

GO	— General Obligations

IDA	— Industrial Development Authority Bond

IDR	— Industrial Development Revenue Bond

PCR	— Pollution Control Revenue Bond

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 7.4%
	Finance — 7.4%
	Banc of America Commercial Mortgage, Inc.
$16,555	4.52%, 09/11/2036 ⌂ ▶	$210
	Banc of America Securities Automotive Trust
1,230	4.49%, 02/18/2013 ⌂	1,193
	Bayview Commercial Asset Trust
19,259	7.50%, 09/25/2037 ⌂ ▶	1,573
	Bayview Financial Acquisition Trust
1,000	2.06%, 05/28/2037 ⌂ Δ	124
	Bear Stearns Commercial Mortgage Securities, Inc.
9,811	4.07%, 07/11/2042 ⌂ ▶	227
8,397	4.12%, 11/11/2041 ⌂ ▶	160
4,200	4.83%, 11/11/2041	3,639
2,895	5.33%, 02/11/2044	2,063
5,480	5.74%, 09/11/2042 Δ	3,988
	CBA Commercial Small Balance Commercial Mortgage — Class X1
17,099	7.00%, 06/25/2038 † ⌂ ▶	1,371
	CBA Commercial Small Balance Commercial Mortgage — Class X2
8,338	7.00%, 07/25/2035 † ⌂ ▶	465
	Citigroup Commercial Mortgage Trust
3,051	5.27%, 10/15/2049	2,937
7,735	5.41%, 10/15/2049	5,938
3,900	5.72%, 03/15/2049 Δ	2,826
	Citigroup Mortgage Loan Trust, Inc.
—	0.00%, 01/25/2037 † ⌂	—
8,844	5.91%, 07/25/2037 ⌂ Δ	5,508
3,475	6.10%, 12/10/2049 Δ	2,469
318	12.00%, 01/25/2037 † ⌂	9
	Countrywide Asset-Backed Certificates
264	5.46%, 07/25/2035	123
	Countrywide Home Loans, Inc.
9,814	6.00%, 10/25/2037 ⌂	6,386
	Credit-Based Asset Servicing and Securitization
776	0.66%, 05/25/2036 ⌂ Δ	313
1,125	5.86%, 04/25/2037	596
	CS First Boston Mortgage Securities Corp.
418	4.51%, 07/15/2037	395
	Daimler Chrysler Automotive Trust
900	4.71%, 09/10/2012 Δ	820
	DB Master Finance LLC
2,600	5.78%, 06/20/2031 ⌂	1,757
	First Horizon Mortgage Pass-Through Trust
9,025	5.83%, 05/25/2037 ⌂ Δ	5,366
	Ford Credit Floorplan Master Owner Trust
2,600	0.51%, 06/15/2011 ⌂ Δ	2,517
	GE Business Loan Trust
1,752	1.33%, 05/15/2034 ▪ Δ	175

Principal		Market
Amount		Value +
	Finance (continued)
	GE Business Loan Trust
$43,162	6.14%, 05/15/2034 ⌂ ▶	$164
	GMAC Commercial Mortgage Securities, Inc.
8,900	4.86%, 12/10/2041	7,641
	Goldman Sachs Mortgage Securities Corp. II
23,282	4.38%, 08/10/2038 ⌂ ▶	138
	Green Tree Financial Corp.
208	7.24%, 06/15/2028	169
	Greenwich Capital Commercial Funding Corp.
6,300	5.74%, 12/10/2049 Δ	4,299
4,140	5.91%, 07/10/2038 Δ	2,873
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 † ⌂	123
	JP Morgan Chase Commercial Mortgage Securities Corp.
86,716	4.82%, 08/12/2037 ▶	206
7,875	5.18%, 12/15/2044 Δ	6,403
86,626	5.42%, 05/12/2045 ▶	1,395
4,650	5.47%, 04/15/2043 Δ	3,304
2,577	5.83%, 02/15/2051	1,960
	JP Morgan Chase Commercial Mortgage Security Corp. Series: 2007-LDPX Class: A3
5,445	5.42%, 01/15/2049	3,276
	LB-UBS Commercial Mortgage Trust
23,470	5.26%, 09/15/2039 ⌂ ▶	506
	Lehman Brothers Small Balance Commercial
851	5.52%, 09/25/2030 † ⌂	557
1,100	5.62%, 09/25/2036 ⌂	946
	Marlin Leasing Receivables LLC
2,870	5.33%, 09/16/2013 ⌂	2,792
	Merrill Lynch/Countrywide Commercial Mortgage Trust
21,173	5.27%, 07/12/2046 ⌂ ▶	516
	Morgan Stanley Capital I
3,600	4.97%, 04/14/2040	3,020
3,100	5.23%, 09/15/2042	2,597
3,500	5.65%, 12/15/2044	2,468
	Morgan Stanley Dean Witter Capital I
3,157	8.05%, 08/25/2032 † ⌂ ▶	—
	Nationstar Home Equity Loan Trust
48	9.97%, 03/25/2037 ⌂ Δ	1
	North Street Referenced Linked Notes
850	2.22%, 04/28/2011 ⌂ Δ	442
	Option One Mortgage Loan Trust — Class M6
875	6.99%, 03/25/2037 ⌂	79
	Option One Mortgage Loan Trust — Class M7
600	6.99%, 03/25/2037 ⌂	45
	Option One Mortgage Loan Trust — Class M8
600	6.99%, 03/25/2037 ⌂	39

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
	Finance (continued)
	Popular ABS Mortgage Pass-Through Trust
$650	4.75%, 12/25/2034	$485
441	5.42%, 04/25/2035 ⌂	244
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035 ⌂	364
1,260	5.75%, 05/25/2036 ⌂ Δ	944
	Renaissance Home Equity Loan Trust — Class M5
1,550	7.00%, 09/25/2037 ⌂	87
	Renaissance Home Equity Loan Trust — Class M8
1,950	7.00%, 09/25/2037 ⌂	65
	Soundview NIM Trust
85	6.41%, 12/25/2036 ⌂	1
	Swift Master Automotive Receivables Trust
4,225	0.98%, 10/15/2012 ⌂ Δ	2,451
	Wachovia Bank Commercial Mortgage Trust
7,617	3.65%, 02/15/2041 ⌂ ▶	117
417	4.52%, 05/15/2044	392
2,650	5.42%, 01/15/2045	2,340
	Wamu Commercial Mortgage Securities Trust
4,760	6.14%, 03/23/2045 ⌂ Δ	1,190
	Wells Fargo Alternative Loan Trust
3,764	6.25%, 11/25/2037 ⌂	2,415

	Total asset & commercial mortgage backed securities (Cost $151,188)	$110,202

CORPORATE BONDS: INVESTMENT GRADE — 32.0%
	Basic Materials — 0.1%
	Kimberly-Clark Corp.
$1,570	7.50%, 11/01/2018	$1,844

	Capital Goods — 1.3%
	Caterpillar, Inc.
804	8.25%, 12/15/2038	926
	Tyco Electronics Group S.A.
1,467	6.00%, 10/01/2012	1,358
1,540	6.55%, 10/01/2017	1,272
	Tyco International Ltd.
3,426	8.50%, 01/15/2019	3,637
	United Technologies Corp.
4,462	6.13%, 02/01/2019	4,838
	Xerox Corp.
7,923	6.35%, 05/15/2018	6,556

		18,587

	Consumer Cyclical — 1.1%
	CRH America, Inc.
1,520	8.13%, 07/15/2018	1,154
	Kroger Co.
2,700	6.15%, 01/15/2020	2,687
	SABMiller plc
2,320	5.70%, 01/15/2014 ▪	2,149

Principal		Market
Amount		Value +
	Consumer Cyclical (continued)
	Safeway, Inc.
$3,128	5.80%, 08/15/2012	$3,211
861	6.25%, 03/15/2014	909
	Tesco plc
4,865	5.50%, 11/15/2017 ▪	4,591
	Wal-Mart Stores, Inc.
1,130	6.50%, 08/15/2037	1,278

		15,979

	Consumer Staples — 2.5%
	Altria Group, Inc.
2,185	9.70%, 11/10/2018	2,391
	Anheuser-Busch Cos., Inc.
2,000	8.20%, 01/15/2039 ▪	2,016
	Anheuser-Busch InBev N.V.
6,735	7.75%, 01/15/2019 ▪	6,832
	Clorox Co.
738	5.95%, 10/15/2017	744
	Diageo Capital plc
3,170	5.50%, 09/30/2016	3,105
	Diageo Finance B.V.
1,490	5.30%, 10/28/2015	1,444
4,412	5.50%, 04/01/2013	4,482
	General Mills, Inc.
1,364	5.65%, 02/15/2019	1,389
1,850	5.70%, 02/15/2017	1,887
	PepsiCo, Inc.
7,292	7.90%, 11/01/2018	9,043
	Philip Morris International, Inc.
3,615	6.88%, 03/17/2014	3,960

		37,293

	Energy — 2.2%
	Canadian National Resources Ltd.
391	6.25%, 03/15/2038	293
4,175	6.50%, 02/15/2037	3,155
	ConocoPhillips
3,346	6.50%, 02/01/2039	3,333
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,373
1,595	5.38%, 04/15/2013	1,599
	Devon Energy Corp.
1,700	6.30%, 01/15/2019	1,701
	Enterprise Products Operations LLC
4,122	6.50%, 01/31/2019	3,825
	Nabors Industries, Inc.
3,339	9.25%, 01/15/2019 ▪	3,221
	Petro-Canada
4,380	5.95%, 05/15/2035	2,847
	Ras Laffan Liquefied Natural Gas Co., Ltd.
162	3.44%, 09/15/2009 ▪	160
4,940	5.30%, 09/30/2020 ▪	3,615
	Sempra Energy
3,413	9.80%, 02/15/2019	3,948
	Shell International Finance B.V.
3,460	6.38%, 12/15/2038	3,615

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Energy (continued)
	TNK-BP Finance S.A.
$900	7.50%, 03/13/2013 ▪	$684
		33,369
	Finance — 9.0%
	ABX Financing Co.
2,232	6.35%, 10/15/2036 ▪	1,690
	American Capital Strategies Ltd.
1,927	6.85%, 08/01/2012	827
	American Express Co.
2,547	5.50%, 04/16/2013	2,436
3,463	5.55%, 10/17/2012	3,328
	American Real Estate Partners L.P.
1,580	7.13%, 02/15/2013	1,288
	Amvescap plc
3,110	4.50%, 12/15/2009	2,941
1,206	5.38%, 02/27/2013	933
	Army Hawaii Family Housing Trust Certificates
915	5.52%, 06/15/2050 ▪	615
	BAE Systems Holdings, Inc.
3,194	5.20%, 08/15/2015 ▪	2,893
	Bank of America Corp.
3,475	5.65%, 05/01/2018	3,147
	Berkshire Hathaway Finance Corp.
1,721	4.60%, 05/15/2013	1,746
1,738	5.00%, 08/15/2013	1,793
	BP Capital Markets plc
6,386	5.25%, 11/07/2013	6,784
	Citigroup, Inc.
3,885	2.13%, 04/30/2012	3,848
4,248	8.30%, 12/21/2057 Δ	2,203
1,016	8.40%, 04/30/2018 Δ ♠	371
	Comerica Capital Trust II
2,270	6.58%, 02/20/2037 Δ	939
	Corpoacion Andina De Fomento
365	5.20%, 05/21/2013	323
320	5.75%, 01/12/2017	259
	COX Communications, Inc.
1,718	6.25%, 06/01/2018 ▪	1,566
	Credit Agricole S.A.
6,679	6.64%, 05/31/2017 ▪ Δ ♠	2,372
	Deutsche Bank AG London
2,930	4.88%, 05/20/2013	2,864
	Duke Capital LLC
2,796	6.25%, 02/15/2013	2,662
	ERAC USA Finance Co.
2,865	5.60%, 05/01/2015 ▪	1,893
	General Electric Capital Corp.
1,935	5.63%, 05/01/2018	1,784
4,085	6.37%, 11/15/2067 Δ	2,646
	Goldman Sachs Capital Trust II
6,237	5.79%, 06/01/2012 Δ ♠	2,240
	International Lease Finance Corp.
1,573	6.38%, 03/25/2013	1,154

Principal		Market
Amount ╬		Value +
	Finance (continued)
	Janus Capital Group, Inc.
$4,470	6.70%, 06/15/2017	$2,861
	JP Morgan Chase & Co.
5,552	7.90%, 04/30/2018 ♠	4,220
	Lincoln National Corp.
2,195	6.05%, 04/20/2067	988
	MBNA America Bank N.A.
4,140	7.13%, 11/15/2012 ▪	4,165
	Mellon Capital IV
5,444	6.24%, 06/20/2012 Δ ♠	2,885
	Metlife, Inc.
220	5.38%, 12/15/2012	216
	National City Bank of Ohio
800	4.50%, 03/15/2010	798
	National City Corp.
3,804	12.00%, 12/10/2012 ♠	3,419
	Northgroup Preferred Capital Corp.
2,685	6.38%, 10/15/2017 ⌂ Δ ♠	1,119
	Oesterreichische Kontrollbank AG
JPY 1,556,000	1.80%, 03/22/2010	17,544
	PNC Preferred Funding Trust II
9,700	6.11%, 03/15/2012 ▪ Δ ♠	4,669
	Pricoa Global Funding I
1,855	1.27%, 01/30/2012 ▪ Δ	1,357
	Progressive Corp.
5,205	6.70%, 06/15/2037 Δ	2,932
	Prudential Financial, Inc.
3,215	5.15%, 01/15/2013	2,917
1,844	8.88%, 06/15/2038 Δ	1,193
	RBS Capital Trust IV
5,650	2.26%, 09/30/2014 Δ ♠	935
	Rio Tinto Finance USA Ltd.
6,390	5.88%, 07/15/2013	5,621
	State Street Capital Trust III
2,348	8.25%, 03/15/2011 Δ	1,785
	Unicredito Italiano Capital Trust
2,200	9.20%, 10/05/2010 ▪ ♠	838
	Unicredito Luxembourg Finance S.A.
4,230	6.00%, 10/31/2017 ▪	3,343
	UnitedHealth Group, Inc.
4,066	4.88%, 02/15/2013	3,861
	US Bank Realty Corp.
4,700	6.09%, 01/15/2012 ▪ Δ ♠	1,892
	USB Capital IX
1,384	6.19%, 04/15/2011 Δ ♠	581
	Wells Fargo Bank NA
3,925	2.36%, 05/16/2016 Δ	3,122
	Wells Fargo Capital XIII
1,968	7.70%, 03/26/2013 Δ ♠	1,411
	Westfield Group
1,273	5.70%, 10/01/2016 ▪	944
	ZFS Finance USA Trust I
3,725	6.50%, 05/09/2037 ▪ Δ	1,676

		134,837

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount ╬			Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
		Foreign Governments — 4.5%
		Bundesobligation
EUR	20,082	3.50%, 04/12/2013	$26,884
		El Salvador (Republic of)
	390	7.65%, 06/15/2035 ⌂	296
	700	8.50%, 07/25/2011 ⌂	707
		France (Govt. of) O.A.T.
EUR	10,610	4.25%, 10/25/2018	14,034
		United Kingdom Treasury
GBP	16,333	4.50%, 03/07/2019	24,822

			66,743

		Health Care — 1.1%
		Amgen, Inc.
	1,659	6.40%, 02/01/2039	1,720
		Cardinal Health, Inc.
	2,713	5.50%, 06/15/2013	2,542
		Covidien International Finance S.A.
	3,390	5.45%, 10/15/2012	3,416
		CVS Caremark Corp.
	5,796	6.30%, 06/01/2037 Δ	3,159
		Glaxosmithkline Capital, Inc.
	3,630	4.85%, 05/15/2013	3,807
	1,754	6.38%, 05/15/2038	1,954

			16,598

		Services — 1.3%
		Comcast Corp.
	2,421	6.30%, 11/15/2017	2,428
		News America, Inc.
	1,780	6.15%, 03/01/2037	1,550
		President & Fellows of Harvard
	2,220	6.00%, 01/15/2019 ▪	2,389
		Reed Elsevier Capital, Inc.
	3,458	7.75%, 01/15/2014	3,421
		Time Warner Entertainment Co., L.P.
	5,465	8.38%, 07/15/2033	5,520
		Waste Management, Inc.
	3,605	6.10%, 03/15/2018	3,403

			18,711

		Technology — 4.9%
		Agilent Technologies, Inc.
	1,911	6.50%, 11/01/2017	1,424
		AT&T, Inc.
	7,422	5.50%, 02/01/2018	7,373
	3,795	6.55%, 02/15/2039	3,783
		Cingular Wireless Services, Inc.
	4,780	8.75%, 03/01/2031	5,635
		Deutsche Telekom International Finance B.V.
	5,300	6.75%, 08/20/2018	5,708
		IBM Corp.
	5,144	6.50%, 10/15/2013	5,757
		Koninklijke Philips Electronics N.V.
	4,698	5.75%, 03/11/2018	4,507
		Oracle Corp.
	4,177	6.50%, 04/15/2038	4,542

Principal		Market
Amount		Value +
	Technology (continued)
	Rogers Cable, Inc.
$855	8.75%, 05/01/2032	$874
	Rogers Communications, Inc.
2,978	6.80%, 08/15/2018	3,098
	Rogers Wireless, Inc.
1,332	6.38%, 03/01/2014	1,296
	TCI Communications, Inc.
685	8.75%, 08/01/2015	737
	Telecom Italia Capital
5,555	7.72%, 06/04/2038 ‡	5,186
	Tele-Communications, Inc.
2,075	7.88%, 08/01/2013	2,121
	Verizon Communications, Inc.
3,364	6.90%, 04/15/2038	3,526
	Verizon Virginia, Inc.
4,370	4.63%, 03/15/2013	4,182
	Verizon Wireless
6,858	5.55%, 02/01/2014 ▪	6,814
3,108	8.50%, 11/15/2018 ▪	3,566
	Vodafone Group plc
3,510	6.15%, 02/27/2037	3,406

		73,535

	Transportation — 0.6%
	Canadian Pacific Railway Co.
1,524	5.75%, 05/15/2013	1,426
2,520	5.95%, 05/15/2037	1,707
	Continental Airlines, Inc.
846	6.70%, 06/15/2021	643
730	8.05%, 11/01/2020	569
	General Dynamics Corp.
2,947	5.25%, 02/01/2014	3,070
	Norfolk Southern Corp.
1,853	5.75%, 04/01/2018	1,786

		9,201

	Utilities — 3.4%
	CenterPoint Energy Resources Corp.
4,655	6.13%, 11/01/2017	3,895
690	6.63%, 11/01/2037	465
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	2,390
	Commonwealth Edison Co.
1,866	5.80%, 03/15/2018	1,796
	Detroit Edison Co.
565	6.13%, 10/01/2010	574
	Duke Energy Corp.
1,280	5.25%, 01/15/2018	1,294
1,339	6.35%, 08/15/2038	1,334
1,422	7.00%, 11/15/2018	1,635
	Electricite De France
3,960	6.95%, 01/26/2039 ▪	4,083
	Enbridge Energy Partners
2,106	6.50%, 04/15/2018	1,854
	Florida Power Corp.
1,152	5.80%, 09/15/2017	1,220

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: INVESTMENT GRADE (continued)
	Utilities (continued)
	Kinder Morgan Energy Partners L.P.
$2,175	6.50%, 02/01/2037	$1,957
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,367
	Northern States Power Co.
1,170	6.25%, 06/01/2036	1,213
	Pacific Gas & Electric Co.
1,655	5.63%, 11/30/2017	1,711
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018	3,029
	PSEG Power
1,287	5.00%, 04/01/2014	1,149
	Public Service Co. of Colorado
3,112	6.50%, 08/01/2038	3,336
	Southern California Edison Co.
4,941	5.75%, 03/15/2014	5,370
	Taqa Abu Dhabi National Energy Co.
3,350	5.62%, 10/25/2012 ▪	3,224
	TransCanada Pipelines Ltd.
5,299	7.25%, 08/15/2038	5,281
	Virginia Electric & Power Co.
1,627	5.10%, 11/30/2012	1,649
	Westar Energy, Inc.
250	5.15%, 01/01/2017	224

		50,050

	Total corporate bonds: investment grade (Cost $525,941)	$476,747

CORPORATE BONDS: NON-INVESTMENT GRADE — 2.2%
	Basic Materials — 0.2%
	Evraz Group S.A.
$550	8.88%, 04/24/2013 ▪	$341
	Potlatch Corp.
1,900	13.00%, 12/01/2009 ⌂ Δ	2,000
	Vedanta Resources plc
1,700	8.75%, 01/15/2014 ▪	1,139

		3,480

	Capital Goods — 0.0%
	Bombardier, Inc.
765	6.30%, 05/01/2014 ▪	620

	Consumer Cyclical — 0.2%
	Parkson Retail Group Ltd.
1,400	7.88%, 11/14/2011	1,036
	Supervalu, Inc.
2,150	7.50%, 11/15/2014	2,053

		3,089

	Consumer Staples — 0.1%
	MHP S.A.
1,455	10.25%, 11/30/2011 ⌂	568
	Sino-Forest Corp.
740	9.13%, 08/17/2011 ◘	599

		1,167

Principal			Market
Amount ╬			Value +
		Energy — 0.2%
		Noble Group Ltd.
	$1,600	6.63%, 03/17/2015 ▪	$1,008
		Range Resources Corp.
	2,475	7.38%, 07/15/2013	2,364

			3,372

		Finance — 0.2%
		Citigroup (JSC Severstal)
	625	9.25%, 04/19/2014 ◘	381
		Drummond Co., Inc.
	970	7.38%, 02/15/2016 ⌂	543
		LPL Holdings, Inc.
	1,510	10.75%, 12/15/2015 ⌂	1,057
		RBS-Zero Hora Editora Journalistica
BRL	1,000	11.25%, 06/15/2017 ⌂	237
		TuranAlem Finance B.V.
	250	7.75%, 04/25/2013 ⌂	97

			2,315

		Foreign Governments — 0.1%
		Argentina (Republic of)
	1,120	7.00%, 10/03/2015	366
		Venezuela (Republic of)
	1,030	2.12%, 04/20/2011 ◘ Δ	677

			1,043

		Health Care — 0.2%
		HCA, Inc.
	2,635	9.25%, 11/15/2016	2,516

		Services — 0.1%
		DirecTV Holdings LLC
	1,910	7.63%, 05/15/2016	1,877
		Mashantucket Western Pequot Revenue Bond
	813	5.91%, 09/01/2021 ⌂	260

			2,137

		Technology — 0.8%
		Advanced Micro Devices, Inc.
	2,200	6.00%, 05/01/2015 ▪ ۞	654
		Charter Communications Operating LLC
	1,725	8.00%, 04/30/2012 ▪	1,466
		CSC Holdings, Inc.
	1,385	7.63%, 04/01/2011	1,378
		Intelsat Bermuda Ltd.
	3,500	9.25%, 06/15/2016 ⌂	2,905
		Intelsat Corp.
	2,500	9.25%, 06/15/2016 ▪	2,287
		Vimpelcom
	1,250	8.38%, 04/30/2013 ▪	913
		Windstream Corp.
	1,560	8.63%, 08/01/2016	1,537

			11,140

		Transportation — 0.0%
		Grupo Senda Autotransporte
	740	10.50%, 10/03/2015 ⌂	403

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
CORPORATE BONDS: NON-INVESTMENT GRADE (continued)
	Utilities — 0.1%
	AES El Savador Trust
$800	6.75%, 02/01/2016 ⌂	$505
	Edison Mission Energy
45	7.50%, 06/15/2013	43
	NRG Energy, Inc.
1,295	7.25%, 02/01/2014	1,237

		1,785

	Total corporate bonds: non-investment grade (Cost $42,633)	$33,067

MUNICIPAL BONDS — 0.1%
	General Obligations — 0.1%
	Oregon School Boards Association, Taxable Pension
$1,250	4.76%, 06/30/2028	$1,070

	Total municipal bonds (Cost $1,250)	$1,070

SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ? — 3.2%
	Basic Materials — 0.4%
	Cenveo, Inc.
$754	3.28%, 06/21/2013 ±	$451
	Georgia-Pacific Corp.
1,829	4.10%, 12/20/2012 ±	1,576
	Graham Packaging Co., Inc.
1,140	4.51%, 12/31/2011 ±	912
	Hexion Specialty Chemicals
427	5.50%, 05/05/2013 ±	180
	Huntsman International LLC
1,356	2.16%, 04/19/2014 ±	956
	Ineos Group
497	8.20%, 12/16/2013 ±	180
497	8.70%, 12/16/2014 ±	186
	Jarden Corp.
1,399	3.96%, 01/24/2012 ±	1,224
	John Maneely Co.
1,153	4.44%, 12/08/2013 ±	611

		6,276

	Capital Goods — 0.0%
	Yankee Candle Co.
447	3.40%, 02/06/2014 ±	241

	Consumer Cyclical — 0.4%
	AM General LLC
885	4.62%, 09/30/2013 ±	668
	American General Finance Corp.
37	0.33%, 09/30/2012 ±	28
	Aramark Corp.
64	2.04%, 01/26/2014 ±	56
1,023	3.33%, 01/26/2014 ±	893
	Delphi Corp.
833	9.25%, 06/30/2009 ¤ ±	592
	Dollarama Group L.P.
655	2.92%, 11/18/2011 ±	556
	Ford Motor Co.
4,623	5.00%, 12/16/2013 ±	1,655

Principal		Market
Amount		Value +
	Consumer Cyclical (continued)
	Lear Corp.
$625	3.24%, 04/25/2012 ±	$279
	Roundy’s Supermarkets, Inc.
942	3.19%, 11/03/2011 ±	763
	William Carter Co.
1,248	2.03%, 07/14/2012 ±	1,073

		6,563

	Consumer Staples — 0.2%
	Dole Food Co., Inc.
52	0.66%, 04/12/2013 ±	43
91	2.48%, 04/12/2013 ±	75
341	2.94%, 04/12/2013 ±	280
	WM Wrigley Jr. Co.
2,752	6.50%, 10/06/2014 ±	2,700

		3,098

	Energy — 0.0%
	Lyondell Chemical Co.
1,393	0.00%, 12/22/2014 ☼	446

	Finance — 0.3%
	Amerigroup Corp.
304	2.44%, 03/26/2012 ± *	273
	Brickman Group Holdings, Inc.
1,185	2.41%, 01/23/2014 ±	835
	Community Health Systems, Inc.
88	2.95%, 07/25/2014 ±	75
1,728	4.45%, 07/25/2014 ±	1,457
	Crescent Resources LLC
1,326	6.17%, 09/07/2012 ⌂ ±	205
	Golden Gate National
1,255	3.16%, 03/14/2011 ±	1,016

		3,861

	Health Care — 0.4%
	HCA, Inc.
1,069	3.71%, 11/17/2013 ±	883
	HealthSouth Corp.
645	4.49%, 03/10/2013 ±	560
	IASIS Healthcare Capital Corp.
66	0.32%, 03/15/2014 ±	55
962	2.41%, 03/17/2014 ±	818
	Invitrogen Corp.
1,349	5.25%, 09/30/2015 ±	1,319
	Skilled Healthcare Group, Inc.
1,692	2.71%, 06/15/2012 ±	1,320
	Vanguard Health Holdings Co. II LLC
470	3.27%, 09/23/2011 ±	403

		5,358

	Services — 0.5%
	Affinion Group, Inc.
765	4.65%, 10/17/2012 ±	552
	Cedar Fair L.P.
1,237	2.41%, 08/30/2012 ±	935
	Cengage
632	2.91%, 07/05/2014 ±	478

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE ♦ (continued)
	Services (continued)
	Metavante Corp.
$952	4.94%, 11/01/2014 ±	$838
	MGM Mirage, Inc.
558	3.07%, 10/03/2011 ±	353
	R.H. Donnelley, Inc.
1,238	6.44%, 06/30/2011 ±	786
	Regal Cinemas, Inc.
1,322	5.21%, 10/27/2013 ±	1,193
	SunGard Data Systems, Inc.
954	3.71%, 02/28/2014 ±	739
	UPC Financing Partnership
797	2.20%, 12/31/2014 ±	635
	Venetian Macau Ltd.
132	2.66%, 05/25/2012 ±	76
	Venetian Macau Ltd., Term Loan
228	2.66%, 05/25/2013 ±	132
	West Corp.
936	2.78%, 10/24/2013 ±	664
	WideOpenWest Finance LLC
2,804	7.44%, 06/29/2015 ⌂ ±	561

		7,942

	Technology — 0.5%
	Charter Communications Operating LLC
802	3.44%, 03/06/2014 ±	615
	CSC Holdings, Inc.
812	2.08%, 03/29/2013 ±	728
	Intelsat Bermuda Ltd., Term Loan B 2A
932	3.93%, 01/03/2014 ±	798
	Intelsat Bermuda Ltd., Term Loan B 2B
932	3.93%, 01/03/2014 ±	798
	Intelsat Bermuda Ltd., Term Loan B 2C
932	3.93%, 01/03/2014 ±	798
	Mediacom Broadband LLC
390	2.06%, 01/31/2015 ±	326
	Mediacom Broadband LLC, Term Loan D1
1,527	2.06%, 01/31/2015 ±	1,278
	MetroPCS Wireless, Inc.
1,332	4.49%, 11/04/2013 ±	1,148
	Time Warner Telecom Holdings, Inc.
1,615	3.00%, 01/07/2013 ±	1,393

		7,882

	Utilities — 0.5%
	Astoria Generating Co. Acquisitions LLC
390	4.11%, 08/23/2013 ±	274
	Calpine Corp.
2,574	4.34%, 03/29/2014 ±	1,977
	NRG Energy, Inc.
920	1.36%, 02/01/2013 ±	852
1,869	2.66%, 02/01/2013 ±	1,730
	Texas Competitive Electric Holdings Co. LLC
790	3.91%, 10/12/2014 ±	547

Principal		Market
Amount		Value +
	Utilities (continued)
	Texas Competitive Electric Holdings Co. LLC
$1,812	4.75%, 10/10/2014 ±	$1,255

		6,635

	Total senior floating rate interests:
	non-investment grade (Cost $63,739)	$48,302

U.S. GOVERNMENT AGENCIES — 34.4%
	Federal Home Loan Mortgage Corporation — 13.8%
	Mortgage Backed Securities:
$8,594	4.00%, 2039 *	$8,562
31,767	5.00%, 2038	32,290
2,205	5.02%, 2035 Δ	2,249
5,287	5.33%, 2037 Δ	5,435
6,546	5.39%, 2037 Δ	6,733
2,132	5.43%, 2036 Δ	2,197
674	5.46%, 2036 Δ	694
23,143	5.50%, 2037	23,578
1,139	5.82%, 2036 Δ	1,172
72,547	6.00%, 2023 - 2038	75,002
46,049	6.50%, 2036 - 2038	48,049

		205,961

	Federal National Mortgage Association - 17.5%
	Mortgage Backed Securities:
1,111	4.67%, 2034 - 2035 Δ	1,133
1,535	4.69%, 2035 Δ	1,556
1,218	4.75%, 2035 Δ	1,239
390	4.83%, 2035 Δ	390
756	4.86%, 2035 Δ	771
510	4.87%, 2035 Δ	521
1,435	4.93%, 2035 Δ	1,464
109,054	5.00%, 2018 - 2038	111,291
1,115	5.07%, 2035 Δ	1,145
18,898	5.27%, 2038	19,373
45,457	5.50%, 2017 - 2037	46,455
5,054	6.00%, 2013 - 2033	5,244
65,481	6.50%, 2031 - 2038	68,296
1,886	7.00%, 2037	1,983
221	7.50%, 2029 - 2031	236

		261,097

	Government National Mortgage Association - 2.4%
	Mortgage Backed Securities:
10,066	5.50%, 2033 - 2038	10,335
21,849	6.00%, 2032 - 2037	22,483
2,477	6.50%, 2028 - 2032	2,588

		35,406

	Other Government Agencies - 0.7%
	Small Business Administration Participation Certificates:
5,067	5.56%, 2027	5,321
5,279	5.57%, 2027	5,524

		10,845

	Total U.S. government agencies (Cost $502,038)	$513,309

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT SECURITIES — 10.5%
	U.S. Treasury Securities — 10.5%
	U.S. Treasury Bonds:
$9,581	2.00%, 2013	$9,672
12,994	4.50%, 2038	15,089

		24,761

	U.S. Treasury Notes:
3,785	0.88%, 2010	3,783
29,119	1.50%, 2013	28,694
85,630	1.50%, 2010 □ ‡	86,633
12,151	3.75%, 2018	13,085

		132,195

	Total U.S. government securities (Cost $157,562)	$156,956

Shares
PREFERRED STOCK — 0.0%
	Banks — 0.0%
85	Federal Home Loan Mortgage Corp.	$91

	Total preferred stock (Cost $2,139)	$91

	Total long-term investments (Cost $1,446,490)	$1,339,744

Principal
Amount
SHORT-TERM INVESTMENTS — 9.0%
	Consumer Staples — 0.7%
	Coca Cola Co.
$10,000	0.25%, 03/17/2009	$9,997

	Finance — 1.0%
	European Investment Bank
14,000	0.47%, 03/12/2009	13,993

	Health Care — 0.2%
	Pfizer, Inc.
3,100	0.55%, 03/05/2009	3,097

Shares
	Investment Pools and Funds — 6.0%
40,009	JP Morgan U.S. Government Money Market Fund	40,009
10,000	State Street Bank U.S. Government Money Market Fund	10,000
40,001	Wells Fargo Advantage Government Money Market Fund	40,001

		90,010

Principal
Amount
Repurchase Agreements — 1.1%
BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $13,973, collateralized by U.S. Treasury Bond 5.50%, 2028, U.S. Treasury Note 7.50%, 2016, value of $14,229)
$13,972	0.25% dated 01/30/2009	13,972

Principal		Market
Amount		Value +
	Repurchase Agreements (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,382, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $2,432)
$2,382	0.25% dated 01/30/2009	$2,382

		16,354

Total short-term investments (Cost $133,452)		$133,451

Total investments (Cost $1,579,942) ▲	98.8%	$1,473,195
Other assets and liabilities	1.2%	17,989

Total net assets	100.0%	$1,491,184

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.90% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $1,580,539 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,385
Unrealized Depreciation	(134,729)

Net Unrealized Depreciation	$(107,344)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $2,525, which represents 0.17% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	Debt security in default due to bankruptcy.

¤	The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

▪	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $81,860, which represents 5.49% of total net assets.

◘	Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At January 31, 2009, the market value of these securities amounted to $1,657 or 0.11% of net assets.

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2009.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.

*	The cost of securities purchased on a when-issued or delayed delivery basis at January 31, 2009 was $8,792.

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2009.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL — Brazilian Real

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period			Cost
Acquired	Par	Security	Basis
06/2008	$800	AES El Savador Trust, 6.75%, 02/01/2016 — Reg S	$734
03/2005	16,555	Banc of America Commercial Mortgage, Inc., 4.52%, 09/11/2036 — 144A	202
08/2006	1,230	Banc of America Securities Automotive Trust, 4.49%, 02/18/2013	1,228
08/2007	19,259	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 — 144A	2,661
04/2007	1,000	Bayview Financial Acquisition Trust, 2.06%, 05/28/2037	1,000
10/2004	9,811	Bear Stearns Commercial Mortgage Securities, Inc., 4.07%, 07/11/2042	215
12/2004	8,397	Bear Stearns Commercial Mortgage Securities, Inc., 4.12%, 11/11/2041	162
04/2006 — 08/2007	17,099	CBA Commercial Small Balance Commercial Mortgage — Class X1, 7.00%, 06/25/2038 — 144A	525
04/2006	8,338	CBA Commercial Small Balance Commercial Mortgage — Class X2, 7.00%, 07/25/2035 — 144A	361
02/2007	—	Citigroup Mortgage Loan Trust, Inc., 0.00%, 01/25/2037 — 144A	—
08/2007	8,844	Citigroup Mortgage Loan Trust, Inc., 5.91%, 07/25/2037	8,826
02/2007 — 01/2009	318	Citigroup Mortgage Loan Trust, Inc., 12.00%, 01/25/2037 — 144A	552

Period			Cost
Acquired	Par	Security	Basis
08/2007	$9,814	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	$9,637
07/2007	776	Credit-Based Asset Servicing and Securitization, 0.66%, 05/25/2036 — 144A	760
02/2007	1,326	Crescent Resources LLC, 6.17%, 09/07/2012	1,323
05/2006 — 09/2006	2,600	DB Master Finance LLC, 5.78%, 06/20/2031 — 144A	2,608
08/2008	970	Drummond Co., Inc., 7.38%, 02/15/2016 — 144A	852
05/2008	390	El Salvador (Republic of), 7.65%, 06/15/2035 — Reg S	420
09/2007 — 11/2007	700	El Salvador (Republic of), 8.50%, 07/25/2011 — Reg S	745
05/2007	9,025	First Horizon Mortgage Pass-Through Trust, 5.83%, 05/25/2037	9,045
01/2008	2,600	Ford Credit Floorplan Master Owner Trust, 0.51%, 06/15/2011	2,578
06/2006	43,162	GE Business Loan Trust, 6.14%, 05/15/2034 — 144A	170
07/2004	23,282	Goldman Sachs Mortgage Securities Corp. II, 4.38%, 08/10/2038 — 144A	133
05/2008	740	Grupo Senda Autotransporte, 10.50%, 10/03/2015 — 144A	739
06/2006 — 06/2007	3,500	Intelsat Bermuda Ltd., 9.25%, 06/15/2016	3,661
03/2007	385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	23,470	LB-UBS Commercial Mortgage Trust, 5.26%, 09/15/2039	567
10/2005	851	Lehman Brothers Small Balance Commercial, 5.52%, 09/25/2030 — 144A	851
09/2006	1,100	Lehman Brothers Small Balance Commercial, 5.62%, 09/25/2036 — 144A	1,100
10/2007 — 08/2008	1,510	LPL Holdings, Inc., 10.75%, 12/15/2015 — 144A	1,504
09/2006 — 11/2006	2,870	Marlin Leasing Receivables LLC, 5.33%, 09/16/2013 — 144A	2,870
07/2005	813	Mashantucket Western Pequot Revenue Bond, 5.91%, 09/01/2021 — 144A	813
09/2006	21,173	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.27%, 07/12/2046	577
11/2006	1,455	MHP S.A., 10.25%, 11/30/2011 — 144A	1,459
04/2005 — 08/2006	3,157	Morgan Stanley Dean Witter Capital I, 8.05%, 08/25/2032 — Reg D	84
04/2007	48	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 — 144A	48
11/2006	850	North Street Referenced Linked Notes, 2.22%, 04/28/2011 — 144A	793

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Period			Cost
Acquired	Par	Security	Basis
05/2007	$2,685	Northgroup Preferred Capital Corp., 6.38%, 10/15/2017 — 144A	$2,685
03/2007	875	Option One Mortgage Loan Trust — Class M6, 6.99%, 03/25/2037	858
03/2007	600	Option One Mortgage Loan Trust — Class M7, 6.99%, 03/25/2037	554
03/2007	600	Option One Mortgage Loan Trust — Class M8, 6.99%, 03/25/2037	524
03/2005	441	Popular ABS Mortgage Pass-Through Trust, 5.42%, 04/25/2035	441
10/2001 - 11/2001	1,900	Potlatch Corp., 13.00%, 12/01/2009	1,922
10/2007	1,000	RBS-Zero Hora Editora Journalistica, 11.25%, 06/15/2017 — Reg S	520
03/2005	611	Renaissance Home Equity Loan Trust, 5.36%, 05/25/2035	611
03/2006	1,260	Renaissance Home Equity Loan Trust, 5.75%, 05/25/2036	1,260
08/2007	1,550	Renaissance Home Equity Loan Trust — Class M5, 7.00%, 09/25/2037	1,168
08/2007	1,950	Renaissance Home Equity Loan Trust — Class M8, 7.00%, 09/25/2037	1,079
02/2007	85	Soundview NIM Trust, 6.41%, 12/25/2036 — 144A	85
10/2007	4,225	Swift Master Automotive Receivables Trust, 0.98%, 10/15/2012	4,225
09/2007 - 10/2007	250	TuranAlem Finance B.V., 7.75%, 04/25/2013 — Reg S	223
02/2004	7,617	Wachovia Bank Commercial Mortgage Trust, 3.65%, 02/15/2041 — 144A	99
06/2007	4,760	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 — 144A	4,742
03/2008	3,764	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	3,035
06/2007 - 01/2009	2,804	WideOpenWest Finance LLC, 7.44%, 06/29/2015	2,721
The aggregate value of these securities at January 31, 2009 was $52,868 which represents 3.55% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
2 Year U.S. Treasury Note	1,085	Long	Mar 2009	$(214)
5 Year U.S. Treasury Note	241	Long	Mar 2009	84
10 Year U.S. Treasury Note	534	Short	Mar 2009	(677)
Euro Bond Future	87	Long	Mar 2009	120
U.S. Long Bond	246	Long	Mar 2009	(26)

				$(713)

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)
British Pound (Sell)	$23,112	$23,861	03/17/09	$749
Euro (Buy)	14,366	14,402	04/07/09	(36)
Euro (Sell)	15,472	16,404	04/07/09	932
Euro (Buy)	14,535	14,921	04/08/09	(386)
Euro (Sell)	41,773	43,252	04/08/09	1,479
Japanese Yen (Buy)	8,150	8,089	02/10/09	61
Japanese Yen (Buy)	8,153	8,118	02/27/09	35
Japanese Yen (Sell)	8,153	8,279	02/27/09	126
Japanese Yen (Buy)	17,244	16,809	03/04/09	435
Japanese Yen (Buy)	9,160	9,308	03/04/09	(148)
Japanese Yen (Sell)	35,027	34,247	03/04/09	(780)

				$2,467

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.
Credit Default Swap Agreements Outstanding at January 31, 2009

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation/
CounterParty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
JP Morgan Chase Bank	CDX North
American
High Yield
	Index	Buy	5.00%	12/20/13	$13,860	$250
JP Morgan Chase Bank	CDX North
American
High Yield
	Index	Buy	5.00%	12/20/13	6,930	(100)

$150

The Hartford U.S. Government Securities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 2.5%
	Finance — 2.5%
	Bayview Commercial Asset Trust
$12,125	7.00%, 07/25/2037 ⌂ ►	$940
6,674	7.50%, 09/25/2037 ⌂ ►	545
	Bayview Financial Acquisition Trust
2,100	2.06%, 05/28/2037 ⌂ Δ	260
	CBA Commercial Small Balance Commercial Mortgage
370	6.09%, 07/25/2039 ⌂ Δ	203
390	6.50%, 07/25/2039 ⌂ Δ	147
8,320	7.25%, 07/25/2039 ⌂ ►	791
	Countrywide Asset-Backed Certificates
1,990	5.76%, 06/25/2035	511
1,972	5.80%, 07/25/2034	746
	Lehman XS Trust
1,712	6.50%, 05/25/2037 ⌂ Δ	895
	Nationstar Home Equity Loan Trust
33	9.97%, 03/25/2037 ⌂ Δ	1
	North Street Referenced Linked Notes
500	2.22%, 04/28/2011 ⌂ Δ	260
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 ⌂	76
	Renaissance Home Equity Loan Trust
1,430	7.00%, 09/25/2037 ⌂	93
1,080	7.50%, 04/25/2037 — 06/25/2037 ⌂	74
	Spirit Master Funding LLC
1,893	5.76%, 03/20/2024 ⌂	762
	Wamu Commercial Mortgage Securities Trust
3,000	6.14%, 03/23/2045 ⌂ Δ	750

	Total asset & commercial mortgage backed securities (Cost $20,313)	$7,054

U.S. GOVERNMENT AGENCIES — 56.1%
	Federal Home Loan Mortgage Corporation — 12.5%
	Mortgage Backed Securities:
$8,782	6.00%, 2032 — 2037	$9,074
47	7.00%, 2029 — 2031	49
69	9.00%, 2022	76
35	11.50%, 2015 — 2019	37
4	11.75%, 2011	5
3	12.50%, 2019	3

		9,244

	Notes:
1,570	3.13%, 2010	1,616
155	5.13%, 2012	168

		1,784

	Remic — Pac’s:
23,942	6.00%, 2032	24,759

		35,787

	Federal National Mortgage Association — 34.5%
	Mortgage Backed Securities:
7,898	5.48%, 2036 Δ	8,128
13,689	5.50%, 2015 — 2037	13,982
4,076	5.98%, 2037 Δ	4,203

Principal		Market
Amount		Value +
	Federal National Mortgage Association (continued)
	Mortgage Backed Securities (continued):
$1,446	6.00%, 2016 — 2031	$1,506
1,240	6.01%, 2009	1,240
38,067	6.50%, 2013 — 2038	39,675
17	7.50%, 2030	18
14	8.00%, 2025	15
46	8.50%, 2022	49
8	9.75%, 2020	8
38	10.00%, 2020	42
24	10.50%, 2012 — 2018	26
91	11.00%, 2015 — 2020	98
4	11.25%, 2013	4
3	11.50%, 2015	3
12	12.00%, 2014	14
43	12.50%, 2015	48

		69,059

	Notes:
15,000	4.14%, 2015	15,268
1,565	6.00%, 2036	1,599
10,500	6.25%, 2029	12,780

		29,647

	Remic — Pac’s:
456	6.50%, 2012	473

		99,179

	Government National Mortgage Association — 1.5%
	Mortgage Backed Securities:
297	6.00%, 2034	306
2,465	6.50%, 2031 — 2032	2,574
26	7.00%, 2030	27
77	8.00%, 2022	82
275	9.50%, 2016 — 2019	299
10	11.00%, 2015 — 2018	11

		3,299

	Remic — Pac’s:
850	6.50%, 2031	904

		4,203

	Other Government Agencies — 7.6%
	Small Business Administration Participation Certificates:
954	5.35%, 2026	1,001
3,754	5.57%, 2027	3,928
1,970	5.66%, 2022	2,078
1,653	5.70%, 2026	1,767
862	5.78%, 2021	907
2,981	5.82%, 2026	3,204
2,268	5.98%, 2022	2,408
1,996	6.07%, 2026	2,189
2,028	6.14%, 2022	2,162
2,100	6.22%, 2028	2,258

		21,902

	Total U.S. government agencies (Cost $156,104)	$161,071

The Hartford U.S. Government Securities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value +
U.S. GOVERNMENT SECURITIES — 29.1%
	U.S. Treasury Securities — 29.1%
	U.S. Treasury Notes:
$45,000	1.13%, 2012	$44,715
5,000	1.50%, 2010	5,059
11,000	2.75%, 2013	11,533
5,000	3.25%, 2009	5,123
13,300	3.75%, 2018	14,323
2,501	4.50%, 2017	2,815

	Total U.S. government securities (Cost $83,836)	$83,568

Contracts
CALL OPTIONS PURCHASED — 0.0%
Long Call Future Option Contract — 0.0%
U.S. 10 Year Note Option
— Expiration: May, 2009, Exercise Price:
$138.00 Θ	$5

Total call options purchased (Cost $25)	$5

PUT OPTIONS PURCHASED — 0.2%
Long Call Future Option Contract — 0.2%
U.S. Bond Future Option
— Expiration: May, 2009, Exercise Price:
$120.00 Ø	$591

Total put options purchased (Cost $546)	$591

Total long-term investments (Cost $260,824)	$252,289

Shares
SHORT-TERM INVESTMENTS — 11.9%
	Investment Pools and Funds — 4.9%
7,000	JP Morgan U.S. Government Money Market Fund	$7,000
7,000	Wells Fargo Advantage Government Money Market Fund	7,000

		14,000

Principal
Amount ╬
	Repurchase Agreements — 1.1%
	BNP Paribas Securities Corp. Repurchase Agreement (maturing on 02/02/2009 in the amount of $2,808, collateralized by U.S. Treasury Bond
	5.50%, 2028, U.S. Treasury Note
	7.50%, 2016, value of $2,859)
$2,807	0.25% dated 01/30/2009	2,807
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/02/2009 in the amount of $479, collateralized by FNMA 5.50% - 6.00%, 2027 - 2048, value of $489)
479	0.25% dated 01/30/2009	479

		3,286

	Treasury Bills — 5.9%
CAD 18,000	1.27%, 02/05/2009 о	14,677
250	0.03%, 04/29/2009 о	250

Principal		Market
Amount		Value +
	U.S. Treasury Bills (continued)
$2,000	0.09%, 04/16/2009 о □	$1,999

		16,926

	Total short-term investments (Cost $33,824)	$34,212

Total investments (Cost $294,648) ▲	99.8%	$286,501
Other assets and liabilities	0.2%	517

Total net assets	100.0%	$287,018

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.11% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $294,648 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,337
Unrealized Depreciation	(14,484)

Net Unrealized Depreciation	$(8,147)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

о	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

►	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

CAD	- Canadian Dollar

The Hartford U.S. Government Securities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Cost
Acquired	Par	Security	Basis
05/2007 - 12/2008	$12,125	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	$1,729
08/2007	6,674	Bayview Commercial Asset Trust, 7.50%, 09/25/2037 - 144A	928
04/2007	2,100	Bayview Financial Acquisition Trust, 2.06%, 05/28/2037	2,100
05/2007	370	CBA Commercial Small Balance Commercial Mortgage, 6.09%, 07/25/2039 - 144A	370
05/2007	390	CBA Commercial Small Balance Commercial Mortgage, 6.50%, 07/25/2039 - 144A	390
05/2007	8,320	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	697
10/2007	1,712	Lehman XS Trust, 6.50%, 05/25/2037	1,705
04/2007	33	Nationstar Home Equity Loan Trust, 9.97%, 03/25/2037 - 144A	33
11/200	6500	North Street Referenced Linked Notes, 2.22%, 04/28/2011 - 144A	466
03/2007	1,000	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	923
08/2007	1,430	Renaissance Home Equity Loan Trust, 7.00%, 09/25/2037	1,148
03/2007 - 05/2007	1,080	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 — 06/25/2037	980
03/2006	1,893	Spirit Master Funding LLC, 5.76%, 03/20/2024 - 144A	1,893
06/2007	3,000	Wamu Commercial Mortgage Securities Trust, 6.14%, 03/23/2045 - 144A	2,989

The aggregate value of these securities at January 31, 2009 was $5,797 which represents 2.02% of total net assets.

□	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.
Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)
5 Year U.S. Treasury Note	471	Long	Mar 2009	$(35)
10 Year U.S. Treasury Note	490	Long	Mar 2009	(699)
U.S. Long Bond	59	Short	Mar 2009	81

				$(653)

*	The number of contracts does not omit 000’s.

Θ	At January 31, 2009, purchased options were designated to cover open call options written as follows (see Note 3 to accompanying Notes to Financial Statements in the most recent semi-annual or annual report):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
U.S. 10 Year Note Option	314	$139.00	May 2009	$5	$9

				$5	$9

*	The number of contracts does not omit 000’s.

Ø	At January 31, 2009, purchased options were designated to cover open put options written as follows (see Note 3 to accompanying Notes to Financial Statements in the most recent semi-annual or annual report):

	Number of	Exercise	Exercise	Market	Premiums
Issuer	Contracts*	Price	Date	Value +	Received
U.S. Bond Future Option	196	$118.00	May 2009	$478	$434

				$478	$434

*	The number of contracts does not omit 000’s.
Forward Foreign Currency Contracts Outstanding at January 31, 2009

				Unrealized
	Market	Contract	Delivery	Appreciation/
Description	Value +	Amount	Date	(Depreciation)

Canadian Dollar (Sell)	$14,679	$14,359	02/05/09	$(320)

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.2%
	Banks — 3.7%
86	PNC Financial Services Group, Inc.	$2,781
128	US Bancorp	1,904
310	Wells Fargo & Co.	5,853

		10,538

	Capital Goods — 8.4%
134	Cummins, Inc.	3,216
39	Deere & Co.	1,369
542	General Electric Co.	6,568
72	Illinois Tool Works, Inc.	2,361
58	Lockheed Martin Corp.	4,750
82	PACCAR, Inc.	2,154
55	Precision Castparts Corp.	3,592

		24,010

	Commercial & Professional Services — 1.3%
123	Waste Management, Inc.	3,846

	Consumer Durables & Apparel — 0.5%
45	Stanley Works	1,419

	Diversified Financials — 6.0%
234	Bank of America Corp.	1,538
128	Bank of New York Mellon Corp.	3,296
64	Goldman Sachs Group, Inc.	5,199
282	JP Morgan Chase & Co.	7,194

		17,227

	Energy — 16.3%
93	Chevron Corp.	6,558
53	ConocoPhillips Holding Co.	2,514
219	Exxon Mobil Corp.	16,772
184	Marathon Oil Corp.	5,018
102	Newfield Exploration Co. •	1,948
108	Occidental Petroleum Corp.	5,908
70	Total S.A. ADR	3,505
117	XTO Energy, Inc.	4,333

		46,556

	Food & Staples Retailing — 5.4%
211	CVS/Caremark Corp.	5,664
118	Kroger Co.	2,664
127	Safeway, Inc.	2,715
170	Supervalu, Inc.	2,976
69	Sysco Corp.	1,538

		15,557

	Food, Beverage & Tobacco — 6.1%
200	Altria Group, Inc.	3,300
192	Dean Foods Co. •	3,713
106	Nestle S.A. ADR	3,667
71	PepsiCo, Inc.	3,566
87	Philip Morris International, Inc.	3,225

		17,471

	Health Care Equipment & Services — 5.8%
128	Aetna, Inc.	3,952
81	Baxter International, Inc.	4,757
82	Cardinal Health, Inc.	3,091
166	UnitedHealth Group, Inc.	4,706

		16,506

	Household & Personal Products — 1.8%
98	Kimberly-Clark Corp.	5,024

		Market
Shares		Value +
	Insurance — 5.4%
172	ACE Ltd.	$7,488
93	AON Corp.	3,427
105	Chubb Corp.	4,462

		15,377

	Materials — 4.3%
94	Agrium U.S., Inc.	3,156
180	Celanese Corp.	1,920
82	Cliff’s Natural Resources, Inc.	1,888
105	E.I. DuPont de Nemours & Co.	2,404
159	International Paper Co.	1,453
40	Mosaic Co.	1,434

		12,255

	Media — 2.7%
353	Comcast Corp. Class A	5,172
170	Viacom, Inc. Class B •	2,505

		7,677

	Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
87	Abbott Laboratories	4,812
250	Bristol-Myers Squibb Co.	5,361
223	Pfizer, Inc.	3,257
201	Schering-Plough Corp.	3,531
126	Wyeth	5,406

		22,367

	Real Estate — 1.0%
320	Host Hotels & Resorts, Inc.	1,722
74	Kimco Realty Corp.	1,063

		2,785

	Retailing — 4.1%
84	Gap, Inc.	944
73	Home Depot, Inc.	1,574
121	Kohl’s Corp. •	4,423
163	Nordstrom, Inc.	2,070
167	Staples, Inc.	2,662

		11,673

	Semiconductors & Semiconductor Equipment — 1.4%
315	Intel Corp.	4,057

	Software & Services — 1.4%
241	Microsoft Corp.	4,128

	Technology Hardware & Equipment — 4.3%
259	Cisco Systems, Inc. •	3,882
232	Dell, Inc. •	2,203
94	Hewlett-Packard Co.	3,277
227	Ingram Micro, Inc. •	2,779

		12,141

	Telecommunication Services — 3.9%
316	AT&T, Inc.	7,789
111	Verizon Communications, Inc.	3,324

		11,113

	Utilities — 6.6%
62	Entergy Corp.	4,757
41	Exelon Corp.	2,228
84	FPL Group, Inc.	4,335
45	NRG Energy, Inc. •	1,040
54	PG&E Corp.	2,069
85	SCANA Corp.	2,915

The Hartford Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Utilities (continued)
43	Southern Co.	$1,435

		18,779

	Total common stock (Cost $380,216)	$280,506

Principal
Amount
SHORT-TERM INVESTMENTS — 1.7%
	Repurchase Agreements — 1.7%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $6, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $7)
$6	0.25% dated 01/30/2009		$6
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,892, collateralized by GNMA 6.00%, 2038, value of $1,930)
1,892	0.28% dated 01/30/2009		1,892
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,142, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $1,164)
1,142	0.29% dated 01/30/2009		1,142
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $1,470, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $1,499)
1,470	0.28% dated 01/30/2009		1,470
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $313, collateralized by U.S. Treasury Note 6.00%, 2009, value of $319)
313	0.27% dated 01/30/2009		313

	Total short-term investments (Cost $4,823)		$4,823

	Total investments (Cost $385,039) ▲	99.9%	$285,329
	Other assets and liabilities	0.1%	426

	Total net assets	100.0%	$285,755

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.61% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $388,466 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,342
Unrealized Depreciation	(106,479)

Net Unrealized Depreciation	$(103,137)

•	Currently non-income producing.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

The Hartford Value Opportunities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK — 98.5%
	Automobiles & Components — 0.7%
210	TRW Automotive Holdings Corp. •	$650

	Capital Goods — 5.6%
5	Alliant Techsystems, Inc. •	428
34	Deere & Co.	1,174
16	Dover Corp.	461
142	General Electric Co.	1,721
44	Genesis Lease Ltd. ADR	151
15	Lindsay Corp.	380
6	Lockheed Martin Corp.	492

		4,807

	Consumer Durables & Apparel — 1.2%
34	MDC Holdings, Inc.	1,045

	Consumer Services — 0.6%
20	Darden Restaurants, Inc.	511

	Diversified Financials — 10.8%
62	Ameriprise Financial, Inc.	1,241
140	Bank of America Corp.	919
33	Capital One Financial Corp.	525
160	CIT Group, Inc.	447
68	Citigroup, Inc.	241
19	Goldman Sachs Group, Inc.	1,502
37	Invesco Ltd.	436
39	JP Morgan Chase & Co.	995
68	Oaktree Capital • ■	1,156
117	PennantPark Investment Corp.	365
86	TD Ameritrade Holding Corp. •	963
45	UBS AG ADR •	560

		9,350

	Energy — 17.2%
9	Apache Corp.	637
30	Baker Hughes, Inc.	1,013
35	Canadian Natural Resources Ltd. ADR	1,258
25	Consol Energy, Inc.	676
14	Exxon Mobil Corp.	1,071
94	Newfield Exploration Co. •	1,810
45	Noble Energy, Inc.	2,202
37	SBM Offshore N.V.	447
102	Talisman Energy, Inc.	963
30	Total S.A. ADR	1,505
381	Uranium One, Inc. •	575
146	USEC, Inc. •	741
80	Weatherford International Ltd. •	887
31	XTO Energy, Inc.	1,146

		14,931

	Food & Staples Retailing — 0.7%
29	Sysco Corp.	644

	Food, Beverage & Tobacco — 6.5%
1,143	Chaoda Modern Agriculture	722
38	Cosan Ltd. •	122
26	Dean Foods Co. •	499
—	Japan Tobacco, Inc.	1,236
3,414	Marine Harvest •	737
18	Perdigao S.A.	480
48	Smithfield Foods, Inc. •	572

		Market
Shares		Value +
	Food, Beverage & Tobacco (continued)
56	Unilever N.V. NY Shares ADR	$1,226

		5,594

	Health Care Equipment & Services — 8.5%
36	Cardinal Health, Inc.	1,367
44	Cigna Corp.	762
21	Covidien Ltd.	813
54	Humana, Inc. •	2,059
84	UnitedHealth Group, Inc.	2,380

		7,381

	Insurance — 9.5%
55	ACE Ltd.	2,419
27	Everest Re Group Ltd.	1,726
27	Fidelity National Financial, Inc.	390
21	First American Financial Corp.	467
12	PartnerRe Ltd.	760
27	Platinum Underwriters Holdings Ltd.	743
35	Reinsurance Group of America, Inc.	1,251
32	Unum Group	446

		8,202

	Materials — 5.2%
32	Alcoa, Inc.	251
18	Celanese Corp.	197
36	Companhia Vale do Rio Doce ADR	509
27	Mosaic Co.	949
64	Owens-Illinois, Inc. •	1,216
6	Potash Corp. of Saskatchewan, Inc.	434
86	Rexam plc	388
14	Syngenta AG ADR	537

		4,481

	Media — 5.9%
135	Comcast Corp. Class A	1,981
121	Comcast Corp. Special Class A	1,675
81	R.H. Donnelley Corp. •	27
64	Viacom, Inc. Class B •	943
106	Virgin Media, Inc.	481

		5,107

	Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
49	Alkermes, Inc. •	562
10	Amgen, Inc. •	543
261	Impax Laboratories, Inc. •	1,167
67	Schering-Plough Corp.	1,180
64	Wyeth	2,737

		6,189

	Real Estate — 0.4%
25	Annaly Capital Management, Inc.	372

	Retailing — 0.7%
27	Home Depot, Inc.	588

	Semiconductors & Semiconductor Equipment — 1.6%
72	Varian Semiconductor Equipment Associates, Inc. •	1,361

	Software & Services — 3.2%
19	CACI International, Inc. Class A •	865
111	Microsoft Corp.	1,893

		2,758

The Hartford Value Opportunities Fund
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

		Market
Shares		Value +
COMMON STOCK (continued)
	Technology Hardware & Equipment — 7.2%
67	Arrow Electronics, Inc. •	$1,270
15	Avnet, Inc. •	305
117	Cisco Systems, Inc. •	1,749
128	Corning, Inc.	1,293
196	Flextronics International Ltd. •	512
117	JDS Uniphase Corp. •	424
74	Solar Cayman Ltd. † • ⌂	691

		6,244

	Transportation — 3.6%
226	Delta Air Lines, Inc. •	1,558
21	United Parcel Service, Inc. Class B	884
119	US Airways Group, Inc. •	672

		3,114

	Utilities — 2.3%
22	Northeast Utilities	519
37	Progress Energy, Inc.	1,436

		1,955

	Total common stock (Cost $139,202)	$85,284

Principal
Amount
SHORT-TERM INVESTMENTS — 1.4%
	Repurchase Agreements — 1.4%
	Banc of America Securities Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $2, collateralized by U.S. Treasury Bill, 0.22%, 2009, value of $2)
$2	0.25% dated 01/30/2009		$2
	Banc of America Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $483, collateralized by GNMA 6.00%, 2038, value of $493)
483	0.28% dated 01/30/2009		483
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $291, collateralized by FNMA 5.00% - 7.00%, 2023 - 2039, GNMA 7.00%, 2038, value of $297)
291	0.29% dated 01/30/2009		291
	JP Morgan Chase TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $375, collateralized by FNMA 5.00% - 6.00%, 2035 - 2038, value of $383)
375	0.28% dated 01/30/2009		375
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/02/2009 in the amount of $80, collateralized by U.S. Treasury Note 6.00%, 2009, value of $81)
80	0.27% dated 01/30/2009		80

	Total short-term investments (Cost $1,231)		$1,231

	Total investments (Cost $140,433) ▲	99.9%	$86,515
	Other assets and liabilities	0.1%	83

	Total net assets	100.0%	$86,598

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.68% of total net assets at January 31, 2009.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedules of Investments.

▲	At January 31, 2009, the cost of securities for federal income tax purposes was $142,256 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,093
Unrealized Depreciation	(56,834)

Net Unrealized Depreciation	$(55,741)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $691, which represents 0.80% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Currently non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $1,156, which represents 1.33% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period
Acquired	Shares	Security	Cost Basis
03/2007	74	Solar Cayman Ltd. — 144A	$1,103

The aggregate value of these securities at January 31, 2009 was $691 which represents 0.80% of total net assets.

+	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual report.

Page intentially Left Blank

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

		The Hartford	The Hartford	The Hartford
	The Hartford	Balanced Allocation	Balanced Income	Capital
	Advisers Fund	Fund	Fund	Appreciation Fund

Assets:
Investment in securities — Level 1	$481,658	$649,659	$17,210	$10,466,063
Investment in securities — Level 2	228,980	—	22,551	1,571,721
Investment in securities — Level 3	3,458	—	158	59,059

Total	$714,096	$649,659	$39,919	$12,096,843

Other financial instruments — Level 1*	$—	$—	$18	$—
Other financial instruments — Level 2*	—	—	43	—

Total	$—	$—	$61	$—

Liabilities:
Securities sold short — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$136	$—	$3	$—
Other financial instruments — Level 2*	—	—	12	—

Total	$136	$—	$15	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of October 31, 2008	$4,478	$—	$224	$60,634
Realized gain (loss)	(713)	—	(61)	(2,373)
Change in unrealized appreciation (depreciation)♦	722	—	63	5,279
Net purchases (sales)	(1,029)	—	(87)	(4,481)
Transfers in and /or out of Level 3	—	—	19	—

Balance as of January 31, 2009	$3,458	$—	$158	$59,059

Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation)♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

† The realized gain (loss) earned during the period ended January 31, 2009, for other financial instruments	$—	$—	$—	$—

♦Change in unrealized gains or losses relating to assets still held at January 31, 2009	$223	$—	$(1)	$5,279

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

The Hartford
Capital	The Hartford	The Hartford	The Hartford	The Hartford	The Hartford	The Hartford
Appreciation II	Checks and	Conservative	Disciplined Equity	Diversified	Dividend and	Equity Growth	The Hartford
Fund	Balances Fund	Allocation Fund	Fund	International Fund	Growth Fund	Allocation Fund	Equity Income Fund

$737,388	$956,006	$167,186	$157,985	$2,535	$2,975,282	$177,849	$616,219
78,710	—	—	—	8,204	—	—	10,217
4,907	—	—	—	4	34	—	—

$821,005	$956,006	$167,186	$157,985	$10,743	$2,975,316	$177,849	$626,436

$—	$—	$—	$15	$—	$—	$—	$—
3	—	—	—	1	—	—	—

$3	$—	$—	$15	$1	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$54	$—	$—	$—	$—
7	—	—	—	1	—	—	—

$7	$—	$—	$54	$1	$—	$—	$—

$8,597	$—	$—	$—	$1	$53	$—	$—
—	—	—	—	—	—	—	—
(715)	—	—	—	—	(19)	—	—
—	—	—	—	(1)	—	—	—
(2,975)	—	—	—	4	—	—	—

$4,907	$—	$—	$—	$4	$34	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$(715)	$—	$—	$—	$(24)	$(19)	$—	$—

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

			The Hartford
		The Hartford	Global
	The Hartford	Fundamental	Communications	The Hartford
	Floating Rate Fund	Growth Fund	Fund	Global Equity Fund

Assets:
Investment in securities — Level 1	$196,420	$46,289	$12,927	$8,766
Investment in securities — Level 2	1,456,122	—	4,432	3,939
Investment in securities — Level 3	16,090	—	—	2

Total	$1,668,632	$46,289	$17,359	$12,707

Other financial instruments — Level 1*	$—	$—	$—	$—
Other financial instruments — Level 2*	—	—	—	—

Total	$—	$—	$—	$—

Liabilities:
Securities sold short — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$—	$—	$—	$4
Other financial instruments — Level 2*	—	—	—	2

Total	$—	$—	$—	$6

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of October 31, 2008	$18,775	$—	$—	$—
Realized gain (loss)	—	—	—	(1)
Change in unrealized appreciation (depreciation)♦	(7,048)	—	—	2
Net purchases (sales)	—	—	—	(1)
Transfers in and /or out of Level 3	4,363	—	—	2

Balance as of January 31, 2009	$16,090	$—	$—	$2

Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation)♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation)♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

† The realized gain (loss) earned during the period ended January 31, 2009, for other financial instruments	$—	$—	$—	$—

♦ Change in unrealized gains or losses relating to assets still held at January 31, 2009	$(10,972)	$—	$—	$(12)

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

The Hartford	The Hartford		The Hartford	The Hartford		The Hartford
Global Financial	Global Growth	The Hartford	Global Technology	Growth Allocation	The Hartford	Growth	The Hartford High
Services Fund	Fund	Global Health Fund	Fund	Fund	Growth Fund	Opportunities Fund	Yield Fund

$10,026	$246,799	$479,178	$34,498	$515,715	$580,851	$1,688,324	$22,350
6,112	117,918	101,748	1,248	—	20,517	141,679	162,605
2	—	—	—	—	—	—	6,521

$16,140	$364,717	$580,926	$35,746	$515,715	$601,368	$1,830,003	$191,476

$—	$—	$—	$—	$—	$—	$—	$344
—	—	28	—	—	—	—	17

$—	$—	$28	$—	$—	$—	$—	$361

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
1	—	—	—	—	—	10	—

$1	$—	$—	$—	$—	$—	$10	$—

$3	$—	$—	$—	$—	$—	$—	$4,738
—	—	—	—	—	—	—	(45)
(1)	—	—	—	—	—	—	143
—	—	—	—	—	—	—	1,544
—	—	—	—	—	—	—	141

$2	$—	$—	$—	$—	$—	$—	$6,521

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$(1)	$—	$—	$—	$—	$—	$—	$(438)

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

	The Hartford High	The Hartford
	Yield Municipal	Income Allocation	The Hartford	The Hartford
	Bond Fund	Fund	Income Fund	Inflation Plus Fund

Assets:
Investment in securities — Level 1	$30,927	$59,737	$8,558	$63,833
Investment in securities — Level 2	274,785	—	183,440	761,766
Investment in securities — Level 3	—	—	5,369	—

Total	$305,712	$59,737	$197,367	$825,599

Other financial instruments — Level 1*	$—	$—	$49	$136
Other financial instruments — Level 2*	—	—	43	384

Total	$—	$—	$92	$520

Liabilities:
Securities sold short — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$—	$—	$167	$142
Other financial instruments — Level 2*	—	—	17	304

Total	$—	$—	$184	$446

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of October 31, 2008	$—	$—	$8,974	$—
Realized gain (loss)	—	—	(2,582)	—
Change in unrealized appreciation (depreciation) ♦	—	—	837	—
Net purchases (sales)	—	—	(891)	—
Transfers in and /or out of Level 3	—	—	(969)	—

Balance as of January 31, 2009	$—	$—	$5,369	$—

Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

† The realized gain (loss) earned during the period ended January 31, 2009, for other financial instruments	$—	$—	$—	$—

♦ Change in unrealized gains or losses relating to assets still held at January 31, 2009	$—	$—	$(1,254)	$—

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

The Hartford	The Hartford	The Hartford	The Hartford		The Hartford		The Hartford
International	International	International Small	LargeCap Growth	The Hartford	MidCap Growth	The Hartford	Money Market
Growth Fund	Opportunities Fund	Company Fund	Fund	MidCap Fund	Fund	MidCap Value Fund	Fund

$66,688	$63,179	$6,861	$12,236	$1,749,622	$19,085	$139,135	$71,450
202,858	185,192	109,951	—	—	60	5,979	824,103
—	—	—	—	—	—	4,194	—

$269,546	$248,371	$116,812	$12,236	$1,749,622	$19,145	$149,308	$895,553

$—	$—	$—	$—	$—	$—	$—	$—
124	80	11	—	—	—	—	—

$124	$80	$11	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
159	15	1	—	—	—	4	—

$159	$15	$1	$—	$—	$—	$4	$—

$—	$—	$—	$—	$—	$—	$8,199	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(420)	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(3,585)	—

$—	$—	$—	$—	$—	$—	$4,194	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$(420)	$—

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

	The Hartford		The Hartford Select
	Retirement Income	The Hartford Select	SmallCap Value	The Hartford Short
	Fund	MidCap Value Fund	Fund	Duration Fund

Assets:
Investment in securities — Level 1	$4,131	$38,123	$62,708	$4,144
Investment in securities — Level 2	—	220	—	159,095
Investment in securities — Level 3	—	—	—	14,786

Total	$4,131	$38,343	$62,708	$178,025

Other financial instruments — Level 1*	$—	$—	$—	$—
Other financial instruments — Level 2*	—	—	—	—

Total	$—	$—	$—	$—

Liabilities:
Securities sold short — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$—	$59	$25	$—
Other financial instruments — Level 2*	—	—	—	—

Total	$—	$59	$25	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of October 31, 2008	$—	$—	$—	$19,239
Realized gain (loss)	—	—	—	(577)
Change in unrealized appreciation (depreciation) ♦	—	—	—	(2,974)
Net purchases (sales)	—	—	—	(149)
Transfers in and /or out of Level 3	—	—	—	(753)

Balance as of January 31, 2009	$—	$—	$—	$14,786

Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

† The realized gain (loss) earned during the period ended January 31, 2009, for other financial instruments	$—	$—	$—	$—

♦ Change in unrealized gains or losses relating to assets still held at January 31, 2009	$—	$—	$—	$(2,931)

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

	The Hartford		The Hartford	The Hartford	The Hartford	The Hartford	The Hartford
The Hartford Small	SmallCap Growth	The Hartford Stock	Strategic Income	Target Retirement	Target Retirement	Target Retirement	Target Retirement
Company Fund	Fund	Fund	Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund

$494,546	$126,608	$343,519	$31,338	$14,186	$2,769	$28,337	$2,684
9,218	375	17,990	185,843	—	—	—	—
—	—	2,632	4,961	—	—	—	—

$503,764	$126,983	$364,141	$222,142	$14,186	$2,769	$28,337	$2,684

$—	$—	$—	$15	$—	$—	$—	$—
24	—	—	37	—	—	—	—

$24	$—	$—	$52	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$58	$67	$—	$160	$—	$—	$—	$—
—	—	—	15	—	—	—	—

$58	$67	$—	$175	$—	$—	$—	$—

$—	$—	$2,423	$4,392	$—	$—	$—	$—
—	—	—	(1,511)	—	—	—	—
—	—	209	711	—	—	—	—
—	—	—	389	—	—	—	—
—	—	—	980	—	—	—	—

$—	$—	$2,632	$4,961	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$209	$(794)	$—	$—	$—	$—

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

	The Hartford	The Hartford	The Hartford	The Hartford
	Target Retirement	Target Retirement	Target Retirement	Target Retirement
	2030 Fund	2035 Fund	2040 Fund	2045 Fund

Assets:
Investment in securities — Level 1	$26,301	$2,643	$2,617	$2,605
Investment in securities — Level 2	—	—	—	—
Investment in securities — Level 3	—	—	—	—

Total	$26,301	$2,643	$2,617	$2,605

Other financial instruments — Level 1*	$—	$—	$—	$—
Other financial instruments — Level 2*	—	—	—	—

Total	$—	$—	$—	$—

Liabilities:
Securities sold short — Level 1	$—	$—	$—	$—

Total	$—	$—	$—	$—

Other financial instruments — Level 1*	$—	$—	$—	$—
Other financial instruments — Level 2*	—	—	—	—

Total	$—	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—
Net purchases (sales)	—	—	—	—
Transfers in and /or out of Level 3	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss) †	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

Liabilities:
Other financial instruments:

Balance as of October 31, 2008	$—	$—	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation) ♦	—	—	—	—

Balance as of January 31, 2009	$—	$—	$—	$—

† The realized gain (loss) earned during the period ended January 31, 2009, for other financial instruments	$—	$—	$—	$—

♦ Change in unrealized gains or losses relating to assets still held at January 31, 2009	$—	$—	$—	$—

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

The Hartford	The Hartford Tax-	The Hartford Tax-		The Hartford Tax-		The Hartford U.S.
Target Retirement	Free California	Free Minnesota	The Hartford Tax-	Free New York	The Hartford Total	Government	The Hartford Value
2050 Fund	Fund	Fund	Free National Fund	Fund	Return Bond Fund	Securities Fund	Fund

$2,605	$4,711	$3,527	$14,725	$2,325	$134,630	$76,920	$285,329
—	31,460	23,063	161,671	11,737	1,325,680	203,487	—
—	—	—	—	—	12,885	6,094	—

$2,605	$36,171	$26,590	$176,396	$14,062	$1,473,195	$286,501	$285,329

$—	$—	$—	$—	$—	$204	$85	$—
—	—	—	—	—	4,067	—	—

$—	$—	$—	$—	$—	$4,271	$85	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$917	$778	$—
—	—	—	—	—	1,450	320	—

$—	$—	$—	$—	$—	$2,367	$1,098	$—

$—	$—	$—	$—	$—	$18,381	$9,112	$—
—	—	—	—	—	(2,095)	(49)	—
—	—	—	—	—	(2,282)	(2,882)	—
—	—	—	—	—	(1,134)	(42)	—
—	—	—	—	—	15	(45)	—

$—	$—	$—	$—	$—	$12,885	$6,094	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$(3,735)	$(2,926)	$—

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels
January 31, 2009 (Unaudited)
(000’s Omitted)

The Hartford Value
Opportunities Fund
Assets:
Investment in securities — Level 1	$81,138
Investment in securities — Level 2	3,530
Investment in securities — Level 3	1,847

Total	$86,515

Other financial instruments — Level 1*	$—
Other financial instruments — Level 2*	—

Total	$—

Liabilities:
Securities sold short — Level 1	$—

Total	$—

Other financial instruments — Level 1*	$—
Other financial instruments — Level 2*	—

Total	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:

Balance as of October 31, 2008	$4,649
Realized gain (loss)	(270)
♦ Change in unrealized appreciation (depreciation) ♦	(279)
Net purchases (sales)	(169)
Transfers in and /or out of Level 3	(2,084)

Balance as of January 31, 2009	$1,847

Other financial instruments:

Balance as of October 31, 2008	$—
Realized gain (loss) †	—
Change in unrealized appreciation (depreciation) ♦	—

Balance as of January 31, 2009	$—

Liabilities:
Other financial instruments:

Balance as of October 31, 2008	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation) ♦	—

Balance as of January 31, 2009	$—

† The realized gain (loss) earned during the period ended January 31, 2009, for other financial instruments	$—

♦ Change in unrealized gains or losses relating to assets still held at January 31, 2009	$(279)

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.
Date: March 19, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 19, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: March 19, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.
Date: March 19, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 19, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: March 19, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer